UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.5%)[1]
Australia (21.4%)
	BHP Billiton Ltd.	5,914,015	186,611
	Westpac Banking Corp., Ltd.	5,127,717	92,341
	Commonwealth Bank of Australia	2,592,496	91,855
	National Australia Bank Ltd.	3,378,876	68,578
	Australia & New Zealand Bank Group Ltd.	4,109,484	63,478
	Woolworths Ltd.	2,159,734	49,044
	Rio Tinto Ltd.	769,601	38,802
	Wesfarmers Ltd.	1,784,103	38,431
	Westfield Group	3,553,833	33,501
	Woodside Petroleum Ltd.	861,296	33,011
	QBE Insurance Group Ltd.	1,747,585	28,448
	CSL Ltd.	1,062,369	26,967
	Telstra Corp. Ltd.	7,754,914	22,869
	Newcrest Mining Ltd.	849,001	21,416
^	Macquarie Group, Ltd.	535,039	19,662
	Origin Energy Ltd.	1,537,821	18,624
	Santos Ltd.	1,444,316	17,578
	AMP Ltd.	3,509,683	16,428
	Foster's Group Ltd.	3,384,925	15,209
	Suncorp-Metway Ltd.	2,297,040	13,621
	Brambles Ltd.	2,441,979	12,218
	Orica Ltd.	633,386	11,874
	Insurance Australia Group Ltd.	3,594,027	10,994
	Stockland	4,025,106	10,507
	AGL Energy Ltd.	784,990	9,758
	Australian Stock Exchange Ltd.	300,942	9,446
	BlueScope Steel Ltd.	3,191,364	8,990
^,*	Fortescue Metals Group Ltd.	2,166,285	7,629
	Coca-Cola Amatil Ltd.	966,147	7,512
	Transurban Group	2,026,850	7,327
	GPT Group	15,642,708	6,905
^	Leighton Holdings Ltd.	263,980	6,638
	Toll Holdings Ltd.	1,152,581	6,533
	Incitec Pivot Ltd.	2,805,989	6,477
	Computershare Ltd.	785,348	6,443
	AXA Asia Pacific Holdings Ltd.	1,815,875	6,435
	Sonic Healthcare Ltd.	640,204	6,244
	Alumina Ltd.	4,362,094	6,244
	Tabcorp Holdings Ltd.	1,032,079	6,228
	WorleyParsons Ltd.	288,405	6,219
	Amcor Ltd.	1,470,684	6,062
	OneSteel Ltd.	2,417,691	6,034
	Wesfarmers, Ltd. Price Protected Shares	267,449	5,761
	Sims Metal Management Ltd. ADR	235,750	5,502
	OZ Minerals Ltd.	5,527,364	5,201
	Crown Ltd.	824,434	5,142
	Macquarie Infrastructure Group	4,245,871	5,133
	Lion Nathan Ltd.	513,316	5,017
	Lend Lease Corp.	755,891	4,891

	Dexus Property Group NPV	7,929,093	4,816
	Metcash Ltd.	1,339,851	4,775
^	John Fairfax Holdings Ltd.	3,877,248	4,762
	Cochlear Ltd.	98,918	4,587
	Mirvac Group	4,285,141	4,518
	Tatt's Group, Ltd.	2,113,304	4,319
	CFS Gandel Retail Trust	3,017,470	4,297
	Boral Ltd.	1,027,336	4,280
*	Paladin Resources Ltd.	977,661	3,732
	Qantas Airways Ltd.	1,928,683	3,723
	Bendigo Bank Ltd.	521,769	3,569
	CSR Ltd.	2,294,649	3,568
*	Arrow Energy, Ltd.	988,110	3,549
*	James Hardie Industries NV	763,714	3,307
	Nufarm Ltd.	308,051	2,783
	Asciano Group	2,066,225	2,764
^	Billabong International Ltd.	351,142	2,702
^	Harvey Norman Holdings Ltd.	945,644	2,587
	Goodman Fielder Ltd.	2,223,016	2,573
	Caltex Australia Ltd.	235,413	2,566
	Energy Resources of Australia Ltd.	120,326	2,543
	Macquarie Airports Group	1,213,134	2,518
^	Aristocrat Leisure Ltd.	687,864	2,470
	Perpetual Trustees Australia Ltd.	67,551	1,887
	SP Ausnet	2,371,254	1,543
	Sims Metal Management Ltd.	21,314	498
			1,191,074
Hong Kong (7.3%)
	Sun Hung Kai Properties Ltd.	2,485,571	37,738
	Hong Kong Exchanges & Clearing Ltd.	1,798,446	33,769
	Cheung Kong Holdings Ltd.	2,448,908	31,563
	Hutchison Whampoa Ltd.	3,748,599	28,020
	CLP Holdings Ltd.	3,608,047	24,522
	Hang Seng Bank Ltd.	1,346,469	21,834
	Hong Kong & China Gas Co., Ltd.	7,039,430	15,729
	Swire Pacific Ltd. A Shares	1,360,227	15,260
	Esprit Holdings Ltd.	1,974,329	14,218
	Boc Hong Kong Holdings Ltd.	6,512,492	13,811
	Hong Kong Electric Holdings Ltd.	2,440,665	13,458
	Hang Lung Properties Ltd.	3,657,242	13,361
	Henderson Land Development Co. Ltd.	1,888,034	12,440
	Wharf Holdings Ltd.	2,429,792	11,401
	Li & Fung Ltd.	3,836,681	11,304
	New World Development Co., Ltd.	4,397,545	10,468
	MTR Corp.	2,502,103	9,063
	Link REIT	3,811,476	8,647
	Bank of East Asia Ltd.	2,584,422	8,578
	Hang Lung Development Co., Ltd.	1,412,181	7,299
	Kerry Properties Ltd.	1,249,740	6,433
	Sino Land Co.	2,955,114	6,013
	Wheelock and Co. Ltd.	1,612,647	4,571
	Shangri-La Asia Ltd.	2,290,085	3,647
	Hopewell Holdings Ltd.	1,015,323	3,308
	Yue Yuen Industrial (Holdings) Ltd.	1,184,217	3,217

	Cathay Pacific Airways Ltd.	2,061,220	3,203
	Wing Hang Bank Ltd.	316,893	3,037
	Hysan Development Co., Ltd.	1,106,187	3,021
	Cheung Kong Infrastructure Holdings Ltd.	795,854	2,898
	NWS Holdings Ltd.	1,472,015	2,833
*	Foxconn International Holdings Ltd.	3,720,816	2,595
	ASM Pacific Technology Ltd.	347,241	2,353
	Chinese Estates Holdings	1,296,357	2,271
	Orient Overseas International Ltd.	389,065	2,173
	Television Broadcasts Ltd.	494,897	2,162
^	PCCW Ltd.	6,713,653	1,833
	Hong Kong Aircraft & Engineering Co., Ltd.	118,885	1,622
	Lifestyle International Holdings, Ltd.	1,052,544	1,594
^,*	Mongolia Energy Corp. Ltd.	3,124,219	1,196
			402,463
Japan (66.4%)
	Toyota Motor Corp.	4,860,483	204,011
	Mitsubishi UFJ Financial Group	16,398,341	100,148
	Honda Motor Co., Ltd.	2,908,854	93,023
	Canon, Inc.	1,880,259	69,693
	Sumitomo Mitsui Financial Group, Inc.	1,600,542	68,131
	Tokyo Electric Power Co.	2,144,664	54,904
	Matsushita Electric Industrial Co., Ltd.	3,459,811	54,687
	Takeda Pharmaceutical Co. Ltd.	1,320,517	53,197
	Mizuho Financial Group, Inc.	22,144,928	50,911
	Sony Corp.	1,770,129	49,339
	Mitsubishi Corp.	2,390,172	47,463
	Nintendo Co.	174,261	46,819
	NTT DoCoMo, Inc.	27,674	39,966
	Shin-Etsu Chemical Co., Ltd.	722,781	38,765
	Nomura Holdings Inc.	4,398,043	38,534
	Mitsui & Co., Ltd.	3,052,980	38,040
	Nippon Telegraph and Telephone Corp.	915,823	37,805
	Millea Holdings, Inc.	1,275,288	36,762
	Nippon Steel Corp.	8,984,270	35,764
	JFE Holdings, Inc.	864,626	34,591
	Mitsubishi Estate Co., Ltd.	2,070,005	34,358
	East Japan Railway Co.	598,337	34,190
	Nissan Motor Co., Ltd.	4,383,532	31,807
	Seven and I Holdings Co., Ltd.	1,356,679	31,784
	Toshiba Corp.	6,911,214	30,502
	Astellas Pharma Inc.	798,268	30,323
	Kansai Electric Power Co., Inc.	1,344,665	30,039
	Softbank Corp.	1,332,131	28,215
	Chubu Electric Power Co.	1,166,233	28,088
	Fuji Photo Film Co., Ltd.	861,294	27,693
	Fanuc Co., Ltd.	337,839	27,604
	KDDI Corp.	5,134	27,159
	Komatsu Ltd.	1,672,078	27,152
	Mitsui Fudosan Co., Ltd.	1,481,322	27,127
	Denso Corp.	856,540	25,133
	Mitsubishi Electric Corp.	3,406,896	24,825
	Kyocera Corp.	286,044	22,952
	Japan Tobacco, Inc.	7,920	22,887

	Kirin Brewery Co., Ltd.	1,480,261	22,055
	Kao Corp.	951,097	21,576
	Fujitsu Ltd.	3,283,530	21,474
	Daiichi Sankyo Co., Ltd.	1,186,604	21,404
	Mitsubishi Heavy Industries Ltd.	5,348,617	21,319
	Hitachi Ltd.	5,926,449	19,859
	Itochu Corp.	2,660,027	19,795
	Sumitomo Corp.	1,980,507	19,485
	Sharp Corp.	1,756,523	19,423
	Mitsui Sumitomo Insurance Group Holdings, Inc.	742,119	18,957
	Bridgestone Corp.	1,074,232	18,584
	Murata Manufacturing Co., Ltd.	376,367	18,331
	Hoya Corp.	727,665	17,490
	Kubota Corp.	1,923,452	17,202
	Daiwa Securities Group Inc.	2,862,398	16,802
	Central Japan Railway Co.	2,758	16,589
	Sumitomo Electric Industries Ltd.	1,327,691	16,471
	Eisai Co., Ltd.	444,295	15,764
	Secom Co., Ltd.	369,092	15,760
	Tokyo Electron Ltd.	302,085	15,739
	Tohoku Electric Power Co.	753,005	15,667
	Suzuki Motor Corp.	621,674	15,634
	Ricoh Co.	1,182,880	15,400
	Asahi Glass Co., Ltd.	1,772,824	15,328
	Terumo Corp.	296,906	15,045
	Tokyo Gas Co., Ltd.	4,066,233	14,905
	Daikin Industries Ltd.	411,540	14,853
	Sumitomo Metal Industries Ltd.	5,919,423	14,659
	Dai-Nippon Printing Co., Ltd.	986,691	14,404
	Kyushu Electric Power Co., Inc.	667,151	14,362
	Keyence Corp.	72,679	14,316
	Sumitomo Metal Mining Co.	921,122	13,852
	Nidec Corp.	191,431	13,756
	Sumitomo Realty & Development Co.	670,420	13,747
	Sumitomo Chemical Co.	2,765,177	13,640
	Sumitomo Trust & Banking Co., Ltd.	2,499,449	13,624
	Marubeni Corp.	2,904,703	13,336
	Kintetsu Corp.	2,859,138	13,290
^	Resona Holdings Inc.	901,429	13,247
	Rohm Co., Ltd.	177,480	13,146
	Mitsui OSK Lines Ltd.	2,018,308	12,244
*	NEC Corp.	3,400,035	11,870
	T & D Holdings, Inc.	404,467	11,806
	Bank of Yokohama Ltd.	2,174,400	11,740
	Toray Industries, Inc.	2,349,172	11,728
^,*	Mitsubishi Motors Corp.	6,340,141	11,674
	Nippon Oil Corp.	2,194,708	11,610
	Orix Corp.	184,510	11,608
	Asahi Kasei Corp.	2,224,989	11,466
	Osaka Gas Co., Ltd.	3,425,164	11,400
	Ajinomoto Co., Inc.	1,173,475	11,209
	Nikon Corp.	558,960	11,167
	Inpex Holdings, Inc.	1,447	11,008
	Shionogi & Co., Ltd.	533,363	10,958
	Aeon Co., Ltd.	1,127,295	10,932

	Olympus Corp.	380,387	10,890
	Fast Retailing Co., Ltd.	83,921	10,861
	Asahi Breweries Ltd.	682,011	10,830
	TDK Corp.	205,384	10,744
	SMC Corp.	94,906	10,675
	Shizuoka Bank Ltd.	1,064,162	10,440
	Sompo Japan Insurance Inc.	1,559,380	10,299
	Chugoku Electric Power Co., Ltd.	489,694	10,250
	NGK Insulators Ltd.	452,978	10,199
	Yamato Holdings Co., Ltd.	680,714	10,073
	Toppan Printing Co., Ltd.	985,764	10,034
	Shiseido Co., Ltd.	614,592	10,024
	Tokyu Corp.	2,001,850	9,767
	Shikoku Electric Power	321,177	9,619
	West Japan Railway Co.	2,993	9,539
	Yamada Denki Co., Ltd.	152,789	9,538
	Odakyu Electric Railway Co.	1,104,915	9,515
	Mitsubishi Chemical Holdings Corp.	2,122,554	9,500
	Nitto Denko Corp.	290,401	9,291
	Hankyu Corp.	2,014,467	9,256
	Daiwa House Industry Co., Ltd.	896,530	9,217
	Konica Minolta Holdings, Inc.	840,468	9,113
	Tobu Railway Co., Ltd.	1,428,988	8,667
	Aisin Seiki Co., Ltd.	337,014	8,636
	Chiba Bank Ltd.	1,331,620	8,587
	Yahoo Japan Corp.	26,059	8,532
	Toyoda Automatic Loom Works Ltd.	315,535	8,505
	Kobe Steel Ltd.	4,376,025	8,410
	Sekisui House Ltd.	892,917	8,383
	Nippon Yusen Kabushiki Kaisha Co.	1,948,747	8,296
	Office Building Fund of Japan Inc.	907	8,129
	Rakuten, Inc.	12,658	8,104
	Japan Steel Works Ltd.	583,632	7,601
	Hokuriku Electric Power Co.	329,791	7,537
	NTT Data Corp.	2,223	7,475
	Ibiden Co., Ltd.	224,169	7,415
	Nippon Mining Holdings Inc.	1,552,882	7,366
	Chugai Pharmaceutical Co., Ltd.	393,524	7,176
	Nippon Electric Glass Co., Ltd.	606,006	6,980
	Electric Power Development Co., Ltd.	234,634	6,954
	Nipponkoa Insurance Co., Ltd.	1,166,234	6,936
	Matsushita Electric Works, Ltd.	654,122	6,912
	Daito Trust Construction Co., Ltd.	140,369	6,883
	Nippon Express Co., Ltd.	1,485,712	6,802
	JS Group Corp.	439,139	6,796
	Kuraray Co., Ltd.	599,465	6,771
	Kurita Water Industries Ltd.	200,718	6,612
	Japan Real Estate Investment Corp.	791	6,597
^,*	Sanyo Electric Co., Ltd.	2,959,914	6,593
^	Isetan Mitsukoshi Holdings Ltd.	620,891	6,563
	Ono Pharmaceutical Co., Ltd.	147,950	6,553
	Trend Micro Inc.	187,656	6,456
	OJI Paper Co., Ltd.	1,488,340	6,448
	JGC Corp.	370,396	6,393
	Keihin Electric Express Railway Co., Ltd.	767,193	6,385

	Kawasaki Heavy Industries Ltd.	2,487,339	6,369
	Hokkaido Electric Power Co., Ltd.	319,831	6,213
	Oriental Land Co., Ltd.	91,802	6,139
^	Dentsu Inc.	291,422	6,128
	Advantest Corp.	281,727	6,106
	Keio Electric Railway Co., Ltd.	1,015,085	6,077
	Fukuoka Financial Group, Inc.	1,376,418	6,024
	Uni-Charm Corp.	74,128	5,995
	Mitsui Trust Holding Inc.	1,725,996	5,988
^	SBI Holdings, Inc.	29,394	5,911
^,*	GS Yuasa Corp.	646,998	5,888
	Joyo Bank Ltd.	1,156,017	5,871
	Hirose Electric Co., Ltd.	52,022	5,802
	Omron Corp.	355,455	5,733
	Benesse Holdings, Inc.	131,929	5,702
	Toyota Tsusho Corp.	372,251	5,690
	JSR Corp.	316,551	5,668
	Toyo Seikan Kaisha Ltd.	265,138	5,666
	Sankyo Co., Ltd.	94,720	5,630
	Furukawa Electric Co.	1,122,157	5,395
	Kyowa Hakko Kogyo Co.	460,854	5,278
	Teijin Ltd.	1,633,481	5,160
	Mitsubishi Materials Corp.	1,906,805	5,149
	Yamaguchi Financial Group, Inc.	376,052	5,128
	Stanley Electric Co.	248,255	5,115
	Ube Industries Ltd.	1,764,684	5,081
	Ohbayashi Corp.	1,141,262	5,066
	Hokuhoku Financial Group, Inc.	2,215,083	5,046
*	MEIJI Holdings Co., Ltd.	121,504	4,905
	Makita Corp.	197,661	4,869
	Bank of Kyoto Ltd.	538,188	4,862
	Sumitomo Heavy Industries Ltd.	1,009,274	4,844
	Shimano, Inc.	118,820	4,835
	Nippon Sanso Corp.	505,193	4,831
^	TonenGeneral Sekiyu K.K.	503,300	4,802
	Sony Financial Holdings, Inc.	1,559	4,802
	J. Front Retailing Co., Ltd.	863,113	4,779
	Tanabe Seiyaku Co., Ltd.	399,608	4,747
	Lawson Inc.	114,534	4,746
	Yamaha Motor Co., Ltd.	379,021	4,689
	Nitori Co., Ltd.	65,152	4,674
	NSK Ltd.	838,240	4,522
	The Iyo Bank, Ltd.	431,864	4,510
	Fuji Heavy Industries Ltd.	1,121,534	4,498
	Sojitz Holdings Corp.	2,160,678	4,490
	Sekisui Chemical Co.	758,896	4,468
	Nomura Research Institute, Ltd.	180,160	4,452
	Taisho Pharmaceutical Co.	229,761	4,410
	Mazda Motor Corp.	1,651,482	4,287
	Shimizu Corp.	1,044,867	4,274
	Takashimaya Co.	519,981	4,271
	Sega Sammy Holdings Inc.	324,098	4,260
	The Hachijuni Bank Ltd.	719,180	4,203
	The Chugoku Bank, Ltd.	312,088	4,195
	Aioi Insurance Co., Ltd.	879,696	4,169

	Mitsubishi Gas Chemical Co.	678,093	4,166
	Kajima Corp.	1,486,173	4,158
	All Nippon Airways Co., Ltd.	1,472,688	4,102
	Nisshin Seifun Group Inc.	337,334	4,095
	Nippon Paper Group, Inc.	158,103	4,068
	Hisamitsu Pharmaceutical Co. Inc.	118,190	4,064
	Gunma Bank Ltd.	694,254	4,023
	Kawasaki Kisen Kaisha Ltd.	1,072,270	4,021
	The Suruga Bank, Ltd.	379,422	4,010
	Nippon Meat Packers, Inc.	327,426	4,006
	Santen Pharmaceutical Co., Ltd.	128,638	3,991
	Toyo Suisan Kaisha, Ltd.	158,498	3,950
	Namco Bandai Holdings Inc.	348,764	3,910
	Nissin Food Products Co., Ltd.	122,480	3,904
*	IHI Corp.	2,318,195	3,901
	JTEKT Corp.	344,517	3,893
	Kamigumi Co., Ltd.	466,548	3,880
	Daihatsu Motor Co., Ltd.	344,646	3,858
	Showa Denko K.K.	2,072,976	3,846
	Taisei Corp.	1,690,639	3,823
	Mitsui Chemicals, Inc.	1,042,812	3,819
	Amada Co., Ltd.	599,398	3,793
	Sumco Corp.	201,245	3,751
	Hitachi Chemical Co., Ltd.	183,257	3,738
	Seiko Epson Corp.	244,294	3,736
	Ushio Inc.	198,275	3,729
	Isuzu Motors Ltd.	2,109,729	3,729
	The Hiroshima Bank, Ltd.	894,205	3,709
^	Yakult Honsha Co., Ltd.	169,063	3,705
	Showa Shell Sekiyu K.K.	332,085	3,702
	Kaneka Corp.	532,582	3,692
	Susuken Co., Ltd.	122,450	3,685
	Yamaha Corp.	276,126	3,652
	Jupiter Telecommunications Co., Ltd.	4,342	3,644
	Mitsumi Electric Co., Ltd.	148,466	3,636
	Toyoda Gosei Co., Ltd.	116,075	3,571
	Shimamura Co., Ltd.	39,277	3,543
	Brother Industries Ltd.	394,593	3,541
	Credit Saison Co., Ltd.	272,112	3,532
	77 Bank Ltd.	598,424	3,531
	Toho Co., Ltd.	198,074	3,520
	Konami Corp.	165,575	3,509
	Kikkoman Corp.	299,537	3,490
	Shimadzu Corp.	450,941	3,480
	Tsumura & Co.	107,713	3,475
	THK Co., Inc.	212,416	3,474
*	Mizuho Trust & Banking Co., Ltd.	2,692,452	3,457
	Casio Computer Co.	418,022	3,406
	Shinko Securities Co., Ltd.	933,149	3,395
	FamilyMart Co., Ltd.	103,222	3,355
^	Hitachi Construction Machinery Co.	190,338	3,353
	Nippon Sheet Glass Co., Ltd.	1,115,696	3,319
	Nissan Chemical Industries, Ltd.	246,840	3,307
	Mitsui Engineering & Shipbuilding Co., Ltd.	1,309,352	3,297
	Idemitsu Kosan Co. Ltd.	39,021	3,252

	Mediceo Paltac Holdings Co., Ltd.	258,908	3,234
	Nomura Real Estate Office Fund, Inc.	492	3,222
	Tokyu Land Corp.	797,540	3,198
	Toho Gas Co., Ltd.	794,831	3,197
^	Toto Ltd.	463,738	3,172
	Mitsubishi UFJ Lease & Finance Company Ltd.	104,039	3,168
	Cosmo Oil Co., Ltd.	1,055,406	3,151
	NGK Spark Plug Co.	284,963	3,131
	Tokuyama Corp.	416,282	3,130
	Yokogawa Electric Corp.	401,714	3,128
	Keisei Electric Railway Co., Ltd.	493,950	3,071
	AEON Mall Co., Ltd.	144,420	3,042
	Japan Retail Fund Investment Corp.	607	3,038
	Yaskawa Electric Corp.	428,873	3,032
	Daicel Chemical Industries Ltd.	477,140	3,023
	Kansai Paint Co., Ltd.	390,664	3,007
	The Nishi-Nippon City Bank, Ltd.	1,173,688	2,973
^	Nisshinbo Industries, Inc.	231,166	2,946
	Rinnai Corp.	67,436	2,937
^	Nomura Real Estate Holdings Inc.	164,117	2,877
	Hitachi Metals Ltd.	295,331	2,877
	NTN Corp.	694,901	2,794
	Marui Co., Ltd.	386,687	2,773
*	Mitsui Mining & Smelting Co., Ltd.	1,006,223	2,763
	Sapporo Holdings Ltd.	458,117	2,759
	Denki Kagaku Kogyo K.K.	847,643	2,751
^,*	Japan Airlines System Co.	1,611,136	2,735
	Yamazaki Baking Co., Ltd.	217,113	2,719
	Asics Corp.	286,772	2,699
	Citizen Watch Co., Ltd.	494,527	2,675
	Alfresa Holdings Corp.	52,979	2,674
	Dai Nippon Pharmaceutical Co., Ltd.	287,447	2,659
	Oracle Corp. Japan	66,087	2,653
	Sumitomo Rubber Industries Ltd.	305,645	2,646
	Uny Co., Ltd.	320,400	2,601
	Tosoh Corp.	890,152	2,597
	Minebea Co., Ltd.	631,016	2,550
	Seven Bank, Ltd.	972	2,532
	Mitsubishi Logistics Corp.	204,466	2,529
	Mabuchi Motor Co.	50,433	2,522
	Square Enix Co., Ltd.	113,475	2,514
	Japan Petroleum Exploration Co., Ltd.	51,141	2,510
	Tokyo Tatemono Co., Ltd.	507,732	2,472
	USS Co., Ltd.	39,571	2,467
	Mitsubishi Rayon Co., Ltd.	888,746	2,421
	Hitachi High-Technologies Corp.	122,733	2,400
	NOK Corp.	196,542	2,399
^,*	Elpida Memory Inc.	209,473	2,375
	Yamato Kogyo Co., Ltd.	76,252	2,369
*	Shinsei Bank, Ltd.	1,596,892	2,361
	Nisshin Steel Co.	1,205,901	2,296
^	Toyota Boshoku Corp.	115,385	2,245
	Taiheiyo Cement Corp.	1,485,576	2,237
	Hakuhodo DY Holdings Inc.	40,217	2,204
*	McDonald's Holdings Company (Japan), Ltd.	117,399	2,130

	Japan Prime Realty Investment Corp.	991	2,127
	Obic Co., Ltd.	12,306	2,097
^	Matsui Securities Co., Ltd.	215,498	2,055
	NHK Spring Co.	285,269	2,053
^	Daido Steel Co., Ltd.	494,706	2,040
	Dowa Mining Co., Ltd.	440,845	2,004
	Kinden Corp.	238,192	1,996
	JAFCO Co., Ltd.	56,561	1,972
	Tokyo Steel Manufacturing Co.	177,801	1,962
	Coca-Cola West Japan Co., Ltd.	99,071	1,940
	NTT Urban Development Corp.	2,052	1,935
	Shinko Electric Industries Co., Ltd.	122,366	1,920
	Canon Sales Co. Inc.	119,290	1,896
	Leopalace21 Corp.	220,093	1,876
^,*	Aozora Bank, Ltd.	1,338,514	1,840
*	Sapporo Hokuyo Holdings, Inc.	540,605	1,823
^	Ito En, Ltd.	112,254	1,758
	Fuji Electric Holdings Co., Ltd.	980,927	1,715
	Aeon Credit Service Co. Ltd.	141,503	1,605
	Onward Kashiyama Co., Ltd.	218,519	1,553
	Itochu Techno-Science Corp.	51,227	1,537
^	Acom Co., Ltd.	70,693	1,502
^	Otsuka Corp.	28,432	1,478
	Dai-Nippon Ink & Chemicals, Inc.	1,049,785	1,472
^	DeNA Co., Ltd.	483	1,471
	Hino Motors, Ltd.	438,656	1,457
	Dowa Fire & Marine Insurance Co.	311,266	1,457
^	Promise Co., Ltd.	131,646	1,382
	Fuji Television Network, Inc.	841	1,343
^	Maruichi Steel Tube Ltd.	66,680	1,282
	ABC-Mart Inc.	44,336	1,267
^	Osaka Titanium Technologies Co.	32,761	1,128
	Tokyo Broadcasting System Holdings, Inc.	67,242	1,053
	Hikari Tsushin, Inc.	46,374	1,001
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	425,000	97
			3,693,515
New Zealand (0.3%)
	Telecom Corp. of New Zealand Ltd.	3,228,178	5,973
	Fletcher Building Ltd.	1,031,594	4,891
	Sky City Entertainment Group Ltd.	988,093	2,149
	Contact Energy Ltd.	513,702	2,141
	Auckland International Airport Ltd.	1,529,316	1,719
			16,873
Singapore (4.1%)
	Singapore Telecommunications Ltd.	14,028,220	34,093
	DBS Group Holdings Ltd.	3,011,727	29,051
	United Overseas Bank Ltd.	2,148,395	26,371
	Oversea-Chinese Banking Corp., Ltd.	4,407,869	23,933
	Keppel Corp., Ltd.	2,247,123	13,087
	Capitaland Ltd.	4,479,028	11,880
	Singapore Exchange Ltd.	1,511,107	9,138
	Singapore Airlines Ltd.	937,290	8,782
	Singapore Press Holdings Ltd.	2,792,084	6,959
	City Developments Ltd.	875,551	6,157

	Wilmar International Ltd.	1,446,176	6,006
	Fraser & Neave Ltd.	1,712,771	4,933
	Singapore Technologies Engineering Ltd.	2,373,691	4,335
	CapitaMall Trust	3,923,977	4,300
*	Genting Singapore PLC	6,879,935	4,039
	Sembcorp Industries Ltd.	1,732,370	3,856
	Olam International Ltd.	2,150,126	3,789
	Jardine Cycle N Carriage Ltd.	221,229	3,623
	ComfortDelGro Corp. Ltd.	3,310,723	3,562
	Golden Agri-Resources Ltd.	11,762,926	3,471
	Noble Group Ltd.	2,279,741	3,309
	SembCorp Marine Ltd.	1,454,414	3,151
	Ascendas REIT	2,226,826	2,625
	United Overseas Land Ltd.	910,345	2,210
	Neptune Orient Lines Ltd.	1,631,688	1,882
	StarHub Ltd.	1,079,945	1,680
	Cosco Corp. Singapore Ltd.	1,817,007	1,654
*	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	699,582	61
			227,937
Total Common Stocks (Cost $7,399,981)			5,531,862

		Coupon
Temporary Cash Investments (2.8%)[1]
Money Market Fund (2.6%)
[2,3]	Vanguard Market Liquidity Fund	0.335%		145,454,200	145,454

		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[4,5]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	4,000	4,000
[4,5]	Federal Home Loan Mortgage Corp.	0.391%	9/21/09	10,000	9,998
					13,998
Total Temporary Cash Investments (Cost $159,447)					159,452
Total Investments (102.3%) (Cost $7,559,428)					5,691,314
Other Assets and Liabilities-Net (-2.3%)[3]					(130,651)
Net Assets (100%)					5,560,663

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $111,628,000.
*	Non-income-producing security.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $117,297,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5	Securities with a value of $9,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Pacific Stock Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $7,562,925,000. Net unrealized depreciation of investment securities for tax purposes was $1,871,611,000, consisting of unrealized gains of $142,725,000 on securities that had risen in value since their purchase and $2,014,336,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Pacific Stock Index Fund

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Topix Index	September 2009	245	24,591	1,960
S&P ASX 200 Index	September 2009	86	7,520	724

At July 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000)
9/16/2009	JPY	2,155,410	USD	22,652	(302)
9/23/2009	AUD	8,175	USD	6,768	366
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,502	5,526,360	—
Temporary Cash Investments	145,454	13,998	—
Futures Contracts—Assets[1]	487	—	—
Forward Currency Contracts—Assets	64	—	—
Total	151,507	5,540,358	—
1 Represents variation margin on the last day of the reporting period.

Vanguard European Stock Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.1%)[1]
Austria (0.5%)
	Erste Bank der Oesterreichischen Sparkassen AG	294,512	10,267
	OMV AG	250,578	9,943
	Telekom Austria AG	537,396	8,203
	Oesterreichische Elektrizitaetswirtschafts AG Class A	130,185	6,343
	Voestalpine AG	193,572	5,370
	Raiffeisen International Bank-Holding AG	91,098	4,066
	Vienna Insurance Group	64,911	3,001
			47,193
Belgium (1.4%)
	Anheuser-Busch InBev NV	1,210,196	48,012
*	Fortis	3,735,640	14,364
	Delhaize Group	168,239	12,042
	Groupe Bruxelles Lambert SA	134,942	10,680
	Solvay SA	100,071	9,807
	Belgacom SA	256,400	9,185
*,^	Dexia	892,641	6,989
*	KBC Bank & Verzekerings Holding	268,207	5,710
	Colruyt NV	25,311	5,665
	UCB SA	170,757	5,644
	Umicore	192,070	5,015
	Mobistar SA	50,746	3,233
	Compagnie Nationale a Portefeuille	56,508	2,920
			139,266
Denmark (1.4%)
	Novo Nordisk A/S B Shares	751,246	43,959
*	Vestas Wind Systems A/S	342,116	24,081
*	Danske Bank A/S	762,841	15,828
	Carlsberg A/S B Shares	179,108	12,432
	AP Moller-Maersk A/S B Shares	1,840	11,458
	Novozymes A/S	77,807	6,992
	AP Moller-Maersk A/S A Shares	923	5,588
*,^	DSV A/S	306,015	4,216
*	Topdanmark A/S	23,825	3,252
	Coloplast A/S B Shares	39,359	2,879
	Trygvesta A/S	39,943	2,690
*	William Demant A/S	39,831	2,361
	H. Lundbeck A/S	99,127	1,925
			137,661
Finland (1.8%)
	Nokia Oyj	6,380,117	85,790
	Fortum Oyj	744,737	17,261
	Sampo Oyj A Shares	704,259	14,671
	UPM-Kymmene Oyj	874,127	9,158
	Kone Oyj	259,004	8,819
	Stora Enso Oyj R Shares	980,328	6,231
^	Wartsila Oyj B Shares	140,386	5,028
	Metso Oyj	215,944	4,556

	Elisa Oyj Class A	224,496	4,121
	Outokumpu Oyj A Shares	195,731	3,840
	Nokian Renkaat Oyj	178,210	3,774
	Rautaruuki Oyj	141,343	3,060
^	Neste Oil Oyj	214,412	3,035
	Kesko Oyj	110,888	2,926
	Orion Oyj	151,504	2,657
	Pohjola Bank PLC	231,517	2,400
^	Sanoma Oyj	136,857	2,352
			179,679
France (15.8%)
	Total SA	3,583,081	198,719
	Sanofi-Aventis	1,766,542	115,579
	BNP Paribas SA	1,403,984	101,945
	GDF Suez	2,025,180	77,375
	France Telecom SA	3,071,823	76,620
	Axa	2,630,070	55,516
	ArcelorMittal(Amsterdam Shares)	1,441,042	51,934
	Vivendi SA	1,964,252	50,351
	Societe Generale Class A	779,826	49,995
	Carrefour SA	1,064,770	49,926
	Groupe Danone	922,941	49,409
	Air Liquide SA	415,891	43,446
	LVMH Louis Vuitton Moet Hennessy	410,717	37,056
	Vinci SA	708,199	36,045
	Schneider Electric SA	392,261	35,610
	L'Oreal SA	402,321	34,890
	Pernod Ricard SA	325,268	25,233
	Cie. de St. Gobain SA	619,053	25,037
^	Lafarge SA	335,245	24,218
	Unibail Co.	136,653	23,873
	Alstom	337,337	23,164
	Veolia Environnement	634,030	21,795
	Credit Agricole SA	1,494,428	21,285
	Electricite de France	396,918	19,657
	Essilor International SA	335,535	18,598
	Compagnie Generale des Etablissements Michelin SA	243,121	17,550
	Bouygues SA	373,355	15,862
	PPR	126,954	14,140
^	Hermes International	88,805	13,346
*	Renault SA	311,466	13,236
^	European Aeronautic Defence and Space Co.	680,886	12,991
	Vallourec SA	90,020	11,845
	Cap Gemini SA	243,676	11,262
*	Alcatel-Lucent	3,894,053	10,787
	Technip SA	172,482	10,442
^	Accor SA	239,222	10,216
	SES Global Fiduciary Depositary Receipts	472,548	9,344
	Christian Dior SA	107,088	9,288
	STMicroelectronics NV	1,150,682	8,796
	Suez Environnement SA	454,103	8,651
	Sodexho Alliance SA	159,080	8,381
*	PSA Peugeot Citroen	256,375	7,767
	Lagardere S.C.A.	199,395	7,440

	Publicis Groupe SA	198,844	7,053
	SCOR SA	279,997	6,726
	Thales SA	150,980	6,387
	Casino Guichard-Perrachon SA	92,620	6,364
	CNP Assurances	62,543	5,704
	Dassault Systemes SA	110,303	5,519
*,^	Compagnie Generale de Geophysique SA	242,153	4,912
	Safran SA	314,961	4,869
	Eutelsat Communications	166,938	4,657
^	Eiffage SA	69,186	4,609
	Neopost SA	52,680	4,487
	Klepierre	152,889	4,371
	Legrand SA	176,481	4,317
	Aeroports de Paris (ADP)	49,839	4,022
	Bureau Veritas SA	82,041	3,885
*	Natixis	1,472,546	3,822
*	Atos Origin SA	76,975	3,510
^	Fonciere Des Regions	39,096	3,424
^	Imerys SA	57,457	3,061
^	Societe Television Francaise 1	195,795	3,022
	ICADE	33,532	2,936
^	Iliad SA	27,302	2,915
*	Air France	228,251	2,870
^	Societe des Autoroutes Paris-Rhin-Rhone	38,190	2,748
	Societe BIC SA	44,736	2,684
	Gecina SA	31,673	2,607
^	Eramet SLN	8,699	2,444
*,^	JCDecaux SA	112,496	2,317
^	PagesJaunes SA	207,907	2,240
	Biomerieux SA	22,796	2,216
	M6 Metropole Television	108,242	2,162
	Eurazeo	46,415	2,105
	Ipsen Promesses	42,335	1,948
			1,595,533
Germany (12.0%)
	E.On AG	3,190,842	120,561
	Siemens AG	1,381,085	110,061
	Bayer AG	1,282,993	78,628
	BASF AG	1,549,520	77,501
	Allianz AG	760,469	75,084
	SAP AG	1,440,256	67,832
	Daimler AG (Registered)	1,346,886	62,415
	Deutsche Telekom AG	4,758,454	61,050
	Deutsche Bank AG	937,929	60,616
	RWE AG	702,851	59,295
	Volkswagen AG	148,399	53,249
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	346,458	52,434
	Deutsche Boerse AG	327,632	25,927
	Bayerische Motoren Werke AG	555,676	25,642
	Linde AG	254,644	24,003
	Deutsche Post AG	1,420,257	22,442
	ThyssenKrupp AG	560,594	17,225
	Fresenius Medical Care AG	320,079	14,701

	K&S AG	248,943	13,937
	Volkswagen AG Pfd.	175,978	13,786
	Adidas AG	323,366	13,655
	Man AG	176,781	12,202
	Metro AG	190,999	11,061
	Henkel AG & Co. KGaA	300,766	11,053
	Merck KGaA	108,033	10,048
	Porsche AG	146,765	9,556
*	Commerzbank AG	1,193,464	9,349
	DaimlerChrysler AG	166,896	7,752
	Fresenius AG Pfd.	135,952	7,698
	Beiersdorf AG	148,650	7,485
	Henkel KGaA	219,199	6,898
	Salzgitter AG	65,958	6,664
*,^	Qiagen NV	334,073	6,366
	Deutsche Lufthansa AG	382,470	5,161
	RWE AG Pfd.	65,516	4,646
	GEA Group AG	262,284	4,288
	Hochtief AG	70,129	4,210
*	Hannover Rueckversicherung AG	101,616	4,141
*	Deutsche Postbank AG	147,772	4,075
	Celesio AG	141,738	3,774
	Wacker Chemie AG	26,265	3,496
^	Solarworld AG	141,009	3,417
	Fraport AG	62,329	2,856
*	United Internet AG	213,368	2,718
	Bayerische Motoren Werke (BMW)	85,038	2,490
^	Suedzucker AG	111,658	2,351
	Fresenius AS	47,452	2,332
	Puma AG	8,075	2,052
	Hamburger Hafen und Logistik AG	41,421	1,898
*,^	TUI AG	235,073	1,511
			1,211,592
Greece (0.9%)
*	National Bank of Greece SA	876,011	25,518
	Greek Organization of Football Prognostics	376,211	9,015
*	Alpha Credit Bank SA	607,600	7,999
	Coca-Cola Hellenic Bottling Co. SA	306,192	6,972
*	EFG Eurobank Ergasias	528,320	6,909
	Bank of Cyprus Public Co. Ltd.	934,032	6,146
*	Bank of Piraeus	507,634	6,031
	Marfin Financial Group SA	1,064,411	4,454
*	National Bank of Greece SA ADR	728,322	4,319
	Hellenic Telecommunications Organization SA	271,577	4,255
*	Public Power Corp.	194,403	4,233
	Titan Cement Co. SA	96,321	2,788
	Hellenic Telecommunications Organization SA ADR	274,848	2,155
	Hellenic Petroleum SA	153,668	1,590
			92,384
Ireland (0.4%)
	CRH PLC	1,140,963	27,459
*	Elan Corp. PLC	803,899	6,416
	Kerry Group PLC A Shares	236,230	5,594
*	Ryanair Holdings PLC ADR	94,531	2,676

*,^	Anglo Irish Bank Corp. PLC	2,503,596	774
*	Ryanair Holdings PLC	144,663	642
	CRH PLC	7,832	190
			43,751
Italy (5.3%)
	Eni SpA	4,370,079	102,114
*	UniCredit SpA	24,192,872	70,595
	Enel SpA	11,048,808	60,043
*	Intesa Sanpaolo SpA	12,928,307	48,073
	Assicurazioni Generali SpA	1,775,211	40,458
	Telecom Italia SpA	16,851,053	26,380
*	Fiat SpA	1,279,845	14,206
	Unione Di Banche Italiane ScpA	963,354	13,456
	Tenaris S.A.	793,423	12,029
	Saipem SpA	442,590	11,994
	Telecom Italia SpA RNC	10,065,743	11,366
	Snam Rete Gas SpA	2,502,541	10,963
	Mediobanca Banca di Credito Finanziaria SpA	761,355	10,681
	Finmeccanica SpA	675,529	10,245
	Atlantia SpA	434,521	9,601
*	Banco Popolare SpA	1,079,455	8,719
	Terna SpA	2,189,203	7,716
	Mediaset SpA	1,192,473	7,211
	Parmalat SpA	2,856,065	7,141
	Banca Monte dei Paschi di Siena SpA	3,702,039	6,947
	Alleanza Assicurazioni SpA	714,453	5,373
*	Luxottica Group SpA	195,427	4,925
	Intesa Sanpaolo SpA Non Convertible Risp.	1,575,708	4,436
	Banca Popolare di Milano SpA	668,522	4,045
	A2A SpA	1,845,650	3,361
^	Banca Carige SpA	1,086,962	3,096
	Prysmian SpA	168,589	2,900
	Mediolanum SpA	354,535	2,024
	Exor SpA	118,850	1,998
*	Pirelli & C. Accomandita per Azioni SpA	4,442,793	1,854
	Fondiari-Sai SpA	104,489	1,750
*,^	Autogrill SpA	173,560	1,684
	Lottomatica SpA	77,767	1,646
*	Unipol Gruppo Finanziario SpA	1,242,186	1,556
^	Italcementi SpA	116,145	1,521
	ACEA SpA	125,132	1,424
^	Saras SpA Raffinerie Sarde	478,950	1,338
			534,869
Netherlands (3.7%)
	Unilever NV	2,734,346	74,522
	Koninklijke KPN NV	2,876,057	43,259
	ING Groep NV	3,286,313	42,054
	Koninklijke (Royal) Philips Electronics NV	1,635,000	37,220
	Koninklijke Ahold NV	2,001,758	22,739
	Akzo Nobel NV	388,694	21,329
	ASML Holding NV	705,395	18,420
	Aegon NV	2,378,861	17,400
	Heineken NV	410,212	16,316
	TNT NV	621,853	14,780

	Reed Elsevier NV	1,105,474	11,560
	Koninklijke DSM NV	260,274	9,307
	Wolters Kluwer NV	458,206	8,998
	Heineken Holding NV	184,476	6,319
*	Randstad Holding NV	171,503	5,944
	Corio NV	89,425	4,950
	Fugro NV	109,850	4,933
	SBM Offshore NV	254,455	4,871
	Koninklijke Boskalis Westminster NV	93,756	2,341
	ASML Holding NV (New York Shares)	17,494	455
	Aegon NV (New York Shares) ARS	1,765	13
			367,730
Norway (1.0%)
	StatoilHydro ASA	1,885,252	40,308
*	Telenor ASA	1,405,210	12,975
*	DnB NOR ASA	1,233,072	10,753
^	Orkla ASA	1,287,243	10,243
	Yara International ASA	319,869	9,938
^	Seadrill Ltd.	472,127	7,608
*	Norsk Hydro ASA	1,158,918	6,812
*,^	Renewable Energy Corp. AS	556,654	4,424
			103,061
Portugal (0.5%)
	Electricidade de Portugal SA	3,061,165	12,130
	Portugal Telecom SGPS SA	983,857	10,059
	Banco Espirito Santo SA	883,809	5,519
^	Banco Comercial Portugues SA	3,965,681	4,236
*	EDP Renovaveis SA	369,334	3,790
	Galp Energia, SGPS, SA B shares	260,168	3,400
^	Cimpor-Cimento de Portugal SA	398,278	3,026
	Jeronimo Martins, SGPS, SA	357,576	2,510
^	Brisa-Auto Estradas de Portugal SA	302,178	2,501
			47,171
Spain (7.0%)
	Banco Santander SA	13,234,024	191,642
	Telefonica SA	6,974,201	173,516
	Banco Bilbao Vizcaya Argentaria SA	5,976,599	97,848
	Iberdrola SA	6,169,848	52,899
	Repsol YPF SA	1,230,963	28,564
	Industria de Diseno Textil SA	365,366	19,661
^	ACS, Actividades de Contruccion y Servisios, SA	240,168	12,804
^	Banco Popular Espanol SA	1,244,554	11,204
^	Banco de Sabadell SA	1,501,817	10,008
	Abertis Infraestructuras SA	469,188	9,723
	Red Electrica de Espana SA	182,432	8,564
	Gas Natural SDG SA	377,017	7,050
	Criteria Caixacorp SA	1,412,111	6,804
	Gamesa Corporacion Tecnologica SA	308,016	6,663
	Banco Santander SA ADR	455,572	6,588
	Iberdrola Renovables	1,425,531	6,585
^	Enagas SA	299,503	5,922
^	Bankinter SA	478,787	5,439
	Acciona SA	42,957	5,183
^	Zardoya Otis SA	223,467	5,079

^	Acerinox SA	237,409	4,709
	Mapfre SA	1,204,340	4,485
	Grifols SA	214,432	3,908
^	Indra Sistemas, SA	165,536	3,804
^	Banco de Valencia SA	357,628	3,491
	Telefonica SA ADR	44,539	3,324
^	Grupo Ferrovial SA	94,958	3,261
^	Cintra Concesiones de Infraestructuras de Transport SA	336,888	2,761
	Fomento de Construc y Contra SA	64,114	2,572
^	Sacyr Vallehermoso SA	153,590	2,459
	Gestevision Telecinco SA	165,621	1,890
*	Iberia Lineas Aereas de Espana SA	791,450	1,768
			710,178
Sweden (3.9%)
	Nordea Bank AB	5,412,023	52,350
	Hennes & Mauritz AB B Shares	858,160	51,142
	Telefonaktiebolaget LM Ericsson AB Class B	4,978,962	49,019
	TeliaSonera AB	3,766,524	24,165
	Svenska Handelsbanken AB A Shares	819,882	20,020
	Sandvik AB	1,688,616	16,093
*	Skandinaviska Enskilda Banken AB A Shares	2,548,354	14,174
	Investor AB B Shares	762,639	13,549
	Atlas Copco AB A Shares	1,127,904	13,444
	Volvo AB B Shares	1,820,701	13,309
	Svenska Cellulosa AB B Shares	944,159	12,137
	SKF AB B Shares	652,391	9,787
*	Millicom International Cellular SA	127,198	9,544
	Skanska AB B Shares	669,538	9,394
	Assa Abloy AB	526,592	8,685
	Swedish Match AB	430,393	8,205
*	Electrolux AB Series B	402,150	7,546
	Atlas Copco AB B Shares	659,176	6,990
	Tele2 AB B Shares	503,339	6,773
^	Alfa Laval AB	580,298	6,321
	Scania AB B Shares	538,058	6,300
	Volvo AB A Shares	739,427	5,251
^	Getinge AB B Shares	338,525	5,063
	Securitas AB B Shares	525,697	4,955
*,^	Swedbank AB A Shares	566,032	4,361
*,^	Husqvarna AB B Shares	685,963	4,327
	SSAB Svenskt Stal AB Series A	300,110	3,929
*,^	Lundin Petroleum AB	369,366	3,272
	Holmen AB	88,560	2,437
	SSAB Svenskt Stal AB Series B	141,292	1,690
			394,232
Switzerland (11.5%)
	Nestle SA (Registered)	6,107,407	250,981
	Roche Holdings AG	1,179,289	185,911
	Novartis AG (Registered)	3,549,965	162,196
	Credit Suisse Group (Registered)	1,889,049	89,269
*	UBS AG	5,363,643	78,521
	ABB Ltd.	3,693,172	67,505
	Zurich Financial Services AG	245,239	48,160
	Syngenta AG	162,611	37,421

	Holcim Ltd. (Registered)	411,518	24,981
	Swiss Re (Registered)	579,117	22,119
*	Compagnie Financiere Richemont SA	875,276	21,509
	Julius Baer Holding, Ltd.	353,253	16,867
	Swisscom AG	40,200	13,207
	Synthes, Inc.	99,145	11,144
	Adecco SA (Registered)	205,964	9,925
	Geberit AG	68,771	9,593
	Swatch Group AG (Bearer)	51,970	9,512
*	Actelion Ltd.	168,891	9,315
	SGS Societe Generale de Surveillance Holding SA (Registered)	7,847	9,269
	Givaudan SA	12,894	8,630
	Lonza AG (Registered)	76,692	7,600
	Kuehne & Nagel International AG	90,822	7,562
	Sonova Holding AG	77,764	6,845
	Baloise Holdings AG	84,181	6,709
	Schindler Holding AG (Bearer Participation Certificates)	83,245	5,373
*	Logitech International SA	307,708	5,183
	Swiss Life Holding	50,453	5,048
	Nobel Biocare Holding AG	210,117	5,000
	Lindt & Spruengli AG Regular	186	4,437
	Pargesa Holding SA	45,212	3,327
^	Straumann Holding AG	13,220	2,891
	Lindt & Spruengli AG	1,396	2,771
	Swatch Group AG (Registered)	72,885	2,709
*	Aryzta AG (Switzerland Shares)	76,648	2,676
	Schindler Holding AG (Registered)	36,489	2,357
*	Aryzta AG (Ireland Shares)	59,634	2,073
	BKW FMB Energie AG	22,160	1,714
*	UBS AG (New York Shares)	51,025	752
			1,161,062
United Kingdom (32.0%)
	HSBC Holdings PLC	28,879,145	292,224
	BP PLC	29,695,076	246,252
	Vodafone Group PLC	82,835,147	170,309
	GlaxoSmithKline PLC	8,708,631	166,854
	Royal Dutch Shell PLC Class B	4,525,051	117,337
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	4,328,822	113,379
	AstraZeneca Group PLC	2,429,946	113,183
	British American Tobacco PLC	3,350,853	104,009
	BHP Billiton PLC	3,704,575	97,029
	Rio Tinto PLC	2,300,302	95,803
	BG Group PLC	5,635,914	94,108
	Barclays PLC	18,492,132	93,995
	Tesco PLC	13,200,357	80,857
	Standard Chartered PLC	3,182,881	75,564
	Anglo American PLC	2,209,795	71,267
	Diageo PLC	4,195,577	65,404
	Unilever PLC	2,154,353	56,786
	Imperial Tobacco Group PLC	1,705,122	48,660
	Reckitt Benckiser Group PLC	1,012,239	48,631
	Xstrata PLC	3,198,838	43,208
	Royal Dutch Shell PLC Class A	1,622,755	42,623

	Lloyds Banking Group PLC	27,397,777	38,933
	National Grid Transco PLC	4,073,572	37,999
	SABMiller PLC	1,521,047	35,167
	Centrica PLC	8,560,588	31,513
	Prudential PLC	4,196,227	31,425
	BAE Systems PLC	5,929,440	30,411
	Scottish & Southern Energy PLC	1,546,186	28,620
	BT Group PLC	12,983,678	27,409
	Aviva PLC	4,463,244	26,055
	Cadbury PLC	2,286,016	22,486
	Tullow Oil PLC	1,343,429	22,164
	Rolls-Royce Group PLC	3,102,580	21,490
*	Royal Bank of Scotland Group PLC	28,357,102	21,072
	British Sky Broadcasting Group PLC	1,908,495	17,406
	Compass Group PLC	3,098,829	16,702
	Morrison Supermarkets PLC	3,523,541	15,825
	Pearson PLC	1,355,173	15,639
	Marks & Spencer Group PLC	2,642,062	15,286
	WPP PLC	1,904,114	14,686
	BP PLC ADR	293,298	14,677
	Old Mutual PLC	8,836,370	14,174
	Experian Group Ltd.	1,716,738	14,169
	Kingfisher PLC	3,973,891	14,144
	Shire Ltd.	937,831	13,933
	Man Group PLC	2,854,673	13,193
	Reed Elsevier PLC	1,847,931	13,014
	Standard Life PLC	3,641,546	12,015
	Royal & Sun Alliance Insurance Group PLC	5,560,185	11,765
	Smith & Nephew PLC	1,477,763	11,708
	Capita Group PLC	1,040,028	11,599
	Land Securities Group PLC	1,263,943	11,250
	International Power PLC	2,556,811	10,903
	Vodafone Group PLC ADR	525,198	10,809
*	Wolseley PLC	478,049	10,697
	Legal & General Group PLC	9,792,861	10,535
	British Land Co., PLC	1,438,353	10,447
	Cable and Wireless PLC	4,277,061	10,303
	J. Sainsbury PLC	1,917,009	10,170
	Next PLC	327,453	9,337
	Thomson Reuters PLC	290,701	9,306
*	Cairn Energy PLC	230,497	9,217
	United Utilities Group PLC	1,137,655	8,564
	Johnson Matthey PLC	361,838	8,543
	Antofagasta PLC	663,747	8,398
	Associated British Foods PLC	600,349	7,966
	Carnival PLC	273,984	7,944
	Randgold Resources Ltd.	129,208	7,918
	Smiths Group PLC	655,877	7,888
	Home Retail Group	1,474,789	7,734
	Group 4 Securicor PLC	2,130,887	7,603
	3i Group PLC	1,619,815	7,394
	The Sage Group PLC	2,208,850	7,212
*	Autonomy Corp.PLC	360,446	7,078
^	Vedanta Resources PLC	238,253	7,024
	Hammerson PLC	1,172,269	6,748

	ICAP PLC	874,745	6,626
	Amec PLC	559,659	6,590
	Severn Trent PLC	397,335	6,428
	Eurasian Natural Resources Corp.	432,365	6,236
	Lonmin PLC	260,478	6,010
	Cobham PLC	1,913,840	5,729
	Invensys PLC	1,322,628	5,703
	Burberry Group PLC	733,608	5,638
^	Liberty International PLC	764,589	5,563
	Serco Group PLC	819,533	5,526
*	Segro PLC	1,134,452	5,229
	Kazakhmys PLC	359,590	5,148
	Admiral Group PLC	312,418	4,999
	InterContinental Hotels Group PLC	435,906	4,942
	Bunzl PLC	552,467	4,783
	Friends Provident Group PLC	3,910,774	4,570
	FirstGroup PLC	812,626	4,501
	Tomkins PLC	1,498,409	4,439
	Investec PLC	642,031	4,339
^	Rexam PLC	1,084,707	4,268
	Whitbread PLC	294,448	4,262
	Balfour Beatty PLC	806,387	4,120
	Drax Group PLC	612,319	4,096
	TUI Travel PLC	934,805	3,547
	Schroders PLC	201,998	3,290
	Fresnillo PLC	301,001	3,141
	London Stock Exchange PLC	247,906	2,951

Ladbrokes PLC	992,139	2,908
^	Thomas Cook Group PLC	723,032	2,622
*	British Airways PLC	949,119	2,259
^	Carphone Warehouse PLC	692,335	2,078
*,^	The Berkeley Group Holdings PLC	149,079	2,058
WPP PLC ADR	40,001	1,541
*	Rexam PLC Rights Exp. 8/18/09	394,438	567
3,219,856
Total Common Stocks (Cost $14,488,929)	9,985,218
Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.5%)
[2,3]	Vanguard Market Liquidity Fund	0.335%	256,126,118	256,126

Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.2%)
[4,5]	Federal Home Loan Mortgage Corp.	0.592%	8/26/09	10,000	9,999
[4,5]	Federal Home Loan Mortgage Corp.	0.411%	9/28/09	5,000	4,999
14,998
Total Temporary Cash Investments (Cost $271,119)	271,124
Total Investments (101.8%) (Cost $14,760,048)	10,256,342
Other Assets and Liabilities-Net (-1.8%)[3]	(183,707)
Net Assets (100%)	10,072,635

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $185,547,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.7%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3	Includes $192,246,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5	Securities with a value of $9,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.

European Stock Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $14,762,997,000. Net unrealized depreciation of investment securities for tax purposes was $4,506,655,000, consisting of unrealized gains of $191,935,000 on securities that had risen in value since their purchase and $4,698,590,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments.

European Stock Index Fund

Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Pan-Euro Index	September 2009	4,433	95,103	7,361

At July 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:
	Contract Amount (000)
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000)
9/23/2009	EUR	61,888	USD	87,746	2,005
EUR—Euro.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	55,061	9,929,383	774
Temporary Cash Investments	256,126	14,998	—
Futures Contracts—Liabilities[1]	(539)	—	—
Forward Currency Contracts—Assets	2,005	—	—
Total	312,653	9,944,381	774
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31,2008	—
Transfers in and/or out of Level 3	708
Change in Unrealized Appreciation (Depreciation)	66
Balance as of July 31, 2009	774

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.6%)[1]
Brazil (14.7%)
	Petroleo Brasileiro SA Pfd.	17,232,912	290,394
	Petroleo Brasileiro SA	12,382,596	254,986
	Companhia Vale do Rio Doce Pfd. Class A	9,839,277	170,075
	Banco Itau Holding Financeira SA	8,607,735	153,770
	Petroleo Brasileiro SA Series A ADR	4,203,556	141,660
	Companhia Vale do Rio Doce	6,697,738	132,465
	Banco Bradesco SA	8,386,900	131,664
	Petroleo Brasileiro SA ADR	3,114,675	128,449
	Vale SA Pfd. ADR	7,323,128	125,958
	Itau Unibanco Banco Multiplo SA	6,597,020	118,021
	Vale SA ADR	4,986,453	98,383
	Itausa-Investimentos Itau SA	18,689,909	94,764
	OGX Petroleo e Gas Participacoes SA	103,961	66,308
	Banco Bradesco SA ADR	4,125,837	65,064
	BM&F BOVESPA SA	10,080,599	65,052
	Companhia de Bebidas das Americas Pfd.	838,306	58,950
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	2,017,855	47,911
	Companhia Siderurgica Nacional SA	1,744,860	44,703
	Perdigao SA	2,010,662	44,184
*	Companhia Brasileira de Meios de Pagamento	4,520,907	43,155
	Redecard SA	2,783,041	41,423
	Companhia Siderurgica Nacional SA ADR	1,505,286	38,535
	Gerdau SA Pfd.	3,091,500	36,221
	Banco do Brasil SA	2,759,765	34,938
	Metalurgica Gerdau SA	2,199,325	32,146
	Centrais Electricas Brasileiras SA	1,889,431	28,872
	Companhia Energetica de Minas Gerais Pfd.	1,990,632	28,530
	Bradespar SA Pfd.	1,827,971	27,286
	Companhia de Bebidas das Americas ADR	380,662	26,772
	Gerdau SA ADR	2,287,996	26,701
	Vivo Participacoes SA Pfd.	1,097,112	24,950
	Tele Norte Leste Participacoes SA Pfd.	1,540,863	23,620
	Usinas Siderurgicas de Minas Gerais SA	919,233	22,462
	Centrais Electricas Brasileiras SA Pfd. B Shares	1,622,859	22,441
	Souza Cruz SA	618,043	21,035
	Ultrapar Participacoes S.A.	594,831	20,038
	All America Latina Logistica	3,147,113	19,870
	Cyrela Brazil Realty SA	1,811,222	18,629
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	379,249	17,749
	Companhia de Concessoes Rodoviarias	979,940	16,098
	Lojas Americanas SA Pfd.	2,831,298	15,782
	CESP - Companhia Energetica de Sao Paulo	1,523,723	15,705
	Electropaulo Metropolitana SA	797,813	14,936
*	GVT Holding SA	769,271	14,889
	Natura Cosmeticos SA	1,015,832	14,472
	CPFL Energia SA	821,489	14,442
*	Net Servicos de Comunicacao SA	1,386,241	14,154

	Companhia Energetica de Minas Gerais ADR	926,441	13,230
	MRV Engenharia e Participacoes SA	744,050	12,662
	Embraer-Empresa Brasileira de Aeronautica SA ADR	627,795	12,236
	Tractebel Energia SA	1,132,484	11,751
	JBS SA	2,913,305	11,570
	B2W Com Global Do Varejo	493,134	11,431
*	Votorantim Celulose e Papel SA Pfd.	754,569	11,235
*	Suzano Papel e Celulose SA	1,200,216	11,174
	Banco Nossa Caixa SA	278,900	11,168
	Tele Norte Leste Participacoes SA	572,381	10,339
	Tele Norte Leste Participacoes ADR	631,901	9,725
*	Marfrig Frigorificos e Comercio de Alimentos SA	1,114,375	9,676
	AES Tiete SA	882,700	9,604
	Empresa Brasileira de Aeronautica SA	1,888,649	9,181
*	Cosan SA Industria e Comercio	959,050	8,810
	Companhia de Saneamento Basico do Estado de Sao Paulo	508,882	8,564
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	251,463	8,477
	Energias do Brasil SA	564,955	8,330
	Brasil Telecom Participacoes SA Pfd.	977,726	8,327
	Companhia Paranaense de Energia-COPEL ADR	531,971	8,256
	Fertilizantes Fosfatados SA	834,851	7,831
^	Aracruz Celulose SA ADR	389,712	7,779
	Brasil Telecom SA Pfd.	1,065,832	7,666
	Gerdau SA	851,250	7,555
	Banco do Estado do Rio Grande do Sul SA	1,614,046	7,518
	Tim Participacoes SA Pfd.	3,256,732	7,226
	Companhia de Transmissao de Energia Electrica Paulista	278,000	7,085
	Porto Seguro SA	790,204	7,073
	Klabin SA	3,761,048	6,693
*	Braskem SA	1,420,924	6,412
	Telmar Norte Leste SA	238,700	6,397
	Companhia Paranaense de Energia-COPEL	360,439	5,583
	Tim Participacoes SA ADR	216,478	4,767
	Brasil Telecom Participacoes SA ADR	85,816	3,631
	Aracruz Celulose SA Pfd. B Shares	994,205	1,977
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	48,619	1,135

			3,210,686
Chile (1.5%)
	Empresas Copec SA	3,624,004	46,149
	Empresas CMPC SA	836,197	24,728
	Empresa Nacional de Electricidad SA	15,010,553	24,581
	Enersis SA	60,612,430	23,190
	Empresa Nacional de Electricidad SA ADR	401,073	19,773
	Enersis SA ADR	947,304	18,179
	Cencosud SA	6,539,041	17,885
	Banco Santander Chile SA ADR	347,530	17,067
	Sociedad Quimica y Minera de Chile SA ADR	439,444	15,728
	Colburn SA	59,804,610	15,071
	CAP SA	635,869	14,785
	Lan Airlines SA	1,130,613	13,896
	Empresa Nacional de Telecomunicaciones SA	913,466	12,620

	Sociedad Quimica y Minera de Chile SA	337,642	12,081
	S.A.C.I. Falabella SA	2,502,219	10,313
	Vina Concha y Toro SA	4,093,603	8,474
	Compania Cervecerias Unidas SA	1,107,367	7,521
	Banco de Credito e Inversiones	259,585	7,269
	AES Gener SA	14,652,330	6,641
	Banco Santander Chile SA	54,517,082	2,569

			318,520
China (19.3%)
	China Mobile (Hong Kong) Ltd.	48,860,467	512,716
	China Construction Bank	364,358,493	292,649
	China Life Insurance Co., Ltd.	60,409,570	267,531
	Industrial and Commercial Bank of China Ltd. Class H	337,281,659	242,189
	Bank of China	462,710,525	229,970
	PetroChina Co. Ltd.	171,691,679	202,278
	CNOOC Ltd.	145,207,752	193,203
	China Petroleum & Chemical Corp.	130,457,140	116,302
	China Shenhua Energy Co. Ltd. H Shares	26,424,000	107,402
	Tencent Holdings Ltd.	7,235,780	97,529
^	Ping An Insurance (Group) Co. of China Ltd.	10,519,488	92,883
	China Overseas Land & Investment Ltd.	33,443,936	82,266
	China Unicom Ltd.	48,785,048	70,219
^	China Merchants Bank Co., Ltd. Class H	28,366,949	66,507
	China Telecom Corp. Ltd.	114,339,683	59,461
^	Bank of Communications Ltd. Class H	47,574,226	58,245
	China Communications Construction Co., Ltd.	34,583,064	44,731
	China Resources Land Ltd.	16,642,000	40,559
	China Coal Energy Co.	29,000,000	40,456
^	Aluminum Corp. of China Ltd.	32,292,840	37,334
	China Resources Power Holdings Co., Ltd.	13,196,548	34,064
	Fujian Zijin Mining Industry Co., Ltd.	33,756,120	31,366
	Hengan International Group Co. Ltd.	5,301,000	30,816
	Belle International Holdings Ltd.	29,788,500	30,091
	China Merchants Holdings International Co. Ltd.	9,091,510	29,934
^	China COSCO Holdings Co., Ltd.	20,276,500	29,186
	China Citic Bank	41,064,933	28,515
*,^	China Railway Group, Ltd.	29,914,608	26,869
	Sino-Ocean Land Holdings Ltd.	25,093,704	26,733
	Shimao Property Holdings Ltd.	13,181,242	26,428
^	Jiangxi Copper Co. Ltd.	11,236,531	25,812
	Tingyi Holding Corp.	13,872,752	25,690
	Yanzhou Coal Mining Co. Ltd. H Shares	16,589,466	25,661
	China Resources Enterprise Ltd.	10,256,250	25,591
	CITIC Pacific Ltd.	8,967,334	25,499
^	Anhui Conch Cement Co. Ltd.	3,503,664	25,294
*,^	BYD Co. Ltd.	4,439,255	24,560
	Dongfeng Motor Corp.	22,922,044	24,331
*,^	Alibaba.com, Ltd.	10,312,632	23,621
*	China Mengniu Dairy Co., Ltd.	9,783,396	23,365
	Shanghai Industrial Holding Ltd.	4,312,045	23,308
	China Railway Construction Corp.	14,455,265	23,012
	China National Building Material Co., Ltd.	9,784,732	21,239
^	Angang Steel Co., Ltd.	9,380,158	21,194
	Huaneng Power International, Inc. H Shares	26,415,906	20,682

	Denway Motors Ltd.	41,143,288	20,398
^	Li Ning Co., Ltd.	6,126,068	20,225
	Agile Property Holdings, Inc.	13,759,867	19,391
	China Everbright Ltd.	6,125,910	19,098
	Beijing Datang Power Generation Co., Ltd.	28,694,188	18,796
	Beijing Enterprises Holdings Ltd.	3,646,000	18,301
*,^	China Insurance International Holdings Co., Ltd.	6,032,007	18,158
^	Guangzhou R&F Properties Co. Ltd.	8,082,400	17,748
^	Lenovo Group Ltd.	37,423,309	17,722
*,^	China Zhongwang Holdings Ltd.	13,118,176	17,570
^	China High Speed Transmission Equipment Group Co., Ltd.	6,646,280	16,614
	CNPC Hong Kong Ltd.	16,324,330	16,505
*,^	PICC Property and Casualty Co., Ltd.	20,985,551	16,303
^	Parkson Retail Group Ltd.	9,665,779	16,094
^	Country Garden Holdings Co.	34,016,945	15,930
	China Shipping Development Co.	10,553,881	15,920
	Shui On Land Ltd.	22,465,975	15,874
	Inner Mongolia Yitai Coal Co., Ltd.	2,518,500	15,420
	Kingboard Chemical Holdings Ltd.	4,598,626	14,561
^	GOME Electrical Appliances Holdings Ltd.	49,270,805	14,198
	Rehne Commercial Holdings	61,533,326	14,131
	China Oilfield Services Ltd.	13,012,000	14,115
	China Dongxiang Group Co.	18,568,788	14,088
	Chaoda Modern Agriculture Holdings Ltd.	20,553,067	13,888
	China Vanke Co., Ltd.	9,372,340	13,413
	Cosco Pacific Ltd.	9,515,348	13,245
*,^	Air China Ltd.	20,366,598	13,090
^	Want Want China Holdings Ltd.	21,628,285	12,878
	Shanghai Electric Group Co., Ltd. Class H	24,066,096	12,599
	Guangdong Investment Ltd.	22,346,952	12,491
^	China Yurun Food Group Ltd.	7,803,439	12,317
	Zhejiang Expressway Co., Ltd.	12,392,864	11,986
*,^	Maanshan Iron and Steel Co. Ltd.	15,169,134	11,762
^	Soho China	17,247,217	10,949
*,^	Beijing Capital International Airport Co., Ltd.	15,257,654	10,844
^	Fosun International	12,860,829	10,278
	Huabao International Holdings Ltd.	9,853,386	10,269
^	ZTE Corp.	2,352,849	10,237
*,^	China Shipping Container Lines Co. Ltd.	25,397,618	9,900
	Yantai Changyu Pioneer Wine Co., Ltd.	1,500,703	9,671
	China Communication Services Corp. Ltd.	15,134,613	9,605
	Tsingtao Brewery Co., Ltd.	2,748,000	9,527
*	Sinopec Shanghai Petrochemical Co. Ltd.	20,738,684	9,501
	China South Locomotive and Rolling Stock Corp.	15,222,877	9,407
^	Sinofert Holdings, Ltd.	16,863,669	9,203
	Jiangsu Expressway Co. Ltd. H Shares	10,042,139	8,778
	China Agri-Industries Holdings Ltd.	11,741,586	8,679
	Franshion Properties China Ltd.	23,950,000	8,359
	Shandong Weigao Group Medical Polymer Company Ltd.	3,013,550	7,887
	China Bluechemical, Ltd.	13,438,248	7,530
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	3,927,600	7,337
	Weichai Power Co., Ltd. Class H	1,424,800	6,493
	China Travel International	26,054,583	6,467

	China International Marine Containers (Group) Co., Ltd.	5,432,359	6,453
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	6,000,148	6,004
^	Sinotruk Hong Kong Ltd.	5,122,500	5,938
	Dongfang Electrical Corp Ltd.	1,199,315	5,861
	The Guangshen Railway Co., Ltd.	12,126,509	5,856
	Harbin Power Equipment Co., Ltd.	4,775,460	5,637

			4,238,790
Colombia (0.1%)
	Bancolombia SA ADR	795,122	25,531

Czech Republic (0.6%)
	Ceske Energeticke Zavody a.s.	1,447,267	77,809
	Cesky Telecom a.s.	944,034	25,650
	Komercni Banka a.s.	128,558	22,164

			125,623
Egypt (0.3%)
	Orascom Construction Industries GDR	758,986	30,189
*	Orascom Telecom Holding SAE GDR	763,292	26,408

			56,597
Hungary (0.5%)
*,^	OTP Bank Nyrt.	2,314,566	49,413
*	MOL Hungarian Oil and Gas Nyrt.	432,716	31,773
	Richter Gedeon Nyrt.	119,701	23,605
	Magyar Tavkozlesi Nyrt.	4,025,866	14,631

			119,422
India (7.3%)
*	Reliance Industries Ltd.	5,117,098	208,728
	Infosys Technologies Ltd.	3,736,869	160,666
	Housing Development Finance Corp. Ltd.	1,726,076	91,628
	ICICI Bank Ltd.	4,201,284	66,646
	Larsen & Toubro Ltd.	1,611,982	50,812
	Oil and Natural Gas Corp. Ltd.	2,078,992	50,518
	ITC Ltd.	8,858,218	46,150
	Bharat Heavy Electricals Ltd.	951,187	44,385
	Hindustan Lever Ltd.	7,056,242	42,833
	HDFC Bank Ltd.	1,353,524	42,431
	Tata Consultancy Services Ltd.	3,800,422	41,755
	ICICI Bank Ltd. ADR	1,061,954	33,292
	Jindal Steel & Power Ltd.	501,430	30,795
	NTPC Ltd.	6,661,424	30,093
	Reliance Communication Ventures	5,165,428	29,716
	HDFC Bank Ltd. ADR	294,726	28,815
	Axis Bank Ltd.	1,450,217	27,786
	DLF Ltd.	3,286,503	27,166
	Sterlite Industries (India) Ltd.	2,006,180	27,039
	Jaiprakash Associates Ltd.	4,502,799	22,598
	Hero Honda Motors Ltd.	645,022	21,660
	Gail India Ltd.	3,079,489	21,364
	Reliance Energy Ltd.	827,655	20,855
	Mahindra & Mahindra Ltd.	1,075,064	19,258
*	Reliance Petroleum Ltd.	7,334,201	18,589
	Tata Power Co. Ltd.	643,790	17,493
	Wipro Ltd.	1,634,179	16,723

	Maruti Udyog Ltd.	556,635	16,442
	State Bank of India	416,772	15,793
	Cipla Ltd.	2,608,773	14,960
	Reliance Capital Ltd.	800,544	14,815
	Infrastructure Development Finance Co., Ltd.	5,204,587	14,649
	Sun Pharmaceutical Industries Ltd.	579,273	14,174
	Kotak Mahindra Bank	1,031,253	14,110
	Tata Iron and Steel Co. Ltd.	1,413,151	13,629
	Steel Authority of India Ltd.	3,637,631	13,316
	Indiabulls Real Estate Ltd.	2,566,133	13,210
	Tata Motors Ltd.	1,484,948	13,055
	Sesa Goa Ltd.	2,584,690	13,001
	Hindalco Industries Ltd.	5,623,324	11,785
*	Cairn India Ltd.	2,271,863	11,188
	Ambuja Cements Ltd.	4,892,968	11,085
	United Spirits Ltd.	498,223	10,580
	Wipro Ltd. ADR	722,906	10,497
*	Reliance Natural Resources, Ltd.	5,406,050	9,435
*	GMR Infrastructure Ltd.	3,124,711	9,342
	Power Grid Corp of India Ltd	3,676,709	9,028
*	Idea Cellular Ltd.	5,450,161	8,996
	Grasim Industries Ltd.	156,709	8,978
	JSW Steel Ltd.	602,405	8,786
	Bajaj Auto Ltd.	344,387	8,776
	Dr. Reddy's Laboratories Ltd. ADR	494,962	8,291
	Associated Cement Cos. Ltd.	420,548	7,738
	Bharat Petroleum Corp. Ltd.	736,321	7,290
	Dr. Reddy's Laboratories Ltd.	393,566	6,724
	HCL Technologies Ltd.	1,275,079	6,429
	Siemens India Ltd.	636,602	6,403
	Zee Entertainment Enterprises	1,629,102	6,325
*	United Phosphorus Ltd.	1,708,694	6,106
	Asea Brown Boveri India Ltd.	403,600	5,905
*	Ranbaxy Laboratories Ltd.	836,255	4,908
	Aditya Birla Nuvo Ltd.	267,227	4,899
*	Glenmark Pharmaceuticals Ltd.	790,201	4,114
	State Bank of India GDR	47,357	3,558

			1,608,114
Indonesia (1.9%)
	PT Telekomunikasi Indonesia Tbk	82,662,479	73,909
	PT Astra International Tbk	16,730,590	49,343
	PT Bumi Resources Tbk	145,335,052	40,925
	PT Bank Central Asia Tbk	102,033,224	38,711
	PT Perusahaan Gas Negara Tbk	95,395,980	33,642
	PT Bank Rakyat Indonesia Tbk	45,433,300	33,383
	PT Bank Mandiri Tbk	61,899,524	26,094
	PT United Tractors Tbk	12,743,369	16,594
	PT Unilever Indonesia Tbk	12,772,730	14,894
	PT Bank Danamon Tbk	25,138,349	12,225
	PT Tambang Batubara Bukit Asam Tbk	7,656,286	10,488
	PT Indocement Tunggal Prakarsa Tbk (Local)	8,733,603	8,172
	PT Semen Gresik Tbk	13,033,320	7,815
*	PT International Nickel Indonesia Tbk	17,484,150	7,574
	PT Indonesian Satellite Corp. Tbk	13,171,773	7,228

*	PT Lippo Karawaci Tbk	94,972,440	6,789
	PT Astra Agro Lestari Tbk	3,449,180	6,702
	PT Indofood Sukses Makmur Tbk	29,123,796	6,668
	PT Aneka Tambang Tbk	29,211,659	6,476
*	PT Bank Indonesia Tbk	431	—

			407,632
Israel (3.0%)
	Teva Pharmaceutical Industries Ltd.	6,658,986	355,597
	Israel Chemicals Ltd.	4,167,703	48,197
*	Check Point Software Technologies Ltd.	1,421,551	37,941
	Bank Leumi Le-Israel	9,783,057	32,979
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	562,697	30,014
	Bank Hapoalim Ltd.	8,183,591	26,911
	Bezeq Israeli Telecommunication Corp., Ltd.	9,779,647	19,458
*	NICE Systems Ltd.	526,007	14,450
	Partner Communications Co. Ltd.	695,642	13,249
	Elbit Systems Ltd.	188,281	12,496
	Cellcom Israel Ltd.	430,101	12,026
	Makhteshim-Agan Industries Ltd.	2,252,756	11,687
	The Israel Corp. Ltd.	16,578	11,061
*	United Mizrahi Bank Ltd.	1,071,124	7,912
	Israel Discount Bank Ltd.	4,360,232	7,225
	Discount Investment Corp. Ltd.	273,414	6,368
	Delek Group, Ltd.	37,035	6,360
	Ormat Industries Ltd.	443,849	3,858

			657,789
Malaysia (2.9%)
	Bumiputra-Commerce Holdings Bhd.	21,486,532	65,787
	Sime Darby Bhd.	24,411,413	57,150
	Malayan Banking Bhd.	28,975,858	53,468
	IOI Corp. Bhd.	27,453,355	38,161
	Tenaga Nasional Bhd.	15,916,546	36,819
	Genting Bhd.	18,340,690	33,848
	Public Bank Bhd.	8,817,947	26,040
	Resorts World Bhd.	26,872,310	22,429
	Malaysia International Shipping Corp., Bhd. (Foreign)	8,419,165	21,048
	PPB Group Bhd.	4,431,744	18,502
	Digi.com Bhd.	2,916,573	18,379
	AMMB Holdings Bhd.	14,990,558	17,024
*	Axiata Group Bhd.	20,392,209	17,010
	British American Tobacco Bhd.	1,191,205	15,719
	Kuala Lumpur Kepong Bhd.	3,918,808	13,901
	Gamuda Bhd.	13,629,688	12,987
	YTL Corp., Bhd.	6,253,662	12,861
	Petronas Gas Bhd.	4,185,528	11,639
	PLUS Expressways Bhd.	12,489,082	11,625
	IJM Corp. Bhd.	6,720,850	11,553
	YTL Power International Bhd.	17,460,927	10,807
	SP Setia Bhd.	7,038,152	8,867
	Berjaya Sports Toto Bhd.	6,949,245	8,605
	UMW Holdings Malaysia Bhd.	4,706,460	8,277
	Telekom Malaysia Bhd.	9,129,340	7,748
	Tanjong Public Ltd. Co.	1,777,836	7,670
	Parkson Holdings, Bhd.	4,551,316	6,970

	Hong Leong Bank Bhd.	4,228,936	6,964
	Bursa Malaysia Bhd.	3,084,852	6,697
	Alliance Financial Group Bhd.	8,376,517	5,869
	Petronas Dagangan Bhd.	2,250,500	5,462
	RHB Capital Bhd.	3,943,235	5,146
	Lafarge Malayan Cement Bhd.	2,998,020	5,111
	Malaysia Mining Corp., Bhd.	7,110,900	4,905
*	Airasia Bhd.	10,451,648	4,450
	Astro All Asia Networks PLC	4,518,490	4,439
	IGB Corp., Bhd.	8,298,600	4,195
	KLCC Property Holdings Bhd.	4,468,400	4,010
	Hong Leong Financial Group Bhd.	2,550,800	3,697
	Genting Plantations Bhd.	2,020,400	3,239
	Malaysian Airline System Bhd.	2,691,400	2,369
	KNM Group Bhd.	16	—

			641,447
Mexico (4.4%)
	America Movil SA de CV	152,718,060	327,311
	Wal-Mart de Mexico SA	24,124,480	82,095
	Grupo Televisa SA CPO	19,926,658	71,702
	Fomento Economico Mexicano UBD	17,345,068	66,982
*	Cemex SA CPO	61,280,424	57,666
	Grupo Mexico SA de CV	32,391,480	45,832
	Telefonos de Mexico SA	45,509,284	36,004
	Grupo Elektra SA de CV	615,920	31,881
	Grupo Financerio Banorte SA de CV	11,669,630	28,774
	Telmex Internacional SAB de CV	44,364,263	28,112
*	Carso Global Telecom SAB de CV	5,845,318	23,383
	Kimberly Clark de Mexico SA de CV Series A	4,561,156	18,982
*	Grupo Modelo SA	4,299,647	16,884
	Grupo Bimbo SA	2,986,088	16,702
	Grupo Carso SA de CV Series A1	4,915,666	15,961
	Grupo Financiero Inbursa, SA de CV	5,646,164	15,461
	Industrias Penoles, SA de CV	880,038	13,998
*	Desarrolladora Homex SA de CV	1,893,690	11,062
	Coca-Cola Femsa SA de CV	2,356,445	10,929
	Mexichem SA de CV	7,220,637	9,599
	Alfa SA de CV Series A	2,481,531	9,354
*	URBI Desarrollos Urbanos SA de CV	4,358,993	7,547
	Grupo Aeroportuario del Pacifico SA	2,604,407	7,311
	Grupo Aeroportuario del Pacifico SA ADR	146,917	4,100

			957,632
Peru (0.6%)
	Southern Copper Corp. (U.S. Shares)	1,143,504	29,457
	Credicorp Ltd. (Lima Line)	419,659	28,117
	Compania de Minas Buenaventura SA ADR	807,544	21,036
	Compania de Minas Buenaventura SA	750,871	19,278
	Southern Copper Corp.	628,667	16,220
	Credicorp Ltd. (U.S. Line)	140,078	9,343

			123,451
Philippines (0.5%)
	Philippine Long Distance Telephone Co.	396,130	20,868
	Manila Electric Co.	3,784,532	18,010

	SM Investments Corp.	1,628,776	11,171
	Bank of Philippine Islands	11,770,286	11,100
	Ayala Corp.	1,627,646	10,144
	Ayala Land, Inc.	45,745,650	8,643
	SM Prime Holdings, Inc.	35,919,150	7,239
	Globe Telecom, Inc.	305,503	6,664
	PNOC Energy Development Corp.	55,812,286	5,214
	Banco De Oro	6,590,391	4,797
	Metropolitan Bank & Trust Co.	5,198,710	4,202
	Jollibee Foods Corp.	3,965,759	4,164

			112,216
Poland (1.3%)
*	Bank Polska Kasa Opieki Grupa Pekao SA	971,705	48,528
	Powszechna Kasa Oszczednosci Bank Polski SA	4,134,761	47,267
	KGHM Polska Miedz SA	1,014,680	30,179
	Telekomunikacja Polska SA	5,685,777	29,114
	Polski Koncern Naftowy SA	2,731,009	26,741
	Polish Oil & Gas	9,979,970	15,251
*	Globe Trade Centre SA	1,220,670	10,903
	Asseco Poland SA	509,251	10,485
*	Bank Zachodni WBK SA	214,800	9,509
*	Getin Holding SA	2,836,359	7,086
	TVN SA	1,431,454	6,642
*	PBG SA	82,123	6,378
*	Bank Rozwoju Eksportu SA	93,962	6,214
	Bank Handlowy W Warszawie	299,165	6,053
*	Bank Slaski w Katowicach SA	30,547	5,200
	Cyfrowy Polsat, S.A.	764,572	4,604
*	Grupa Lotos SA	497,126	3,963
*	BIG Bank Gdanski SA	2,039,066	2,868

			276,985
Russia (5.9%)
	OAO Gazprom-Sponsored ADR (London Shares)	19,230,319	397,105
	LUKOIL Sponsored ADR	3,804,667	189,978
	Sberbank	69,212,247	93,176
	MMC Norilsk Nickel ADR	7,175,030	71,780
	Mobile TeleSystems ADR	1,645,650	69,101
	Rosneft Oil Co. GDR	10,460,620	63,870
	Surgutneftegaz OJSC ADR	6,077,614	47,252
	Tatneft ADR	1,879,259	46,804
*	OAO Vimpel-Communications Sponsored ADR	2,695,811	36,420
	NovaTek OAO GDR	752,611	32,367
*	Hydro OGK	768,882,684	26,870
	Polyus Gold ADR	1,245,669	26,787
	Uralkali	5,970,834	22,168
	VTB Bank OJSC GDR	7,734,061	21,016
	Surgutneftegaz Pfd.	57,270,329	17,949
	Novolipetsk Steel GDR	660,073	17,071
*	Federal Grid Co. Unified Energy System JSC	2,293,581,187	16,467
	Mechel OAO ADR	1,190,577	12,715
	Cherepovets MK Severstal GDR	1,848,373	12,626
	Sistema JSFC GDR	820,196	12,295
*	Wimm-Bill-Dann Foods ADR	159,630	10,880
	Gazprom Neft	2,851,613	9,824

*	Pharmstandard-GDR	654,419	9,812
	Comstar United Telesystems GDR	1,468,569	7,351
	OAO TMK-GDR	514,004	5,454
*	Polymetal	678,573	5,276
	Rostelecom ADR	170,228	5,158
	LUKOIL ADR	6,573	328

			1,287,900
South Africa (7.2%)
	MTN Group Ltd.	12,084,887	198,889
	Sasol Ltd.	4,861,184	174,018
	Standard Bank Group Ltd.	9,291,334	111,671
	Impala Platinum Holdings Ltd.	4,365,081	105,638
	AngloGold Ltd.	2,441,877	94,411
	Naspers Ltd.	3,115,000	92,994
	Gold Fields Ltd.	5,328,247	63,980
	FirstRand Ltd.	23,014,466	44,961
	Sanlan Ltd.	16,936,353	43,111
	ABSA Group Ltd.	2,499,946	37,839
	Remgro Ltd.	3,603,768	37,189
	Anglo Platinum Ltd.	495,508	35,347
	Bidvest Group Ltd.	2,248,149	31,179
	Tiger Brands Ltd.	1,374,897	27,709
*	Harmony Gold Mining Co., Ltd.	2,934,423	27,029
	Shoprite Holdings Ltd.	3,381,327	24,810
	African Bank Investments Ltd.	6,324,440	24,318
*	Vodacom Group (Pty) Ltd.	3,081,574	23,310
	Nedbank Group Ltd.	1,577,189	21,743
	Growthpoint Properties Ltd.	11,639,676	20,442
	ArcelorMittal South Africa, Ltd.	1,531,417	19,691
	RMB Holdings Ltd.	6,022,607	19,572
	Truworths International Ltd.	3,591,690	18,507
	Kumba Iron Ore Ltd.	677,272	18,031
	Steinhoff International Holdings Ltd.	9,088,406	17,993
	Massmart Holdings Ltd.	1,706,299	16,648
	Aveng Ltd.	3,372,115	16,073
	Murray & Roberts Holdings Ltd.	2,575,390	15,745
	Pretoria Portland Cement Co. Ltd.	4,204,100	15,681
	African Rainbow Minerals Ltd.	881,473	14,926
*	Aspen Pharmacare Holdings Ltd.	1,895,920	14,548
	Network Healthcare Holdings Ltd.	10,084,241	13,796
	Investec Ltd.	1,862,103	13,284
	Sappi Ltd.	4,024,791	12,951
	Imperial Holdings Ltd.	1,472,306	12,879
	Foschini Ltd.	1,563,007	11,847
	Woolworths Holdings Ltd.	5,595,280	11,269
	Telkom South Africa Ltd.	2,242,646	11,167
	Exxaro Resources Ltd.	1,030,837	10,874
	Reunert Ltd.	1,581,750	9,527
	Pick'n Pay Stores Ltd.	1,972,811	9,143
	Discovery Holdings, Ltd.	2,178,700	7,725
	Liberty Holdings, Ltd.	908,270	6,998
	Northam Platinum Ltd.	1,159,882	5,533

			1,564,996

South Korea (13.2%)
	Samsung Electronics Co., Ltd.	615,566	362,449
[2]	Samsung Electronics Co., Ltd. GDR	555,829	164,507
	POSCO ADR	1,108,709	112,057
	POSCO	255,917	103,929
^	Hyundai Motor Co., Ltd.	1,249,258	89,478
^	LG Electronics Inc.	771,459	81,213
*	Shinhan Financial Group Co. Ltd.	2,048,629	68,918
*	KB Financial Group, Inc.	1,483,714	64,147
	Samsung Electronics Co., Ltd. Pfd.	164,891	62,285
	Hyundai Mobis	516,295	54,373
^	Hyundai Heavy Industries Co., Inc.	310,005	54,142
	LG. Philips LCD Co., Ltd.	1,818,216	52,405
*,^	Hynix Semiconductor Inc.	3,562,630	50,963
	Samsung Fire & Marine Insurance Co.	301,393	50,457
	KT & G Corp.	862,149	50,042
*	NHN Corp.	337,087	48,897
	Shinsegae Co., Ltd.	108,842	47,022
	LG Chem Ltd.	372,748	46,083
	Hana Financial Group Inc.	1,577,480	44,622
*,^	KB Financial Group, Inc. ADR	998,087	42,828
	SK Energy Co., Ltd.	497,860	42,068
	LG Corp.	756,932	40,720
	Samsung Corp.	1,021,683	38,557
^	Shinhan Financial Group Co., Ltd. ADR	554,253	37,290
^	Samsung Heavy Industries Co., Ltd.	1,322,140	34,854
*	Korea Electric Power Corp. ADR	2,255,744	30,159
^	Samsung Electro-Mechanics Co.	481,268	26,920
*	Korea Electric Power Corp.	981,591	26,438
^	Hyundai Steel Co.	451,298	26,312
^	Samsung Securities Co. Ltd.	419,246	26,062
	SK Telecom Co., Ltd. ADR	1,517,628	25,542
	SK Telecom Co., Ltd.	157,532	23,789
*,^	Woori Finance Holdings Co., Ltd.	2,034,570	23,135
	Samsung SDI Co. Ltd.	274,410	22,758
	KT Corp.	667,386	21,575
^	Hyundai Engineering & Construction Co., Ltd.	416,247	21,407
^	GS Engineering & Construction Corp.	298,151	21,214
	Korea Exchange Bank	2,176,230	21,030
	Daewoo Securities Co., Ltd.	1,042,460	19,910
*,^	Kia Motors	1,593,034	19,874
	Lotte Shopping Co., Ltd.	72,644	18,157
	S-Oil Corp.	381,173	18,152
	Samsung Engineering Co., Ltd.	250,442	18,089
^	DC Chemical Co., Ltd.	102,986	17,745
	Samsung Techwin Co., Ltd.	309,790	17,721
	SK Holdings Co. Ltd.	197,609	17,694
*	Industrial Bank of Korea	1,513,580	17,312
	Hyundai Development Co.	474,466	16,750
	Cheil Industrial, Inc.	391,131	15,133
^	Doosan Heavy Industries and Construction Co., Ltd.	263,277	14,996
	Hyundai Securities Co.	1,022,171	14,685
^	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	811,592	14,406
	KT Corp. ADR	849,367	13,641
^	Hyosung Corp.	189,602	13,324

^	LG Household & Health Care Ltd.	73,525	13,208
^	Daelim Industrial Co.	236,693	13,053
	Amorepacific Corp.	23,764	13,017
	Samsung Card Co. Ltd.	317,503	12,902
	Hanwha Corp.	399,876	12,809
^	Mirae Asset Securities Co., Ltd.	199,371	12,646
^	NCsoft Corp.	116,900	12,638
	Busan Bank	1,311,099	12,446
^	GS Holdings Corp.	443,698	11,876
	Daegu Bank	1,030,375	11,741
	Yuhan Corp.	72,078	11,431
	Kumkang Korea Chemical Co., Ltd.	40,494	11,377
	Woori Investment & Securities Co., Ltd.	745,381	11,183
	Kangwon Land Inc.	832,588	11,038
	Hyundai Department Store Co., Ltd.	129,618	10,648
	Hankook Tire Co. Ltd.	659,246	10,563
	Korea Investment Holdings Co., Ltd.	324,622	10,552
	Hyundai Mipo Dockyard Co., Ltd.	95,160	10,518
	Woongjin Coway Co., Ltd.	419,609	10,493
	LS Cable Ltd.	150,783	10,430
^	Daewoo Engineering & Construction Co., Ltd.	984,284	10,400
*	Korean Air Co. Ltd.	283,814	10,301
^	Honam Petrochemical Corp.	124,949	9,391
^	Daewoo International Corp.	425,627	9,002
^	Doosan Infracore Co., Ltd.	665,082	8,806
	Korea Gas Corp.	207,106	8,758
	Hyundai Motor Co., Ltd. 2nd Pfd.	298,277	8,716
	LG Telecom Ltd.	1,205,702	8,473
	Hanjin Shipping Co., Ltd.	495,020	8,443
	Dongbu Insurance Co., Ltd.	329,421	8,392
	Korea Zinc Co., Ltd.	71,954	8,212
	CJ Cheiljedang Corp.	54,941	7,862
^	Hanwha Chemical Corp.	670,040	7,674
^	STX Pan Ocean Co., Ltd.	732,740	7,322
	Dongkuk Steel Mill Co., Ltd.	280,932	7,235
	LG Electronics Inc. Pfd.	155,911	6,980
	Hanjin Heavy Industries & Construction Co., Ltd.	272,922	6,917
	S1 Corp.	148,120	6,735
	SK Networks Co., Ltd.	634,870	6,601
	Doosan Corp.	87,134	6,303
*	Celltrion Inc.	436,449	6,015
*	SK Broadband Co. Ltd.	1,330,452	5,787
	LG Dacom Corp.	377,860	5,716
^	STX Offshore & Shipbuilding Co., Ltd.	395,297	5,365
	Hite Brewery Co., Ltd.	37,386	5,201
	Taewoong Co., Ltd.	68,598	4,896
	Lotte Confectionery Co., Ltd.	4,974	4,235
	Taihan Electric Wire Co., Ltd.	216,501	3,867
*	Korea Express Co.	58,888	3,589
^	Kumho Industrial Co., Ltd.	284,283	3,200
^	Korea Line Corp.	47,945	2,446
*	KB Financial Group, Inc. Rights Exp. 8/27/09	115,260	1,246
*	KB Financial Group, Inc. Rights Exp. 8/21/09	77,865	1,051

			2,877,942

Taiwan (11.5%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	123,916,045	220,663
	Hon Hai Precision Industry Co., Ltd.	60,033,633	207,280
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,681,688	153,717
	MediaTek Inc.	7,429,687	106,753
	China Steel Corp.	77,453,564	74,775
*	Cathay Financial Holding Co.	46,556,202	71,445
	High Tech Computer Corp.	5,029,436	68,596
	Formosa Plastic Corp.	32,638,959	56,015
	Nan Ya Plastic Corp.	41,901,439	53,909
	Chunghwa Telecom Co., Ltd.	23,836,654	47,807
	Asustek Computer Inc.	29,796,898	47,151
	Acer Inc.	20,315,014	42,830
	Fuhwa Financial Holdings Co., Ltd.	58,298,773	41,816
	AU Optronics Corp.	36,197,737	40,170
	Chinatrust Financial Holding	62,538,153	39,575
*	Fubon Financial Holding Co., Ltd.	35,774,100	36,679
	Formosa Chemicals & Fibre Corp.	22,937,164	35,809
	Delta Electronics Inc.	13,819,245	35,747
	Quanta Computer Inc.	17,677,425	33,454
	Mega Financial Holding Co. Ltd.	62,434,224	32,490
	Compal Electronics Inc.	29,836,501	29,249
	Chunghwa Telecom Co., Ltd. ADR	1,538,799	26,867
	United Microelectronics Corp.	60,131,970	26,615
^	United Microelectronics Corp. ADR	7,774,611	26,434
	Taiwan Cement Corp.	23,741,883	25,123
	Far Eastern Textile Ltd.	22,067,852	24,883
	Uni-President Enterprises Co.	23,620,609	24,507
	Formosa Petrochemical Corp.	10,294,090	23,967
	AU Optronics Corp. ADR	2,151,101	23,963
	Wistron Corp.	11,885,653	23,688
	First Financial Holding Co., Ltd.	37,998,161	23,350
	Taiwan Cellular Corp.	15,083,485	23,076
	Innolux Display Corp.	16,445,685	21,645
	Chi Mei Optoelectronics Corp.	35,305,999	19,718
	Taiwan Fertilizer Co., Ltd.	6,032,000	19,076
	Siliconware Precision Industries Co.	14,153,860	18,588
	Lite-On Technology Corp.	16,363,910	18,580
	China Development Financial Holding Corp.	73,734,785	18,046
	Chang Hwa Commercial Bank	39,424,094	17,539
	Taiwan Cooperative Bank	28,404,450	17,470
	Hau Nan Financial Holdings Co., Ltd.	27,099,708	17,184
	Far EasTone Telecommunications Co., Ltd.	13,158,043	15,464
	Advanced Semiconductor Engineering Inc.	21,161,400	14,963
	SinoPac Holdings	43,590,214	14,329
	Synnex Technology International Corp.	7,214,201	14,000
	Asia Cement Corp.	13,064,097	13,982
	Macronix International Co., Ltd.	24,979,511	13,065
	Pou Chen Corp.	18,319,432	12,943
	Taishin Financial Holdings	31,684,678	12,365
	Cheng Shin Rubber Industry Co., Ltd.	6,353,988	12,241
	Shin Kong Financial Holdings Co.	29,752,822	12,105
	Siliconware Precision Industries Co. ADR	1,742,214	11,812
	Powertech Technology Inc.	4,325,576	11,601
	Catcher Technology Co., Ltd.	3,956,821	11,088

	Foxconn Technology Co., Ltd.	4,198,976	10,978
	Novatek Microelectronics Corp., Ltd.	3,876,415	10,839
	Epistar Corp.	3,813,416	10,408
	President Chain Store Corp.	3,929,985	10,271
	Polaris Securities Co., Ltd.	17,314,475	9,597
	Advanced Semiconductor Engineering Inc. ADR	2,726,343	9,597
	HannStar Display Corp.	37,945,202	9,203
	Largan Precision Co., Ltd.	703,074	9,004
	E.Sun Financial Holding Co., Ltd.	25,440,302	8,865
	Chunghwa Picture Tubes, Ltd.	56,511,331	8,860
	Inventec Co., Ltd.	15,308,175	8,855
	KGI Securities Co., Ltd.	16,662,000	8,274
	RichTek Technology Corp.	1,056,930	8,144
	Realtek Semiconductor Corp.	3,317,710	8,038
	Transcend Information Inc.	2,455,544	7,823
	Unimicron Technology Corp.	6,825,754	7,739
*	Tatung Co., Ltd.	29,546,000	7,547
	Simplo Technology Co. Ltd.	1,650,000	7,231
	Everlight Electronics Co., Ltd.	2,594,089	7,230
	Walsin Lihwa Corp.	21,641,970	7,150
	Chicony Electronics Co., Ltd.	3,179,399	7,054
	Young Fast Optoelectronics Co., Ltd.	669,000	7,047
	U-Ming Marine Transport Corp.	3,580,600	6,773
	Motech Industries Inc.	1,780,204	6,707
	Phison Electronics Corp.	856,315	6,612
	Yulon Motor Co., Ltd.	6,589,128	6,612
*	PixArt Imaging Inc.	798,000	6,449
	WPG Holdings Co. Ltd.	5,195,000	6,381
*	Powerchip Semiconductor Corp.	54,975,716	6,369
	Tripod Technology Corp.	3,024,657	6,325
*	Teco Electric & Machinery Co., Ltd.	14,023,000	6,149
	Clevo Co.	4,247,938	6,093
	Far Eastern Department Stores Ltd.	6,033,220	6,084
*	CMC Magnetics Corp.	23,452,700	5,867
	Feng Hsin Iron & Steel Co., Ltd.	3,735,310	5,725
	Cheng Uei Precision Industry Co., Ltd.	2,858,365	5,712
	Coretronic Corp.	4,812,000	5,709
	Giant Manufacturing Co., Ltd.	1,966,000	5,444
	Tung Ho Enterprise Corp.	5,071,258	5,388
	Nan Ya Printed Circuit Board Corp.	1,647,670	5,320
	Taiwan Glass Industrial Corp.	7,619,361	5,302
	Micro-Star International Co., Ltd.	7,305,000	5,184
	Evergreen Marine Corp.	8,425,879	5,129
	Wintek Corp.	6,620,000	5,089
*	Winbond Electronics Corp.	23,165,000	4,831
	Farglory Land Development Co., Ltd	2,039,000	4,819
	Sino-American Silicon Products, Inc.	1,981,412	4,744
	TSRC Corp.	4,014,000	4,727
	Mitac International Corp.	10,201,288	4,708
*	Ruentex Industries Ltd.	4,039,000	4,634
	Qisda Corp.	9,501,928	4,627
*	Wan Hai Lines Ltd.	9,043,538	4,602
	Formosa Taffeta Co., Ltd.	6,850,868	4,569
*	EVA Airways Corp.	15,771,879	4,560
	Eternal Chemical Co., Ltd.	5,493,395	4,516

	Kinsus Interconnect Technology Corp.	2,105,029	4,503
	Capital Securities Corp.	8,981,000	4,397
	Formosa International Hotels Corp.	335,200	4,360
	Formosa Sumco Technology Corp.	1,871,450	4,307
*	Taiwan Business Bank	16,925,000	4,303
	Advantech Co., Ltd.	2,688,098	4,056
*	Inotera Memories, Inc.	7,651,424	3,988
*	China Airlines	14,125,246	3,926
	Global Unichip Corp.	702,308	3,851
	Yang Ming Marine Transport	9,941,450	3,829
*	CSBC Corp.	3,344,000	3,710
	Vanguard International Semiconductor Corp.	7,556,396	3,649
	Taiwan Secom Corp., Ltd.	2,405,846	3,631
*	Nanya Technology Corp.	19,939,397	3,557
	Compal Communications, Inc.	2,958,374	2,863
*	Evergreen International Storage & Transport Corp.	2,914,000	2,577
	Sincere Navigation Corp.	1,900,000	2,252
*	Via Technologies Inc.	2,901,000	1,208
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—

			2,522,688
Thailand (1.3%)
	PTT Public Co. Ltd. (Foreign)	6,983,837	49,011
	PTT Exploration and Production Public Co. Ltd. (Foreign)	9,616,618	38,953
	Bangkok Bank Public Co., Ltd. (Foreign)	7,975,431	26,301
	Kasikornbank Public Co. Ltd. (Foreign)	10,083,449	23,667
	Siam Commercial Bank Public Co. Ltd. (Foreign)	9,598,757	21,767
	Advanced Info Service Public Co., Ltd. (Foreign)	7,576,177	19,254
	Banpu Public Co. Ltd. (Foreign)	1,159,617	12,939
	Bangkok Bank Public Co., Ltd. (Local)	3,817,443	12,433
	Siam Cement Public Co. Ltd. (Foreign)	1,842,107	9,981
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	18,883,615	9,263
	Bank of Ayudhya PLC (Local)	17,216,434	9,134
	IRPC Public Co., Ltd. (Foreign)	83,719,260	8,407
	Thai Oil Public Co., Ltd. (Foreign)	7,172,600	7,899
	Krung Thai Bank Public Co. Ltd. (Foreign)	24,828,021	6,124
	PTT Chemical Public Co., Ltd. (Foreign)	3,337,638	5,888
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	10,016,311	5,766
	BEC World Public Co. Ltd. (Foreign)	7,928,725	4,611
*	Siam Cement Public Co. Ltd. (Local)	815,410	4,407
	Total Access Communication Public Co. Ltd.	4,189,891	4,093
	Land and Houses Public Co. Ltd. (Foreign)	23,267,047	3,795
*	Thai Military Bank Public Co., Ltd. (Foreign)	158,963,044	3,779
	Glow Energy Public Co. Ltd. (Foreign)	4,261,155	3,725
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	3,009,135	3,404
	Total Access Communication Public Co. Ltd.	791,400	773
	Banpu Public Co. Ltd. (Local)	37,800	416

			295,790
Turkey (1.6%)
*	Turkiye Garanti Bankasi A.S.	17,219,438	61,224
	Turkcell Iletisim Hizmetleri A.S.	6,346,364	40,325
	Akbank T.A.S.	6,258,865	35,381
	Turkiye Is Bankasi A.S. C Shares	8,944,590	31,052
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,698,953	18,249

	Haci Omer Sabanci Holding A.S.	4,176,828	15,740
*	Yapi ve Kredi Bankasi A.S.	7,396,804	15,538
	Turkiye Halk Bankasi A.S.	2,707,692	14,599
*	Turkiye Vakiflar Bankasi T.A.O.	6,881,822	14,528
	Tupras-Turkiye Petrol Rafinerileri A.S.	1,070,065	13,881
	Turk Telekomunikasyon A.S.	4,491,650	13,741
	BIM Birlesik Magazalar A.S.	325,793	12,812
*	KOC Holding A.S.	4,356,962	10,356
*	Eregli Demir ve Celik Fabrikalari A.S.	2,652,721	8,823
*	Asya Katilim Bankasi A.S.	3,957,192	7,591
	Enka Insaat ve Sanayi A.S.	2,097,973	7,235
*	Dogan Sirketler Grubu Holding A.S.	7,559,534	5,713
*	Petkim Petrokimya Holding A.S.	789,959	3,757
	Coca-Cola Icecek A.S.	603,911	3,629
*	Tekfen Holding A.S.	1,327,921	3,609
	Aksigorta A.S.	1,147,276	3,512
*	Turk Sise ve Cam Fabrikalari A.S.	2,235,287	2,040

			343,335
Total Common Stocks (Cost $19,266,148)			21,773,086

		Coupon
Temporary Cash Investments (3.4%)[1]
Money Market Fund (3.4%)
[3,4]	Vanguard Market Liquidity Fund	0.335%		743,477,186	743,477
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[5,6]	Federal Home Loan Mortgage Corp.	0.210%	9/28/09	7,000	6,999
Total Temporary Cash Investments (Cost $750,475)					750,476
Total Investments (103.0%) (Cost $20,016,623)					22,523,562
Other Assets and Liabilities-Net (-3.0%)[4]					(659,526)
Net Assets (100%)					21,864,036

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $703,695,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 3.1%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of this security represented 0.8% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $743,087,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $6,999,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields,

Emerging Markets Stock Index Fund

maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $20,018,780,000. Net unrealized appreciation of investment securities for tax purposes was $2,504,782,000, consisting of unrealized gains of $4,710,220,000 on securities that had risen in value since their purchase and $2,205,438,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000
Futures Contracts	Expiration	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	August 2009	2,700	69,120	156

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,445,930	16,327,156	—
Temporary Cash Investments	743,477	6,999	—
Futures Contracts—Assets[1]	783	—	—
Total	6,190,190	16,334,155	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Common Stocks ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	(4,148)
Change in Unrealized Appreciation (Depreciation)	4,148
Balance as of July 31, 2009	—

Vanguard Total World Stock Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.3%)
Argentina (0.0%)
	Tenaris SA ADR	6,834	207

Australia (3.1%)
	BHP Billiton Ltd.	71,478	2,255
	Commonwealth Bank of Australia	32,270	1,143
	Westpac Banking Corp., Ltd.	60,584	1,091
	National Australia Bank Ltd.	41,954	852
	Australia & New Zealand Bank Group Ltd.	52,566	812
	Woolworths Ltd.	26,584	604
	Rio Tinto Ltd.	10,218	515
	Westfield Group	49,924	471
	Woodside Petroleum Ltd.	12,067	462
	Wesfarmers Ltd.	21,384	461
	QBE Insurance Group Ltd.	26,904	438
	CSL Ltd.	12,700	322
	Newcrest Mining Ltd.	12,232	309
	Origin Energy Ltd.	21,154	256
	Macquarie Group, Ltd.	6,856	252
	Telstra Corp. Ltd.	83,200	245
	Santos Ltd.	17,450	212
*	Fortescue Metals Group Ltd.	50,466	178
	AMP Ltd.	35,836	168
	Orica Ltd.	8,730	164
	Foster's Group Ltd.	35,080	158
	Computershare Ltd.	19,083	157
	Brambles Ltd.	30,915	155
	Suncorp-Metway Ltd.	25,914	154
	Oil Search Ltd.	31,920	151
	Wesfarmers, Ltd. Price Protected Shares	6,480	140
	Stockland	49,562	129
	BlueScope Steel Ltd.	41,412	117
	AXA Asia Pacific Holdings Ltd.	32,162	114
	WorleyParsons Ltd.	5,232	113
	AGL Energy Ltd.	8,957	111
	Insurance Australia Group Ltd.	35,564	109
	Leighton Holdings Ltd.	4,080	103
	OneSteel Ltd.	40,515	101
	Australian Stock Exchange Ltd.	3,046	96
	Transurban Group	22,794	82
	Incitec Pivot Ltd.	33,994	78
	Sims Metal Management Ltd.	3,318	78
	Alumina Ltd.	53,792	77
	Coca-Cola Amatil Ltd.	9,790	76

	Lion Nathan Ltd.	6,955	68
	Amcor Ltd.	15,867	65
	GPT Group	142,820	63
	Toll Holdings Ltd.	10,822	61
	Tabcorp Holdings Ltd.	9,984	60
	Crown Ltd.	9,648	60
	Sonic Healthcare Ltd.	5,946	58
	Dexus Property Group NPV	92,194	56
	CFS Gandel Retail Trust	39,154	56
	Mirvac Group	51,218	54
	Metcash Ltd.	14,195	51
	Macquarie Infrastructure Group	40,591	49
	Bendigo Bank Ltd.	6,916	47
	Tatt's Group, Ltd.	22,662	46
*	Paladin Resources Ltd.	12,000	46
	Lend Lease Corp.	6,718	43
	Harvey Norman Holdings Ltd.	15,035	41
	OZ Minerals Ltd.	43,527	41
	Boral Ltd.	8,959	37
	Perpetual Trustees Australia Ltd.	1,307	37
	Bank of Queensland Ltd.	3,767	35
	Downer EDI Ltd.	6,330	34
	Aristocrat Leisure Ltd.	9,329	34
	Cochlear Ltd.	695	32
	Macquarie Airports Group	13,339	28
	Billabong International Ltd.	3,535	27
	Qantas Airways Ltd.	12,867	25
	CSR Ltd.	15,568	24
*	James Hardie Industries NV	5,478	24
	Energy Resources of Australia Ltd.	1,084	23
	Commonwealth Property Office Fund	30,655	22
	Nufarm Ltd.	2,382	22
	Caltex Australia Ltd.	1,939	21
	New Hope Corp. Ltd.	4,725	21
	Goodman Fielder Ltd.	15,977	19
	IOOF Holdings Ltd.	4,540	18
	Ansell Ltd.	2,224	17
	Macquarie Office Trust	75,546	15
	Macquarie Goodman Group	32,610	14
	Australand Property Group	26,246	10
	Envestra Ltd.	20,533	9
	Adelaide Brighton Ltd.	3,456	7
	Austereo Group Ltd.	5,713	7
	West Australian Newspaper Holdings Ltd.	1,314	7
	Ten Network Holdings Ltd.	6,055	6
	Tower Australia Group Ltd.	2,952	6
	GWA International Ltd.	2,486	6
	Corporate Express Australia Ltd.	1,728	6
	Spotless Group Ltd.	2,468	5
	Gunns Ltd.	6,004	5
	APN News & Media Ltd.	2,880	4
	Paperlinx Ltd.	10,418	4
	Asciano Group	3,128	4
	Sigma Pharmaceuticals Ltd.	3,101	3
	Challenger Financial Services Group Ltd.	1,429	3

	John Fairfax Holdings Ltd.	1,938	2
	SP Ausnet	3,547	2
	Consolidated Media Holdings, Ltd.	1,000	2
*	Iluka Resources Ltd.	685	2
	Flight Centre Ltd.	174	1
	AWB Ltd.	1,109	1
	Elders, Ltd.	2,478	1

			15,106
Austria (0.2%)
	Erste Bank der Oesterreichischen Sparkassen AG	4,126	144
	OMV AG	3,128	124
	Voestalpine AG	4,416	123
*	Wienerberger AG	6,960	116
	Telekom Austria AG	6,019	92
*	Atrium European Real Estate	9,860	52
	Vienna Insurance Group	992	46
	Raiffeisen International Bank-Holding AG	903	40
	Oesterreichische Elektrizitaetswirtschafts AG Class A	439	21
	EVN AG	326	5
	Strabag SE	199	5
*	Immofinanz AG	1,577	3
*	IMMOEAST Immobilien Anlagen AG	865	2

			773
Belgium (0.4%)
	Anheuser-Busch InBev NV	16,954	673
*	Fortis	47,425	182
	Delhaize Group	2,460	176
*	Dexia	22,200	174
	Groupe Bruxelles Lambert SA	1,715	136
	Belgacom SA	2,854	102
	Umicore	3,656	96
	UCB SA	2,292	76
	Solvay SA	706	69
*	KBC Bank & Verzekerings Holding	2,498	53
	Colruyt NV	170	38
	Compagnie Nationale a Portefeuille	654	34
	Mobistar SA	131	8
*	KBC Ancora	287	3

			1,820
Brazil (2.0%)
	Petroleo Brasileiro SA Series A ADR	26,352	888
	Itau Unibanco Banco Multiplo SA	44,772	801
	Petroleo Brasileiro SA ADR	17,562	724
	Vale SA Pfd. ADR	35,083	603
	Vale SA ADR	30,496	602
	Banco Bradesco SA ADR	33,028	521
	Petroleo Brasileiro SA Pfd.	25,537	430
	Petroleo Brasileiro SA	18,800	387
	Companhia Siderurgica Nacional SA ADR	13,403	343
	Companhia de Bebidas das Americas ADR	4,666	328
	BM&F BOVESPA SA	44,340	286
	Itausa-Investimentos Itau SA	53,066	269
	Banco do Brasil SA	16,200	205

	Gerdau SA ADR	16,343	191
	Tele Norte Leste Participacoes ADR	11,524	177
	Companhia Vale do Rio Doce Pfd. Class A	9,400	162
	Redecard SA	9,784	146
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	5,600	133
	Natura Cosmeticos SA	9,300	132
	Tim Participacoes SA ADR	5,988	132
	Companhia de Concessoes Rodoviarias	7,000	115
	Embraer-Empresa Brasileira de Aeronautica SA ADR	5,312	103
*	Companhia Brasileira de Meios de Pagamento	10,831	103
	Perdigao SA	4,500	99
	Companhia Vale do Rio Doce	4,100	81
	Centrais Electricas Brasileiras SA	5,000	76
	Metalurgica Gerdau SA	4,900	72
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	3,009	70
	Souza Cruz SA	1,900	65
	OGX Petroleo e Gas Participacoes SA	100	64
	Bradespar SA Pfd.	4,000	60
	Brasil Telecom Participacoes SA ADR	1,378	58
	Companhia Energetica de Minas Gerais ADR	3,750	54
	Cyrela Brazil Realty SA	5,153	53
	Ultrapar Participacoes S.A.	1,533	52
	Usinas Siderurgicas de Minas Gerais SA	2,000	49
	All America Latina Logistica	7,700	49
*	GVT Holding SA	2,485	48
	Tractebel Energia SA	4,600	48
	Companhia Paranaense de Energia-COPEL	3,000	46
	Vivo Participacoes SA Pfd.	2,000	45
*	Net Servicos de Comunicacao SA	4,400	45
	Weg SA	5,547	45
	Lojas Americanas SA Pfd.	8,000	45
	JBS SA	10,998	44
	Companhia de Bebidas das Americas	738	42
*	Suzano Papel e Celulose SA	4,427	41
	Companhia Energetica de Minas Gerais Pfd.	2,500	36
	Electropaulo Metropolitana SA	1,908	36
	Fertilizantes Fosfatados SA	3,692	35
*	Tam SA	2,669	33
	Gerdau SA	3,700	33
	CESP - Companhia Energetica de Sao Paulo	3,185	33
	AES Tiete SA	3,000	33
*	Tim Participacoes SA	11,000	33
	Light SA	1,973	26
	Banco Nossa Caixa SA	623	25
	Tele Norte Leste Participacoes SA	1,000	18
	Companhia de Transmissao de Energia Electrica Paulista	673	17
	Companhia de Saneamento Basico do Estado de Sao Paulo	1,000	17
*	Hypermarcas SA	1,156	17
	B2W Com Global Do Varejo	472	11
	AES Tiete SA Pfd.	1,149	11

*	Cosan SA Industria e Comercio	1,000	9
*	Braskem SA	2,000	9
	Sadia SA Pfd.	3,000	9
	Porto Seguro SA	872	8
	Energias do Brasil SA	500	7
	Brasil Telecom SA Pfd.	1,000	7
	CPFL Energia SA	400	7
	TELESP - Telecomunicacoes de Sao Paulo SA Pfd.	300	7
	Companhia Energetica de Minas Gerais	571	6
	Telesp - Telecomunicacoes de Sao Paulo SA	300	6
	Telmar Norte Leste SA	200	5
	Klabin SA	3,000	5

			9,631
Canada (3.6%)
	Royal Bank of Canada	29,800	1,419
	Toronto-Dominion Bank	17,600	1,031
	Bank of Nova Scotia, Halifax	21,760	928
	Manulife Financial Corp.	37,800	918
*	Research in Motion Ltd.	11,830	899
	EnCana Corp.	16,200	869
	Canadian Natural Resources Ltd.	11,230	675
	Barrick Gold Corp.	18,930	661
	Suncor Energy, Inc.	19,344	626
	Potash Corp. of Saskatchewan, Inc.	6,480	604
	Goldcorp Inc.	15,290	581
	Bank of Montreal, Quebec	11,460	575
	Canadian National Railway Co.	10,900	530
	Canadian Imperial Bank of Commerce	8,400	517
	Sun Life Financial Services of Canada	13,100	448
	Petro-Canada	10,000	413
	TransCanada Corp.	12,450	354
	Talisman Energy, Inc.	21,800	337
	Kinross Gold Corp.	15,800	312
	Enbridge Inc.	7,790	301
	Brookfield Asset Management Inc.	13,900	292
	Rogers Communications, Inc. Class B	10,500	292
*	Teck Cominco Ltd. Class B	11,000	289
	Imperial Oil Ltd.	6,790	272
	Cameco Corp.	9,600	264
	Nexen Inc.	10,900	226
	Canadian Pacific Railway Ltd.	5,000	222
	Power Corp. of Canada	7,290	205
	Agnico-Eagle Mines Ltd.	3,159	185
	Shoppers Drug Mart Corp.	4,260	178
	Agrium, Inc.	3,700	170
	National Bank of Canada	2,830	153
*	CGI Group Inc.	14,300	145
	Power Financial Corp.	4,960	144
	Husky Energy Inc.	4,460	131
	Shaw Communications Inc.	7,320	128
	Bombardier Inc. Class B	33,600	119
	Thomson Reuters Corp.	3,260	105
	BCE Inc.	4,400	101
	Magna International	1,930	98

	Great-West Lifeco Inc.	3,200	77
	IGM Financial, Inc.	1,800	75
	Canadian Utilities Ltd.	2,200	75
	TransAlta Corp.	3,560	71
	Canadian Tire Corp. Class A	1,300	65
	Loblaw Cos., Ltd.	2,000	64
	Brookfield Properties Corp.	5,800	54
	Finning International Inc.	3,500	54
	George Weston Ltd.	900	49
	Saputo Inc.	2,100	46
	Telus Corp.-Non Voting Shares	1,100	30
	Telus Communications Inc.	600	17
	Bombardier Inc. Class A	415	1

			17,395
Chile (0.2%)
	Empresa Nacional de Electricidad SA ADR	3,428	169
	Empresas Copec SA	11,063	141
	Sociedad Quimica y Minera de Chile SA ADR	2,300	82
	S.A.C.I. Falabella SA	16,300	67
	Enersis SA ADR	3,266	63
	CAP SA	2,253	52
	Colburn SA	177,600	45
	Cencosud SA	16,100	44
	Enersis SA	114,300	44
	Empresa Nacional de Telecomunicaciones SA	2,800	39
	Banco Santander Chile SA ADR	687	34
	Banco de Chile	311,644	23
	AES Gener SA	46,956	21
	Sociedad Quimica y Minera de Chile SA	353	13
	Corpbanca	1,250,000	7
	Lan Airlines SA	600	7
	Banco Santander Chile SA	145,800	7
	Embotelladora Andina SA Pfd. Class B	2,300	7
	Compania Cervecerias Unidas SA	900	6

			871
China (2.4%)
	China Mobile (Hong Kong) Ltd.	133,000	1,396
	China Construction Bank	1,346,000	1,081
	China Life Insurance Co., Ltd.	162,000	717
	Industrial and Commercial Bank of China Ltd. Class H	912,000	655
	Bank of China	1,091,000	542
	PetroChina Co. Ltd.	458,000	540
	CNOOC Ltd.	340,000	452
	Ping An Insurance (Group) Co. of China Ltd.	43,500	384
	China Petroleum & Chemical Corp.	376,000	335
	China Shenhua Energy Co. Ltd. H Shares	78,000	317
	China Overseas Land & Investment Ltd.	108,480	267
	China Unicom Ltd.	173,770	250
^	China Merchants Bank Co., Ltd. Class H	96,700	227
	China Telecom Corp. Ltd.	416,000	216
	China Coal Energy Co.	150,000	209
	Bank of Communications Ltd. Class H	167,000	204
	Tencent Holdings Ltd.	12,400	167

	China Communications Construction Co., Ltd.	129,000	167
	CITIC Pacific Ltd.	52,000	148
	Aluminum Corp. of China Ltd.	108,000	125
	Fujian Zijin Mining Industry Co., Ltd.	134,000	125
	GOME Electrical Appliances Holdings Ltd.	417,720	120
	China Citic Bank	162,000	113
	China National Building Material Co., Ltd.	42,000	91
	Guangzhou R&F Properties Co. Ltd.	40,800	90
	China Resources Land Ltd.	32,000	78
*	Huadian Power International Corp. Ltd.	192,000	73
	Hengan International Group Co. Ltd.	12,000	70
	Tingyi Holding Corp.	36,000	67
	China Shipping Development Co.	44,000	66
	China Merchants Holdings International Co. Ltd.	20,000	66
	Jiangxi Copper Co. Ltd.	27,000	62
	Yanzhou Coal Mining Co. Ltd. H Shares	40,000	62
*,^	Alibaba.com, Ltd.	26,500	61
	Shanghai Industrial Holding Ltd.	11,000	59
	Sino-Ocean Land Holdings Ltd.	55,500	59
*	China Railway Group, Ltd.	61,000	55
	Want Want China Holdings Ltd.	92,000	55
	Dongfeng Motor Corp.	50,000	53
*	China Mengniu Dairy Co., Ltd.	22,000	53
	Belle International Holdings Ltd.	50,000	51
	China Everbright Ltd.	16,000	50
	Angang Steel Co., Ltd.	22,000	50
	Lenovo Group Ltd.	100,000	47
*	BYD Co. Ltd.	8,500	47
	Huaneng Power International, Inc. H Shares	60,000	47
	Li Ning Co., Ltd.	14,000	46
	China COSCO Holdings Co., Ltd.	31,000	45
	China Railway Construction Corp.	28,000	45
*	Air China Ltd.	68,000	44
*	PICC Property and Casualty Co., Ltd.	56,000	44
	Anhui Conch Cement Co. Ltd.	6,000	43
	Denway Motors Ltd.	82,000	41
	Chaoda Modern Agriculture Holdings Ltd.	60,000	41
	China Resources Enterprise Ltd.	16,000	40
	China Resources Power Holdings Co., Ltd.	15,400	40
	Shimao Property Holdings Ltd.	19,500	39
	Inner Mongolia Yitai Coal Co., Ltd.	6,300	39
	China Vanke Co., Ltd.	26,100	37
	China Oilfield Services Ltd.	32,000	35
	China International Marine Containers (Group) Co., Ltd.	28,500	34
	Weiqiao Textile Co. Ltd.	53,500	34
	Beijing Datang Power Generation Co., Ltd.	48,000	31
	China National Materials Co., Ltd.	27,000	26
	Soho China	40,000	25
	Shanghai Electric Group Co., Ltd. Class H	48,000	25
	China South Locomotive and Rolling Stock Corp.	39,000	24
	China Huiyuan Juice Ltd.	28,000	22
	China Yurun Food Group Ltd.	14,000	22
	CNPC Hong Kong Ltd.	20,000	20
	China Agri-Industries Holdings Ltd.	27,000	20

*	China Insurance International Holdings Co., Ltd.	6,000	18
	Greentown China Holdings Ltd.	11,000	17
	Great Wall Motor Co., Ltd.	14,500	16
	Nine Dragons Paper Holdings Ltd.	16,000	16
	Sinofert Holdings, Ltd.	30,000	16
*	Hidili Industry Int'l Development Ltd.	14,000	16
	Anta Sports Products Ltd.	10,000	15
	Shenzhen Investment Ltd.	28,000	14
	Weichai Power Co., Ltd. Class H	3,000	14
*	Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	29,400	13
	Jiangling Motors Corp. Ltd.	9,600	13
	China Merchants Property Development Co., Ltd.	5,200	12
	KWG Property Holding, Ltd.	16,000	12
*	CITIC Resources Holdings Ltd.	38,000	12
*	China Shipping Container Lines Co. Ltd.	31,000	12
	Beijing North Star Co. Ltd.	28,000	12
	Shui On Land Ltd.	16,500	12
	Agile Property Holdings, Inc.	8,000	11
	Shanghai Jinjiang International Hotels Development Co., Ltd. Class B	7,600	11
*	Maanshan Iron and Steel Co. Ltd.	14,000	11
*	China Southern Airlines Co. Ltd.	30,000	11
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	5,600	10
*	Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. Class B	12,200	10
	Fosun International	13,000	10
	Guangzhou Investment Co. Ltd.	48,000	10
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	42,000	10
	Bengang Steel Plates Co., Ltd.	15,300	10
*	China Eastern Airlines Corp. Ltd.	32,000	10
^	ZTE Corp.	2,340	10
	Beijing Enterprises Holdings Ltd.	2,000	10
*	BOE Technology Group Co., Ltd.	37,300	10
	China High Speed Transmission Equipment Group Co., Ltd.	4,000	10
	Zhaojin Mining Industry Co. Ltd.	6,000	10
	Foshan Electrical and Lighting Co., Ltd.	13,300	10
*	Shanghai Haixan Group Co. Ltd. Class B	25,000	10
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	10
	New World China Land Ltd.	15,600	10
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	10,100	10
	Dazhong Transportation Group Co., Ltd. B Shares	11,800	10
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	9,750	10
	Hopson Development Holdings Ltd.	6,000	10
	Shandong Chenming Paper Holdings Ltd. Class B	12,300	10
	Jinzhou Port Co., Ltd.	19,920	9
	Yangzijiang Shipbuilding Holdings Ltd.	15,000	9
	CSG Holding Co. Ltd.	10,400	9
*	Double Coin Holdings, Ltd. Class B	22,200	9
	China Molybdenum Co. Ltd.	10,000	9

	Yantai Changyu Pioneer Wine Co., Ltd.	1,400	9
	Weifu High-Technology Co., Ltd.	12,505	9
*	Hainan Airlines, Co., Ltd.	16,200	9
	China Communication Services Corp. Ltd.	14,000	9
	Dongfang Electrical Corp Ltd.	1,800	9
	TPV Technology Ltd.	16,000	9
	Anhui Expressway Co., Ltd.	14,000	9
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	9
*	Huadian Energy Co. Ltd.	22,600	9
*	Beijing Capital International Airport Co., Ltd.	12,000	9
	Guangdong Electric Power Development Co., Ltd.	15,300	8
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	8
*	Sinopec Shanghai Petrochemical Co. Ltd.	18,000	8
^	Guangzhou Shipyard International Co. Ltd.	4,000	8
	Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	7,900	8
	TravelSky Technology Ltd.	11,000	8
	Tianjin Capital Environmental Protection Co., Ltd.	28,000	8
	Shanghai Friendship Group Inc. Co. Class B	7,150	8
	Zhejiang Expressway Co., Ltd.	8,000	8
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	9,100	7
*	Guangdong Provincial Expressway Development Co., Ltd.	14,400	7
	China Foods Ltd.	12,000	7
	Lianhua Supermarket Holdings Ltd. Class H	4,000	7
*	Zhejiang Southeast Electric Power Co., Ltd.	12,800	7
	Chongqing Changan Automobile Co., Ltd.	11,700	7
	Guangzhou Pharmaceutical Co., Ltd.	14,000	7
	Shenzhen Expressway Co. Ltd.	14,000	7
	Tsingtao Brewery Co., Ltd.	2,000	7
	The Guangshen Railway Co., Ltd.	14,000	7
	Guangdong Investment Ltd.	12,000	7
	Parkson Retail Group Ltd.	4,000	7
*	Semiconductor Manufacturing International Corp.	121,000	7
	China Travel International	26,000	6
	Sinotrans Ltd.	25,000	6
	Global Bio-chem Technology Group Co. Ltd.	32,000	6
	Hopewell Highway Infrastructure Ltd.	9,500	6
	China Bluechemical, Ltd.	10,000	6
	Jiangsu Expressway Co. Ltd. H Shares	6,000	5
	Huabao International Holdings Ltd.	5,000	5
	Harbin Power Equipment Co., Ltd.	4,000	5
	Country Garden Holdings Co.	6,000	3
	Cosco Pacific Ltd.	2,000	3
	Shenzhen International Holdings Ltd.	32,500	2
	Kingboard Chemical Holdings Ltd.	500	2

			11,878
Colombia (0.0%)
	Bancolombia SA ADR	3,147	101

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	5,103	274
	Cesky Telecom a.s.	2,602	71
	Komercni Banka a.s.	388	67

	Unipetrol a.s.	206	1

			413
Denmark (0.4%)
	Novo Nordisk A/S B Shares	11,580	678
*	Vestas Wind Systems A/S	4,800	338
*	Danske Bank A/S	14,700	305
	Carlsberg A/S B Shares	2,295	159
	AP Moller-Maersk A/S B Shares	21	131
	AP Moller-Maersk A/S A Shares	21	127
	Novozymes A/S	1,050	94
	Coloplast A/S B Shares	1,018	74
	Danisco A/S	1,326	65
*	FLS Industries A/S B Shares	1,000	43
*	Jyske Bank A/S	1,000	37
	H. Lundbeck A/S	1,400	27
	Rockwool International A/S	83	7
*	William Demant A/S	100	6

			2,091
Egypt (0.0%)
*	Orascom Telecom Holding SAE GDR	3,504	121
	Orascom Construction Industries GDR	2,784	111

			232
Finland (0.5%)
	Nokia Oyj	77,009	1,036
	Sampo Oyj A Shares	11,540	240
	Fortum Oyj	9,440	219
	Metso Oyj	6,672	141
	Stora Enso Oyj R Shares	16,960	108
	Kone Oyj	2,860	97
	UPM-Kymmene Oyj	9,120	96
	Wartsila Oyj B Shares	2,389	86
	Nokian Renkaat Oyj	2,383	50
	Outokumpu Oyj A Shares	2,000	39
	Rautaruuki Oyj	1,800	39
	Neste Oil Oyj	2,500	35
	Kesko Oyj	1,300	34
	Sanoma Oyj	368	6

			2,226
France (4.7%)
	Total SA	50,736	2,814
	BNP Paribas SA	19,056	1,384
	Sanofi-Aventis	20,704	1,355
	GDF Suez	34,539	1,320
	France Telecom SA	40,724	1,016
	Axa	44,215	933
	ArcelorMittal(Amsterdam Shares)	24,025	866
	Societe Generale Class A	12,177	781
	LVMH Louis Vuitton Moet Hennessy	7,808	704
	Groupe Danone	13,097	701
	Carrefour SA	14,636	686
	Vivendi SA	26,227	672
	Air Liquide SA	5,862	612
	L'Oreal SA	6,373	553
	Vinci SA	10,572	538

	Schneider Electric SA	5,536	503
	Pernod Ricard SA	5,466	424
	Alstom	6,089	418
	Cie. de St. Gobain SA	10,231	414
	Unibail Co.	2,164	378
	Veolia Environnement	10,281	353
	Lafarge SA	4,879	352
	Bouygues SA	6,404	272
	Credit Agricole SA	18,929	270
^	Hermes International	1,753	263
	Electricite de France	4,855	240
	PPR	2,148	239
	Essilor International SA	3,932	218
	Accor SA	4,887	209
	Cap Gemini SA	4,478	207
*	Renault SA	4,868	207
	Suez Environnement SA	10,600	202
	Technip SA	3,168	192
	Compagnie Generale des Etablissements Michelin SA	2,246	162
	SES Global Fiduciary Depositary Receipts	7,886	156
	Vallourec SA	1,162	153
*	PSA Peugeot Citroen	4,512	137
	Eiffage SA	2,016	134
	Sodexho Alliance SA	2,458	129
*	Alcatel-Lucent	44,206	122
	European Aeronautic Defence and Space Co.	5,842	111
	Christian Dior SA	1,207	105
	STMicroelectronics NV	12,078	92
	Lagardere S.C.A.	2,359	88
	Societe BIC SA	1,438	86
	Publicis Groupe SA	2,427	86
	CNP Assurances	781	71
*	Atos Origin SA	1,468	67
	Safran SA	4,313	67
*	Compagnie Generale de Geophysique SA	3,041	62
	Thales SA	1,415	60
	Dassault Systemes SA	1,063	53
	Legrand SA	2,124	52
	Eramet SLN	182	51
	Aeroports de Paris (ADP)	609	49
	Casino Guichard-Perrachon SA	711	49
	Bureau Veritas SA	953	45
	Klepierre	1,460	42
*	Valeo SA	1,392	37
	PagesJaunes SA	3,300	36
	Societe des Autoroutes Paris-Rhin-Rhone	463	33
	Eutelsat Communications	1,177	33
*	Natixis	12,150	32
*	Air France	2,389	30
	Imerys SA	552	29
	Societe Television Francaise 1	1,816	28
	Arkema	876	25
	Gecina SA	267	22
	Eurazeo	361	16

	Euler Hermes SA	99	6
	Ciments Francais SA	57	6
*	JCDecaux SA	270	6
	Wendel Investissement	47	2

			22,866
Germany (3.3%)
	E.On AG	42,500	1,606
	Siemens AG	19,471	1,552
	Daimler AG (Registered)	21,531	998
	BASF AG	19,784	990
	Bayer AG	15,964	978
	Allianz AG	9,500	938
	SAP AG	19,665	926
	Deutsche Telekom AG	69,619	893
	Deutsche Bank AG	13,341	862
	RWE AG	8,558	722
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,433	671
	Volkswagen AG	1,841	661
	Deutsche Boerse AG	4,308	341
	Deutsche Post AG	20,203	319
	Bayerische Motoren Werke AG	6,398	295
	Man AG	3,819	264
	ThyssenKrupp AG	8,445	260
	Linde AG	2,431	229
	Fresenius Medical Care AG	4,428	203
	K&S AG	3,630	203
	Metro AG	3,113	180
	Volkswagen AG Pfd.	2,153	169
	Adidas AG	3,700	156
	Henkel AG & Co. KGaA	4,175	153
*	Commerzbank AG	18,731	147
	Merck KGaA	1,365	127
*	Infineon Technologies AG	30,436	125
	Porsche AG	1,846	120
	Salzgitter AG	966	98
	Fresenius AG Pfd.	1,563	89
	Beiersdorf AG	1,750	88
	Henkel KGaA	2,251	71
	Hochtief AG	1,140	68
	GEA Group AG	3,815	62
	Lanxess	1,944	57
	Deutsche Lufthansa AG	3,890	53
*	Hannover Rueckversicherung AG	1,174	48
^	Solarworld AG	1,883	46
	Celesio AG	1,661	44
	Fresenius AS	863	42
	Wacker Chemie AG	302	40
	Hamburger Hafen und Logistik AG	830	38
*	TUI AG	5,250	34
*	Deutsche Postbank AG	1,205	33
	HeidelbergCement AG	752	33
	Suedzucker AG	1,351	28
	Fraport AG	592	27
	Puma AG	100	25

*	Q-Cells AG	208	4
	Aachener & Muenchener Beteiligungs AG (Bearer)	16	1
*	Hypo Real Estate Holding AG	566	1
*	Arcandor AG	271	—

			16,118
Greece (0.2%)
*	National Bank of Greece SA ADR	66,606	395
	Hellenic Telecommunications Organization SA ADR	25,524	200
	Greek Organization of Football Prognostics	5,010	120
*	Alpha Credit Bank SA	8,120	107
*	EFG Eurobank Ergasias	7,835	102
*	Bank of Piraeus	6,448	77
	Coca-Cola Hellenic Bottling Co. SA	2,800	64
	Marfin Financial Group SA	10,863	45
*	Public Power Corp.	1,870	41
	Titan Cement Co. SA	1,230	36
	Hellenic Petroleum SA	220	2
*	Commercial Bank of Greece SA	303	2

			1,191
Hong Kong (1.2%)
	Sun Hung Kai Properties Ltd.	43,000	653
	Hutchison Whampoa Ltd.	72,000	538
	Cheung Kong Holdings Ltd.	38,000	490
	Hong Kong Exchanges & Clearing Ltd.	22,500	422
	Hang Seng Bank Ltd.	19,200	311
	Swire Pacific Ltd. A Shares	24,000	269
	CLP Holdings Ltd.	35,000	238
	New World Development Co., Ltd.	96,000	228
	Hong Kong & China Gas Co., Ltd.	99,000	221
	Bank of East Asia Ltd.	64,240	213
	Sino Land Co.	96,000	195
	Li & Fung Ltd.	62,000	183
	Hong Kong Electric Holdings Ltd.	32,000	176
	Hang Lung Properties Ltd.	48,000	175
	Boc Hong Kong Holdings Ltd.	82,000	174
	Esprit Holdings Ltd.	24,000	173
	Henderson Land Development Co. Ltd.	21,000	138
	Hang Lung Development Co., Ltd.	24,000	124
	MTR Corp.	32,500	118
	Wharf Holdings Ltd.	21,000	99
	Link REIT	41,500	94
	Shangri-La Asia Ltd.	35,930	57
	Kerry Properties Ltd.	11,000	57
	Cathay Pacific Airways Ltd.	30,000	47
	Giordano International Ltd.	118,000	37
	Wing Hang Bank Ltd.	3,500	34
	Hysan Development Co., Ltd.	12,000	33
	Cheung Kong Infrastructure Holdings Ltd.	9,000	33
	Hopewell Holdings Ltd.	10,000	33
	Wheelock and Co. Ltd.	11,000	31
	Television Broadcasts Ltd.	5,000	22
	PCCW Ltd.	63,000	17
*	Mongolia Energy Corp. Ltd.	35,000	13

	Industrial and Commercial Bank of China (Asia) Ltd.	5,000	9
	Guoco Group	1,000	9
	Dah Sing Banking Group Ltd.	6,800	8
	Hong Kong Aircraft & Engineering Co., Ltd.	400	5
	Cafe De Coral Holdings Ltd.	2,000	4
*	Hutchison Telecommunications Hong Kong Holdings Ltd.	27,000	4
	Yue Yuen Industrial (Holdings) Ltd.	1,500	4
	C C Land Holdings Ltd.	5,000	4
	Hutchison Telecommunications International Ltd.	14,000	4
	Chinese Estates Holdings	2,000	3
	Shun Tak Holdings Ltd.	4,000	3
	Lee & Man Paper Manufacturing Ltd.	2,000	3
	Texwinca Holdings Ltd.	4,000	3
	Lifestyle International Holdings, Ltd.	2,000	3
	Techtronic Industries Co., Ltd.	3,500	3
	Orient Overseas International Ltd.	500	3
	ASM Pacific Technology Ltd.	400	3
	Hutchinson Harbour Ring Ltd.	34,000	3
	First Pacific Co. Ltd.	4,000	3
	Great Eagle Holdings Ltd.	1,000	2
	Hong Kong and Shanghai Hotels Ltd.	2,000	2
*	Foxconn International Holdings Ltd.	3,000	2
	Public Financial Holdings Ltd.	4,000	2
*	Melco International Development Corp.	3,000	2
	Fubon Bank (Hong Kong) Ltd.	4,000	2
	NWS Holdings Ltd.	1,000	2
*	Johnson Electric Holdings Ltd.	6,500	2
	Dah Sing Financial Group	400	2
	Chong Hing Bank Ltd.	1,000	2
*	Galaxy Entertainment Group Ltd.	5,000	2
	Kowloon Development Co., Ltd.	1,000	1

			5,750
Hungary (0.1%)
*	MOL Hungarian Oil and Gas Nyrt.	2,700	198
*,^	OTP Bank Nyrt.	5,607	120
	Richter Gedeon Nyrt.	250	49
	Magyar Tavkozlesi Nyrt.	1,050	4

			371
India (1.2%)
*	Reliance Industries Ltd. GDR	8,344	676
	Infosys Technologies Ltd. ADR	13,660	588
	Larsen & Toubro Ltd.	9,011	284
	ITC Ltd.	52,861	275
	Bharti Airtel Ltd.	29,404	253
	ICICI Bank Ltd. ADR	6,694	210
	Housing Development Finance Corp. Ltd.	3,834	204
	HDFC Bank Ltd. ADR	1,765	173
	Oil and Natural Gas Corp. Ltd.	6,133	149
	Bharat Heavy Electricals Ltd.	3,075	143
	Jaiprakash Associates Ltd.	21,623	108
	Tata Iron and Steel Co. Ltd.	11,021	106
	Axis Bank Ltd.	5,498	105

	Hindustan Lever Ltd.	15,365	93
	Reliance Communication Ventures	14,413	83
	Sterlite Industries (India) Ltd.	5,775	78
	Grasim Industries Ltd.	1,297	74
	Tata Consultancy Services Ltd.	6,643	73
	Jindal Steel & Power Ltd.	1,184	73
	NTPC Ltd.	15,609	70
	Cipla Ltd.	11,965	69
	Unitech, Ltd.	35,546	67
*	Essar Oil Ltd.	21,258	67
	State Bank of India GDR	866	65
	Infrastructure Development Finance Co., Ltd.	23,026	65
	Hindalco Industries Ltd.	30,397	64
	Steel Authority of India Ltd.	16,628	61
	Hero Honda Motors Ltd.	1,785	60
	Gail India Ltd.	8,500	59
	Maruti Udyog Ltd.	1,962	58
	Wipro Ltd.	5,392	55
*	Idea Cellular Ltd.	32,485	54
	JSW Steel Ltd.	3,635	53
	Reliance Capital Ltd.	2,825	52
*	Reliance Petroleum Ltd.	20,520	52
	Punjab National Bank Ltd.	3,563	51
*	Cairn India Ltd.	9,983	49
	Mahindra & Mahindra Ltd.	2,547	46
	Sesa Goa Ltd.	8,796	44
	Reliance Energy Ltd.	1,743	44
	Bajaj Auto Ltd.	1,715	44
	State Bank of India	1,105	42
	Adani Exports, Ltd.	2,411	42
	Tata Power Co. Ltd.	1,423	39
	Power Grid Corp of India Ltd	15,224	37
	Dr. Reddy's Laboratories Ltd.	2,173	37
*	Reliance Power Ltd.	10,393	37
	Hindustan Petroleum Corp., Ltd.	4,736	35
*	GMR Infrastructure Ltd.	11,552	35
	Lupin Ltd.	1,735	34
	Siemens India Ltd.	3,380	34
	DLF Ltd.	3,971	33
*	Reliance Natural Resources, Ltd.	18,376	32
	Asea Brown Boveri India Ltd.	2,131	31
	Kotak Mahindra Bank	2,081	28
	Aditya Birla Nuvo Ltd.	1,481	27
	Nestle India Ltd.	558	26
	Suzlon Energy Ltd.	12,023	25
	Indian Oil Corporation Ltd.	2,071	24
	Union Bank of India Ltd.	3,919	19
	Wipro Ltd. ADR	1,286	19
	Sun Pharmaceutical Industries Ltd.	699	17
*	Oracle Financial Services Software	506	16
	Tech Mahindra Ltd.	885	16
	Mphasis Ltd.	1,471	15
	Financial Technologies (India) Ltd.	470	14
*	Lanco Infratech Ltd.	1,446	12
	Bharat Forge Ltd.	2,760	12

	Ashok Leyland Ltd.	14,952	11
	Bajaj Finserv Ltd.	1,537	11
	Ultratech Cemco Ltd.	628	10
*	Mangalore Refinery and Petrochemicals Ltd.	5,750	10
	Crompton Greaves, Ltd.	1,626	10
	HCL Technologies Ltd.	1,986	10
	Bharat Electronics Ltd.	323	10
	Hindustan Zinc Ltd.	678	10
	Housing Development & Infrastructure Ltd.	1,693	10
*	Neyveli Lignite Corp., Ltd.	3,390	10
	Bajaj Holdings and Investment Ltd.	965	9
	Godrej Industries Ltd.	2,902	9
	Mundra Port and Special Economic Zone Ltd.	731	9
	Corporation Bank	1,243	9
	Associated Cement Cos. Ltd.	491	9
	Tata Motors Ltd.	1,016	9
	Power Finance Corp.	1,785	9
	Colgate-Palmolive (India) Ltd.	595	8
	Satyam Computer Services Ltd. ADR	1,640	8
	Dabur India Ltd.	2,859	8
	Ambuja Cements Ltd.	3,515	8
	Punj Lloyd Ltd.	1,537	8
*	Tata Teleservices Maharashtra Ltd.	10,939	8
	Shipping Corp. of India Ltd.	2,795	8
	Bank of Baroda	847	8
	Tata Chemicals Ltd.	1,429	8
	National Aluminium Co., Ltd.	1,179	8
	Industrial Development Bank of India Ltd.	3,367	7
	Canara Bank Ltd.	1,238	7
	Sun TV Network Ltd.	1,307	7
	Castrol (India) Ltd.	742	7
	Zee Entertainment Enterprises	1,759	7
	Nicholas Piramal India Ltd.	1,016	7
	Bharat Petroleum Corp. Ltd.	668	7
	United Spirits Ltd.	310	7
*	Mahanagar Telephone Nigam Ltd.	2,962	6
*	Jet Airways (India) Ltd.	1,168	6
	Great Eastern Shipping Co.	1,077	6
	Bank of India	820	6
	Indiabulls Financial Services Ltd.	1,287	5
	Oriental Bank of Commerce	1,490	5
	Tata Communications Ltd.	490	5
	Divi's Laboratories Ltd.	360	4
*	Ranbaxy Laboratories Ltd.	448	3
*	Glenmark Pharmaceuticals Ltd.	216	1
	Aban Offshore Ltd.	50	1

			6,084
Indonesia (0.2%)
	PT Astra International Tbk	68,500	202
	PT Telekomunikasi Indonesia Tbk	225,500	202
	PT Bank Rakyat Indonesia Tbk	254,000	187
	PT Bumi Resources Tbk	546,000	154
	PT Bank Central Asia Tbk	312,000	118
	PT United Tractors Tbk	84,500	110
	PT Perusahaan Gas Negara Tbk	104,500	37

	PT Gudang Garam Tbk	13,000	19
	PT Bank Danamon Tbk	28,995	14
	PT Indofood Sukses Makmur Tbk	58,500	13
*	PT International Nickel Indonesia Tbk	28,000	12
	PT Bank Mandiri Tbk	27,000	11
	PT Indocement Tunggal Prakarsa Tbk (Local)	12,000	11
	PT Aneka Tambang Tbk	50,000	11
	PT Astra Agro Lestari Tbk	5,500	11
	PT Tambang Batubara Bukit Asam Tbk	7,500	10
	PT Unilever Indonesia Tbk	7,000	8
	PT Semen Gresik Tbk	13,000	8
*	PT Bank Indonesia Tbk	94,000	7
	PT Indonesian Satellite Corp. Tbk	7,000	4

			1,149
Ireland (0.1%)
	CRH PLC	15,291	368
*	Elan Corp. PLC	12,784	102
*	Bank of Ireland	27,692	79
	Kerry Group PLC A Shares	2,658	63
	Allied Irish Banks PLC	22,416	56
*	Ryanair Holdings PLC	10,139	45
*	Anglo Irish Bank Corp. PLC	14,385	4
	Irish Life & Permanent PLC	840	4

			721
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	19,964	1,066
*	Check Point Software Technologies Ltd.	5,800	155
	Israel Chemicals Ltd.	11,736	136
	Bezeq Israeli Telecommunication Corp., Ltd.	40,830	81
	Bank Hapoalim Ltd.	13,340	44
	The Israel Corp. Ltd.	45	30
*	NICE Systems Ltd.	1,000	27
	Delek Group, Ltd.	129	22
	Bank Leumi Le-Israel	6,500	22
	Cellcom Israel Ltd.	748	21
*	Clal Insurance Enterprise Holdings Ltd.	900	17
*	Elbit Medical Imaging Ltd.	579	15
	Discount Investment Corp. Ltd.	600	14
*	Africa-Israel Investments Ltd.	600	12
	Partner Communications Co. Ltd.	600	11
	Koor Industries Ltd.	400	11
*	United Mizrahi Bank Ltd.	1,500	11
	Clal Industries and Investments Ltd.	2,300	11
	Delek Automotive Systems Ltd.	1,000	11
	Property & Building Corp.	137	10
	Oil Refineries Ltd.	19,025	9
	Israel Discount Bank Ltd.	5,200	9
*	Harel Insurance Investments Ltd.	200	9
*	First International Bank of Israel Ltd. -ILS .05 Par	708	8
*	Hot Telecommunication System Ltd.	900	8
*	Migdal Insurance Holdings Ltd.	5,000	8
	Paz Oil Company Ltd.	50	8
	Gazit-Globe (1982) Ltd.	1,058	7
	Elbit Systems Ltd.	100	7

	Ormat Industries Ltd.	762	7
	IDB Holding Corp., Ltd.	302	6
	Strauss Group Ltd.	500	6
	Super Sol Ltd.	1,500	6
	Osem Investment Ltd.	400	5
	Makhteshim-Agan Industries Ltd.	300	2

			1,832
Italy (1.5%)
	Eni SpA	57,703	1,348
*	UniCredit SpA	351,894	1,027
	Enel SpA	163,399	888
*	Intesa Sanpaolo SpA	187,810	698
	Assicurazioni Generali SpA	29,172	665
	Telecom Italia SpA	282,194	442
*	Fiat SpA	17,584	195
	Saipem SpA	7,009	190
	Atlantia SpA	8,567	189
	Unione Di Banche Italiane ScpA	12,351	173
	Snam Rete Gas SpA	34,158	150
	Finmeccanica SpA	9,196	139
	Telecom Italia SpA RNC	116,813	132
*	Banco Popolare SpA	14,832	120
	Terna SpA	32,070	113
	Banca Monte dei Paschi di Siena SpA	55,443	104
	Mediobanca Banca di Credito Finanziaria SpA	7,017	98
	Mediaset SpA	15,457	93
*	Autogrill SpA	8,879	86
	Italcementi SpA Risp.	11,136	78
*	Luxottica Group SpA	2,802	71
	Parmalat SpA	27,754	69
	Alleanza Assicurazioni SpA	8,203	62
	A2A SpA	30,365	55
	Banca Popolare di Milano SpA	8,822	53
	Mediolanum SpA	9,328	53
*	Unipol Gruppo Finanziario SpA Pfd.	51,120	42
*	Pirelli & C. Accomandita per Azioni SpA	85,948	36
	Bulgari SpA	5,470	34
	Fondiari-Sai SpA	2,001	34
	Banca Carige SpA	10,313	29
	Lottomatica SpA	1,383	29
	Fondiaria-Sai SpA RNC	1,747	18
	Exor SpA Pfd.	942	9
	Exor SpA	483	8
	Edison SpA	4,009	6
	Italcementi SpA	390	5
	Benetton Group SpA	588	5
	Buzzi Unicem SpA	309	5
*	Unipol Gruppo Finanziario SpA	3,259	4
	Saras SpA Raffinerie Sarde	1,421	4

			7,559
Japan (8.9%)
	Toyota Motor Corp.	55,000	2,309
	Mitsubishi UFJ Financial Group	244,900	1,496
	Canon, Inc.	28,700	1,064

Honda Motor Co., Ltd.	31,200	998
Sumitomo Mitsui Financial Group, Inc.	21,400	911
Matsushita Electric Industrial Co., Ltd.	53,000	838
Takeda Pharmaceutical Co. Ltd.	15,200	612
Tokyo Electric Power Co.	23,300	596
Sony Corp.	21,400	596
NTT DoCoMo, Inc.	403	582
Mitsubishi Corp.	29,200	580
Nintendo Co.	2,100	564
Nippon Telegraph and Telephone Corp.	12,200	504
Nomura Holdings Inc.	54,800	480
Nippon Steel Corp.	112,000	446
Millea Holdings, Inc.	15,200	438
Mitsubishi Estate Co., Ltd.	26,000	432
JFE Holdings, Inc.	10,700	428
Mitsui & Co., Ltd.	34,000	424
Nissan Motor Co., Ltd.	57,600	418
Mizuho Financial Group, Inc.	181,600	417
East Japan Railway Co.	7,200	411
Shin-Etsu Chemical Co., Ltd.	7,600	408
Komatsu Ltd.	24,500	398
Fanuc Co., Ltd.	4,800	392
KDDI Corp.	74	391
Kansai Electric Power Co., Inc.	17,400	389
Kyocera Corp.	4,800	385
Japan Tobacco, Inc.	128	370
Astellas Pharma Inc.	9,600	365
Seven and I Holdings Co., Ltd.	13,600	319
Fujitsu Ltd.	48,000	314
Mitsui Fudosan Co., Ltd.	17,000	311
Mitsubishi Heavy Industries Ltd.	78,000	311
Softbank Corp.	14,400	305
Murata Manufacturing Co., Ltd.	6,000	292
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,400	291
Fuji Photo Film Co., Ltd.	9,000	289
Central Japan Railway Co.	48	289
Toshiba Corp.	64,000	282
Bridgestone Corp.	16,000	277
Chubu Electric Power Co.	11,100	267
Daiichi Sankyo Co., Ltd.	14,400	260
Denso Corp.	8,600	252
Kao Corp.	11,000	250
Mitsubishi Electric Corp.	33,000	240
Sumitomo Metal Industries Ltd.	96,000	238
Suzuki Motor Corp.	9,100	229
Kirin Brewery Co., Ltd.	15,000	223
Marubeni Corp.	48,000	220
Daikin Industries Ltd.	5,900	213
Itochu Corp.	28,000	208
Rohm Co., Ltd.	2,800	207
Sumitomo Corp.	21,000	207
Sumitomo Realty & Development Co.	9,000	185
Sumitomo Metal Mining Co.	12,000	180
Hitachi Ltd.	50,000	168
Yamada Denki Co., Ltd.	2,660	166

	Sharp Corp.	15,000	166
	Orix Corp.	2,620	165
	Hoya Corp.	6,800	163
	Terumo Corp.	3,200	162
	Dai-Nippon Printing Co., Ltd.	11,000	161
	Sumitomo Chemical Co.	32,000	158
	Asahi Glass Co., Ltd.	18,000	156
	Sumitomo Electric Industries Ltd.	12,500	155
	Kyushu Electric Power Co., Inc.	7,200	155
	Tokyo Gas Co., Ltd.	42,000	154
	Secom Co., Ltd.	3,600	154
	Nomura Research Institute, Ltd.	6,200	153
	Daiwa Securities Group Inc.	26,000	153
*,^	Mitsubishi Motors Corp.	82,000	151
	Keyence Corp.	760	150
	Daito Trust Construction Co., Ltd.	3,000	147
	Tokyo Electron Ltd.	2,800	146
	Mitsui OSK Lines Ltd.	24,000	146
	Fast Retailing Co., Ltd.	1,100	142
	Eisai Co., Ltd.	4,000	142
	Tohoku Electric Power Co.	6,800	141
	Nippon Oil Corp.	26,000	138
	Electric Power Development Co., Ltd.	4,500	133
	Mitsubishi Chemical Holdings Corp.	29,500	132
	Ricoh Co.	10,000	130
	Sojitz Holdings Corp.	62,400	130
	Mitsubishi Materials Corp.	48,000	130
	Isuzu Motors Ltd.	73,000	129
	SMC Corp.	1,100	124
	Yakult Honsha Co., Ltd.	5,500	121
	Sumitomo Trust & Banking Co., Ltd.	22,000	120
	Mitsumi Electric Co., Ltd.	4,800	118
^	Resona Holdings Inc.	7,800	115
	Olympus Corp.	4,000	114
	Shiseido Co., Ltd.	7,000	114
	NGK Insulators Ltd.	5,000	113
*	NEC Corp.	32,000	112
	Ibiden Co., Ltd.	3,300	109
	Yahoo Japan Corp.	325	106
	T & D Holdings, Inc.	3,550	104
	Shionogi & Co., Ltd.	5,000	103
	Kintetsu Corp.	22,000	102
	Hankyu Corp.	22,000	101
	Aeon Co., Ltd.	10,400	101
	Chugoku Electric Power Co., Ltd.	4,800	100
	Asahi Breweries Ltd.	6,300	100
	Nikon Corp.	5,000	100
	Inpex Holdings, Inc.	13	99
	Kubota Corp.	11,000	98
	Bank of Yokohama Ltd.	18,000	97
	Osaka Gas Co., Ltd.	29,000	97
	Seino Transportation Co., Ltd.	12,000	94
	Shikoku Electric Power	3,100	93
	Asahi Kasei Corp.	18,000	93
	Toppan Printing Co., Ltd.	9,000	92
	Chiba Bank Ltd.	14,000	90
	Toray Industries, Inc.	18,000	90
	TDK Corp.	1,700	89
	Yamato Holdings Co., Ltd.	6,000	89
	Shizuoka Bank Ltd.	9,000	88
	Odakyu Electric Railway Co.	10,000	86
	Ajinomoto Co., Inc.	9,000	86
	Sompo Japan Insurance Inc.	13,000	86
	Sekisui House Ltd.	9,000	84
	West Japan Railway Co.	26	83
	Daiwa House Industry Co., Ltd.	8,000	82
	Nidec Corp.	1,100	79
	Kobe Steel Ltd.	41,000	79
	Japan Steel Works Ltd.	6,000	78
	Tokyu Corp.	16,000	78
	Nippon Paint Co., Ltd.	15,000	78
	Taisho Pharmaceutical Co.	4,000	77
	Nitto Denko Corp.	2,300	74
	Kuraray Co., Ltd.	6,500	73
	Higo Bank Ltd.	12,000	73
	Toho Gas Co., Ltd.	18,000	72
	JTEKT Corp.	6,300	71
	Chugai Pharmaceutical Co., Ltd.	3,900	71
	Ono Pharmaceutical Co., Ltd.	1,600	71
	Konica Minolta Holdings, Inc.	6,500	70
	Mitsui Trust Holding Inc.	20,000	69
	Casio Computer Co.	8,500	69
	Trend Micro Inc.	2,000	69
	Nippon Express Co., Ltd.	15,000	69
	Nippon Yusen Kabushiki Kaisha Co.	16,000	68
	Omron Corp.	4,200	68
	NTT Data Corp.	20	67
	Nippon Sanso Corp.	7,000	67
	Tobu Railway Co., Ltd.	11,000	67
	Aisin Seiki Co., Ltd.	2,600	67
	Kurita Water Industries Ltd.	2,000	66
	Fukuoka Financial Group, Inc.	15,000	66
	JS Group Corp.	4,200	65
	Benesse Holdings, Inc.	1,500	65
	Hokuriku Electric Power Co.	2,800	64
	Sagami Railway	15,000	63
	Toyoda Automatic Loom Works Ltd.	2,300	62
	Kawasaki Heavy Industries Ltd.	24,000	61
	Isetan Mitsukoshi Holdings Ltd.	5,800	61
	OJI Paper Co., Ltd.	14,000	61
	Toyo Seikan Kaisha Ltd.	2,800	60
	Nipponkoa Insurance Co., Ltd.	10,000	59
	Sankyo Co., Ltd.	1,000	59
	JSR Corp.	3,300	59
	Keihin Electric Express Railway Co., Ltd.	7,000	58

	Nippon Mining Holdings Inc.	12,000	57
	Dentsu Inc.	2,700	57
	Uni-Charm Corp.	700	57
	Advantest Corp.	2,600	56
	SBI Holdings, Inc.	280	56
	Joyo Bank Ltd.	11,000	56
	Hirose Electric Co., Ltd.	500	56
	Konami Corp.	2,600	55
	Yamaguchi Financial Group, Inc.	4,000	55
	Hokkaido Electric Power Co., Ltd.	2,800	54
	Nissin Food Products Co., Ltd.	1,700	54
	Keio Electric Railway Co., Ltd.	9,000	54
	Lawson Inc.	1,300	54
	Nissan Chemical Industries, Ltd.	4,000	54
	Oriental Land Co., Ltd.	800	53
*	Sanyo Electric Co., Ltd.	24,000	53
	Toho Co., Ltd.	3,000	53
	JGC Corp.	3,000	52
	Stanley Electric Co.	2,500	51
	Fukuyama Transporting Co., Ltd.	11,000	51
	Shimano, Inc.	1,200	49
	Keihan Electric Railway Co., Ltd.	11,000	48
	Hokuhoku Financial Group, Inc.	21,000	48
	TonenGeneral Sekiyu K.K.	5,000	48
	Kokuyo Co., Ltd.	5,500	47
	Makita Corp.	1,900	47
	Kikkoman Corp.	4,000	47
	Mediceo Paltac Holdings Co., Ltd.	3,700	46
	Sony Financial Holdings, Inc.	15	46
	Nippon Electric Glass Co., Ltd.	4,000	46
	Kyowa Hakko Kogyo Co.	4,000	46
*	MEIJI Holdings Co., Ltd.	1,117	45
	Kawasaki Kisen Kaisha Ltd.	12,000	45
	Shimizu Corp.	11,000	45
	Hitachi Chemical Co., Ltd.	2,200	45
	Daihatsu Motor Co., Ltd.	4,000	45
	Kajima Corp.	16,000	45
	J. Front Retailing Co., Ltd.	8,000	44
	Teijin Ltd.	14,000	44
	Nippon Paper Group, Inc.	1,700	44
	Furukawa Electric Co.	9,000	43
	Ushio Inc.	2,300	43
	Brother Industries Ltd.	4,800	43
	Nitori Co., Ltd.	600	43
	Aioi Insurance Co., Ltd.	9,000	43
	Nisshin Seifun Group Inc.	3,500	42
	The Suruga Bank, Ltd.	4,000	42
	Matsushita Electric Works, Ltd.	4,000	42
	FamilyMart Co., Ltd.	1,300	42
	Tsumura & Co.	1,300	42
	The Iyo Bank, Ltd.	4,000	42
	Credit Saison Co., Ltd.	3,200	42
	Sekisui Chemical Co.	7,000	41
	Takashimaya Co.	5,000	41
	The Hachijuni Bank Ltd.	7,000	41
	Santen Pharmaceutical Co., Ltd.	1,300	40
	The Chugoku Bank, Ltd.	3,000	40
	Mitsui Chemicals, Inc.	11,000	40

	Fuji Heavy Industries Ltd.	10,000	40
	Toyoda Gosei Co., Ltd.	1,300	40
	Ohbayashi Corp.	9,000	40
*	Shinsei Bank, Ltd.	27,000	40
	Seiko Epson Corp.	2,600	40
	Circle K Sunkus Co., Ltd.	2,500	39
	Kansai Paint Co., Ltd.	5,000	38
	Sumitomo Heavy Industries Ltd.	8,000	38
	Nisshinbo Industries, Inc.	3,000	38
	Toyota Tsusho Corp.	2,500	38
	Nissha Printing Co., Ltd.	700	38
	Daicel Chemical Industries Ltd.	6,000	38
	Amada Co., Ltd.	6,000	38
	NSK Ltd.	7,000	38
	Asics Corp.	4,000	38
	THK Co., Inc.	2,300	38
	Ube Industries Ltd.	13,000	37
	Yokogawa Electric Corp.	4,800	37
	The Hiroshima Bank, Ltd.	9,000	37
	Mitsubishi Gas Chemical Co.	6,000	37
	Fujikura Ltd.	7,000	37
	USS Co., Ltd.	590	37
	Nippon Meat Packers, Inc.	3,000	37
	Bank of Kyoto Ltd.	4,000	36
	Sapporo Holdings Ltd.	6,000	36
	Shimamura Co., Ltd.	400	36
	Namco Bandai Holdings Inc.	3,200	36
	Nippon Sheet Glass Co., Ltd.	12,000	36
	Denki Kagaku Kogyo K.K.	11,000	36
	Tanabe Seiyaku Co., Ltd.	3,000	36
	Sega Sammy Holdings Inc.	2,700	35
	NOK Corp.	2,900	35
	Yaskawa Electric Corp.	5,000	35
	Alfresa Holdings Corp.	700	35
*	IHI Corp.	21,000	35
	The Nanto Bank, Ltd.	6,000	35
	Gunma Bank Ltd.	6,000	35
	Yamaha Corp.	2,600	34
	Toto Ltd.	5,000	34
	Taisei Corp.	15,000	34
	Marui Co., Ltd.	4,700	34
	Chiyoda Corp.	4,000	34
	Sumco Corp.	1,800	34
	Kinden Corp.	4,000	34
	Showa Denko K.K.	18,000	33
	Idemitsu Kosan Co. Ltd.	400	33
	Kamigumi Co., Ltd.	4,000	33
	Susuken Co., Ltd.	1,100	33
	Daido Steel Co., Ltd.	8,000	33
*	Mitsui Mining & Smelting Co., Ltd.	12,000	33
	Mitsui Engineering & Shipbuilding Co., Ltd.	13,000	33
	Showa Shell Sekiyu K.K.	2,900	32
	IT Holdings Corp.	1,600	32
	Yamaha Motor Co., Ltd.	2,600	32
	NTN Corp.	8,000	32

	Tosoh Corp.	11,000	32
	Tokyu Land Corp.	8,000	32
	Citizen Watch Co., Ltd.	5,900	32
	Dowa Mining Co., Ltd.	7,000	32
	Nomura Real Estate Holdings Inc.	1,800	32
	Hamamatsu Photonics Co.	1,600	31
	Hakuhodo DY Holdings Inc.	570	31
	Mazda Motor Corp.	12,000	31
	Yamato Kogyo Co., Ltd.	1,000	31
	Shimadzu Corp.	4,000	31
	The Shiga Bank, Ltd.	5,000	31
	Maruichi Steel Tube Ltd.	1,600	31
	Yamatake Corp.	1,400	31
	All Nippon Airways Co., Ltd.	11,000	31
*	Japan Airlines System Co.	18,000	31
	The Nishi-Nippon City Bank, Ltd.	12,000	30
	Canon Sales Co. Inc.	1,900	30
	NTT Urban Development Corp.	32	30
	Mabuchi Motor Co.	600	30
	Nishi-Nippon Railroad Co., Ltd.	8,000	30
	Hitachi Construction Machinery Co.	1,700	30
	Cosmo Oil Co., Ltd.	10,000	30
	Mitsubishi UFJ Lease & Finance Company Ltd.	980	30
	Japan Petroleum Exploration Co., Ltd.	600	29
	Q.P. Corp.	2,800	29
	Ryohin Keikaku Co., Ltd.	700	29
	Tokyo Steel Manufacturing Co.	2,600	29
	Minebea Co., Ltd.	7,000	28
	The Daishi Bank, Ltd.	7,000	28
	DeNA Co., Ltd.	9	27
	Mitsubishi Rayon Co., Ltd.	10,000	27
*	Elpida Memory Inc.	2,400	27
	Nagoya Railroad Co., Ltd.	8,000	26
	Rinnai Corp.	600	26
	Taiheiyo Cement Corp.	17,000	26
	Toyo Suisan Kaisha, Ltd.	1,000	25
	Nisshin Steel Co.	13,000	25
	Mitsubishi Logistics Corp.	2,000	25
	Tokyo Tatemono Co., Ltd.	5,000	24
*	Haseko Corp.	25,500	24
	AEON Mall Co., Ltd.	1,100	23
*	Mizuho Trust & Banking Co., Ltd.	18,000	23
	Air Water Inc.	2,000	22
	Hisamitsu Pharmaceutical Co. Inc.	600	21
	Keisei Electric Railway Co., Ltd.	3,000	19
	Dai Nippon Pharmaceutical Co., Ltd.	2,000	18
	77 Bank Ltd.	3,000	18
	Yokohama Rubber Co.	3,000	16
	Tokuyama Corp.	2,000	15
	Koito Manufacturing Co., Ltd.	1,000	15
	Don Quijote Co., Ltd.	700	15
	Shinko Securities Co., Ltd.	4,000	15
	Lion Corp.	3,000	14
	The Hyakujushi Bank Ltd.	3,000	14
	Coca-Cola West Japan Co., Ltd.	700	14

	Taiyo Yuden Co., Ltd.	1,000	14
	Wacoal Corp.	1,000	13
	Shimachu Co.	600	13
	Rengo Co., Ltd.	2,000	13
	Yamazaki Baking Co., Ltd.	1,000	13
	Takata Corp.	700	12
	Tokai Rika Co., Ltd.	600	12
	Toyota Boshoku Corp.	600	12
	NGK Spark Plug Co.	1,000	11
*	Dai-Nippon Screen Manufacturing Co., Ltd.	3,000	11
	Ezaki Glico Co., Ltd.	1,000	11
	DISCO Corp.	200	10
	Promise Co., Ltd.	950	10
	The Hyakugo Bank Ltd.	2,000	10
	Calsonic Kansei Corp.	4,000	10
	Hitachi Metals Ltd.	1,000	10
	Acom Co., Ltd.	450	10
	Mochida Pharmaceutical	1,000	10
	Shinko Electric Industries Co., Ltd.	600	9
	The San-in Godo Bank, Ltd.	1,000	9
	Hitachi Maxwell	500	9
	Gunze Ltd.	2,000	9
	Toshiba TEC Corp.	2,000	9
*	Oki Electric Industry Co. Ltd.	8,000	8
	Hitachi Software Engineering Co., Ltd.	300	8
	ZEON Corp.	2,000	8
	Funai Electric Co., Ltd.	200	8
	Nippon Kayaku Co., Ltd.	1,000	8
	Nippon Shokubai Co., Ltd.	1,000	8
*	Pioneer Corp.	2,800	8
	Uny Co., Ltd.	1,000	8
	Toho Titanium Co., Ltd.	500	8
	ULVAC, Inc.	300	8
	Tokyo Style Co.	1,000	8
	Sumitomo Forestry Co.	1,000	8
	Pacific Metals Co., Ltd.	1,000	8
	Mori Seiki Co.	700	8
	The Kagoshima Bank, Ltd.	1,000	8
	Lintec Corp.	400	8
	Tokai Rubber Industries, Ltd.	600	8
	Sumitomo Real Estate Sales Co., Ltd.	170	8
	Shima Seiki Manufacturing, Ltd.	300	7
*	Mizuho Investors Securities Co., Ltd.	6,000	7
	NHK Spring Co.	1,000	7
	NS Solutions Corp.	400	7
	Onward Kashiyama Co., Ltd.	1,000	7
	JAFCO Co., Ltd.	200	7
	Kaneka Corp.	1,000	7
	Osaka Titanium Technologies Co.	200	7
*	Aozora Bank, Ltd.	5,000	7
	Autobacs Seven Co., Ltd.	200	7
	Monex Beans Holdings, Inc.	15	7
	Takara Holdings Inc.	1,000	7
	Hino Motors, Ltd.	2,000	7
	Hitachi Cable Ltd.	2,000	7

	Kandenko Co., Ltd.	1,000	7
	MISUMI Group Inc.	400	7
	Nippon Television Network Corp.	50	6
	Hikari Tsushin, Inc.	300	6
*	Ebara Corp.	2,000	6
	Nidec Sankyo Corp.	1,000	6
	Itochu Techno-Science Corp.	200	6
	Hitachi High-Technologies Corp.	300	6
	PanaHome Corp.	1,000	6
	Aiful Corp.	1,800	6
	Hankyu Department Stores, Inc.	1,000	6
	The Awa Bank, Ltd.	1,000	6
	Matsui Securities Co., Ltd.	600	6
	Aeon Credit Service Co. Ltd.	500	6
	Sohgo Security Services Co. , Ltd.	500	6
	Toyobo Ltd.	3,000	6
	Toyota Auto Body Co., Ltd.	300	6
	Sumitomo Bakelite Co. Ltd.	1,000	6
	The Keiyo Bank, Ltd.	1,000	6
	Alps Electric Co., Ltd.	1,000	6
	Komeri Co., Ltd.	200	5
	Hitachi Koki Co.	600	5
	Hitachi Capital Corp.	400	5
	Heiwa Corp.	500	5
	Tokai Carbon Co., Ltd.	1,000	5
	Fuji Electric Holdings Co., Ltd.	3,000	5
	Otsuka Corp.	100	5
	Sumitomo Rubber Industries Ltd.	600	5
*	NEC Electronics Corp.	500	5
	Obic Co., Ltd.	30	5
	Okasan Holdings, inc.	1,000	5
	Sumisho Computer Systems Corp.	300	5
	Kansai Urban Banking Corp.	3,000	5
	Aoyama Trading Co., Ltd.	300	5
	Toppan Forms Co., Ltd.	400	5
	Fuji Television Network, Inc.	3	5
	Ito En, Ltd.	300	5
	Tokyo Broadcasting System Holdings, Inc.	300	5
	Dowa Fire & Marine Insurance Co.	1,000	5
	kabu.com Securities Co., Ltd.	4	5
	TV Asahi Corp.	3	5
	Matsumotokiyoshi Holdings Co., Ltd.	200	4
	Okuma Corp.	1,000	4
	Asatsu-DK Inc.	200	4
	Square Enix Co., Ltd.	200	4
	Ogaki Kyoritsu Bank, Ltd.	1,000	4
*	Sapporo Hokuyo Holdings, Inc.	1,300	4
	The Bank of Nagoya, Ltd.	1,000	4
*	CSK Corp.	900	4
	Leopalace21 Corp.	500	4
	House Foods Industry Corp.	300	4
	IZUMI Co., Ltd.	300	4
	Kose Corp.	200	4
	Capcom Co., Ltd.	200	4
	Oracle Corp. Japan	100	4

	Kobayashi Pharmaceutical Co., Ltd.	100	4
*	Tecmo Koei Holdings Co., Ltd.	500	4
	Sysmex Corp.	100	4
	Toda Corp.	1,000	4
	Nichirei Corp.	1,000	4
	Sumitomo Osaka Cement Co., Ltd.	2,000	4
	Sky Perfect JSAT Corp.	10	4
	The Hokkoku Bank, Ltd.	1,000	4
*	Fuji Fire & Marine Insurance Co., Ltd.	3,000	4
	The Juroku Bank, Ltd.	1,000	4
	The Musashino Bank, Ltd.	100	3
	Takefuji Corp.	630	3
	ABC-Mart Inc.	100	3
	Dai-Nippon Ink & Chemicals, Inc.	2,000	3
	SFCG Co., Ltd.	120	—

			43,208
Luxembourg (0.0%)
*	Millicom International Cellular SA	2,296	170
	RTL Group	436	21

			191
Malaysia (0.4%)
	Malayan Banking Bhd.	131,815	243
	Bumiputra-Commerce Holdings Bhd.	66,400	203
	Sime Darby Bhd.	84,800	199
	Public Bank Bhd.	65,211	193
	IOI Corp. Bhd.	101,200	141
	Genting Bhd.	60,800	112
*	Axiata Group Bhd.	125,666	105
	Malaysia International Shipping Corp., Bhd. (Foreign)	31,700	79
	PPB Group Bhd.	14,300	60
	AMMB Holdings Bhd.	50,200	57
	Tenaga Nasional Bhd.	22,100	51
	Resorts World Bhd.	58,900	49
	Kuala Lumpur Kepong Bhd.	13,100	46
	IJM Corp. Bhd.	25,900	45
	PLUS Expressways Bhd.	45,700	43
	YTL Corp., Bhd.	19,400	40
	SP Setia Bhd.	31,400	40
	Gamuda Bhd.	35,900	34
	British American Tobacco Bhd.	2,200	29
	Digi.com Bhd.	4,500	28
	Hong Leong Bank Bhd.	17,200	28
	Petronas Gas Bhd.	10,100	28
	YTL Power International Bhd.	37,237	23
	Telekom Malaysia Bhd.	22,300	19
	Berjaya Sports Toto Bhd.	15,000	19
	UMW Holdings Malaysia Bhd.	10,500	18
	EON Capital Bhd.	5,400	7
	Lafarge Malayan Cement Bhd.	4,300	7
	Proton Holdings Bhd.	9,400	7
	RHB Capital Bhd.	4,400	6
	Puncak Niaga Holdings Bhd.	5,100	5
	Parkson Holdings, Bhd.	2,100	3

	Petronas Dagangan Bhd.	1,300	3
	Tanjong Public Ltd. Co.	700	3
	Malaysia Mining Corp., Bhd.	4,200	3
	Astro All Asia Networks PLC	2,900	3
	Alliance Financial Group Bhd.	3,800	3

			1,982
Mexico (0.6%)
	America Movil SA de CV	439,333	942
	Grupo Mexico SA de CV	189,123	268
	Fomento Economico Mexicano UBD	67,200	259
	Telefonos de Mexico SA	315,100	249
	Wal-Mart de Mexico SA	65,400	223
	Grupo Televisa SA CPO	57,600	207
*	Cemex SAB de CV ADR	19,604	184
	Grupo Financerio Banorte SA de CV	66,300	163
	Telmex Internacional SAB de CV	206,158	131
*	Carso Global Telecom SAB de CV	19,000	76
	Grupo Elektra SA de CV	900	47
	Grupo Bimbo SA	7,500	42
*	Grupo Modelo SA	8,200	32
	Grupo Carso SA de CV Series A1	8,600	28
	Grupo Financiero Inbursa, SA de CV	8,500	23
	Kimberly Clark de Mexico SA de CV Series A	5,200	22
	Industrias Penoles, SA de CV	1,350	21
	Alfa SA de CV Series A	2,200	8
	Mexichem SA de CV	5,317	7
	Grupo Aeroportuario del Pacifico SA	2,200	6
*	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	7,300	6
*	Organzacion Soriana S.A.B. de C.V.	2,300	6
*	URBI Desarrollos Urbanos SA de CV	3,000	5
*	Carso Infraestructura y Construccion, SA	9,700	5

			2,960
Netherlands (1.0%)
	Unilever NV	35,349	963
	ING Groep NV	44,521	570
	Koninklijke KPN NV	36,440	548
	Koninklijke (Royal) Philips Electronics NV	21,774	496
	Koninklijke Ahold NV	30,336	345
	Aegon NV	40,416	296
	Akzo Nobel NV	4,901	269
	TNT NV	10,596	252
	ASML Holding NV	8,502	222
	Reed Elsevier NV	18,673	195
	Heineken NV	3,721	148
	Koninklijke DSM NV	2,817	101
	Wolters Kluwer NV	3,877	76
	Heineken Holding NV	1,916	66
	Corio NV	1,143	63
*	Randstad Holding NV	1,394	48
	SBM Offshore NV	2,068	39
	Fugro NV	778	35
	SNS REAAL	913	5

			4,737

New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	41,938	78
	Fletcher Building Ltd.	13,771	65
	Contact Energy Ltd.	9,078	38
	Fisher & Paykel Healthcare Corp. Ltd.	11,541	25
	Auckland International Airport Ltd.	15,074	17
	Sky City Entertainment Group Ltd.	3,138	7
	Sky Network Television Ltd.	2,309	7
	Air New Zealand Ltd.	8,903	6
	The Warehouse Group Ltd.	2,427	6
	Vector Ltd.	4,251	6
	Kiwi Income Property Trust	8,461	5

			260
Norway (0.3%)
	StatoilHydro ASA	25,150	538
	Orkla ASA	28,800	229
*	Telenor ASA	19,200	177
	Yara International ASA	5,300	165
	Seadrill Ltd.	9,600	155
*	Norsk Hydro ASA	24,000	141
*	DnB NOR ASA	14,700	128
*	Storebrand ASA	14,200	77
	Aker Solutions ASA	490	4
*	Renewable Energy Corp. AS	403	3

			1,617
Peru (0.0%)
	Compania de Minas Buenaventura SA ADR	5,504	143
	Credicorp Ltd. (Lima Line)	800	54
*	Volcan Compania Minera SA	20,403	19
	Sociedad Minera Cerro Verde SA	543	12

			228
Philippines (0.1%)
	Manila Electric Co.	15,000	71
	Philippine Long Distance Telephone Co.	1,000	53
	SM Investments Corp.	5,000	34
	Globe Telecom, Inc.	1,000	22
	Jollibee Foods Corp.	20,000	21
	Ayala Land, Inc.	106,300	20
	Bank of Philippine Islands	14,136	13
	Ayala Corp.	2,000	13
*	Petron Corp.	47,000	5
	SM Prime Holdings, Inc.	18,000	4
	Metropolitan Bank & Trust Co.	3,000	3
	Banco De Oro	3,000	2

			261
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	12,881	147
*	Bank Polska Kasa Opieki Grupa Pekao SA	2,506	125
	Telekomunikacja Polska SA	14,500	74
	KGHM Polska Miedz SA	2,448	73
	Polski Koncern Naftowy SA	6,193	61
	Polish Oil & Gas	25,082	38
*	Globe Trade Centre SA	1,000	9
*	Bank Zachodni WBK SA	200	9

	Bank Handlowy W Warszawie	362	7
*	Bank Rozwoju Eksportu SA	100	7
*	Getin Holding SA	2,440	6
	TVN SA	1,100	5

			561
Portugal (0.2%)
	Electricidade de Portugal SA	67,338	267
	Portugal Telecom SGPS SA	19,920	204
	Banco Comercial Portugues SA	67,872	73
	Banco BPI SA	23,328	63
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	10,545	60
	Galp Energia, SGPS, SA B shares	3,988	52
	Brisa-Auto Estradas de Portugal SA	5,626	47
	Banco Espirito Santo SA	5,640	35
	Cimpor-Cimento de Portugal SA	986	7

			808
Russia (0.7%)
	Gazprom	149,807	777
	LUKOIL Sponsored ADR	13,148	656
	Surgutneftegaz OJSC ADR	40,489	315
	OAO Gazprom-Sponsored ADR (London Shares)	13,665	282
	Rosneft Oil Co. GDR	45,025	275
	Sberbank	167,479	225
	MMC Norilsk Nickel ADR	17,512	175
*	Federal Grid Co. Unified Energy System JSC	16,300,000	117
	Tatneft ADR	4,540	113
	Mobile TeleSystems	19,331	109
	VTB Bank OJSC GDR	31,700	86
	Uralkali	22,779	85
	LUKOIL	1,420	70
*	Polyus Gold	864	33
	Rosneft Oil Co.	3,288	20
	Rostelecom	3,672	19
*	Sistema JSFC	32,701	14
*	Cherepovets MK Severstal	1,736	12
*	Wimm-Bill-Dann Foods ADR	155	11
	Gazprom Neft	2,355	8
	Aeroflot	5,336	5

			3,407
Singapore (0.7%)
	Singapore Telecommunications Ltd.	139,000	338
	DBS Group Holdings Ltd.	33,000	318
	United Overseas Bank Ltd.	22,000	270
	Oversea-Chinese Banking Corp., Ltd.	41,000	223
	Wilmar International Ltd.	48,000	199
	Capitaland Ltd.	61,500	163
	Keppel Corp., Ltd.	26,984	157
	Singapore Exchange Ltd.	24,737	150
	Jardine Matheson Holdings Ltd.	4,800	138
	Hongkong Land Holdings Ltd.	33,000	128
	Singapore Post Ltd.	178,000	111
	Fraser & Neave Ltd.	38,000	109
	Singapore Airlines Ltd.	11,000	103

	Golden Agri-Resources Ltd.	347,831	103
	City Developments Ltd.	13,000	91
	Haw Par Brothers International Ltd.	25,000	89
	Venture Corp. Ltd.	12,000	80
	Singapore Press Holdings Ltd.	27,000	67
	Cerebos Pacific Ltd.	28,000	61
	Noble Group Ltd.	34,000	49
	MobileOne Ltd.	39,000	45
	Parkway Holdings Ltd.	28,455	41
*	Chartered Semiconductor Manufacturing Ltd.	24,277	38
	Jardine Cycle N Carriage Ltd.	1,000	16
	Pacific Century Regional Developments Ltd.	101,906	16
	Yanlord Land Group Ltd.	8,000	15
	Keppel Land Ltd.	7,600	14
	Allgreen Properties Ltd.	16,000	13
	Neptune Orient Lines Ltd.	10,500	12
	Olam International Ltd.	6,000	11
	Wing Tai Holdings Ltd.	8,000	10
	CapitaCommercial Trust	16,000	10
	Guocoland Ltd.	6,000	9
	Wheelock Properties (Singapore), Ltd.	7,000	9
	SembCorp Marine Ltd.	4,000	9
	CapitaMall Trust	7,600	8
*	STATS ChipPAC Ltd.	15,000	8
	Hotel Properties Ltd.	6,000	8
	Singapore Land Ltd.	2,000	7
	United Overseas Land Ltd.	3,000	7
	Cosco Corp. Singapore Ltd.	8,000	7
	Sembcorp Industries Ltd.	3,000	7
	StarHub Ltd.	4,000	6
	Singapore Technologies Engineering Ltd.	3,000	6
	SIA Engineering Co., Ltd.	3,000	6
	ComfortDelGro Corp. Ltd.	5,000	5
	People's Food Holdings Ltd.	11,000	5
	SMRT Corp. Ltd.	4,000	5
*	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	18,588	2

			3,302
South Africa (1.1%)
	MTN Group Ltd.	39,668	653
	Sasol Ltd.	13,804	494
	Standard Bank Group Ltd.	32,660	393
	Impala Platinum Holdings Ltd.	13,760	333
	AngloGold Ltd.	7,676	297
	Naspers Ltd.	8,988	268
	FirstRand Ltd.	104,400	204
	Gold Fields Ltd.	15,552	187
	Anglo Platinum Ltd.	1,972	141
	Sanlan Ltd.	52,752	134
	Bidvest Group Ltd.	9,132	127
	Remgro Ltd.	10,962	113
	Shoprite Holdings Ltd.	14,840	109
	ABSA Group Ltd.	6,783	103
	Murray & Roberts Holdings Ltd.	14,928	91
	Kumba Iron Ore Ltd.	3,408	91
*	Harmony Gold Mining Co., Ltd.	9,540	88

	Steinhoff International Holdings Ltd.	44,256	88
*	Vodacom Group (Pty) Ltd.	11,531	87
	Aveng Ltd.	16,464	79
	Tiger Brands Ltd.	3,750	76
	Nedbank Group Ltd.	5,380	74
	African Bank Investments Ltd.	18,001	69
	RMB Holdings Ltd.	20,726	67
	ArcelorMittal South Africa, Ltd.	4,328	56
*	Aspen Pharmacare Holdings Ltd.	5,912	45
	Massmart Holdings Ltd.	4,300	42
	Pretoria Portland Cement Co. Ltd.	10,728	40
	Nampak Ltd.	19,300	38
	Spar Group Ltd.	4,900	38
	Network Healthcare Holdings Ltd.	26,300	36
	Foschini Ltd.	4,500	34
	Sappi Ltd.	10,510	34
	Growthpoint Properties Ltd.	19,008	33
	Reunert Ltd.	5,500	33
	Woolworths Holdings Ltd.	15,400	31
	Sun International Ltd.	2,760	30
	Adcock Ingram Holdings Ltd.	4,808	29
	Truworths International Ltd.	5,500	28
	Telkom South Africa Ltd.	5,420	27
	Investec Ltd.	3,600	26
	Imperial Holdings Ltd.	2,900	25
	Pick'n Pay Stores Ltd.	4,930	23
	JD Group Ltd.	3,307	20
	Barloworld Ltd.	2,680	16
	African Rainbow Minerals Ltd.	834	14
	JSE Ltd.	1,262	10
	Tongaat-Hulett	736	9
	Illovo Sugar Ltd.	2,033	8
	Clicks Holdings Ltd.	2,834	8
	Metropolitan Holdings Ltd.	4,500	7
	Mr. Price Group Ltd.	1,834	7
	Santam Ltd.	589	7
	Allied Technologies Ltd.	878	7
	ApexHi Properties Ltd. Class B	2,775	7
	ApexHi Properties Ltd. Class A	3,340	6
	Lewis Group Ltd.	974	6
	Discovery Holdings, Ltd.	1,798	6
	Medi-Clinic Corp., Ltd.	2,303	6
	Pick'n Pay Holdings Ltd.	3,111	6
	Wilson Bayly Holmes-Ovcon Ltd.	426	6
	Fountainhead Property Trust	8,100	6
	Gold Reef Resorts Ltd.	2,597	6
	AVI Ltd.	2,200	5
	African Oxygen Ltd.	1,948	5
	AECI Ltd.	390	3
	Mondi Ltd.	444	2
	Grindrod Ltd.	1,000	2
*	Mvelaphanda Resources Ltd.	367	2
	Exxaro Resources Ltd.	168	2
	Northam Platinum Ltd.	360	2
	Group Five Ltd.	300	1

	Highveld Steel & Vanadium Corp. Ltd.	153	1

			5,207
South Korea (1.8%)
[1]	Samsung Electronics Co., Ltd. GDR	5,083	1,504
	POSCO ADR	7,892	798
	Shinhan Financial Group Co., Ltd. ADR	6,218	418
	Samsung Electronics Co., Ltd.	675	397
*	KB Financial Group, Inc. ADR	7,901	339
	Hyundai Motor Co., Ltd.	3,350	240
	LG Electronics Inc.	2,018	212
	Hyundai Heavy Industries Co., Inc.	1,170	204
	SK Telecom Co., Ltd. ADR	11,994	202
	Hyundai Mobis	1,554	164
	LG. Philips LCD Co., Ltd.	5,660	163
	Samsung Fire & Marine Insurance Co.	863	145
*	Korea Electric Power Corp.	5,270	142
*	NHN Corp.	907	132
*	Hynix Semiconductor Inc.	8,980	128
	SK Energy Co., Ltd.	1,454	123
	KT Corp. ADR	7,610	122
	Shinsegae Co., Ltd.	274	118
	Samsung Corp.	3,057	115
	LG Chem Ltd.	924	114
	Samsung Heavy Industries Co., Ltd.	4,250	112
	LG Corp.	1,710	92
	S-Oil Corp.	1,800	86
	Hana Financial Group Inc.	2,840	80
	Hyundai Engineering & Construction Co., Ltd.	1,550	80
	Samsung Securities Co. Ltd.	1,172	73
	SK Holdings Co. Ltd.	770	69
	Samsung Electro-Mechanics Co.	1,230	69
	KT & G Corp.	1,165	68
*	Kia Motors	5,220	65
*	Woori Finance Holdings Co., Ltd.	5,680	65
	Samsung Techwin Co., Ltd.	1,109	63
	Hyundai Development Co.	1,680	59
	Korea Exchange Bank	6,120	59
	DC Chemical Co., Ltd.	331	57
	Amorepacific Corp.	102	56
	Lotte Shopping Co., Ltd.	221	55
	Samsung Engineering Co., Ltd.	760	55
	Hyosung Corp.	750	53
	Daewoo Securities Co., Ltd.	2,740	52
	Samsung SDI Co. Ltd.	630	52
	GS Engineering & Construction Corp.	710	51
	Hyundai Steel Co.	860	50
	Hanwha Corp.	1,520	49
	Daelim Industrial Co.	870	48
	Busan Bank	4,560	43
	LS Cable Ltd.	600	42
	Doosan Corp.	568	41
	Dongbu Insurance Co., Ltd.	1,570	40
	Daegu Bank	3,420	39
	Hyundai Securities Co.	2,580	37
	Hyundai Department Store Co., Ltd.	450	37

*	Korean Air Co. Ltd.	1,000	36
	Woongjin Coway Co., Ltd.	1,430	36
	Samsung Card Co. Ltd.	860	35
	Yuhan Corp.	218	35
	Korea Investment Holdings Co., Ltd.	1,060	34
	CJ Cheiljedang Corp.	240	34
	Woori Investment & Securities Co., Ltd.	2,280	34
	GS Holdings Corp.	1,270	34
	NCsoft Corp.	300	32
	LG Household & Health Care Ltd.	180	32
	Hyundai Mipo Dockyard Co., Ltd.	290	32
	Kangwon Land Inc.	2,390	32
	Kumkang Korea Chemical Co., Ltd.	110	31
	Hyundai Merchant Marine Co., Ltd.	1,410	31
	Doosan Heavy Industries and Construction Co., Ltd.	535	31
	Cheil Industrial, Inc.	780	30
	Daewoo International Corp.	1,388	29
	SKC Co. Ltd.	1,560	26
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,480	26
	Hankook Tire Co. Ltd.	1,590	26
*	Samsung Digital Imaging Co.	763	22
	S1 Corp.	430	20
	Hite Brewery Co., Ltd.	111	15
*	Korea Express Co.	198	12
	Lotte Midopa Co., Ltd.	1,020	12
*	LG Hausys Ltd.	125	12
	Hanwha Chemical Corp.	960	11
	Hyundai Hysco	910	10
*	Industrial Bank of Korea	850	10
	Glovis Co., Ltd.	150	9
	Honam Petrochemical Corp.	120	9
*	Daum Communications Corp.	220	9
	Halla Climate Control Corp.	1,040	8
*	KB Financial Group Inc. Rights 8/21/09	613	8
	Daishin Securities Co. Pfd.	950	8
	Daewoo Engineering & Construction Co., Ltd.	710	8
	SK Networks Co., Ltd.	720	8
	STX Corp.	360	7
	Cheil Communications Inc.	33	7
	Samsung Fine Chemicals Co., Ltd.	170	7
	CJ Corp.	170	7
	Pacific Corp.	65	7
	STX Offshore & Shipbuilding Co., Ltd.	470	6
	Daishin Securities Co.	440	6
	Dongkuk Steel Mill Co., Ltd.	230	6
	STX Pan Ocean Co. Ltd.	600	6
	Hanjin Shipping Co., Ltd.	340	6
	Nong Shim Co. Ltd.	28	6
	Mirae Asset Securities Co., Ltd.	88	6
	Hanjin Heavy Industries & Construction Co., Ltd.	220	6
	Kumho Industrial Co., Ltd.	470	5
	Doosan Infracore Co., Ltd.	390	5
	LG Dacom Corp.	340	5

	Korea Gas Corp.	120	5
	LG Telecom Ltd.	660	5
	Lotte Chilsung Beverage Co., Ltd.	7	5
	Lotte Confectionery Co., Ltd.	5	4
	Sindo Ricoh Co., Inc.	48	2

			8,623
Spain (2.1%)
	Banco Santander SA Sponsored ADR	173,116	2,507
	Telefonica SA	99,078	2,465
	Banco Bilbao Vizcaya Argentaria SA	82,403	1,349
	Iberdrola SA	107,186	919
	Repsol YPF SA	26,672	619
	Industria de Diseno Textil SA	5,300	285
^	Banco Popular Espanol SA	28,619	258
	ACS, Actividades de Contruccion y Servisios, SA	4,737	253
^	Banco de Sabadell SA	29,215	195
	Acerinox SA	9,482	188
	Gas Natural SDG SA	9,518	178
	Gamesa Corporacion Tecnologica SA	7,005	152
	Abertis Infraestructuras SA	7,259	150
	Criteria Caixacorp SA	17,296	83
	Bankinter SA	6,260	71
	Iberdrola Renovables	15,174	70
	Grifols SA	3,572	65
	Mapfre SA	17,084	64
	Enagas SA	3,216	64
	Zardoya Otis SA	2,367	54
	Grupo Ferrovial SA	1,374	47
	Red Electrica de Espana SA	966	45
	Fomento de Construc y Contra SA	1,010	40
	Banco de Valencia SA	3,968	39
	Sacyr Vallehermoso SA	2,378	38
	Acciona SA	286	34
	Corporacion Financiera Alba SA	619	32
	Cintra Concesiones de Infraestructuras de Transport SA	2,069	17
	Compania Espanola de Petroleos SA	217	8
	Banco Santander SA ADR	416	6
	Gestevision Telecinco SA	226	3
*	Promotora de Informaciones SA	285	2
	Banco Espanol de Credito, SA	118	1

			10,301
Sweden (1.1%)
	Nordea Bank AB	91,570	886
	Telefonaktiebolaget LM Ericsson AB Class B	64,100	631
	Hennes & Mauritz AB B Shares	6,200	370
	TeliaSonera AB	47,500	305
	Svenska Handelsbanken AB A Shares	11,200	274
	Sandvik AB	28,000	267
*	Skandinaviska Enskilda Banken AB A Shares	47,360	263
	Volvo AB B Shares	34,400	251
	Scania AB B Shares	14,400	169
	Atlas Copco AB A Shares	13,406	160
	Tele2 AB B Shares	10,600	143

	Volvo AB A Shares	19,200	136
	Investor AB B Shares	7,643	136
	Svenska Cellulosa AB B Shares	9,900	127
*	Electrolux AB Series B	6,400	120
	SSAB Svenskt Stal AB Series A	8,700	114
	Assa Abloy AB	6,800	112
	Skanska AB B Shares	7,500	105
	Boliden AB	9,600	103
	SKF AB B Shares	6,446	97
*	Husqvarna AB B Shares	14,650	92
	Alfa Laval AB	6,288	69
	Swedish Match AB	3,000	57
	Industrivarden AB A Shares	5,300	57
	Securitas AB B Shares	4,800	45
	Atlas Copco AB B Shares	4,188	44
	Industrivarden AB C Shares	3,884	38
*	Swedbank AB A Shares	2,088	16
	SSAB Svenskt Stal AB Series B	600	7
	Holmen AB	100	3
	Loomis AB B Shares	240	2

			5,199
Switzerland (3.1%)
	Nestle SA (Registered)	81,469	3,348
	Roche Holdings AG	14,920	2,352
	Novartis AG (Registered)	48,128	2,199
	Credit Suisse Group (Registered)	24,304	1,149
*	UBS AG	66,374	972
	ABB Ltd.	49,898	912
	Zurich Financial Services AG	3,060	601
	Syngenta AG	2,083	479
	Holcim Ltd. (Registered)	5,935	360
	Swiss Re (Registered)	8,997	344
*	Compagnie Financiere Richemont SA	12,042	296
	Julius Baer Holding, Ltd.	4,487	214
	Swatch Group AG (Bearer)	934	171
	Geberit AG	960	134
	Adecco SA (Registered)	2,718	131
	Swisscom AG	394	129
	SGS Societe Generale de Surveillance Holding SA (Registered)	109	129
	Synthes, Inc.	927	104
	Givaudan SA	153	102
*	Actelion Ltd.	1,694	93
	Lonza AG (Registered)	846	84
	Kuehne & Nagel International AG	999	83
	Sonova Holding AG	929	82
	Swatch Group AG (Registered)	2,082	77
	Baloise Holdings AG	905	72
	Lindt & Spruengli AG Regular	3	72
	Swiss Life Holding	645	65
	Pargesa Holding SA	818	60
	Nobel Biocare Holding AG	1,728	41
	Lindt & Spruengli AG	20	40
	BKW FMB Energie AG	424	33
*	OC Oerlikon Corp AG	553	32

	Schindler Holding AG (Bearer Participation Certificates)	464	30
	Schindler Holding AG (Registered)	463	30
	Straumann Holding AG	127	28
*	Clariant AG	2,990	22
	Petroplus Holdings AG	655	10
	EFG International	60	1

			15,081
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	111,802	1,171
	Hon Hai Precision Industry Co., Ltd.	165,682	572
	AU Optronics Corp. ADR	26,197	292
	Chunghwa Telecom Co., Ltd. ADR	15,838	276
	MediaTek Inc.	16,042	230
	High Tech Computer Corp.	15,300	209
	Formosa Plastic Corp.	119,840	206
	China Steel Corp.	181,951	176
	Nan Ya Plastic Corp.	114,330	147
*	Cathay Financial Holding Co.	94,400	145
*	Fubon Financial Holding Co., Ltd.	140,000	143
	Fuhwa Financial Holdings Co., Ltd.	172,000	123
	Chinatrust Financial Holding	189,689	120
	Asustek Computer Inc.	75,797	120
	Formosa Chemicals & Fibre Corp.	73,130	114
	Acer Inc.	46,490	98
	Advanced Semiconductor Engineering Inc. ADR	27,003	95
	Formosa Petrochemical Corp.	39,140	91
	Hau Nan Financial Holdings Co., Ltd.	128,180	81
	Innolux Display Corp.	60,700	80
	Uni-President Enterprises Co.	75,300	78
	Delta Electronics Inc.	29,641	77
	Mega Financial Holding Co. Ltd.	146,000	76
	Far Eastern Textile Ltd.	67,120	76
	Quanta Computer Inc.	39,450	75
	Compal Electronics Inc.	76,035	74
	Taiwan Cellular Corp.	47,000	72
	Wistron Corp.	35,098	70
	Lite-On Technology Corp.	57,015	65
	United Microelectronics Corp. ADR	18,135	62
	Chi Mei Optoelectronics Corp.	108,300	60
	China Development Financial Holding Corp.	245,525	60
	First Financial Holding Co., Ltd.	95,423	59
	Foxconn Technology Co., Ltd.	21,888	57
	Siliconware Precision Industries Co. ADR	8,100	55
	Synnex Technology International Corp.	28,200	55
	United Microelectronics Corp.	119,180	53
	Macronix International Co., Ltd.	92,069	48
	Taiwan Fertilizer Co., Ltd.	13,000	41
	Taiwan Cooperative Bank	61,900	38
	Taishin Financial Holdings	95,000	37
	Catcher Technology Co., Ltd.	12,100	34
	KGI Securities Co., Ltd.	65,000	32
	Inventec Co., Ltd.	55,000	32
	SinoPac Holdings	96,000	32

	Advanced Semiconductor Engineering Inc.	44,115	31
*	Tatung Co., Ltd.	112,000	29
	Far EasTone Telecommunications Co., Ltd.	24,000	28
	Siliconware Precision Industries Co.	21,030	28
	Taiwan Cement Corp.	26,030	28
	Pou Chen Corp.	38,399	27
	HannStar Display Corp.	110,749	27
	Shin Kong Financial Holdings Co.	65,399	27
	Chunghwa Picture Tubes, Ltd.	165,000	26
	Asia Cement Corp.	23,120	25
	Chang Hwa Commercial Bank	52,000	23
	Formosa Taffeta Co., Ltd.	29,000	19
	Evergreen Marine Corp.	31,000	19
	Taiwan Glass Industrial Corp.	27,000	19
	President Chain Store Corp.	7,000	18
*	Powerchip Semiconductor Corp.	127,000	15
	Novatek Microelectronics Corp., Ltd.	5,000	14
	Largan Precision Co., Ltd.	1,000	13
	China Motor Co., Ltd.	19,000	12
	Qisda Corp.	25,000	12
	Realtek Semiconductor Corp.	5,000	12
	Yulon Motor Co., Ltd.	12,000	12
	Coretronic Corp.	10,000	12
	Chicony Electronics Co., Ltd.	5,246	12
	Cheng Shin Rubber Industry Co., Ltd.	6,000	12
*	Ritek Corp.	38,000	11
*	Winbond Electronics Corp.	53,000	11
	Faraday Technology Corp.	6,000	11
	Vanguard International Semiconductor Corp.	22,000	11
*	Inotera Memories, Inc.	20,000	10
	Lite-On IT Corp.	12,000	10
	Capital Securities Corp.	21,000	10
	Unimicron Technology Corp.	9,000	10
	Cheng Uei Precision Industry Co., Ltd.	5,100	10
	Waterland Financial Holdings	32,000	10
	Cathay Construction Corp.	23,000	10
	Walsin Lihwa Corp.	29,000	10
	Transcend Information Inc.	3,000	10
	Yageo Corp.	40,000	9
	President Securities Corp.	15,000	9
*	Via Technologies Inc.	21,000	9
	Compal Communications, Inc.	9,000	9
	Eternal Chemical Co., Ltd.	10,100	8
	Inventec Appliances Corp.	8,400	8
*	CMC Magnetics Corp.	32,000	8
	Polaris Securities Co., Ltd.	14,000	8
	U-Ming Marine Transport Corp.	4,000	8
	Asia Optical Co., Inc.	4,040	8
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	23,000	7
	Oriental Union Chemical Corp.	12,000	7
	Micro-Star International Co., Ltd.	10,000	7
*	Far Eastern International Bank	29,000	7
*	Teco Electric & Machinery Co., Ltd.	16,000	7
	E.Sun Financial Holding Co., Ltd.	19,000	7
	Mitac International Corp.	14,000	6

	Ton Yi Industrial Corp.	17,000	6
*	EVA Airways Corp.	22,000	6
	D-Link Corp.	7,000	6
	Yang Ming Marine Transport	16,000	6
*	China Airlines	22,000	6
*	Wan Hai Lines Ltd.	12,000	6
*	Taiwan Business Bank	23,000	6
	Giant Manufacturing Co., Ltd.	2,000	5
	Advantech Co., Ltd.	3,015	5
	Taiwan Secom Corp., Ltd.	3,000	4
	Nan Ya Printed Circuit Board Corp.	1,000	3
*	ProMOS Technologies Inc.	68,000	3
*	Nanya Technology Corp.	9,000	2
	Feng Hsin Iron & Steel Co., Ltd.	1,000	1

			6,738
Thailand (0.2%)
	PTT Public Co. Ltd. (Foreign)	17,700	124
	PTT Exploration and Production Public Co. Ltd. (Foreign)	28,600	116
	Bangkok Bank Public Co., Ltd. (Foreign)	16,300	54
	Electricity Generating Public Co. Ltd. (Foreign)	24,600	53
	Kasikornbank Public Co. Ltd. (Foreign)	21,400	50
	Bank of Ayudhya PLC (Local)	92,600	49
	Siam Commercial Bank Public Co. Ltd. (Foreign)	21,400	49
	Advanced Info Service Public Co., Ltd. (Foreign)	15,400	39
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	65,200	38
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	66,500	33
	Banpu Public Co. Ltd. (Local)	2,600	29
	Siam Cement Public Co. Ltd. (Foreign)	2,500	14
	Total Access Communication Public Co. Ltd.	13,700	13
	Siam City Bank Public Co., Ltd. (Foreign)	24,600	13
	Siam City Cement Public Co. Ltd. (Foreign)	2,400	13
	Krung Thai Bank Public Co. Ltd. (Foreign)	45,700	11
	PTT Chemical Public Co., Ltd. (Foreign)	5,500	10
	Airports of Thailand Public Co. Ltd. (Foreign)	9,600	9
*	Thai Airways International Public Co. Ltd. (Foreign)	22,400	9
	Banpu Public Co. Ltd. (Foreign)	800	9
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	54,600	8
	Thai Oil Public Co., Ltd. (Foreign)	7,400	8
	IRPC Public Co., Ltd. (Foreign)	80,500	8
	Thoresen Thai Agencies Public Co. Ltd. (Foreign)	11,330	8
	Land and Houses Public Co. Ltd. (Foreign)	45,300	7
*	Thai Military Bank Public Co., Ltd. (Foreign)	294,100	7
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	9,000	7
	Central Pattana Public Co. Ltd. (Foreign)	12,200	7
	Delta Electronics (Thailand) Public Co. Ltd. (Fore	14,200	6
	Siam Makro Public Co. Ltd. (Foreign)	2,600	5
	BEC World Public Co. Ltd. (Foreign)	8,800	5
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	4,100	5

			816

Turkey (0.1%)
	Akbank T.A.S.	19,130	108
*	Turkiye Garanti Bankasi A.S.	22,957	82
	Turkiye Is Bankasi A.S. C Shares	20,379	71
*	Eregli Demir ve Celik Fabrikalari A.S.	19,976	66
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,783	51
	Turkiye Halk Bankasi A.S.	7,971	43
	Turkcell Iletisim Hizmetleri A.S.	6,547	42
*	Dogan Sirketler Grubu Holding A.S.	54,467	41
*	Yapi ve Kredi Bankasi A.S.	18,480	39
*	Turkiye Vakiflar Bankasi T.A.O.	18,184	38
*	KOC Holding A.S.	13,308	32
	BIM Birlesik Magazalar A.S.	736	29
	Enka Insaat ve Sanayi A.S.	7,929	27
	Turk Telekomunikasyon A.S.	7,438	23
	Haci Omer Sabanci Holding A.S.	2,416	9
	Coca-Cola Icecek A.S.	1,480	9
	Ford Otomotiv Sanayi A.S.	1,724	9
	Tupras-Turkiye Petrol Rafinerileri A.S.	569	7

			726
United Kingdom (8.6%)
	HSBC Holdings PLC	365,430	3,698
	BP PLC	399,845	3,316
	Vodafone Group PLC	1,117,667	2,298
	GlaxoSmithKline PLC	111,759	2,141
	Royal Dutch Shell PLC Class A	74,697	1,962
	Royal Dutch Shell PLC Class B	57,209	1,483
	AstraZeneca Group PLC	31,195	1,453
	Rio Tinto PLC	32,065	1,335
	British American Tobacco PLC	42,421	1,317
	BHP Billiton PLC	46,621	1,221
	BG Group PLC	72,295	1,207
	Barclays PLC	234,083	1,190
	Tesco PLC	168,948	1,035
	Standard Chartered PLC	41,063	975
	Anglo American PLC	28,046	904
	Diageo PLC	55,249	861
	Unilever PLC	28,267	745
	Reckitt Benckiser Group PLC	14,994	720
	Imperial Tobacco Group PLC	22,541	643
	Xstrata PLC	46,470	628
	SABMiller PLC	25,196	583
	National Grid Transco PLC	51,438	480
	Lloyds Banking Group PLC	322,693	459
	Prudential PLC	57,311	429
	Centrica PLC	110,806	408
	BAE Systems PLC	76,501	392
	Scottish & Southern Energy PLC	19,428	360
	BT Group PLC	159,943	338
	Aviva PLC	57,250	334
	Tullow Oil PLC	19,134	316
*	Royal Bank of Scotland Group PLC	399,777	297
	Morrison Supermarkets PLC	65,904	296
	Rolls-Royce Group PLC	42,121	292
	Cadbury PLC	28,902	284
	British Sky Broadcasting Group PLC	26,534	242

	J. Sainsbury PLC	42,522	226
	Old Mutual PLC	139,008	223
	Kingfisher PLC	59,623	212
	WPP PLC	26,768	206
	Marks & Spencer Group PLC	35,398	205
	Compass Group PLC	37,708	203
	Smith & Nephew PLC	25,073	199
	Pearson PLC	17,187	198
	Experian Group Ltd.	22,090	182
	International Power PLC	41,520	177
*	Cairn Energy PLC	4,319	173
	Reed Elsevier PLC	24,007	169
	Man Group PLC	35,045	162
	Shire Ltd.	10,457	155
	Capita Group PLC	13,453	150
	Standard Life PLC	44,849	148
	Royal & Sun Alliance Insurance Group PLC	67,347	142
*	Wolseley PLC	6,158	138
	Legal & General Group PLC	126,996	137
	British Land Co., PLC	18,473	134
	Home Retail Group	24,041	126
	Thomson Reuters PLC	3,841	123
	Land Securities Group PLC	13,690	122
	Next PLC	4,207	120
	Carnival PLC	3,849	112
	Cable and Wireless PLC	45,849	110
	Johnson Matthey PLC	4,671	110
	United Utilities Group PLC	14,357	108
	Group 4 Securicor PLC	30,166	108
	Lonmin PLC	4,458	103
	Eurasian Natural Resources Corp.	7,016	101
	Kazakhmys PLC	6,790	97
	Associated British Foods PLC	7,277	97
	Liberty International PLC	12,332	90
*	Amdocs Ltd.	3,651	87
	Antofagasta PLC	6,774	86
	Severn Trent PLC	5,263	85
	Smiths Group PLC	6,815	82
	3i Group PLC	17,947	82
	InterContinental Hotels Group PLC	6,879	78
	Amec PLC	6,204	73
	Hammerson PLC	12,615	73
	The Sage Group PLC	21,456	70
	Vedanta Resources PLC	2,339	69
	ICAP PLC	8,511	64
	Foreign and Colonial Investment Trust PLC	15,609	62
	Cobham PLC	19,011	57
	Invensys PLC	13,153	57
	Burberry Group PLC	6,970	54
	Tate & Lyle PLC	8,605	53
	The Alliance Trust PLC	11,017	53
	Rentokil Initial PLC	32,513	53
	Bunzl PLC	6,027	52
	LogicaCMG PLC	29,932	51
	Schroders PLC	3,102	50
	Tomkins PLC	16,522	49
*	Segro PLC	10,448	48
	Whitbread PLC	3,265	47
	Friends Provident Group PLC	38,834	45
	Rexam PLC	11,498	45
	Hays PLC	27,579	44
	Drax Group PLC	6,356	42
	GKN PLC	24,497	42
	ITV PLC	62,377	42
	William Hill PLC	13,604	42
	Scottish Mortgage Investment Trust PLC	5,067	37
	Provident Financial PLC	2,455	33
	Enterprise Inns PLC	13,063	31
	Thomas Cook Group PLC	8,150	30
	Aegis Group PLC	20,557	28
	Mondi PLC	5,580	25
	Ladbrokes PLC	7,320	21
*	British Airways PLC	8,875	21
	Daily Mail and General Trust PLC	4,058	20
	United Business Media Ltd.	2,771	20
	Carphone Warehouse PLC	3,628	11
*	PartyGaming PLC	1,687	7
	Schroders PLC-Non Voting Shares	492	7
*	Rexam PLC Rights Exp. 8/18/09	4,181	6

			41,842
United States (40.9%)
Consumer Discretionary (3.8%)
	McDonald's Corp.	23,000	1,266
	The Walt Disney Co.	42,200	1,060
	Home Depot, Inc.	35,900	931
	Target Corp.	16,300	711
	Lowe's Cos., Inc.	31,087	698
	Time Warner Inc.	25,693	685
	Comcast Corp. Class A	43,000	639
*	Amazon.com, Inc.	6,860	588
*	Ford Motor Co.	66,450	532
*	DIRECTV Group, Inc.	18,500	479
	Staples, Inc.	19,200	404
	News Corp., Class A	37,500	387
	Best Buy Co., Inc.	9,800	366
*	Kohl's Corp.	7,300	354
	Yum! Brands, Inc.	9,800	348
*	Starbucks Corp.	19,200	340
*	Viacom Inc. Class B	14,400	334
	NIKE, Inc. Class B	5,800	329
	Johnson Controls, Inc.	11,490	297
	TJX Cos., Inc.	8,200	297

*	Apollo Group, Inc. Class A	4,275	295
	Coach, Inc.	9,600	284
*	Liberty Media Corp.	9,763	273
	Carnival Corp.	9,300	260
	Comcast Corp. Special Class A	18,100	253
	Time Warner Cable Inc.	6,528	216
	The McGraw-Hill Cos., Inc.	6,800	213
	Fortune Brands, Inc.	5,350	212
	Omnicom Group Inc.	6,200	211
	VF Corp.	3,147	204
	The Gap, Inc.	11,100	181
	News Corp., Class B	14,200	171
*	Bed Bath & Beyond, Inc.	4,602	160
	Marriott International, Inc. Class A	7,421	160
	CBS Corp.	19,200	157
	Mattel, Inc.	8,600	151
	J.C. Penney Co., Inc. (Holding Co.)	4,800	145
*	Liberty Media Corp.-Interactive Series A	21,383	142
	Nordstrom, Inc.	5,228	138
	Macy's Inc.	9,600	134
	Garmin Ltd.	4,800	133
	Sherwin-Williams Co.	2,100	121
	D. R. Horton, Inc.	9,600	111
*	Sears Holdings Corp.	1,651	110
*	AutoZone Inc.	700	108
	Foot Locker, Inc.	9,600	106
*	GameStop Corp. Class A	4,800	105
	International Game Technology	5,300	105
	Harley-Davidson, Inc.	4,600	104
	Ross Stores, Inc.	2,300	101
	Genuine Parts Co.	2,800	99
	PetSmart, Inc.	4,400	98
*	Expedia, Inc.	4,613	96
	H & R Block, Inc.	5,600	93
*	Wynn Resorts Ltd.	1,800	92
	The Stanley Works	2,200	88
	Leggett & Platt, Inc.	4,800	83
	Cablevision Systems NY Group Class A	4,000	82
	Starwood Hotels & Resorts Worldwide, Inc.	3,300	78
	Darden Restaurants Inc.	2,300	75
	Whirlpool Corp.	1,300	74
	Hasbro, Inc.	2,800	74
	Family Dollar Stores, Inc.	2,300	72
*	Dollar Tree, Inc.	1,495	69
	Limited Brands, Inc.	5,200	67
	Tiffany & Co.	2,200	66
*	DISH Network Corp.	3,700	63
	Virgin Media Inc.	5,800	61
*	NVR, Inc.	100	60
*	Liberty Global, Inc. Class A	2,700	57
	Newell Rubbermaid, Inc.	4,300	55
*	Las Vegas Sands Corp.	5,863	55
	Scripps Networks Interactive	1,691	55
	Brinker International, Inc.	3,200	53
*	Discovery Communications Inc. Class C	2,188	49
	Black & Decker Corp.	1,300	49
	Autoliv, Inc.	1,239	44
*	Urban Outfitters, Inc.	1,831	44

	American Eagle Outfitters, Inc.	3,049	44
	Eastman Kodak Co.	14,400	43
	Royal Caribbean Cruises, Ltd.	2,900	42
*	Mohawk Industries, Inc.	800	41
*	Liberty Global, Inc. Series C	1,898	40
*	Discovery Communications Inc. Class A	1,544	38
	Wendy's/Arby's Group, Inc.	8,148	37
*	AutoNation, Inc.	1,800	37
	Abercrombie & Fitch Co.	1,300	37
	Wyndham Worldwide Corp.	2,571	36
*	Interpublic Group of Cos., Inc.	5,800	30
*	Sirius XM Radio Inc.	61,120	28
*	Toll Brothers, Inc.	1,400	27
	Pulte Homes, Inc.	2,400	27
	Lennar Corp. Class A	1,800	21
	Harman International Industries, Inc.	800	20
	Centex Corp.	1,700	19
	New York Times Co. Class A	2,000	16
	Weight Watchers International, Inc.	500	14
	Washington Post Co. Class B	30	14
	RadioShack Corp.	600	9
	Gentex Corp.	585	9
*	Lamar Advertising Co. Class A	300	6
	Gannett Co., Inc.	700	5
	WABCO Holdings Inc.	139	3
*	MGM Mirage, Inc.	300	2

			18,705
Consumer Staples (4.8%)
	The Procter & Gamble Co.	62,352	3,461
	Wal-Mart Stores, Inc.	62,300	3,108
	The Coca-Cola Co.	48,600	2,422
	Philip Morris International Inc.	42,610	1,986
	PepsiCo, Inc.	32,980	1,872
	CVS Caremark Corp.	30,200	1,011
	Kraft Foods Inc.	32,225	913
	Colgate-Palmolive Co.	11,588	839
	Altria Group, Inc.	46,800	820
	Walgreen Co.	21,300	661
	Kimberly-Clark Corp.	10,200	596
	Costco Wholesale Corp.	9,800	485
	Archer-Daniels-Midland Co.	15,600	470
	General Mills, Inc.	6,400	377
	The Kroger Co.	15,200	325
	Avon Products, Inc.	9,800	317
	Sysco Corp.	11,500	273
	Kellogg Co.	5,300	252
	Sara Lee Corp.	23,000	245
	Lorillard, Inc.	3,292	243
	H.J. Heinz Co.	6,200	238
	Bunge Ltd.	3,200	224
	Reynolds American Inc.	4,646	202
	Safeway, Inc.	10,400	197
	Molson Coors Brewing Co. Class B	4,129	187
	The Clorox Co.	2,900	177
	ConAgra Foods, Inc.	8,000	157

	SUPERVALU Inc.	10,200	151
	Campbell Soup Co.	4,500	140
*	Dean Foods Co.	5,970	127
	Coca-Cola Enterprises, Inc.	6,387	120
	The Hershey Co.	2,900	116
*	Dr. Pepper Snapple Group, Inc.	4,445	109
	The Pepsi Bottling Group, Inc.	2,802	95
*	Energizer Holdings, Inc.	1,400	90
	The Estee Lauder Cos. Inc. Class A	2,100	77
	Brown-Forman Corp. Class B	1,661	73
	Hormel Foods Corp.	2,006	72
	McCormick & Co., Inc.	2,000	64
*	Whole Foods Market, Inc.	2,500	60
	Tyson Foods, Inc.	5,100	58
*	Smithfield Foods, Inc.	2,812	38
	PepsiAmericas, Inc.	1,300	35
	Alberto-Culver Co.	1,126	29
*	Constellation Brands, Inc. Class A	1,800	25

			23,537
Energy (4.8%)
	ExxonMobil Corp.	103,677	7,298
	Chevron Corp.	42,600	2,959
	ConocoPhillips Co.	31,145	1,361
	Schlumberger Ltd.	25,170	1,347
	Occidental Petroleum Corp.	17,000	1,213
	Apache Corp.	7,120	598
	Devon Energy Corp.	10,100	587
*	Transocean Ltd.	6,670	532
	Anadarko Petroleum Corp.	10,700	516
	XTO Energy, Inc.	12,600	507
	Halliburton Co.	21,000	464
	Marathon Oil Corp.	14,240	459
	EOG Resources, Inc.	5,600	415
*	National Oilwell Varco Inc.	9,220	331
*	Southwestern Energy Co.	6,812	282
*	Weatherford International Ltd.	14,800	278
	Hess Corp.	4,915	271
	Chesapeake Energy Corp.	12,100	259
	Baker Hughes Inc.	6,215	252
	Spectra Energy Corp.	13,675	251
	Williams Cos., Inc.	14,400	240
	Murphy Oil Corp.	3,778	220
	Valero Energy Corp.	11,840	213
*	Ultra Petroleum Corp.	4,800	212
	Noble Energy, Inc.	3,200	196
	CONSOL Energy, Inc.	5,250	187
	Peabody Energy Corp.	5,140	170
*	Noble Corp.	4,900	166
	Range Resources Corp.	2,800	130
	El Paso Corp.	12,300	124
	Smith International, Inc.	4,800	121
	Sunoco, Inc.	4,800	118
*	Cameron International Corp.	3,600	112
	Diamond Offshore Drilling, Inc.	1,207	108
	ENSCO International, Inc.	2,500	95

*	Newfield Exploration Co.	2,400	94
	Teekay Shipping Corp.	4,800	85
*	Nabors Industries, Inc.	5,000	85
	BJ Services Co.	5,200	74
*	Pride International, Inc.	2,929	73
*	Plains Exploration & Production Co.	1,880	54
	Pioneer Natural Resources Co.	1,300	37
	Rowan Cos., Inc.	1,700	36
	Patterson-UTI Energy, Inc.	2,250	31
*	Continental Resources, Inc.	680	23
*	Patriot Coal Corp.	144	1

			23,185
Financials (6.1%)
	JPMorgan Chase & Co.	83,000	3,208
	Bank of America Corp.	166,934	2,469
	Wells Fargo & Co.	97,645	2,388
	The Goldman Sachs Group, Inc.	10,597	1,731
*	Berkshire Hathaway Inc. Class A	17	1,649
	U.S. Bancorp	40,400	825
	Morgan Stanley	28,512	813
	American Express Co.	26,880	762
*	Berkshire Hathaway Inc. Class B	233	741
	Bank of New York Mellon Corp.	25,257	691
	MetLife, Inc.	16,658	566
	The Travelers Cos., Inc.	12,800	551
	State Street Corp.	10,400	523
	Charles Schwab Corp.	24,700	441
	Prudential Financial, Inc.	9,800	434
	The Allstate Corp.	14,280	384
	AFLAC Inc.	10,100	382
	CME Group, Inc.	1,309	365
	PNC Financial Services Group	9,920	364
	Citigroup Inc.	110,596	351
	Ace Ltd.	6,700	329
	Franklin Resources, Inc.	3,700	328
	The Chubb Corp.	7,000	323
	Simon Property Group, Inc. REIT	5,478	305
	BB&T Corp.	13,100	300
	Loews Corp.	9,898	297
	Capital One Financial Corp.	9,600	295
	Northern Trust Corp.	4,900	293
	T. Rowe Price Group Inc.	5,700	266
	Marsh & McLennan Cos., Inc.	11,100	227
*	Progressive Corp. of Ohio	14,400	224
	Aon Corp.	5,400	213
	SunTrust Banks, Inc.	10,260	200
	Invesco, Ltd.	9,600	190
	Discover Financial Services	14,400	171
	Public Storage, Inc. REIT	2,300	167
	Vornado Realty Trust REIT	3,256	166
	Annaly Capital Management Inc. REIT	9,600	162
	The Hartford Financial Services Group Inc.	9,600	158
	NYSE Euronext	5,811	157
	The Principal Financial Group, Inc.	6,164	146
	Ameriprise Financial, Inc.	5,229	145

	Boston Properties, Inc. REIT	2,700	143
	Equity Residential REIT	5,800	139
	Fifth Third Bancorp	14,350	136
	Legg Mason Inc.	4,800	135
	Weingarten Realty Investors REIT	8,661	134
	Hudson City Bancorp, Inc.	9,173	129
	Lincoln National Corp.	6,000	127
	XL Capital Ltd. Class A	8,860	125
	Moody's Corp.	5,100	121
	HCP, Inc. REIT	4,500	116
	M & T Bank Corp.	1,900	111
	Unum Group	5,800	109
	Regions Financial Corp.	24,600	109
	Ventas, Inc. REIT	3,066	108
	Liberty Property Trust REIT	3,890	108
*	TD Ameritrade Holding Corp.	5,246	97
	Host Hotels & Resorts Inc. REIT	10,600	96
	Brown & Brown, Inc.	5,010	96
	People's United Financial Inc.	5,754	94
	KeyCorp	15,800	91
	Duke Realty Corp. REIT	9,600	91
	Plum Creek Timber Co. Inc. REIT	2,900	91
	Avalonbay Communities, Inc. REIT	1,528	89
	Everest Re Group, Ltd.	1,100	88
*	SLM Corp.	9,600	85
*	IntercontinentalExchange Inc.	902	85
*	Leucadia National Corp.	3,156	77
	Cincinnati Financial Corp.	3,200	77
	Willis Group Holdings Ltd.	2,944	73
	New York Community Bancorp, Inc.	6,700	73
	Axis Capital Holdings Ltd.	2,526	72
	PartnerRe Ltd.	1,000	69
	Hospitality Properties Trust REIT	4,318	68
	W.R. Berkley Corp.	2,900	67
	ProLogis REIT	7,500	66
	Old Republic International Corp.	6,200	64
	Kimco Realty Corp. REIT	6,400	63
	Transatlantic Holdings, Inc.	1,298	61
	RenaissanceRe Holdings Ltd.	1,200	60
	Assurant, Inc.	2,339	60
	Comerica, Inc.	2,500	60
*	Markel Corp.	175	55
	Commerce Bancshares, Inc.	1,502	55
	Torchmark Corp.	1,400	55
	Protective Life Corp.	3,616	54
	AMB Property Corp. REIT	2,478	49
	First American Corp.	1,616	48
*	First Horizon National Corp.	3,692	47
	Erie Indemnity Co. Class A	1,187	45
	Huntington Bancshares Inc.	10,800	44
	Janus Capital Group Inc.	3,200	44
	Genworth Financial Inc.	6,200	43
	Federated Investors, Inc.	1,531	40
	Mercury General Corp.	1,106	39
	TCF Financial Corp.	2,500	35

*,^	American International Group Inc.	2,645	35
	SEI Investments Co.	1,371	26
*	The St. Joe Co.	900	25
	Regency Centers Corp. REIT	763	25
	Arthur J. Gallagher & Co.	1,047	24
	White Mountains Insurance Group Inc.	86	22
	City National Corp.	529	21
	Valley National Bancorp	1,340	17
	Associated Banc-Corp.	1,400	15
	Marshall & Ilsley Corp.	2,100	13
	Astoria Financial Corp.	1,300	13
	Zions Bancorp	900	12
	Synovus Financial Corp.	1,800	6
	Wesco Financial Corp.	20	6
	The Macerich Co. REIT	308	6
	CNA Financial Corp.	330	6
	Fulton Financial Corp.	802	5
*	MBIA, Inc.	1,000	4
	Developers Diversified Realty Corp. REIT	441	3
	Apartment Investment & Management Co. Class A REIT	259	2
	Student Loan Corp.	54	2
	Forest City Enterprise Class A	312	2
	Popular, Inc.	1,005	1
	Allied Capital Corp.	300	1
	CIT Group Inc.	1,000	1

			29,509
Health Care (5.5%)
	Johnson & Johnson	58,965	3,590
	Pfizer Inc.	141,100	2,248
	Abbott Laboratories	32,210	1,449
*	Amgen Inc.	22,200	1,383
	Merck & Co., Inc.	44,980	1,350
	Wyeth	28,000	1,303
*	Gilead Sciences, Inc.	20,800	1,018
	Medtronic, Inc.	25,800	914
	Schering-Plough Corp.	34,468	914
	Bristol-Myers Squibb Co.	41,800	909
	Eli Lilly & Co.	24,100	841
	Baxter International, Inc.	13,600	767
	UnitedHealth Group Inc.	25,110	705
*	Medco Health Solutions, Inc.	11,600	613
*	WellPoint Inc.	11,300	595
*	Celgene Corp.	10,400	592
*	Thermo Fisher Scientific, Inc.	10,300	466
	Covidien PLC	11,524	436
*	Express Scripts Inc.	5,302	371
	Allergan, Inc.	6,920	370
*	Boston Scientific Corp.	34,400	369
	Cardinal Health, Inc.	9,600	320
	Becton, Dickinson & Co.	4,700	306
*	Biogen Idec Inc.	6,330	301
	McKesson Corp.	5,400	276
*	Genzyme Corp.	5,300	275
	Aetna Inc.	9,800	264

*	Zimmer Holdings, Inc.	5,630	262
*	Forest Laboratories, Inc.	9,600	248
*	St. Jude Medical, Inc.	6,400	241
	Stryker Corp.	5,900	229
	Alcon, Inc.	1,752	224
	CIGNA Corp.	6,700	190
	AmerisourceBergen Corp.	8,607	170
*	Life Technologies Corp.	3,716	169
*	Humana Inc.	4,800	158
*	Intuitive Surgical, Inc.	671	153
	Quest Diagnostics, Inc.	2,500	137
	C.R. Bard, Inc.	1,700	125
*	Laboratory Corp. of America Holdings	1,800	121
*	Hospira, Inc.	2,800	108
*	Lincare Holdings, Inc.	3,528	92
*	DaVita, Inc.	1,800	89
*	HLTH Corp.	6,071	89
	DENTSPLY International Inc.	2,600	87
*	Waters Corp.	1,700	85
	Hill-Rom Holdings, Inc.	4,800	82
	Beckman Coulter, Inc.	1,300	82
*	Varian Medical Systems, Inc.	2,200	78
*	Henry Schein, Inc.	1,490	77
*	Millipore Corp.	1,093	76
*	Watson Pharmaceuticals, Inc.	2,049	71
*	Mylan Inc.	5,033	66
*	Cephalon, Inc.	1,122	66
*	Coventry Health Care Inc.	2,700	62
*	Patterson Companies, Inc.	2,200	56
	Perrigo Co.	1,533	43
	IMS Health, Inc.	3,200	38
	Universal Health Services Class B	667	37
*	Community Health Systems, Inc.	1,299	37
	Omnicare, Inc.	1,300	31
*	Kinetic Concepts, Inc.	750	24
*	Sepracor Inc.	1,307	23
*	King Pharmaceuticals, Inc.	2,331	21
*	Health Net Inc.	200	3

			26,895
Industrials (4.0%)
	General Electric Co.	223,390	2,993
	United Technologies Corp.	21,400	1,166
	3M Co.	15,500	1,093
	United Parcel Service, Inc.	14,620	786
	The Boeing Co.	15,800	678
	Lockheed Martin Corp.	8,900	665
	Union Pacific Corp.	10,700	615
	Emerson Electric Co.	16,200	589
	Honeywell International Inc.	16,700	579
	Caterpillar, Inc.	12,920	569
	Burlington Northern Santa Fe Corp.	6,960	547
	Raytheon Co.	10,300	484
	General Dynamics Corp.	8,500	471
	Illinois Tool Works, Inc.	11,400	462
	Deere & Co.	10,400	455

	FedEx Corp.	6,380	433
	CSX Corp.	9,800	393
	Northrop Grumman Corp.	7,700	343
	Norfolk Southern Corp.	7,895	341
	PACCAR, Inc.	9,600	333
	Tyco International Ltd.	10,900	329
	Waste Management, Inc.	11,500	323
	Danaher Corp.	4,700	288
*	Ingersoll-Rand PLC	9,600	277
	C.H. Robinson Worldwide Inc.	4,800	262
	Precision Castparts Corp.	3,181	254
	Cummins Inc.	5,540	238
	Fluor Corp.	3,900	206
	ITT Industries, Inc.	3,900	193
	L-3 Communications Holdings, Inc.	2,500	189
	Republic Services, Inc. Class A	6,900	184
	Eaton Corp.	2,900	151
*	First Solar, Inc.	898	139
	R.R. Donnelley & Sons Co.	9,600	133
*	Jacobs Engineering Group Inc.	3,210	132
	Expeditors International of Washington, Inc.	3,702	126
	Parker Hannifin Corp.	2,800	124
	Rockwell Collins, Inc.	2,800	118
	W.W. Grainger, Inc.	1,300	117
	Goodrich Corp.	2,049	105
	Rockwell Automation, Inc.	2,500	104
*	Iron Mountain, Inc.	3,542	103
	Southwest Airlines Co.	13,000	102
	Dover Corp.	3,000	102
	Robert Half International, Inc.	4,100	102
	Masco Corp.	7,100	99
	Cooper Industries, Inc. Class A	2,900	96
*	Alliant Techsystems, Inc.	1,209	95
*	McDermott International, Inc.	4,800	94
	Fastenal Co.	2,500	89
	Manpower Inc.	1,700	81
	Textron, Inc.	5,900	79
	Pitney Bowes, Inc.	3,700	76
	The Dun & Bradstreet Corp.	900	65
	Avery Dennison Corp.	2,200	59
	Cintas Corp.	2,300	58
	Equifax, Inc.	2,200	57
	Pentair, Inc.	2,000	55
*	Foster Wheeler AG	2,349	54
	Pall Corp.	1,800	54
	SPX Corp.	900	48
	J.B. Hunt Transport Services, Inc.	886	25
	Ryder System, Inc.	210	7
*	Terex Corp.	300	5

			19,592
Information Technology (7.7%)
	Microsoft Corp.	189,268	4,452
	International Business Machines Corp.	28,231	3,329
*	Apple Inc.	18,831	3,077
*	Cisco Systems, Inc.	123,061	2,709

	Oracle Corp.	107,708	2,384
*	Google Inc.	5,131	2,273
	Intel Corp.	117,359	2,259
	Hewlett-Packard Co.	51,610	2,235
	QUALCOMM Inc.	34,702	1,604
*	EMC Corp.	44,100	664
	Texas Instruments, Inc.	26,300	633
	Visa Inc.	9,543	625
	Corning, Inc.	34,200	581
*	Dell Inc.	40,953	548
	Accenture Ltd.	13,000	456
	Applied Materials, Inc.	31,960	441
	Automatic Data Processing, Inc.	11,700	436
*	eBay Inc.	19,700	419
	MasterCard, Inc. Class A	1,926	374
*	Adobe Systems, Inc.	11,500	373
	Motorola, Inc.	50,200	359
	Western Union Co.	19,200	336
*	Yahoo! Inc.	22,400	321
*	Juniper Networks, Inc.	12,110	316
*	Tyco Electronics Ltd.	13,200	283
*	Broadcom Corp.	9,600	271
	Paychex, Inc.	9,600	254
*	Symantec Corp.	15,352	229
*	NetApp, Inc.	9,780	220
*	Cognizant Technology Solutions Corp.	7,000	207
*	Electronic Arts Inc.	9,600	206
*	Intuit, Inc.	6,853	204
*	Citrix Systems, Inc.	5,470	195
*	NVIDIA Corp.	14,400	186
*	Sun Microsystems, Inc.	19,200	176
*	Micron Technology, Inc.	24,000	153
	CA, Inc.	6,833	144
*	Agilent Technologies, Inc.	6,200	144
	Analog Devices, Inc.	5,000	137
*	Activision Blizzard, Inc.	11,725	134
*	Fiserv, Inc.	2,751	130
*	Flextronics International Ltd.	24,000	128
*	Computer Sciences Corp.	2,600	125
	Xerox Corp.	15,000	123
	Seagate Technology	9,600	116
*	McAfee Inc.	2,518	112
	Xilinx, Inc.	4,902	106
*	BMC Software, Inc.	3,100	106
*	Autodesk, Inc.	4,800	105
	Amphenol Corp. Class A	3,100	103
*	Convergys Corp.	9,600	103
*	Marvell Technology Group Ltd.	7,604	101
	Linear Technology Corp.	3,700	99
*	VeriSign, Inc.	4,800	98
	KLA-Tencor Corp.	3,000	96
	Altera Corp.	5,040	94
*	SanDisk Corp.	4,800	86
	Harris Corp.	2,593	81
	Microchip Technology, Inc.	3,000	81

	Fidelity National Information Services, Inc.	3,400	80
*	Akamai Technologies, Inc.	4,800	79
*	LAM Research Corp.	2,500	75
*	Teradata Corp.	2,929	72
*	Affiliated Computer Services, Inc. Class A	1,500	71
*	LSI Corp.	12,800	66
*	Avnet, Inc.	2,488	61
*	Synopsys, Inc.	2,800	56
*	Arrow Electronics, Inc.	2,109	54
	National Semiconductor Corp.	3,600	54
	Lender Processing Services, Inc.	1,578	54
*	MEMC Electronic Materials, Inc.	2,820	50
*	DST Systems, Inc.	1,000	44
*	Advanced Micro Devices, Inc.	11,800	43
	Broadridge Financial Solutions LLC	2,353	41
	Jabil Circuit, Inc.	4,200	39
*	Metavante Technologies	1,200	37
*	Alliance Data Systems Corp.	714	36
*	Compuware Corp.	4,900	36
*	IAC/InterActiveCorp	1,500	28
	Total System Services, Inc.	1,867	27
*	Novellus Systems, Inc.	1,300	25
*	Zebra Technologies Corp. Class A	900	22
	Molex, Inc.	1,000	18
*	NCR Corp.	1,350	17
*	JDS Uniphase Corp.	2,900	17
	Molex, Inc. Class A	800	13
	Diebold, Inc.	301	8
*	Lexmark International, Inc.	200	3

			37,566
Materials (1.3%)
	Monsanto Co.	11,400	958
	E.I. du Pont de Nemours & Co.	19,700	609
	Praxair, Inc.	6,860	536
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,490	512
	Dow Chemical Co.	21,800	462
	Newmont Mining Corp. (Holding Co.)	10,500	434
	Air Products & Chemicals, Inc.	4,900	366
	Nucor Corp.	6,060	270
	The Mosaic Co.	4,800	250
	Alcoa Inc.	18,300	215
	Ecolab, Inc.	4,700	195
	PPG Industries, Inc.	3,500	193
	International Paper Co.	9,100	171
	Weyerhaeuser Co.	4,800	168
	Vulcan Materials Co.	2,400	114
	Southern Copper Corp. (U.S. Shares)	4,349	112
	Sigma-Aldrich Corp.	2,200	112
	Bemis Co., Inc.	3,849	101
	United States Steel Corp.	2,300	91
	Ball Corp.	1,700	82
*	Pactiv Corp.	2,600	65
	Eastman Chemical Co.	1,303	65
	Allegheny Technologies Inc.	2,291	62
	International Flavors & Fragrances, Inc.	1,400	49

	Sealed Air Corp.	2,500	46
	MeadWestvaco Corp.	2,000	39
	Ashland, Inc.	1,000	33
	Cabot Corp.	900	17

			6,327
Telecommunication Services (1.3%)
	AT&T Inc.	126,050	3,306
	Verizon Communications Inc.	59,700	1,915
*	American Tower Corp. Class A	9,480	323
*	Sprint Nextel Corp.	58,800	235
	CenturyTel, Inc.	5,860	184
*	NII Holdings Inc.	4,800	111
	Qwest Communications International Inc.	27,900	108
*	Crown Castle International Corp.	3,600	103
*	MetroPCS Communications Inc.	8,200	97
*	Level 3 Communications, Inc.	38,400	47
	Frontier Communications Corp.	2,588	18
	Telephone & Data Systems, Inc.	700	18

			6,465
Utilities (1.6%)
	Exelon Corp.	15,100	768
	Southern Co.	16,740	526
	FPL Group, Inc.	8,700	493
	Duke Energy Corp.	30,580	473
	Dominion Resources, Inc.	12,500	422
	Public Service Enterprise Group, Inc.	10,000	324
	Entergy Corp.	3,800	305
	PG&E Corp.	7,300	295
	American Electric Power Co., Inc.	9,300	288
	PPL Corp.	8,000	270
	FirstEnergy Corp.	6,500	268
	Sempra Energy	4,800	252
*	NRG Energy, Inc.	8,661	236
	Progress Energy, Inc.	5,900	233
	Consolidated Edison Inc.	5,400	213
	Edison International	6,400	207
	Xcel Energy, Inc.	8,100	162
*	AES Corp.	11,900	152
	Northeast Utilities	6,083	140
	CenterPoint Energy Inc.	11,359	137
	NiSource, Inc.	9,949	128
	TECO Energy, Inc.	8,988	121
	NSTAR	3,060	98
	Questar Corp.	2,900	96
	Ameren Corp.	3,700	94
	DTE Energy Co.	2,700	93
	Constellation Energy Group, Inc.	3,200	92
	Pinnacle West Capital Corp.	2,813	90
	Wisconsin Energy Corp.	2,000	86
	EQT Corp.	2,200	84
	Allegheny Energy, Inc.	3,291	83
*	RRI Energy, Inc.	14,400	77
	SCANA Corp.	2,100	74
	MDU Resources Group, Inc.	3,650	73

	Pepco Holdings, Inc.	4,300	62
	Alliant Energy Corp.	2,161	57
*	Mirant Corp.	1,521	27

			7,599

Total United States			199,380
Total Common Stocks (Cost $439,606)			483,820

	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund (Cost $2,175)	0.335%	2,174,768	2,175
Total Investments (99.7%) (Cost $441,781)				485,995
Other Assets and Liabilities-Net (0.3%)[3]				1,303
Net Assets (100%)				487,298

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,101,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of this security represented 0.3% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $1,147,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $441,790,000. Net unrealized appreciation of investment securities for tax purposes was $44,205,000, consisting of unrealized gains of $57,904,000 on securities that had risen in value since their purchase and $13,699,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks – International Stocks	37,252	247,184	4
Common Stocks – U.S. Stocks	199,337	43	—
Temporary Cash Investments	2,175	—	—
Total	238,764	247,227	4

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Common Stocks-International Stocks ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	-
Transfers in and/or out of Level 3	(31
Change in Unrealized Appreciation (Depreciation)	35
Balance as of July 31, 2009	4

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments

As of July 31, 2009

Shares	Market Value ($000)
Common Stocks (99.9%)
Argentina (0.1%)

	Tenaris SA ADR	96,750	2,934
	Petrobras Energia Participaciones SA ADR	119,216	827

			3,761
Australia (5.3%)
	BHP Billiton Ltd.	1,363,446	43,022
	Commonwealth Bank of Australia	615,518	21,809
	Westpac Banking Corp., Ltd.	1,182,005	21,286
	National Australia Bank Ltd.	779,840	15,828
	Australia & New Zealand Bank Group Ltd.	946,144	14,615
	Woolworths Ltd.	500,778	11,372
	Rio Tinto Ltd.	185,378	9,346
	Wesfarmers Ltd.	404,135	8,705
	Westfield Group	918,385	8,657
	Woodside Petroleum Ltd.	214,594	8,225
	QBE Insurance Group Ltd.	405,239	6,597
	CSL Ltd.	243,350	6,177
	Telstra Corp. Ltd.	1,769,465	5,218
	Newcrest Mining Ltd.	194,156	4,898
^	Macquarie Group, Ltd.	121,654	4,471
	Origin Energy Ltd.	352,507	4,269
	Santos Ltd.	334,526	4,071
	AMP Ltd.	815,826	3,819
	Foster's Group Ltd.	791,357	3,556
*	Fortescue Metals Group Ltd.	934,459	3,291
	Suncorp-Metway Ltd.	508,325	3,014
	Brambles Ltd.	567,085	2,837
	Orica Ltd.	146,161	2,740
	Insurance Australia Group Ltd.	842,476	2,577
	Stockland	964,569	2,518
	AGL Energy Ltd.	181,836	2,260
	AXA Asia Pacific Holdings Ltd.	615,619	2,182
	Australian Stock Exchange Ltd.	68,875	2,162
	Oil Search Ltd.	449,045	2,122
	WorleyParsons Ltd.	96,789	2,087
	BlueScope Steel Ltd.	727,210	2,049
	Transurban Group	519,574	1,878
	Computershare Ltd.	223,251	1,831
	Coca-Cola Amatil Ltd.	230,379	1,791
	Sims Metal Management Ltd.	76,191	1,782
	GPT Group	3,738,510	1,650
	Lion Nathan Ltd.	168,133	1,643
	Toll Holdings Ltd.	282,240	1,600
^	Leighton Holdings Ltd.	61,308	1,542
	Sonic Healthcare Ltd.	152,217	1,485
	Incitec Pivot Ltd.	641,433	1,481
	Amcor Ltd.	353,286	1,456

	Tabcorp Holdings Ltd.	239,700	1,447
	Crown Ltd.	228,632	1,426
	Alumina Ltd.	982,862	1,407
	OneSteel Ltd.	556,983	1,390
	Wesfarmers, Ltd. Price Protected Shares	64,177	1,382
	Macquarie Infrastructure Group	1,016,953	1,229
	OZ Minerals Ltd.	1,306,066	1,229
	Lend Lease Corp.	182,602	1,182
	Dexus Property Group NPV	1,916,354	1,164
	Metcash Ltd.	318,489	1,135
	Tatt's Group, Ltd.	548,186	1,120
	Mirvac Group	1,031,317	1,087
	CFS Gandel Retail Trust	751,520	1,070
	Cochlear Ltd.	22,989	1,066
	Boral Ltd.	248,307	1,034
^,*	Paladin Resources Ltd.	256,283	978
^	Harvey Norman Holdings Ltd.	341,579	934
	Qantas Airways Ltd.	455,069	879
	CSR Ltd.	546,271	849
	Nufarm Ltd.	91,361	826
	Bendigo Bank Ltd.	119,462	817
*	James Hardie Industries NV	179,739	778
^	Aristocrat Leisure Ltd.	212,587	763
	Goodman Fielder Ltd.	571,383	661
	Asciano Group	483,578	647
	Energy Resources of Australia Ltd.	30,087	636
	Bank of Queensland Ltd.	66,487	624
	Caltex Australia Ltd.	55,039	600
	Commonwealth Property Office Fund	804,319	567
	Perpetual Trustees Australia Ltd.	19,987	558
	Billabong International Ltd.	69,487	535
	Downer EDI Ltd.	98,246	530
	Macquarie Airports Group	252,592	524
	Consolidated Media Holdings, Ltd.	218,569	500
*	Iluka Resources Ltd.	173,460	457
	Macquarie Goodman Group	1,004,590	427
	Sigma Pharmaceuticals Ltd.	382,453	413
	Ansell Ltd.	51,872	401
	New Hope Corp. Ltd.	85,831	383
	Challenger Financial Services Group Ltd.	170,271	380
	Adelaide Brighton Ltd.	177,902	370
	SP Ausnet	561,969	366
	IOOF Holdings Ltd.	89,224	354
	Tower Australia Group Ltd.	165,870	343
^	John Fairfax Holdings Ltd.	277,011	340
	Macquarie Office Trust	1,615,008	316
	Flight Centre Ltd.	32,372	262
	Spotless Group Ltd.	112,149	237
	GWA International Ltd.	99,545	237
	Envestra Ltd.	497,442	216
	Gunns Ltd.	257,498	207
	West Australian Newspaper Holdings Ltd.	36,010	181
	Australand Property Group	429,935	170
^	Ten Network Holdings Ltd.	156,997	167
	AWB Ltd.	132,088	145

	Austereo Group Ltd.	112,512	136
	Corporate Express Australia Ltd.	39,426	126
	APN News & Media Ltd.	73,168	114
	Elders, Ltd.	332,706	106
	Paperlinx Ltd.	170,402	72
*	ABC Learning Centres Ltd.	44,287	20
*	Allco Finance Group Ltd.	15,255	—

			292,439
Austria (0.3%)
	Erste Bank der Oesterreichischen Sparkassen AG	95,408	3,326
	OMV AG	60,963	2,419
	Telekom Austria AG	137,662	2,101
	Voestalpine AG	65,670	1,822
	Raiffeisen International Bank-Holding AG	18,784	838
	Oesterreichische Elektrizitaetswirtschafts AG Class A	16,704	814
*	IMMOEAST Immobilien Anlagen AG	269,326	747
	Vienna Insurance Group	15,961	738
*	Wienerberger AG	33,820	563
*	Atrium European Real Estate	98,626	515
*	Immofinanz AG	189,436	398
	EVN AG	20,340	340
	Strabag SE	11,528	281

			14,902
Belgium (0.6%)
	Anheuser-Busch InBev NV	323,808	12,846
*	Fortis	954,004	3,668
	Delhaize Group	39,918	2,857
	Groupe Bruxelles Lambert SA	32,051	2,537
	Belgacom SA	66,440	2,380
	UCB SA	58,745	1,942
*	Dexia	224,165	1,755
	Solvay SA	17,166	1,682
*	KBC Bank & Verzekerings Holding	69,076	1,471
	Colruyt NV	6,189	1,385
	Umicore	49,452	1,291
	Compagnie Nationale a Portefeuille	13,981	723
	Mobistar SA	6,906	440
*	KBC Ancora	1,912	22

			34,999
Brazil (3.4%)
	Petroleo Brasileiro SA Series A ADR	503,992	16,985
	Petroleo Brasileiro SA ADR	385,845	15,912
	Itau Unibanco Banco Multiplo SA	724,207	12,956
	Vale SA Pfd. ADR	597,240	10,273
	Banco Bradesco SA ADR	600,687	9,473
	Vale SA ADR	466,276	9,200
	Petroleo Brasileiro SA Pfd.	488,246	8,227
	Companhia Siderurgica Nacional SA ADR	255,729	6,547
	Companhia de Bebidas das Americas ADR	85,535	6,016
	Petroleo Brasileiro SA	271,100	5,583
	Itausa-Investimentos Itau SA	1,050,045	5,324
	BM&F BOVESPA SA	801,325	5,171
	Companhia Vale do Rio Doce Pfd. Class A	272,800	4,715

	Companhia Vale do Rio Doce	196,500	3,886
	Banco do Brasil SA	304,323	3,853
	Redecard SA	201,010	2,992
	Gerdau SA ADR	227,248	2,652
	Natura Cosmeticos SA	170,923	2,435
	Companhia Energetica de Minas Gerais ADR	166,430	2,377
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	95,927	2,278
*	Companhia Brasileira de Meios de Pagamento	217,539	2,077
	Banco Itau Holding Financeira SA	112,050	2,002
	Companhia de Concessoes Rodoviarias	118,376	1,945
	Tele Norte Leste Participacoes ADR	122,036	1,878
	Perdigao SA	82,701	1,817
	Embraer-Empresa Brasileira de Aeronautica SA ADR	91,498	1,783
	Centrais Electricas Brasileiras SA	106,334	1,625
	Metalurgica Gerdau SA	106,718	1,560
	OGX Petroleo e Gas Participacoes SA	2,400	1,531
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	29,316	1,372
	Companhia Paranaense de Energia-COPEL ADR	84,600	1,313
	Bradespar SA Pfd.	82,540	1,232
	Ultrapar Participacoes S.A.	34,004	1,145
	Tim Participacoes SA ADR	51,982	1,145
	Souza Cruz SA	33,500	1,140
	Sadia SA ADR	123,029	1,075
	Cyrela Brazil Realty SA	104,386	1,074
	All America Latina Logistica	158,816	1,003
	Brasil Telecom Participacoes SA ADR	23,652	1,001
	Weg SA	123,581	994
	Tractebel Energia SA	95,370	990
*	GVT Holding SA	48,854	945
	Usinas Siderurgicas de Minas Gerais SA	36,910	902
*	Net Servicos de Comunicacao SA	79,879	816
	JBS SA	200,319	796
	Companhia de Bebidas das Americas	13,586	781
	Lojas Americanas SA Pfd.	131,500	733
*	Braskem SA ADR	81,365	728
	Electropaulo Metropolitana SA	37,504	702
*	Suzano Papel e Celulose SA	74,884	697
	Gerdau SA Pfd.	59,000	691
	Vivo Participacoes SA ADR	29,517	672
	CESP - Companhia Energetica de Sao Paulo	58,240	600
*	Cosan SA Industria e Comercio	64,334	591
	Light SA	38,786	505
	AES Tiete SA	45,916	500
	Banco Nossa Caixa SA	12,242	490
	Fertilizantes Fosfatados SA	51,504	483
	B2W Com Global Do Varejo	19,527	453
*	Tim Participacoes SA	146,168	432
	Gerdau SA	48,484	430
	Telmar Norte Leste SA	15,300	410
	Banco Bradesco SA	25,500	400
	Klabin SA	214,700	382
*	Tam SA	29,704	366
	Brasil Telecom SA Pfd.	49,390	355

	Tele Norte Leste Participacoes SA	19,594	354
	Companhia de Saneamento Basico do Estado de Sao Paulo	20,992	353
	TELESP - Telecomunicacoes de Sao Paulo SA Pfd.	14,800	346
	Energias do Brasil SA	22,200	327
*	Hypermarcas SA	22,715	326
	Porto Seguro SA	36,029	322
	CPFL Energia SA	18,200	320
	Companhia de Transmissao de Energia Electrica Paulista	11,000	280
	Telesp - Telecomunicacoes de Sao Paulo SA	12,000	239
	AES Tiete SA Pfd.	23,000	218
	Companhia Energetica de Minas Gerais Pfd.	15,000	215
	Vivo Participacoes SA Pfd.	8,000	182
	Companhia Energetica de Minas Gerais	12,942	145
	Tim Participacoes SA Pfd.	62,158	138
	Companhia de Gas de Sao Paulo - Comgas	4,000	73
	Aracruz Celulose SA ADR	34	1

			185,256
Canada (6.0%)
	Royal Bank of Canada	571,901	27,224
	Toronto-Dominion Bank	343,923	20,149
	Bank of Nova Scotia, Halifax	412,009	17,563
*	Research in Motion Ltd.	228,037	17,320
	EnCana Corp.	305,780	16,401
	Manulife Financial Corp.	655,691	15,923
	Canadian Natural Resources Ltd.	219,697	13,207
	Barrick Gold Corp.	354,135	12,367
	Suncor Energy, Inc.	379,062	12,260
	Goldcorp Inc.	296,123	11,251
	Potash Corp. of Saskatchewan, Inc.	120,351	11,212
	Bank of Montreal, Quebec	219,900	11,027
	Canadian Imperial Bank of Commerce	155,843	9,593
	Canadian National Railway Co.	189,414	9,212
	Petro-Canada	197,119	8,141
	Sun Life Financial Services of Canada	228,842	7,822
	TransCanada Corp.	251,759	7,161
	Talisman Energy, Inc.	413,411	6,390
	Rogers Communications, Inc. Class B	211,284	5,870
	Enbridge Inc.	151,200	5,852
	Imperial Oil Ltd.	138,835	5,561
	Kinross Gold Corp.	278,705	5,498
*	Teck Cominco Ltd. Class B	195,872	5,155
	Brookfield Asset Management Inc.	231,557	4,864
	Power Corp. of Canada	166,600	4,677
	Nexen Inc.	215,038	4,457
	Cameco Corp.	159,710	4,388
	Shoppers Drug Mart Corp.	87,700	3,664
	Agnico-Eagle Mines Ltd.	61,724	3,621
	National Bank of Canada	64,843	3,498
	Power Financial Corp.	116,600	3,382
	Canadian Pacific Railway Ltd.	68,100	3,028
	Husky Energy Inc.	101,842	2,997
	Agrium, Inc.	64,300	2,955

	Shaw Communications Inc.	162,300	2,849
	Thomson Reuters Corp.	77,723	2,510
	BCE Inc.	102,705	2,358
	Magna International	44,833	2,268
	Bombardier Inc. Class B	574,715	2,038
	Great-West Lifeco Inc.	76,466	1,838
	IGM Financial, Inc.	40,966	1,711
	TransAlta Corp.	81,543	1,624
	Canadian Tire Corp. Class A	30,702	1,541
	Loblaw Cos., Ltd.	47,097	1,495
	George Weston Ltd.	21,500	1,172
*	CGI Group Inc.	113,378	1,153
	Brookfield Properties Corp.	121,350	1,132
	Finning International Inc.	70,260	1,085
	Saputo Inc.	40,990	896
	Canadian Utilities Ltd.	23,621	803
	Telus Communications Inc.	23,737	685
	Telus Corp.-Non Voting Shares	20,183	557
	Bombardier Inc. Class A	28,833	102

			331,507
Chile (0.3%)
	Empresa Nacional de Electricidad SA ADR	61,574	3,036
	Empresas Copec SA	202,942	2,584
	Enersis SA ADR	119,421	2,292
	Sociedad Quimica y Minera de Chile SA ADR	57,270	2,050
	S.A.C.I. Falabella SA	358,647	1,478
	CAP SA	42,367	985
	Banco Santander Chile SA ADR	19,218	944
	Colburn SA	2,682,854	676
	Cencosud SA	241,807	661
	Banco de Chile	8,770,824	649
	Empresa Nacional de Telecomunicaciones SA	36,070	498
	Lan Airlines SA	38,748	476
	AES Gener SA	922,984	418
	Compania Cervecerias Unidas SA	34,300	233
	Corpbanca	33,738,924	204
	Embotelladora Andina SA Pfd. Class B	2,200	7

			17,191
China (4.3%)
	China Mobile (Hong Kong) Ltd.	2,442,000	25,625
	China Construction Bank	27,388,000	21,998
	China Life Insurance Co., Ltd.	3,014,000	13,348
	Industrial and Commercial Bank of China Ltd. Class H	16,753,000	12,030
	Bank of China	23,085,000	11,473
	PetroChina Co. Ltd.	8,592,000	10,123
	CNOOC Ltd.	7,221,000	9,608
^	Ping An Insurance (Group) Co. of China Ltd.	779,000	6,878
	China Petroleum & Chemical Corp.	6,860,000	6,116
	China Shenhua Energy Co. Ltd. H Shares	1,394,000	5,666
	China Overseas Land & Investment Ltd.	1,749,760	4,304
	China Unicom Ltd.	2,892,182	4,163
	Tencent Holdings Ltd.	286,400	3,860
	China Telecom Corp. Ltd.	6,618,000	3,442

^	China Merchants Bank Co., Ltd. Class H	1,461,550	3,427
	Bank of Communications Ltd. Class H	2,747,000	3,363
	China Coal Energy Co.	1,977,000	2,758
	China Citic Bank	3,923,700	2,725
	China Communications Construction Co., Ltd.	1,903,000	2,461
^	Tingyi Holding Corp.	1,212,000	2,244
	China Resources Land Ltd.	814,000	1,984
^	Aluminum Corp. of China Ltd.	1,682,000	1,945
	Hengan International Group Co. Ltd.	332,622	1,934
	China National Building Material Co., Ltd.	872,000	1,893
	China Merchants Holdings International Co. Ltd.	552,000	1,817
	Fujian Zijin Mining Industry Co., Ltd.	1,748,000	1,624
	China Resources Power Holdings Co., Ltd.	602,400	1,555
*	China Railway Group, Ltd.	1,703,000	1,530
	Beijing Datang Power Generation Co., Ltd.	2,274,000	1,490
^	China COSCO Holdings Co., Ltd.	1,027,800	1,479
	Denway Motors Ltd.	2,934,000	1,455
	Sino-Ocean Land Holdings Ltd.	1,309,000	1,395
	CITIC Pacific Ltd.	484,000	1,376
	China Resources Enterprise Ltd.	548,000	1,367
*	BYD Co. Ltd.	241,100	1,334
^,*	Alibaba.com, Ltd.	577,000	1,322
	Anhui Conch Cement Co. Ltd.	174,000	1,256
^	Want Want China Holdings Ltd.	2,031,000	1,209
	GOME Electrical Appliances Holdings Ltd.	4,173,940	1,203
	Huaneng Power International, Inc. H Shares	1,526,000	1,195
	Jiangxi Copper Co. Ltd.	517,000	1,188
	Yanzhou Coal Mining Co. Ltd. H Shares	760,000	1,176
	Lenovo Group Ltd.	2,450,000	1,160
*	PICC Property and Casualty Co., Ltd.	1,438,000	1,117
	Shanghai Industrial Holding Ltd.	200,000	1,081
	Shimao Property Holdings Ltd.	533,594	1,070
*	China Mengniu Dairy Co., Ltd.	445,000	1,063
	Dongfeng Motor Corp.	998,000	1,059
	Belle International Holdings Ltd.	1,002,000	1,012
	CNPC Hong Kong Ltd.	970,000	981
^	Li Ning Co., Ltd.	292,000	964
	China Everbright Ltd.	306,000	954
^	Angang Steel Co., Ltd.	410,000	926
	Shanghai Electric Group Co., Ltd. Class H	1,766,000	925
	Inner Mongolia Yitai Coal Co., Ltd.	147,400	902
^,*	China Insurance International Holdings Co., Ltd.	280,000	843
	Cosco Pacific Ltd.	598,000	832
	China Railway Construction Corp.	514,200	819
	Agile Property Holdings, Inc.	580,000	817
	Guangzhou R&F Properties Co. Ltd.	371,600	816
	Chaoda Modern Agriculture Holdings Ltd.	1,187,884	803
	China Shipping Development Co.	524,000	790
*	Air China Ltd.	1,216,000	782
	China Vanke Co., Ltd.	525,040	751
	Beijing Enterprises Holdings Ltd.	138,000	693
	China Oilfield Services Ltd.	622,000	675
	Zhejiang Expressway Co., Ltd.	694,000	671
	Country Garden Holdings Co.	1,337,960	627
	Fosun International	774,500	619

	Sinofert Holdings, Ltd.	1,128,000	616
^,*	China Shipping Container Lines Co. Ltd.	1,538,700	600
	China International Marine Containers (Group) Co., Ltd.	497,837	591
	China High Speed Transmission Equipment Group Co., Ltd.	219,000	547
^,*	Maanshan Iron and Steel Co. Ltd.	648,000	502
	Nine Dragons Paper Holdings Ltd.	486,000	499
*	Hidili Industry Int'l Development Ltd.	429,000	493
	Parkson Retail Group Ltd.	294,000	489
	China National Materials Co., Ltd.	495,000	467
^	Soho China	717,000	455
	Huabao International Holdings Ltd.	435,000	453
	Tsingtao Brewery Co., Ltd.	130,000	451
^	ZTE Corp.	101,348	441
*	Beijing Capital International Airport Co., Ltd.	616,000	438
	China South Locomotive and Rolling Stock Corp.	702,000	434
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	432,770	433
	China Bluechemical, Ltd.	762,000	427
	China Yurun Food Group Ltd.	264,000	417
	Greentown China Holdings Ltd.	269,500	416
	Guangzhou Investment Co. Ltd.	1,896,000	410
	Anta Sports Products Ltd.	273,000	409
	Jiangsu Expressway Co. Ltd. H Shares	466,000	407
	China Huiyuan Juice Ltd.	508,000	405
	Yangzijiang Shipbuilding Holdings Ltd.	652,000	405
	Yantai Changyu Pioneer Wine Co., Ltd.	62,100	400
	China Communication Services Corp. Ltd.	618,000	392
	Hopson Development Holdings Ltd.	240,000	384
*	Sinopec Shanghai Petrochemical Co. Ltd.	828,000	379
	Shui On Land Ltd.	521,400	368
	China Agri-Industries Holdings Ltd.	496,000	367
	Weichai Power Co., Ltd. Class H	79,000	360
	Dongfang Electrical Corp Ltd.	73,200	358
	Guangdong Investment Ltd.	604,000	338
	KWG Property Holding, Ltd.	444,000	338
*	Semiconductor Manufacturing International Corp.	5,772,000	311
	China Molybdenum Co. Ltd.	340,000	310
	Shenzhen Investment Ltd.	620,808	309
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	163,790	306
	New World China Land Ltd.	444,000	280
	TPV Technology Ltd.	512,000	278
	Shenzhen International Holdings Ltd.	3,667,500	274
	Beijing North Star Co. Ltd.	620,000	265
	Harbin Power Equipment Co., Ltd.	216,000	255
	Zhaojin Mining Industry Co. Ltd.	151,000	250
	Great Wall Motor Co., Ltd.	218,000	248
	China Travel International	990,000	246
^,*	China Southern Airlines Co. Ltd.	675,000	242
^,*	China Eastern Airlines Corp. Ltd.	748,000	242
	The Guangshen Railway Co., Ltd.	498,000	240
	China Foods Ltd.	388,000	239
*	CITIC Resources Holdings Ltd.	719,300	229
	China Merchants Property Development Co., Ltd.	96,850	227

	Hopewell Highway Infrastructure Ltd.	356,600	218
*	Huadian Power International Corp. Ltd.	552,000	211
	TravelSky Technology Ltd.	279,000	202
	Sinotrans Ltd.	794,000	200
	Lianhua Supermarket Holdings Ltd. Class H	105,000	193
	Dazhong Transportation Group Co., Ltd. B Shares	225,900	188
	Shandong Chenming Paper Holdings Ltd. Class B	239,700	186
	Weiqiao Textile Co. Ltd.	287,500	181
	Shenzhen Expressway Co. Ltd.	338,000	171
*	Zhejiang Southeast Electric Power Co., Ltd.	299,200	171
	Chongqing Changan Automobile Co., Ltd.	264,756	165
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	656,000	162
	Guangdong Electric Power Development Co., Ltd.	283,660	157
	CSG Holding Co. Ltd.	178,107	157
	Anhui Expressway Co., Ltd.	220,000	136
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	153,000	125
	Bengang Steel Plates Co., Ltd.	172,200	116
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	99,640	115
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	109,000	106
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	72,200	103
*	BOE Technology Group Co., Ltd.	378,500	101
	Foshan Electrical and Lighting Co., Ltd.	85,820	64
^	Guangzhou Shipyard International Co. Ltd.	28,000	57
	Global Bio-chem Technology Group Co. Ltd.	284,000	55
*	Hainan Airlines, Co., Ltd.	35,200	19
	Shanghai Jinjiang International Hotels DevelopmentCo., Ltd. Class B	2,700	4
	Shanghai Friendship Group Inc. Co. Class B	3,190	3
*	Shanghai Haixan Group Co. Ltd. Class B	8,200	3
*	Guangdong Provincial Expressway Development Co., Ltd.	6,100	3
*	Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. Class B	3,500	3
*	Huadian Energy Co. Ltd.	7,600	3
	Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	2,800	3
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,100	3
	Jiangling Motors Corp. Ltd.	1,800	2
	Guangzhou Pharmaceutical Co., Ltd.	4,000	2
	Jinzhou Port Co., Ltd.	3,960	2
*	Double Coin Holdings, Ltd. Class B	4,300	2
	Weifu High-Technology Co., Ltd.	2,000	1
	Tianjin Capital Environmental Protection Co., Ltd.	4,000	1
*	Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	2,100	1

			235,326
Colombia (0.0%)
	Bancolombia SA ADR	39,083	1,255

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	95,891	5,155
	Cesky Telecom a.s.	53,309	1,449

	Komercni Banka a.s.	6,377	1,099
	Unipetrol a.s.	34,935	229

			7,932
Denmark (0.7%)
	Novo Nordisk A/S B Shares	214,454	12,549
*	Danske Bank A/S	285,068	5,915
*	Vestas Wind Systems A/S	81,713	5,752
	Carlsberg A/S B Shares	47,718	3,312
	AP Moller-Maersk A/S B Shares	510	3,176
	AP Moller-Maersk A/S A Shares	464	2,809
	Novozymes A/S	21,304	1,915
	Coloplast A/S B Shares	12,937	946
	Danisco A/S	18,720	915
*	FLS Industries A/S B Shares	19,400	842
*	Jyske Bank A/S	18,722	690
*	William Demant A/S	9,300	551
	H. Lundbeck A/S	22,500	437
	Rockwool International A/S	1,437	112

			39,921
Egypt (0.1%)
	Orascom Construction Industries GDR	54,222	2,157
*	Orascom Telecom Holding SAE GDR	51,185	1,771

			3,928
Finland (0.8%)
	Nokia Oyj	1,499,326	20,160
	Sampo Oyj A Shares	236,298	4,923
	Fortum Oyj	177,872	4,123
	Kone Oyj	69,067	2,352
	UPM-Kymmene Oyj	201,261	2,108
	Stora Enso Oyj R Shares	237,233	1,508
^	Neste Oil Oyj	99,781	1,412
	Wartsila Oyj B Shares	39,280	1,407
	Metso Oyj	54,016	1,140
	Nokian Renkaat Oyj	48,450	1,026
	Outokumpu Oyj A Shares	50,524	991
	Rautaruuki Oyj	38,000	822
	Kesko Oyj	23,200	612
	Sanoma Oyj	19,072	328

			42,912
France (7.9%)
	Total SA	971,933	53,904
	BNP Paribas SA	367,525	26,686
	Sanofi-Aventis	398,584	26,078
	GDF Suez	664,410	25,385
	France Telecom SA	786,971	19,629
	Axa	844,107	17,818
	ArcelorMittal (Amsterdam Shares)	456,006	16,434
	Societe Generale Class A	234,282	15,020
	Groupe Danone	256,417	13,727
	LVMH Louis Vuitton Moet Hennessy	148,421	13,391
	Carrefour SA	284,300	13,331
	Vivendi SA	470,344	12,057
	Air Liquide SA	105,020	10,971

	L'Oreal SA	121,668	10,551
	Vinci SA	199,043	10,131
	Schneider Electric SA	98,356	8,929
	Pernod Ricard SA	104,748	8,126
	Cie. de St. Gobain SA	197,489	7,987
	Alstom	114,101	7,835
	Veolia Environnement	189,480	6,513
	Lafarge SA	87,517	6,322
	Unibail Co.	32,606	5,696
	Credit Agricole SA	360,225	5,131
	Electricite de France	102,168	5,060
^	Hermes International	32,629	4,904
	Essilor International SA	85,348	4,731
	Bouygues SA	105,437	4,479
	PPR	39,140	4,359
	Accor SA	92,018	3,929
*	Renault SA	87,061	3,700
	Compagnie Generale des Etablissements Michelin SA	43,586	3,146
	Vallourec SA	21,925	2,885
	Suez Environnement SA	147,892	2,818
	Cap Gemini SA	58,639	2,710
	SES Global Fiduciary Depositary Receipts	135,944	2,688
	Technip SA	44,310	2,683
	Christian Dior SA	29,713	2,577
*	Alcatel-Lucent	925,001	2,562
^	European Aeronautic Defence and Space Co.	130,533	2,490
	Sodexho Alliance SA	46,509	2,450
	STMicroelectronics NV	279,084	2,134
*	PSA Peugeot Citroen	69,998	2,121
	Publicis Groupe SA	57,409	2,036
	Lagardere S.C.A.	51,584	1,925
^	Eiffage SA	28,696	1,912
	CNP Assurances	17,946	1,637
	Thales SA	33,628	1,423
	Safran SA	87,490	1,353
^,*	Atos Origin SA	29,189	1,331
	Eramet SLN	4,725	1,328
	Casino Guichard-Perrachon SA	17,860	1,227
	Dassault Systemes SA	24,067	1,204
*	Compagnie Generale de Geophysique SA	58,512	1,187
	Legrand SA	46,415	1,136
	Bureau Veritas SA	22,516	1,066
	Societe Television Francaise 1	67,463	1,041
	Eutelsat Communications	36,387	1,015
	Klepierre	35,471	1,014
	Aeroports de Paris (ADP)	11,877	958
*	Natixis	359,766	934
	Imerys SA	15,579	830
	Societe BIC SA	13,809	828
*	Valeo SA	29,436	780
*	Air France	59,612	750
	Arkema	24,274	697
	Societe des Autoroutes Paris-Rhin-Rhone	9,430	678
	Gecina SA	7,670	631

	PagesJaunes SA	56,431	608
^,*	JCDecaux SA	27,785	572
	Eurazeo	11,409	517
	Ciments Francais SA	4,192	409
	Wendel Investissement	8,815	351
	Euler Hermes SA	4,950	292

			435,748
Germany (5.6%)
	E.On AG	813,788	30,748
	Siemens AG	371,828	29,632
	Daimler AG (Registered)	416,546	19,303
	Bayer AG	309,955	18,995
	BASF AG	374,568	18,734
	Allianz AG	182,440	18,013
	SAP AG	373,960	17,612
	Deutsche Telekom AG	1,331,863	17,087
	Deutsche Bank AG	251,688	16,266
	RWE AG	159,781	13,480
	Volkswagen AG	35,792	12,843
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	83,595	12,652
	Deutsche Boerse AG	79,614	6,300
	Deutsche Post AG	365,262	5,772
	Bayerische Motoren Werke AG	121,054	5,586
	Linde AG	51,268	4,833
	ThyssenKrupp AG	155,457	4,777
	Fresenius Medical Care AG	88,641	4,071
	Man AG	57,434	3,964
	K&S AG	67,622	3,786
	Metro AG	64,973	3,763
	Adidas AG	81,328	3,434
	Volkswagen AG Pfd.	42,516	3,331
*	Commerzbank AG	358,069	2,805
	Henkel AG & Co. KGaA	74,451	2,736
	Merck KGaA	25,722	2,392
	Porsche AG	35,870	2,336
	Beiersdorf AG	39,123	1,970
	Salzgitter AG	18,951	1,915
^,*	Infineon Technologies AG	446,095	1,827
	Fresenius AG Pfd.	31,818	1,802
	Henkel KGaA	54,253	1,707
	Hochtief AG	21,839	1,311
	Deutsche Lufthansa AG	92,615	1,250
	GEA Group AG	76,294	1,247
*	Hannover Rueckversicherung AG	24,301	990
	Lanxess	33,740	980
*	Deutsche Postbank AG	35,370	975
	Celesio AG	34,967	931
^	Solarworld AG	32,789	795
	Wacker Chemie AG	5,963	794
*	TUI AG	108,447	697
	Puma AG	2,635	670
	Fresenius AS	13,541	665
	Fraport AG	14,025	642

	Hamburger Hafen und Logistik AG	10,475	480
	Suedzucker AG	22,494	474
^	HeidelbergCement AG	9,448	412
^,*	Q-Cells AG	17,397	312
	Aachener & Muenchener Beteiligungs AG (Bearer)	2,925	241
*	Hypo Real Estate Holding AG	69,814	149
*	Arcandor AG	37,572	23

			308,510
Greece (0.4%)
*	National Bank of Greece SA ADR	1,064,005	6,310
	Hellenic Telecommunications Organization SA ADR	339,111	2,659
	Greek Organization of Football Prognostics	96,635	2,316
*	Alpha Credit Bank SA	158,275	2,084
*	EFG Eurobank Ergasias	155,154	2,029
*	Bank of Piraeus	135,375	1,608
	Coca-Cola Hellenic Bottling Co. SA	59,098	1,346
*	National Bank of Greece SA	39,293	1,145
*	Public Power Corp.	44,570	970
	Marfin Financial Group SA	213,554	893
	Titan Cement Co. SA	21,806	631
	Hellenic Petroleum SA	42,940	444
*	Commercial Bank of Greece SA	34,243	256

			22,691
Hong Kong (2.1%)
	Sun Hung Kai Properties Ltd.	780,409	11,849
	Hutchison Whampoa Ltd.	1,291,000	9,650
	Cheung Kong Holdings Ltd.	712,000	9,177
	Hong Kong Exchanges & Clearing Ltd.	449,300	8,436
	Hang Seng Bank Ltd.	311,300	5,048
	CLP Holdings Ltd.	740,500	5,033
	Hong Kong & China Gas Co., Ltd.	2,004,850	4,480
	Swire Pacific Ltd. A Shares	380,000	4,263
	Hong Kong Electric Holdings Ltd.	658,000	3,628
	Boc Hong Kong Holdings Ltd.	1,692,237	3,589
	Li & Fung Ltd.	1,192,000	3,512
	Hang Lung Properties Ltd.	858,000	3,135
	Henderson Land Development Co. Ltd.	458,466	3,021
	Esprit Holdings Ltd.	375,300	2,703
	Wharf Holdings Ltd.	574,250	2,694
	New World Development Co., Ltd.	1,109,000	2,640
	Hang Lung Development Co., Ltd.	479,000	2,476
	Bank of East Asia Ltd.	722,400	2,398
	MTR Corp.	661,000	2,394
	Sino Land Co.	944,000	1,921
	Link REIT	837,843	1,901
	Wing Hang Bank Ltd.	151,500	1,452
	Kerry Properties Ltd.	243,500	1,253
	Hopewell Holdings Ltd.	345,000	1,124
	Shangri-La Asia Ltd.	636,514	1,014
	Kingboard Chemical Holdings Ltd.	303,000	959
	Cathay Pacific Airways Ltd.	593,015	922
	Wheelock and Co. Ltd.	320,000	907
	Techtronic Industries Co., Ltd.	1,060,500	881
	Hysan Development Co., Ltd.	275,000	751

	Cheung Kong Infrastructure Holdings Ltd.	177,000	644
	Chinese Estates Holdings	367,000	643
*	Foxconn International Holdings Ltd.	834,000	582
	First Pacific Co. Ltd.	838,000	539
	Television Broadcasts Ltd.	114,000	498
	Orient Overseas International Ltd.	87,000	486
	PCCW Ltd.	1,748,000	477
	ASM Pacific Technology Ltd.	67,500	457
	Yue Yuen Industrial (Holdings) Ltd.	168,000	456
	Guoco Group	46,000	434
	NWS Holdings Ltd.	210,000	404
^	Hong Kong Aircraft & Engineering Co., Ltd.	28,800	393
	Lifestyle International Holdings, Ltd.	235,000	356
	C C Land Holdings Ltd.	450,000	337
	Shun Tak Holdings Ltd.	411,000	336
	Industrial and Commercial Bank of China (Asia) Ltd.	171,777	324
	Hong Kong and Shanghai Hotels Ltd.	274,000	314
	Cafe De Coral Holdings Ltd.	140,000	295
	Great Eagle Holdings Ltd.	106,000	245
^,*	Mongolia Energy Corp. Ltd.	630,000	241
	Lee & Man Paper Manufacturing Ltd.	150,400	236
	Dah Sing Financial Group	48,400	221
	Kowloon Development Co., Ltd.	216,000	219
*	Johnson Electric Holdings Ltd.	699,500	206
	Texwinca Holdings Ltd.	248,000	194
^,*	Melco International Development Corp.	252,000	163
^,*	Galaxy Entertainment Group Ltd.	468,000	142
	Chong Hing Bank Ltd.	72,000	129
	Hutchinson Harbour Ring Ltd.	1,352,000	103
	Hutchison Telecommunications International Ltd.	370,000	96
	Giordano International Ltd.	274,000	85
*	Hutchison Telecommunications Hong Kong Holdings Ltd.	543,000	84
	Dah Sing Banking Group Ltd.	2,800	3
	Fubon Bank (Hong Kong) Ltd.	6,000	3
	Public Financial Holdings Ltd.	4,000	2

			113,558
Hungary (0.1%)
^,*	OTP Bank Nyrt.	114,110	2,436
*	MOL Hungarian Oil and Gas Nyrt.	33,011	2,424
	Richter Gedeon Nyrt.	5,985	1,180
	Magyar Tavkozlesi Nyrt.	167,959	611

			6,651
India (2.2%)
	Infosys Technologies Ltd. ADR	235,713	10,143
*	Reliance Industries Ltd. GDR	113,219	9,169
	ITC Ltd.	1,111,861	5,793
	Larsen & Toubro Ltd.	174,070	5,487
	Bharti Airtel Ltd.	605,014	5,204
	Housing Development Finance Corp. Ltd.	82,532	4,381
	ICICI Bank Ltd. ADR	122,243	3,832
*	Reliance Industries Ltd.	87,227	3,558
	HDFC Bank Ltd. ADR	33,869	3,311
	Oil and Natural Gas Corp. Ltd.	116,942	2,842

	State Bank of India GDR	35,927	2,700
	Bharat Heavy Electricals Ltd.	57,351	2,676
	Wipro Ltd. ADR	161,782	2,349
	Tata Iron and Steel Co. Ltd.	219,855	2,120
	Hindustan Lever Ltd.	343,799	2,087
	Axis Bank Ltd.	104,336	1,999
	Reliance Communication Ventures	319,390	1,837
	Tata Consultancy Services Ltd.	163,966	1,801
	Jaiprakash Associates Ltd.	346,729	1,740
	NTPC Ltd.	354,208	1,600
	Grasim Industries Ltd.	26,850	1,538
	Sterlite Industries (India) Ltd.	110,674	1,492
	Jindal Steel & Power Ltd.	24,050	1,477
*	Essar Oil Ltd.	445,017	1,403
	Unitech, Ltd.	714,820	1,350
	Cipla Ltd.	227,664	1,306
	Dr. Reddy's Laboratories Ltd. ADR	71,197	1,193
	Reliance Energy Ltd.	44,799	1,129
	Tata Power Co. Ltd.	41,244	1,121
	Satyam Computer Services Ltd. ADR	217,108	1,094
	Infrastructure Development Finance Co., Ltd.	381,605	1,074
	Hero Honda Motors Ltd.	31,935	1,072
	Gail India Ltd.	148,760	1,032
	Bajaj Auto Ltd.	39,622	1,010
	Hindalco Industries Ltd.	465,627	976
	Maruti Udyog Ltd.	31,648	935
	Punjab National Bank Ltd.	62,947	908
*	Reliance Petroleum Ltd.	351,474	891
	Reliance Capital Ltd.	47,004	870
	Tata Communications Ltd. ADR	41,854	853
	JSW Steel Ltd.	56,995	831
	Steel Authority of India Ltd.	226,226	828
*	Reliance Natural Resources, Ltd.	447,240	781
*	Idea Cellular Ltd.	471,514	778
	Sesa Goa Ltd.	153,719	773
	DLF Ltd.	83,666	692
	Siemens India Ltd.	68,366	688
	Kotak Mahindra Bank	49,570	678
*	Cairn India Ltd.	135,221	666
*	GMR Infrastructure Ltd.	208,240	623
	Adani Exports, Ltd.	34,649	601
*	Reliance Power Ltd.	168,892	596
	Mahindra & Mahindra Ltd.	32,768	587
	Power Grid Corp of India Ltd	218,991	538
	Sun Pharmaceutical Industries Ltd.	21,819	534
	Nestle India Ltd.	11,175	514
	Mahanagar Telephone Nigam Ltd. ADR	119,826	504
	Hindustan Petroleum Corp., Ltd.	66,259	483
	Indian Oil Corporation Ltd.	41,909	478
	Lupin Ltd.	23,034	458
	Tata Motors Ltd.	51,905	456
	Aditya Birla Nuvo Ltd.	24,593	451
	Asea Brown Boveri India Ltd.	29,788	436
	Crompton Greaves, Ltd.	65,413	404
	Nicholas Piramal India Ltd.	61,220	399

	Bank of India	57,241	393
	United Spirits Ltd.	18,286	388
	Bharat Petroleum Corp. Ltd.	37,664	373
	Ambuja Cements Ltd.	161,875	367
	Mphasis Ltd.	36,453	362
	Mundra Port and Special Economic Zone Ltd.	28,507	359
	HCL Technologies Ltd.	71,059	358
	Union Bank of India Ltd.	71,623	350
	Colgate-Palmolive (India) Ltd.	24,828	346
	Tata Chemicals Ltd.	62,948	335
	Suzlon Energy Ltd.	160,273	334
	Divi's Laboratories Ltd.	27,520	308
	Punj Lloyd Ltd.	58,669	302
	Zee Entertainment Enterprises	75,798	294
	Bajaj Finserv Ltd.	41,473	294
	Indiabulls Financial Services Ltd.	69,402	289
	Ultratech Cemco Ltd.	17,275	288
	Associated Cement Cos. Ltd.	15,555	286
	Bharat Forge Ltd.	64,586	284
	Bajaj Holdings and Investment Ltd.	27,139	266
	Dabur India Ltd.	91,314	262
	Canara Bank Ltd.	43,405	260
	Bharat Electronics Ltd.	8,385	258
*	Glenmark Pharmaceuticals Ltd.	48,507	252
	Financial Technologies (India) Ltd.	8,548	252
	Aban Offshore Ltd.	10,979	239
*	Ranbaxy Laboratories Ltd.	39,100	229
	Great Eastern Shipping Co.	42,250	227
*	Oracle Financial Services Software	6,601	212
	Industrial Development Bank of India Ltd.	90,684	201
	Power Finance Corp.	40,963	200
*	Lanco Infratech Ltd.	22,964	197
	Bank of Baroda	20,753	189
	Housing Development & Infrastructure Ltd.	32,276	186
	National Aluminium Co., Ltd.	27,594	178
	Oriental Bank of Commerce	45,741	164
	Ashok Leyland Ltd.	206,714	157
*	Tata Teleservices Maharashtra Ltd.	201,283	145
	Tech Mahindra Ltd.	6,673	118
	Shipping Corp. of India Ltd.	38,874	109
	Corporation Bank	14,895	108
	Hindustan Zinc Ltd.	4,543	66
*	Mangalore Refinery and Petrochemicals Ltd.	34,553	61
*	Neyveli Lignite Corp., Ltd.	21,045	61
	Godrej Industries Ltd.	17,213	55
	Sun TV Network Ltd.	7,768	44
	Castrol (India) Ltd.	358	3
*	Jet Airways (India) Ltd.	250	1

			123,140
Indonesia (0.4%)
	PT Astra International Tbk	1,254,500	3,700
	PT Telekomunikasi Indonesia Tbk	4,016,000	3,591
	PT Bumi Resources Tbk	8,498,500	2,393
	PT Bank Central Asia Tbk	4,892,500	1,856

	PT Bank Rakyat Indonesia Tbk	2,368,000	1,740
	PT Perusahaan Gas Negara Tbk	3,712,000	1,309
	PT United Tractors Tbk	964,500	1,256
	PT Bank Mandiri Tbk	1,870,000	788
	PT Unilever Indonesia Tbk	657,500	767
	PT Tambang Batubara Bukit Asam Tbk	334,000	457
	PT Semen Gresik Tbk	762,000	457
	PT Indonesian Satellite Corp. Tbk	775,500	425
	PT Indocement Tunggal Prakarsa Tbk (Local)	431,500	404
	PT Astra Agro Lestari Tbk	197,000	383
	PT Indofood Sukses Makmur Tbk	1,671,000	383
	PT Gudang Garam Tbk	249,500	354
*	PT International Nickel Indonesia Tbk	776,500	336
	PT Aneka Tambang Tbk	1,489,500	330
	PT Bank Danamon Tbk	642,735	313
*	PT Bank Indonesia Tbk	3,537,000	256

			21,498
Ireland (0.3%)
	CRH PLC	276,248	6,648
*	Elan Corp. PLC	179,876	1,435
*	Bank of Ireland	491,790	1,404
	Kerry Group PLC A Shares	53,708	1,272
*	Ryanair Holdings PLC ADR	44,082	1,248
	Allied Irish Banks PLC	374,651	933
	Irish Life & Permanent PLC	104,335	512
*	Ryanair Holdings PLC	58,749	261
*	Elan Corp. PLC (London Shares)	13,212	105
*	Anglo Irish Bank Corp. PLC	236,607	73

			13,891
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	359,874	19,218
	Israel Chemicals Ltd.	219,811	2,542
	Bezeq Israeli Telecommunication Corp., Ltd.	771,650	1,535
	Bank Hapoalim Ltd.	400,952	1,318
	Bank Leumi Le-Israel	252,960	853
*	NICE Systems Ltd.	26,026	715
	Makhteshim-Agan Industries Ltd.	136,115	706
	Partner Communications Co. Ltd.	32,200	613
	The Israel Corp. Ltd.	833	556
	Perrigo Co.	18,502	519
	Elbit Systems Ltd.	7,800	518
	Cellcom Israel Ltd.	17,342	489
	Perrigo Co. (U.S.Shares)	16,896	459
*	United Mizrahi Bank Ltd.	37,300	276
	Israel Discount Bank Ltd.	151,600	251
	Discount Investment Corp. Ltd.	10,600	247
	Delek Group, Ltd.	1,340	230
	Osem Investment Ltd.	18,900	228
	Koor Industries Ltd.	7,600	213
	Paz Oil Company Ltd.	1,278	193
*	Migdal Insurance Holdings Ltd.	119,900	188
*	Harel Insurance Investments Ltd.	4,300	185
	IDB Holding Corp., Ltd.	8,014	169
	Gazit-Globe (1982) Ltd.	23,091	162

	Clal Industries and Investments Ltd.	22,500	108
*	Africa-Israel Investments Ltd.	5,300	108
	Strauss Group Ltd.	7,400	89
	Super Sol Ltd.	20,400	81
	Ormat Industries Ltd.	7,805	68
	Oil Refineries Ltd.	136,313	64
*	Elbit Medical Imaging Ltd.	2,156	55
*	Hot Telecommunication System Ltd.	4,100	39
*	Clal Insurance Enterprise Holdings Ltd.	200	4
	Delek Automotive Systems Ltd.	100	1
*	First International Bank of Israel Ltd. -ILS .05 Par	82	1
	Property & Building Corp.	7	—
	Given Imaging Ltd.		—

			33,001
Italy (2.6%)
	Eni SpA	1,110,110	25,940
*	UniCredit SpA	6,835,962	19,947
	Enel SpA	2,828,715	15,372
*	Intesa Sanpaolo SpA	3,597,864	13,378
	Assicurazioni Generali SpA	569,324	12,975
	Telecom Italia SpA	5,395,280	8,446
	Atlantia SpA	178,007	3,933
	Unione Di Banche Italiane ScpA	267,774	3,740
*	Fiat SpA	333,702	3,704
	Saipem SpA	134,104	3,634
	Snam Rete Gas SpA	709,616	3,109
	Telecom Italia SpA RNC	2,482,717	2,803
	Finmeccanica SpA	176,804	2,682
	Mediobanca Banca di Credito Finanziaria SpA	159,381	2,236
	Mediaset SpA	365,368	2,209
	Terna SpA	603,886	2,128
	Banca Monte dei Paschi di Siena SpA	1,131,301	2,123
*	Banco Popolare SpA	258,553	2,088
	Parmalat SpA	682,637	1,707
*	Luxottica Group SpA	56,941	1,435
	Alleanza Assicurazioni SpA	164,815	1,239
	A2A SpA	645,294	1,175
	Banca Popolare di Milano SpA	175,623	1,063
^	Banca Carige SpA	301,506	859
*	Pirelli & C. Accomandita per Azioni SpA	1,624,849	678
	Fondiari-Sai SpA	36,825	617
	Lottomatica SpA	26,858	569
*	Autogrill SpA	56,145	545
	Mediolanum SpA	92,710	529
	Buzzi Unicem SpA	34,994	525
	Exor SpA	30,550	514
^	Italcementi SpA	36,549	479
	Saras SpA Raffinerie Sarde	154,331	431
*	Unipol Gruppo Finanziario SpA	261,033	327
^	Bulgari SpA	51,034	315
*	Unipol Gruppo Finanziario SpA Pfd.	358,434	295
	Edison SpA	205,766	295
	Italcementi SpA Risp.	38,773	270
	Benetton Group SpA	23,857	204

Exor SpA Pfd.	19,822	189
Fondiaria-Sai SpA RNC	12,603	127

		144,834
Japan (15.3%)
Toyota Motor Corp.	1,051,000	44,114
Mitsubishi UFJ Financial Group	4,690,860	28,648
Canon, Inc.	541,100	20,056
Honda Motor Co., Ltd.	557,900	17,841
Sumitomo Mitsui Financial Group, Inc.	410,100	17,457
Matsushita Electric Industrial Co., Ltd.	990,000	15,648
Nintendo Co.	43,000	11,553
Sony Corp.	402,500	11,219
Tokyo Electric Power Co.	412,800	10,568
NTT DoCoMo, Inc.	7,274	10,505
Mitsubishi Corp.	515,800	10,243
Takeda Pharmaceutical Co. Ltd.	248,800	10,023
Nomura Holdings Inc.	1,067,000	9,349
Nippon Telegraph and Telephone Corp.	211,600	8,735
Nippon Steel Corp.	2,069,000	8,236
Mizuho Financial Group, Inc.	3,489,300	8,022
JFE Holdings, Inc.	186,000	7,441
KDDI Corp.	1,384	7,321
Millea Holdings, Inc.	245,600	7,080
Mitsui & Co., Ltd.	563,200	7,017
Shin-Etsu Chemical Co., Ltd.	130,600	7,004
East Japan Railway Co.	122,000	6,971
Mitsubishi Estate Co., Ltd.	418,000	6,938
Seven and I Holdings Co., Ltd.	291,600	6,831
Nissan Motor Co., Ltd.	925,000	6,712
Komatsu Ltd.	409,600	6,651
Mitsui Fudosan Co., Ltd.	359,000	6,574
Kansai Electric Power Co., Inc.	293,100	6,548
Kyocera Corp.	76,800	6,162
Fanuc Co., Ltd.	73,000	5,965
Japan Tobacco, Inc.	2,044	5,907
Astellas Pharma Inc.	152,900	5,808
Chubu Electric Power Co.	236,900	5,706
Toshiba Corp.	1,248,000	5,508
Mitsubishi Heavy Industries Ltd.	1,380,000	5,501
Denso Corp.	180,800	5,305
Kao Corp.	231,000	5,240
Fuji Photo Film Co., Ltd.	156,500	5,032
Mitsubishi Electric Corp.	665,000	4,846
Softbank Corp.	220,800	4,677
Murata Manufacturing Co., Ltd.	93,300	4,544
Kirin Brewery Co., Ltd.	303,000	4,514
Mitsui Sumitomo Insurance Group Holdings, Inc.	172,200	4,399
Bridgestone Corp.	250,600	4,335
Suzuki Motor Corp.	164,800	4,144
Sumitomo Realty & Development Co.	201,000	4,122
Fujitsu Ltd.	630,000	4,120
Central Japan Railway Co.	680	4,090
Daiichi Sankyo Co., Ltd.	224,700	4,053
Sumitomo Corp.	382,000	3,758

	Itochu Corp.	501,000	3,728
	Sharp Corp.	334,000	3,693
	Rohm Co., Ltd.	49,700	3,681
	Sumitomo Metal Industries Ltd.	1,468,000	3,635
	Daiwa Securities Group Inc.	599,000	3,516
	Hitachi Ltd.	1,034,000	3,465
	Terumo Corp.	67,500	3,420
	Sumitomo Metal Mining Co.	227,000	3,414
	Daikin Industries Ltd.	90,900	3,281
	Keyence Corp.	16,610	3,272
	Sumitomo Trust & Banking Co., Ltd.	595,000	3,243
	Hoya Corp.	134,300	3,228
	Eisai Co., Ltd.	90,900	3,225
	Tohoku Electric Power Co.	154,000	3,204
	Tokyo Electron Ltd.	60,600	3,157
	Secom Co., Ltd.	73,300	3,130
^,*	Mitsubishi Motors Corp.	1,666,000	3,067
	Kyushu Electric Power Co., Inc.	142,400	3,066
	Asahi Glass Co., Ltd.	354,000	3,061
	Dai-Nippon Printing Co., Ltd.	209,000	3,051
	Tokyo Gas Co., Ltd.	821,000	3,009
	Sumitomo Chemical Co.	595,000	2,935
	Sumitomo Electric Industries Ltd.	235,800	2,925
	Ricoh Co.	223,000	2,903
	Yamada Denki Co., Ltd.	44,640	2,787
	Marubeni Corp.	596,000	2,736
^	Resona Holdings Inc.	183,000	2,689
	Fast Retailing Co., Ltd.	20,600	2,666
	Hankyu Corp.	578,000	2,656
	Chugoku Electric Power Co., Ltd.	121,200	2,537
	Kintetsu Corp.	532,000	2,473
	Asahi Breweries Ltd.	154,900	2,460
	T & D Holdings, Inc.	83,650	2,442
	Nikon Corp.	120,000	2,397
	Yahoo Japan Corp.	7,191	2,355
	Orix Corp.	37,370	2,351
	SMC Corp.	20,800	2,339
	Aeon Co., Ltd.	240,600	2,333
	Olympus Corp.	81,300	2,328
	Nippon Oil Corp.	440,000	2,328
	Bank of Yokohama Ltd.	427,000	2,305
	Toray Industries, Inc.	456,000	2,277
	NGK Insulators Ltd.	101,000	2,274
	Asahi Kasei Corp.	436,000	2,247
	Kubota Corp.	251,000	2,245
	Osaka Gas Co., Ltd.	668,000	2,223
*	NEC Corp.	632,000	2,206
	Mitsui OSK Lines Ltd.	361,000	2,190
	TDK Corp.	41,400	2,166
	Shikoku Electric Power	70,700	2,117
	Mitsubishi Chemical Holdings Corp.	468,500	2,097
	Shionogi & Co., Ltd.	102,000	2,096
	Inpex Holdings, Inc.	275	2,092
	Toppan Printing Co., Ltd.	205,000	2,087
	West Japan Railway Co.	654	2,084

	Ajinomoto Co., Inc.	211,000	2,015
	Shizuoka Bank Ltd.	204,000	2,001
	Electric Power Development Co., Ltd.	67,400	1,997
^	Yakult Honsha Co., Ltd.	90,900	1,992
	Ibiden Co., Ltd.	59,200	1,958
	Sompo Japan Insurance Inc.	295,000	1,948
	Toyo Seikan Kaisha Ltd.	90,900	1,943
	Shiseido Co., Ltd.	119,000	1,941
	Nitto Denko Corp.	60,600	1,939
	Yamato Holdings Co., Ltd.	131,000	1,938
	Tokyu Corp.	396,000	1,932
	Daito Trust Construction Co., Ltd.	39,100	1,917
	Sekisui House Ltd.	204,000	1,915
^	Odakyu Electric Railway Co.	220,000	1,894
	Daiwa House Industry Co., Ltd.	183,000	1,881
	Kuraray Co., Ltd.	166,500	1,880
	JS Group Corp.	121,100	1,874
	Hokuriku Electric Power Co.	81,700	1,867
	Kobe Steel Ltd.	966,000	1,857
	Taisho Pharmaceutical Co.	96,000	1,843
	Chiba Bank Ltd.	275,000	1,773
	Konica Minolta Holdings, Inc.	160,000	1,735
	NTT Data Corp.	512	1,722
	JTEKT Corp.	151,400	1,711
	Chugai Pharmaceutical Co., Ltd.	91,200	1,663
	Tobu Railway Co., Ltd.	274,000	1,662
	Nidec Corp.	23,000	1,653
	Nippon Yusen Kabushiki Kaisha Co.	387,000	1,648
	Toyoda Automatic Loom Works Ltd.	60,600	1,633
	JSR Corp.	90,900	1,628
	Benesse Holdings, Inc.	37,500	1,621
	Nippon Express Co., Ltd.	347,000	1,589
	Nomura Research Institute, Ltd.	64,100	1,584
	Omron Corp.	97,900	1,579
	Aisin Seiki Co., Ltd.	60,600	1,553
	Mitsui Trust Holding Inc.	441,000	1,530
	Joyo Bank Ltd.	300,000	1,524
	Ono Pharmaceutical Co., Ltd.	34,400	1,524
	Fukuoka Financial Group, Inc.	343,000	1,501
	OJI Paper Co., Ltd.	326,000	1,412
	Nipponkoa Insurance Co., Ltd.	236,000	1,403
	Nippon Mining Holdings Inc.	294,500	1,397
	Toyota Tsusho Corp.	90,800	1,388
	Trend Micro Inc.	40,000	1,376
	Japan Steel Works Ltd.	105,000	1,367
	Kawasaki Heavy Industries Ltd.	534,000	1,367
^,*	Sanyo Electric Co., Ltd.	607,000	1,352
^	SBI Holdings, Inc.	6,660	1,339
	Hirose Electric Co., Ltd.	11,900	1,327
	Advantest Corp.	60,600	1,313
^	Dentsu Inc.	62,200	1,308
	Hokkaido Electric Power Co., Ltd.	66,900	1,300
	Keihin Electric Express Railway Co., Ltd.	155,000	1,290
	Nissin Food Products Co., Ltd.	40,300	1,284
	JGC Corp.	74,000	1,277

	Lawson Inc.	29,800	1,235
	Stanley Electric Co.	59,900	1,234
	Nippon Sanso Corp.	129,000	1,234
	Kurita Water Industries Ltd.	37,200	1,225
^,*	Shinsei Bank, Ltd.	825,000	1,220
	Fuji Heavy Industries Ltd.	303,000	1,215
	Isetan Mitsukoshi Holdings Ltd.	114,640	1,212
	Sankyo Co., Ltd.	20,300	1,207
	Yamaha Corp.	90,900	1,202
	Nippon Paper Group, Inc.	45,600	1,173
	Keio Electric Railway Co., Ltd.	195,000	1,167
	Credit Saison Co., Ltd.	87,300	1,133
	Shimano, Inc.	27,600	1,123
	Toho Co., Ltd.	62,900	1,118
	Hokuhoku Financial Group, Inc.	483,000	1,100
	Makita Corp.	44,600	1,099
	Sumco Corp.	58,900	1,098
	Mitsubishi Materials Corp.	403,000	1,088
	Showa Denko K.K.	586,000	1,087
	Nissan Chemical Industries, Ltd.	81,000	1,085
	Konami Corp.	51,200	1,085
	Isuzu Motors Ltd.	606,000	1,071
	Nippon Electric Glass Co., Ltd.	92,500	1,065
	Brother Industries Ltd.	118,200	1,061
	Uni-Charm Corp.	13,000	1,051
	Yamaguchi Financial Group, Inc.	77,000	1,050
	Furukawa Electric Co.	210,000	1,010
	Kyowa Hakko Kogyo Co.	88,000	1,008
	TonenGeneral Sekiyu K.K.	105,000	1,002
	Aioi Insurance Co., Ltd.	209,000	990
	Sojitz Holdings Corp.	475,100	987
	Sony Financial Holdings, Inc.	320	986
	Oriental Land Co., Ltd.	14,700	983
	THK Co., Inc.	59,600	975
	Mediceo Paltac Holdings Co., Ltd.	77,200	964
	The Hiroshima Bank, Ltd.	232,000	962
	Bank of Kyoto Ltd.	106,000	958
	Matsushita Electric Works, Ltd.	90,000	951
	The Iyo Bank, Ltd.	90,000	940
	Sekisui Chemical Co.	158,000	930
	FamilyMart Co., Ltd.	28,600	930
	Seiko Epson Corp.	60,600	927
^	Keihan Electric Railway Co., Ltd.	212,000	923
	Teijin Ltd.	291,000	919
	Ohbayashi Corp.	207,000	919
	Namco Bandai Holdings Inc.	81,200	910
*	MEIJI Holdings Co., Ltd.	22,545	910
	Nisshin Seifun Group Inc.	74,000	898
*	Mizuho Trust & Banking Co., Ltd.	692,000	889
	The Chugoku Bank, Ltd.	66,000	887
	Mitsubishi Gas Chemical Co.	144,000	885
	Shimizu Corp.	216,000	884
	The Hachijuni Bank Ltd.	151,000	882
	Ube Industries Ltd.	304,000	875
	J. Front Retailing Co., Ltd.	155,400	860

	Sumitomo Heavy Industries Ltd.	179,000	859
	NSK Ltd.	159,000	858
	Mitsumi Electric Co., Ltd.	34,400	842
	Mitsui Chemicals, Inc.	230,000	842
	Kajima Corp.	300,000	839
	Nagoya Railroad Co., Ltd.	252,000	835
	Gunma Bank Ltd.	143,000	829
	Hitachi Chemical Co., Ltd.	40,600	828
	Nitori Co., Ltd.	11,400	818
*	IHI Corp.	486,000	818
	Mazda Motor Corp.	314,000	815
^	Takashimaya Co.	99,000	813
	Nippon Meat Packers, Inc.	66,000	807
	The Suruga Bank, Ltd.	76,000	803
	Marui Co., Ltd.	111,500	800
	The Nishi-Nippon City Bank, Ltd.	311,000	788
	Japan Petroleum Exploration Co., Ltd.	16,000	785
	Taisei Corp.	347,000	785
	Shinko Securities Co., Ltd.	215,000	782
	Santen Pharmaceutical Co., Ltd.	25,200	782
	Tsumura & Co.	24,100	778
	Ushio Inc.	41,300	777
	Tanabe Seiyaku Co., Ltd.	65,000	772
	AEON Mall Co., Ltd.	36,400	767
	Nippon Sheet Glass Co., Ltd.	257,000	765
	Yamaha Motor Co., Ltd.	60,600	750
	Toyo Suisan Kaisha, Ltd.	30,000	748
	Fujikura Ltd.	142,000	748
^	Toto Ltd.	109,000	745
	Nissha Printing Co., Ltd.	13,600	742
	Cosmo Oil Co., Ltd.	248,000	740
	Nisshinbo Industries, Inc.	58,000	739
	Amada Co., Ltd.	115,000	728
	Yokogawa Electric Corp.	92,600	721
	Sapporo Holdings Ltd.	118,000	711
	Citizen Watch Co., Ltd.	130,500	706
	Kawasaki Kisen Kaisha Ltd.	187,000	701
	Mabuchi Motor Co.	14,000	700
	Daicel Chemical Industries Ltd.	108,000	684
	Rinnai Corp.	15,700	684
	Daihatsu Motor Co., Ltd.	61,000	683
	All Nippon Airways Co., Ltd.	242,000	674
	Kamigumi Co., Ltd.	81,000	674
	Casio Computer Co.	82,100	669
	77 Bank Ltd.	113,000	667
	Sega Sammy Holdings Inc.	50,700	666
	Hisamitsu Pharmaceutical Co. Inc.	19,300	664
	Mitsubishi Logistics Corp.	53,000	656
	Toho Gas Co., Ltd.	161,000	648
	The Nanto Bank, Ltd.	108,000	635
	Keisei Electric Railway Co., Ltd.	102,000	634
	NTT Urban Development Corp.	669	631
	Nisshin Steel Co.	329,000	627
*	Mitsui Mining & Smelting Co., Ltd.	228,000	626
	Tokyu Land Corp.	154,000	618

	Mitsui Engineering & Shipbuilding Co., Ltd.	244,000	614
	Minebea Co., Ltd.	152,000	614
	Shimadzu Corp.	79,000	610
	Air Water Inc.	55,000	608
	Kikkoman Corp.	52,000	606
	Idemitsu Kosan Co. Ltd.	7,100	592
	Yamato Kogyo Co., Ltd.	19,000	590
	Shimamura Co., Ltd.	6,500	586
	Kinden Corp.	69,000	578
	Denki Kagaku Kogyo K.K.	178,000	578
	Chiyoda Corp.	68,000	573
	Taiyo Yuden Co., Ltd.	42,000	571
	Susuken Co., Ltd.	18,800	566
	Asics Corp.	60,000	565
	Toyoda Gosei Co., Ltd.	18,100	557
	Alfresa Holdings Corp.	11,000	555
	Hakuhodo DY Holdings Inc.	10,070	552
	Kansai Paint Co., Ltd.	71,000	546
	Maruichi Steel Tube Ltd.	28,400	546
	NOK Corp.	44,700	546
	Dowa Mining Co., Ltd.	120,000	546
	Tokuyama Corp.	72,000	541
^,*	Japan Airlines System Co.	316,000	536
	Sagami Railway	126,000	529
^	Hitachi Construction Machinery Co.	29,900	527
	USS Co., Ltd.	8,440	526
	Tosoh Corp.	179,000	522
	Leopalace21 Corp.	60,300	514
	Nomura Real Estate Holdings Inc.	29,100	510
^	Acom Co., Ltd.	23,970	509
	Dai Nippon Pharmaceutical Co., Ltd.	55,000	509
	Tokyo Steel Manufacturing Co.	45,900	507
	Toyota Boshoku Corp.	25,900	504
	Hitachi Metals Ltd.	51,000	497
	Rengo Co., Ltd.	79,000	495
	NTN Corp.	123,000	495
	Wacoal Corp.	38,000	487
	Taiheiyo Cement Corp.	317,000	477
^	Promise Co., Ltd.	45,450	477
	Yamazaki Baking Co., Ltd.	38,000	476
	Mitsubishi UFJ Lease & Finance Company Ltd.	15,480	471
	Yokohama Rubber Co.	89,000	471
	Tokyo Tatemono Co., Ltd.	95,000	463
^	Daido Steel Co., Ltd.	112,000	462
	NHK Spring Co.	64,000	461
	Yaskawa Electric Corp.	65,000	460
*	Haseko Corp.	478,000	453
	IT Holdings Corp.	22,400	451
	NGK Spark Plug Co.	40,000	439
	JAFCO Co., Ltd.	12,500	436
	Yamatake Corp.	19,800	434
	The Kagoshima Bank, Ltd.	55,000	432
	Komeri Co., Ltd.	15,600	430
*	Elpida Memory Inc.	37,800	429
	The Shiga Bank, Ltd.	69,000	426

	Hamamatsu Photonics Co.	21,700	424
	Q.P. Corp.	40,600	424
	The San-in Godo Bank, Ltd.	45,000	423
	Don Quijote Co., Ltd.	20,300	422
	Seino Transportation Co., Ltd.	54,000	422
	The Hyakujushi Bank Ltd.	89,000	420
	Showa Shell Sekiyu K.K.	37,400	417
	Kaneka Corp.	60,000	416
	Canon Sales Co. Inc.	26,100	415
	Koito Manufacturing Co., Ltd.	28,000	408
	Ezaki Glico Co., Ltd.	38,000	407
	Uny Co., Ltd.	50,000	406
	Mitsubishi Rayon Co., Ltd.	149,000	406
	Ryohin Keikaku Co., Ltd.	9,700	402
	Pacific Metals Co., Ltd.	50,000	397
*	Aozora Bank, Ltd.	287,000	395
	Nishi-Nippon Railroad Co., Ltd.	105,000	393
	Sumitomo Bakelite Co. Ltd.	70,000	393
	Sumitomo Rubber Industries Ltd.	45,300	392
	Nippon Kayaku Co., Ltd.	47,000	389
	The Daishi Bank, Ltd.	98,000	389
^	DeNA Co., Ltd.	126	384
	Higo Bank Ltd.	62,000	379
	Takara Holdings Inc.	57,000	379
	Shimachu Co.	17,800	377
	Coca-Cola West Japan Co., Ltd.	19,200	376
	Nippon Shokubai Co., Ltd.	46,000	376
	Lion Corp.	77,000	370
^	Ito En, Ltd.	23,600	370
	Shinko Electric Industries Co., Ltd.	23,500	369
	Sumitomo Forestry Co.	46,000	366
	The Awa Bank, Ltd.	63,000	365
	Oracle Corp. Japan	9,000	361
	Nippon Paint Co., Ltd.	69,000	358
^	Matsui Securities Co., Ltd.	37,400	357
^,*	CSK Corp.	74,700	355
*	Ebara Corp.	110,000	353
	Capcom Co., Ltd.	17,500	352
*	Sapporo Hokuyo Holdings, Inc.	104,200	351
	The Juroku Bank, Ltd.	96,000	344
	Ogaki Kyoritsu Bank, Ltd.	78,000	344
	Autobacs Seven Co., Ltd.	10,100	343
	Toyobo Ltd.	182,000	341
	The Hokkoku Bank, Ltd.	92,000	340
	Fuji Electric Holdings Co., Ltd.	193,000	337
	The Hyakugo Bank Ltd.	68,000	335
	Nichirei Corp.	87,000	330
	Square Enix Co., Ltd.	14,800	328
	The Musashino Bank, Ltd.	9,200	323
	Toda Corp.	84,000	320
	Onward Kashiyama Co., Ltd.	45,000	320
	Matsumotokiyoshi Holdings Co., Ltd.	14,200	319
	Mochida Pharmaceutical	33,000	315
	Tokai Carbon Co., Ltd.	58,000	309
	DISCO Corp.	5,900	308

	Aeon Credit Service Co. Ltd.	27,100	307
	Dai-Nippon Ink & Chemicals, Inc.	216,000	303
^	ULVAC, Inc.	11,100	298
	Aoyama Trading Co., Ltd.	17,600	297
	Obic Co., Ltd.	1,720	293
	IZUMI Co., Ltd.	21,300	291
	Hitachi Koki Co.	31,800	291
	Sumitomo Osaka Cement Co., Ltd.	151,000	286
	Kokuyo Co., Ltd.	33,600	286
*	Dai-Nippon Screen Manufacturing Co., Ltd.	79,000	285
	Mori Seiki Co.	25,000	281
	Kobayashi Pharmaceutical Co., Ltd.	7,300	281
	Hitachi High-Technologies Corp.	14,300	280
	Itochu Techno-Science Corp.	9,300	279
	The Keiyo Bank, Ltd.	50,000	279
	ABC-Mart Inc.	9,500	272
	House Foods Industry Corp.	19,200	270
	Gunze Ltd.	63,000	270
	Alps Electric Co., Ltd.	47,900	266
	NS Solutions Corp.	14,900	265
	Tokai Rika Co., Ltd.	13,300	264
	Hino Motors, Ltd.	79,000	262
	Asatsu-DK Inc.	11,700	262
	ZEON Corp.	63,000	262
	Fuji Television Network, Inc.	163	260
	Lintec Corp.	13,200	257
	MISUMI Group Inc.	15,600	255
	Dowa Fire & Marine Insurance Co.	54,000	253
	Tokyo Broadcasting System Holdings, Inc.	16,000	251
	Takata Corp.	14,300	250
	Shima Seiki Manufacturing, Ltd.	9,900	248
	Hankyu Department Stores, Inc.	42,000	244
	Circle K Sunkus Co., Ltd.	15,200	240
	Nabtesco Corp.	21,000	238
	The Bank of Nagoya, Ltd.	54,000	236
	Otsuka Corp.	4,500	234
	Nippon Television Network Corp.	1,770	230
	Nipro Corp.	11,000	226
	Hitachi Maxwell	12,300	223
	Sysmex Corp.	5,800	222
	Tokyo Style Co.	27,000	217
	Heiwa Corp.	20,000	216
	Hitachi Software Engineering Co., Ltd.	7,600	211
*	Oki Electric Industry Co. Ltd.	192,000	204
	Okuma Corp.	45,000	202
	Sohgo Security Services Co. , Ltd.	17,500	197
	Kandenko Co., Ltd.	29,000	192
	Kose Corp.	9,400	192
	Monex Beans Holdings, Inc.	413	187
	Okasan Holdings, inc.	36,000	183
^	Fukuyama Transporting Co., Ltd.	39,000	182
^	Kansai Urban Banking Corp.	107,000	180
	Hitachi Capital Corp.	12,900	176
^	Osaka Titanium Technologies Co.	5,100	176
	Hitachi Cable Ltd.	53,000	175

	Toshiba TEC Corp.	41,000	175
^	Takefuji Corp.	31,440	171
	Toho Titanium Co., Ltd.	10,500	169
^,*	Pioneer Corp.	56,300	164
	Sumisho Computer Systems Corp.	9,600	162
*	Mizuho Investors Securities Co., Ltd.	130,000	159
	Funai Electric Co., Ltd.	3,800	158
	Tokai Rubber Industries, Ltd.	12,300	156
^	kabu.com Securities Co., Ltd.	135	156
	Toyota Auto Body Co., Ltd.	8,100	152
	Toppan Forms Co., Ltd.	11,900	149
	Nidec Sankyo Corp.	23,000	147
	Sumitomo Real Estate Sales Co., Ltd.	3,260	145
	PanaHome Corp.	23,000	134
	TV Asahi Corp.	86	132
	Hikari Tsushin, Inc.	6,100	132
*	NEC Electronics Corp.	11,400	117
*	Tecmo Koei Holdings Co., Ltd.	14,400	111
	Sky Perfect JSAT Corp.	248	93
*	Fuji Fire & Marine Insurance Co., Ltd.	68,000	81
	Aiful Corp.	7,100	23
	Calsonic Kansei Corp.	1,000	2
	SFCG Co., Ltd.	140	—

			837,630
Luxembourg (0.0%)
	RTL Group	7,490	355

Malaysia (0.7%)
	Bumiputra-Commerce Holdings Bhd.	1,425,800	4,365
	Sime Darby Bhd.	1,813,894	4,247
	Public Bank Bhd.	1,407,408	4,156
	Malayan Banking Bhd.	2,143,796	3,956
	IOI Corp. Bhd.	1,855,855	2,580
*	Axiata Group Bhd.	2,486,637	2,074
	Genting Bhd.	1,096,100	2,023
	Malaysia International Shipping Corp., Bhd. (Foreign)	589,500	1,474
	PPB Group Bhd.	245,700	1,026
	Tenaga Nasional Bhd.	442,000	1,022
	Resorts World Bhd.	1,189,800	993
	AMMB Holdings Bhd.	785,300	892
	Kuala Lumpur Kepong Bhd.	227,200	806
	Digi.com Bhd.	125,434	790
	PLUS Expressways Bhd.	795,900	741
	Gamuda Bhd.	752,100	717
	YTL Corp., Bhd.	344,000	707
	British American Tobacco Bhd.	53,500	706
	IJM Corp. Bhd.	378,400	650
	UMW Holdings Malaysia Bhd.	356,300	627
	Petronas Gas Bhd.	221,100	615
	YTL Power International Bhd.	954,302	591
	Berjaya Sports Toto Bhd.	450,857	558
	SP Setia Bhd.	441,450	556
	Malaysia Mining Corp., Bhd.	528,000	364
	Telekom Malaysia Bhd.	414,600	352

	Hong Leong Bank Bhd.	212,500	350
	Petronas Dagangan Bhd.	139,700	339
	Parkson Holdings, Bhd.	219,800	337
	Tanjong Public Ltd. Co.	69,300	299
	Alliance Financial Group Bhd.	417,200	292
	Lafarge Malayan Cement Bhd.	169,310	289
	Astro All Asia Networks PLC	265,000	260
	RHB Capital Bhd.	157,400	205
	EON Capital Bhd.	118,100	162
	Proton Holdings Bhd.	159,000	123
	Puncak Niaga Holdings Bhd.	133,700	121

			40,365
Mexico (1.0%)
	America Movil SA de CV	8,481,642	18,178
	Wal-Mart de Mexico SA	1,379,600	4,695
	Grupo Mexico SA de CV	3,283,628	4,646
	Grupo Televisa SA CPO	992,000	3,569
	Fomento Economico Mexicano UBD	861,100	3,325
	Telefonos de Mexico SA	4,041,143	3,197
*	Cemex SAB de CV ADR	309,777	2,909
	Telmex Internacional SAB de CV	3,807,278	2,412
	Grupo Financerio Banorte SA de CV	826,800	2,039
*	Carso Global Telecom SAB de CV	418,800	1,675
	Grupo Elektra SA de CV	29,700	1,537
*	Grupo Modelo SA	363,600	1,428
	Grupo Financiero Inbursa, SA de CV	413,500	1,132
	Industrias Penoles, SA de CV	63,379	1,008
	Grupo Carso SA de CV Series A1	285,000	925
	Grupo Bimbo SA	140,307	785
	Kimberly Clark de Mexico SA de CV Series A	156,355	651
	Grupo Aeroportuario del Pacifico SA	175,295	492
*	Cemex SA CPO	453,296	427
*	Organzacion Soriana S.A.B. de C.V.	149,600	375
*	URBI Desarrollos Urbanos SA de CV	209,900	363
	Alfa SA de CV Series A	91,970	347
	Mexichem SA de CV	218,170	290
*	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	318,500	259
*	Carso Infraestructura y Construccion, SA	316,100	158
	Grupo Aeroportuario del Pacifico SA ADR	64	2

			56,824
Netherlands (1.7%)
	Unilever NV	627,302	17,096
	ING Groep NV	841,626	10,770
	Koninklijke KPN NV	698,170	10,501
	Koninklijke (Royal) Philips Electronics NV	392,058	8,925
	Koninklijke Ahold NV	490,256	5,569
	Akzo Nobel NV	93,987	5,157
	Aegon NV	634,923	4,644
	ASML Holding NV	174,996	4,570
	Heineken NV	99,369	3,952
	TNT NV	157,360	3,740
	Reed Elsevier NV	274,587	2,872
	Koninklijke DSM NV	75,704	2,707

	Wolters Kluwer NV	115,204	2,262
*	Randstad Holding NV	53,057	1,839
	Corio NV	30,216	1,673
	Heineken Holding NV	47,488	1,627
	Fugro NV	30,354	1,363
	SBM Offshore NV	56,460	1,081
	SNS REAAL	43,348	249

			90,597
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	739,121	1,368
	Fletcher Building Ltd.	259,032	1,228
	Sky City Entertainment Group Ltd.	240,991	524
	Contact Energy Ltd.	109,970	458
	Auckland International Airport Ltd.	398,559	448
	Fisher & Paykel Healthcare Corp. Ltd.	176,358	379
	The Warehouse Group Ltd.	72,339	191
	Sky Network Television Ltd.	62,341	178
	Kiwi Income Property Trust	263,141	172
	Air New Zealand Ltd.	205,295	149
	Vector Ltd.	86,898	116

			5,211
Norway (0.6%)
	StatoilHydro ASA	514,526	11,001
*	DnB NOR ASA	378,086	3,297
	Orkla ASA	411,450	3,274
*	Telenor ASA	340,900	3,148
	Yara International ASA	90,900	2,824
*	Norsk Hydro ASA	348,102	2,046
	Seadrill Ltd.	121,200	1,953
^,*	Renewable Energy Corp. AS	191,391	1,521
*	Storebrand ASA	182,800	989
	Aker Solutions ASA	88,140	758

			30,811
Peru (0.1%)
	Compania de Minas Buenaventura SA ADR	85,446	2,226
	Credicorp Ltd. (Lima Line)	13,561	909
*	Volcan Compania Minera SA	613,755	553
	Sociedad Minera Cerro Verde SA	11,744	267

			3,955
Philippines (0.1%)
	Manila Electric Co.	175,700	836
	Philippine Long Distance Telephone Co.	15,130	797
	SM Investments Corp.	89,170	612
	Bank of Philippine Islands	645,400	609
	Ayala Land, Inc.	2,475,800	468
	SM Prime Holdings, Inc.	2,304,899	464
	Ayala Corp.	74,280	463
	Banco De Oro	489,200	356
	Globe Telecom, Inc.	12,000	262
*	Petron Corp.	1,973,650	226
	Jollibee Foods Corp.	187,000	196
	Metropolitan Bank & Trust Co.	196,000	158

			5,447

Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	207,198	2,368
*	Bank Polska Kasa Opieki Grupa Pekao SA	41,548	2,075
	KGHM Polska Miedz SA	51,728	1,538
	Telekomunikacja Polska SA	260,711	1,335
	Polski Koncern Naftowy SA	135,557	1,327
	Polish Oil & Gas	429,443	656
*	Bank Zachodni WBK SA	9,234	409
	TVN SA	80,791	375
*	Globe Trade Centre SA	40,044	358
	Bank Handlowy W Warszawie	16,893	342
*	Getin Holding SA	103,666	259
*	Bank Rozwoju Eksportu SA	2,716	180

			11,222
Portugal (0.3%)
	Electricidade de Portugal SA	1,109,449	4,396
	Portugal Telecom SGPS SA	359,843	3,679
^	Banco Comercial Portugues SA	1,514,004	1,617
^	Brisa-Auto Estradas de Portugal SA	174,831	1,447
	Galp Energia, SGPS, SA B shares	96,417	1,260
	Banco Espirito Santo SA	122,276	763
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	126,164	718
^	Cimpor-Cimento de Portugal SA	84,104	639
	Banco BPI SA	183,730	497

			15,016
Russia (1.2%)
	OAO Gazprom-Sponsored ADR (London Shares)	954,167	19,704
	LUKOIL Sponsored ADR	247,047	12,336
	Surgutneftegaz OJSC ADR	706,822	5,495
	Rosneft Oil Co. GDR	827,448	5,052
	Sberbank	3,238,095	4,359
	Tatneft ADR	123,120	3,066
	MMC Norilsk Nickel ADR	306,041	3,062
	Mobile TeleSystems ADR	67,094	2,817
*	Federal Grid Co. Unified Energy System JSC	325,000,000	2,333
	Polyus Gold ADR	65,666	1,412
	Uralkali	339,000	1,259
	Rostelecom ADR	37,172	1,126
	Sistema JSFC GDR	63,585	953
	VTB Bank OJSC GDR	272,635	741
	Cherepovets MK Severstal GDR	60,730	415
*	Wimm-Bill-Dann Foods ADR	5,543	378
	VTB Bank OJSC	276,599,217	373
	Gazprom Neft	105,227	363
	Mobile TeleSystems	44,513	251
*,1	Holding MRSK OAO GDR	3,642	80
	Aeroflot	59,706	60
*,1	Yenisei Territorial Generating Sponsored GDR	5,021	3

			65,638
Singapore (1.2%)
	Singapore Telecommunications Ltd.	3,226,000	7,840
	DBS Group Holdings Ltd.	724,200	6,986

	United Overseas Bank Ltd.	481,800	5,914
	Oversea-Chinese Banking Corp., Ltd.	953,600	5,178
	Capitaland Ltd.	1,318,998	3,498
	Jardine Matheson Holdings Ltd.	99,600	2,870
	Singapore Airlines Ltd.	300,670	2,817
	Keppel Corp., Ltd.	474,000	2,760
	Hongkong Land Holdings Ltd.	690,000	2,685
	Singapore Exchange Ltd.	441,000	2,667
	Wilmar International Ltd.	500,679	2,079
	City Developments Ltd.	268,000	1,885
	Singapore Press Holdings Ltd.	692,000	1,725
	Fraser & Neave Ltd.	583,000	1,679
	Noble Group Ltd.	948,400	1,376
	CapitaMall Trust	1,215,800	1,332
	Singapore Technologies Engineering Ltd.	589,151	1,076
	Olam International Ltd.	594,000	1,047
	ComfortDelGro Corp. Ltd.	927,000	997
	Golden Agri-Resources Ltd.	3,275,251	966
	Jardine Cycle N Carriage Ltd.	50,000	819
	Sembcorp Industries Ltd.	357,000	795
	Venture Corp. Ltd.	95,000	630
	SembCorp Marine Ltd.	284,600	617
	United Overseas Land Ltd.	224,000	544
	Neptune Orient Lines Ltd.	468,750	541
	Keppel Land Ltd.	258,400	477
	CapitaCommercial Trust	786,000	466
	Parkway Holdings Ltd.	302,266	439
	Yanlord Land Group Ltd.	203,000	378
	StarHub Ltd.	236,840	368
	Wing Tai Holdings Ltd.	268,000	322
	SMRT Corp. Ltd.	262,000	309
	Singapore Post Ltd.	489,000	306
	Cosco Corp. Singapore Ltd.	325,000	296
	Allgreen Properties Ltd.	311,000	259
*	Chartered Semiconductor Manufacturing Ltd.	153,550	239
	Singapore Land Ltd.	62,000	226
	Wheelock Properties (Singapore), Ltd.	168,000	211
	Haw Par Brothers International Ltd.	58,000	205
	People's Food Holdings Ltd.	327,000	159
	SIA Engineering Co., Ltd.	87,000	159
	MobileOne Ltd.	59,900	70
	Guocoland Ltd.	31,000	45
*	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	190,356	17
*	STATS ChipPAC Ltd.	22,000	11
	Hotel Properties Ltd.	3,000	4
	Cerebos Pacific Ltd.	1,000	2
	Pacific Century Regional Developments Ltd.	4,000	1

			66,292
South Africa (1.8%)
	MTN Group Ltd.	757,714	12,470
	Sasol Ltd.	261,268	9,353
	Standard Bank Group Ltd.	631,490	7,590
	Impala Platinum Holdings Ltd.	260,680	6,309
	AngloGold Ltd.	142,529	5,511

	Naspers Ltd.	183,449	5,477
	Gold Fields Ltd.	284,928	3,421
	FirstRand Ltd.	1,709,114	3,339
	Anglo Platinum Ltd.	38,875	2,773
	Sanlan Ltd.	895,225	2,279
	ABSA Group Ltd.	135,103	2,045
	Bidvest Group Ltd.	138,935	1,927
	Remgro Ltd.	182,725	1,886
*	Harmony Gold Mining Co., Ltd.	180,350	1,661
	Shoprite Holdings Ltd.	216,430	1,588
	Nedbank Group Ltd.	109,080	1,504
	Tiger Brands Ltd.	68,500	1,380
*	Aspen Pharmacare Holdings Ltd.	174,757	1,341
*	Vodacom Group (Pty) Ltd.	170,188	1,287
	Steinhoff International Holdings Ltd.	643,394	1,274
	African Bank Investments Ltd.	308,455	1,186
	RMB Holdings Ltd.	343,153	1,115
	ArcelorMittal South Africa, Ltd.	86,617	1,114
	Growthpoint Properties Ltd.	552,168	970
	Kumba Iron Ore Ltd.	36,370	968
	Truworths International Ltd.	175,145	902
	Pretoria Portland Cement Co. Ltd.	229,744	857
	Massmart Holdings Ltd.	81,503	795
	Network Healthcare Holdings Ltd.	580,000	793
	Murray & Roberts Holdings Ltd.	125,998	770
	Investec Ltd.	105,362	752
	Aveng Ltd.	156,985	748
	Imperial Holdings Ltd.	80,300	702
	Reunert Ltd.	110,492	665
	Sappi Ltd.	205,482	661
	Foschini Ltd.	87,161	661
	Woolworths Holdings Ltd.	313,622	632
	African Rainbow Minerals Ltd.	33,884	574
	Telkom South Africa Ltd.	108,356	539
	Nampak Ltd.	263,523	523
	Barloworld Ltd.	86,754	509
	Spar Group Ltd.	61,627	475
	Clicks Holdings Ltd.	175,309	460
	Sun International Ltd.	40,808	443
	Discovery Holdings, Ltd.	114,230	405
	JD Group Ltd.	65,004	397
	Pick'n Pay Stores Ltd.	83,800	388
	Adcock Ingram Holdings Ltd.	58,959	349
	AVI Ltd.	134,500	328
	Medi-Clinic Corp., Ltd.	114,716	317
	Metropolitan Holdings Ltd.	191,250	316
	Wilson Bayly Holmes-Ovcon Ltd.	21,492	312
	Mr. Price Group Ltd.	78,487	309
	Fountainhead Property Trust	389,700	295
	JSE Ltd.	37,684	294
	AECI Ltd.	41,940	286
*	Mvelaphanda Resources Ltd.	55,948	279
	Exxaro Resources Ltd.	26,020	274
	Northam Platinum Ltd.	55,103	263
	Mondi Ltd.	55,665	256

	ApexHi Properties Ltd. Class B	106,058	249
	Illovo Sugar Ltd.	61,534	243
	Grindrod Ltd.	111,542	223
	ApexHi Properties Ltd. Class A	108,659	209
	Lewis Group Ltd.	31,449	207
	Tongaat-Hulett	16,160	205
	Santam Ltd.	16,927	202
	Group Five Ltd.	42,823	192
	Allied Technologies Ltd.	19,632	154
	Pick'n Pay Holdings Ltd.	65,550	131
	Highveld Steel & Vanadium Corp. Ltd.	12,211	107
	African Oxygen Ltd.	42,472	106
	Gold Reef Resorts Ltd.	41,046	91

			99,616
South Korea (3.1%)
[1]	Samsung Electronics Co., Ltd. GDR	97,447	28,841
	POSCO ADR	144,800	14,635
	Samsung Electronics Co., Ltd.	10,983	6,467
	Shinhan Financial Group Co., Ltd. ADR	91,134	6,131
*	KB Financial Group, Inc. ADR	135,376	5,809
	Hyundai Motor Co., Ltd.	65,414	4,685
^	LG Electronics Inc.	43,235	4,551
^	Hyundai Heavy Industries Co., Inc.	22,384	3,909
*	Korea Electric Power Corp. ADR	275,146	3,679
	SK Telecom Co., Ltd. ADR	200,335	3,372
	Samsung Fire & Marine Insurance Co.	18,877	3,160
	LG. Philips LCD Co., Ltd.	107,070	3,086
	Hyundai Mobis	28,452	2,996
*	NHN Corp.	18,562	2,693
*	Hynix Semiconductor Inc.	169,960	2,431
	LG Chem Ltd.	19,619	2,425
	Shinsegae Co., Ltd.	5,488	2,371
	Samsung Heavy Industries Co., Ltd.	89,560	2,361
	SK Energy Co., Ltd.	27,331	2,309
	Samsung Corp.	60,300	2,276
	LG Corp.	34,525	1,857
	KT Corp. ADR	113,555	1,824
	Hana Financial Group Inc.	59,820	1,692
	SK Holdings Co. Ltd.	18,550	1,661
^	Samsung Securities Co. Ltd.	26,695	1,659
^	Hyundai Engineering & Construction Co., Ltd.	31,094	1,599
	KT & G Corp.	27,302	1,585
	S-Oil Corp.	32,760	1,560
^	DC Chemical Co., Ltd.	7,822	1,348
*	Kia Motors	104,020	1,298
	Samsung Techwin Co., Ltd.	21,259	1,216
	Samsung Electro-Mechanics Co.	21,530	1,204
*	Woori Finance Holdings Co., Ltd.	95,820	1,090
	Samsung Engineering Co., Ltd.	15,085	1,090
	Samsung SDI Co. Ltd.	12,660	1,050
	Daewoo Securities Co., Ltd.	53,950	1,030
	GS Engineering & Construction Corp.	14,407	1,025
	Hyundai Development Co.	28,320	1,000
	Korea Exchange Bank	101,790	984

^	Doosan Heavy Industries and Construction Co., Ltd.	16,552	943
	Hyundai Steel Co.	16,160	942
	Amorepacific Corp.	1,712	938
	Hyundai Securities Co.	63,260	909
^	Hyosung Corp.	12,520	880
	Lotte Shopping Co., Ltd.	3,464	866
	Hanwha Corp.	26,590	852
	LS Cable Ltd.	12,309	851
	Kangwon Land Inc.	63,540	842
*	Shinhan Financial Group Co. Ltd.	23,790	800
	LG Household & Health Care Ltd.	4,420	794
	Daelim Industrial Co.	13,160	726
	Cheil Industrial, Inc.	18,500	716
	Hyundai Department Store Co., Ltd.	8,675	713
	Doosan Corp.	9,640	697
	Hankook Tire Co. Ltd.	42,950	688
	Woongjin Coway Co., Ltd.	27,340	684
	Busan Bank	70,120	666
	Dongbu Insurance Co., Ltd.	25,690	654
^	NCsoft Corp.	6,000	649
	Korea Investment Holdings Co., Ltd.	19,700	640
^	Daewoo International Corp.	27,266	577
	Hyundai Mipo Dockyard Co., Ltd.	5,210	576
	Woori Investment & Securities Co., Ltd.	37,830	568
	Yuhan Corp.	3,438	545
	Kumkang Korea Chemical Co., Ltd.	1,927	541
	Daegu Bank	45,880	523
*	KB Financial Group, Inc.	11,840	512
*	Samsung Digital Imaging Co.	17,820	506
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	28,450	505
	Hyundai Merchant Marine Co., Ltd.	23,110	500
	Samsung Card Co. Ltd.	12,237	497
*	Industrial Bank of Korea	42,210	483
	CJ Cheiljedang Corp.	3,307	473
	GS Holdings Corp.	17,200	460
*	Korean Air Co. Ltd.	12,500	454
	Dongkuk Steel Mill Co., Ltd.	17,540	452
	S1 Corp.	9,900	450
*	LG Hausys Ltd.	4,817	447
^	Doosan Infracore Co., Ltd.	32,080	425
^	Hanjin Shipping Co., Ltd.	24,570	419
^	Daewoo Engineering & Construction Co., Ltd.	39,339	416
^	Honam Petrochemical Corp.	5,530	416
	LG Telecom Ltd.	54,214	381
	Mirae Asset Securities Co., Ltd.	5,821	369
	Lotte Confectionery Co., Ltd.	431	367
	STX Pan Ocean Co. Ltd.	36,500	359
	Hite Brewery Co., Ltd.	2,489	346
	Korea Gas Corp.	8,050	340
	Nong Shim Co. Ltd.	1,584	317
	Hanjin Heavy Industries & Construction Co., Ltd.	12,457	316
^	STX Corp.	15,413	312
	Cheil Communications Inc.	1,364	300
	Pacific Corp.	2,771	290
^	STX Offshore & Shipbuilding Co., Ltd.	21,030	285

	POSCO	699	284
	Samsung Fine Chemicals Co., Ltd.	6,830	281
	CJ Corp.	6,826	280
*	Daum Communications Corp.	6,712	273
	Hanwha Chemical Corp.	23,520	269
	SK Networks Co., Ltd.	25,810	268
	LG Dacom Corp.	17,630	267
	Daishin Securities Co.	17,670	256
*	Korea Express Co.	4,189	255
	Lotte Chilsung Beverage Co., Ltd.	362	234
	Glovis Co., Ltd.	3,340	209
	Sindo Ricoh Co., Inc.	3,815	186
	Daishin Securities Co. Pfd.	21,130	173
^	Kumho Industrial Co., Ltd.	12,810	144
*	KB Financial Group Inc. Rights 8/21/09	10,048	136
	Halla Climate Control Corp.	15,910	129
	KT Corp.	3,941	127
	Hyundai Hysco	7,010	80
	SKC Co. Ltd.	3,460	58
	Lotte Midopa Co., Ltd.	2,040	23
*	KB Financial Group, Inc. Rights Exp. 8/27/09	919	10

			169,078
Spain (3.6%)
	Banco Santander SA	3,326,092	48,165
	Telefonica SA	1,865,592	46,415
	Banco Bilbao Vizcaya Argentaria SA	1,508,245	24,693
	Iberdrola SA	2,020,206	17,321
	Repsol YPF SA	497,090	11,535
	Industria de Diseno Textil SA	101,563	5,465
^	ACS, Actividades de Contruccion y Servisios, SA	101,546	5,414
^	Banco Popular Espanol SA	510,455	4,595
	Gas Natural SDG SA	180,612	3,377
^	Banco de Sabadell SA	478,183	3,187
	Abertis Infraestructuras SA	142,444	2,952
	Gamesa Corporacion Tecnologica SA	100,940	2,184
	Acerinox SA	107,581	2,134
	Criteria Caixacorp SA	408,702	1,969
	Bankinter SA	140,537	1,597
	Grifols SA	87,203	1,589
	Iberdrola Renovables	342,058	1,580
	Enagas SA	76,388	1,510
	Mapfre SA	353,467	1,316
	Acciona SA	10,591	1,278
	Zardoya Otis SA	52,748	1,199
	Red Electrica de Espana SA	22,707	1,066
^	Grupo Ferrovial SA	30,103	1,034
^	Banco de Valencia SA	91,819	896
^	Sacyr Vallehermoso SA	53,099	850
	Fomento de Construc y Contra SA	20,061	805
	Cintra Concesiones de Infraestructuras de Transport SA	90,575	742
	Corporacion Financiera Alba SA	12,840	671
	Banco Espanol de Credito, SA	35,072	436
	Gestevision Telecinco SA	32,683	373

	Compania Espanola de Petroleos SA	7,076	275
^,*	Promotora de Informaciones SA	46,528	255

			196,878
Sweden (1.8%)
	Nordea Bank AB	1,625,602	15,724
	Telefonaktiebolaget LM Ericsson AB Class B	1,208,074	11,894
	Hennes & Mauritz AB B Shares	118,978	7,090
	Svenska Handelsbanken AB A Shares	249,342	6,088
	TeliaSonera AB	908,000	5,826
*	Skandinaviska Enskilda Banken AB A Shares	872,150	4,851
	Sandvik AB	477,505	4,551
	Volvo AB B Shares	593,925	4,341
	Investor AB B Shares	188,200	3,344
	Atlas Copco AB A Shares	263,700	3,143
	Svenska Cellulosa AB B Shares	226,755	2,915
	SKF AB B Shares	167,800	2,517
*	Electrolux AB Series B	128,607	2,413
	Skanska AB B Shares	161,712	2,269
	Assa Abloy AB	136,072	2,244
	Tele2 AB B Shares	160,490	2,160
^	Volvo AB A Shares	301,034	2,138
	Swedish Match AB	98,832	1,884
^	Scania AB B Shares	157,810	1,848
	Atlas Copco AB B Shares	167,900	1,780
^	SSAB Svenskt Stal AB Series A	119,577	1,566
^	Alfa Laval AB	128,500	1,400
^	Securitas AB B Shares	145,100	1,368
	Boliden AB	108,224	1,166
*	Swedbank AB A Shares	147,800	1,139
^	Industrivarden AB A Shares	101,552	1,084
*	Husqvarna AB B Shares	158,759	1,001
^	Holmen AB	24,930	686
	SSAB Svenskt Stal AB Series B	34,029	407
^	Industrivarden AB C Shares	38,502	373
	Loomis AB B Shares	30,123	290

			99,500
Switzerland (5.3%)
	Nestle SA (Registered)	1,556,305	63,955
	Roche Holdings AG	285,471	45,004
	Novartis AG (Registered)	918,034	41,945
	Credit Suisse Group (Registered)	461,007	21,785
*	UBS AG	1,285,720	18,822
	ABB Ltd.	939,956	17,181
	Zurich Financial Services AG	57,396	11,271
	Syngenta AG	39,245	9,031
	Holcim Ltd. (Registered)	99,179	6,021
	Swiss Re (Registered)	144,447	5,517
*	Compagnie Financiere Richemont SA	211,266	5,192
	Julius Baer Holding, Ltd.	86,647	4,137
	Swisscom AG	8,840	2,904
	SGS Societe Generale de Surveillance Holding SA (Registered)	2,401	2,836
	Adecco SA (Registered)	56,635	2,729
	Givaudan SA	3,683	2,465

	Geberit AG	17,209	2,401
	Swatch Group AG (Bearer)	12,777	2,339
	Lonza AG (Registered)	21,160	2,097
*	Actelion Ltd.	37,954	2,093
	Synthes, Inc.	18,454	2,074
	Kuehne & Nagel International AG	23,099	1,923
	Sonova Holding AG	20,669	1,819
	Baloise Holdings AG	20,506	1,634
	Swatch Group AG (Registered)	42,163	1,567
	Swiss Life Holding	14,630	1,464
^	Lindt & Spruengli AG Regular	54	1,288
	Nobel Biocare Holding AG	51,211	1,219
	Pargesa Holding SA	14,906	1,097
	Schindler Holding AG (Registered)	11,737	758
*	Clariant AG	97,792	732
^	Straumann Holding AG	3,094	677
	Lindt & Spruengli AG	323	641
	Schindler Holding AG (Bearer Participation Certificates)	7,912	511
	BKW FMB Energie AG	6,179	478
	Petroplus Holdings AG	25,042	398
	EFG International	19,438	239
*	OC Oerlikon Corp AG	3,456	199

			288,443
Taiwan (2.5%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,010,702	21,052
	Hon Hai Precision Industry Co., Ltd.	3,388,716	11,700
	MediaTek Inc.	314,798	4,523
	Formosa Plastic Corp.	2,403,220	4,124
	AU Optronics Corp. ADR	365,602	4,073
	High Tech Computer Corp.	297,140	4,053
	Chunghwa Telecom Co., Ltd. ADR	230,238	4,020
	United Microelectronics Corp. ADR	1,152,010	3,917
	China Steel Corp.	3,919,444	3,784
	Nan Ya Plastic Corp.	2,356,370	3,032
*	Cathay Financial Holding Co.	1,889,050	2,899
	Formosa Chemicals & Fibre Corp.	1,756,210	2,742
	Siliconware Precision Industries Co. ADR	396,821	2,690
	Asustek Computer Inc.	1,662,492	2,631
*	Fubon Financial Holding Co., Ltd.	2,380,000	2,440
	Chinatrust Financial Holding	3,548,410	2,245
	Advanced Semiconductor Engineering Inc. ADR	627,615	2,209
	Acer Inc.	1,043,065	2,199
	Mega Financial Holding Co. Ltd.	3,400,000	1,769
	Fuhwa Financial Holdings Co., Ltd.	2,372,845	1,702
	Delta Electronics Inc.	656,818	1,699
	Formosa Petrochemical Corp.	706,580	1,645
	Far Eastern Textile Ltd.	1,391,941	1,569
	Innolux Display Corp.	1,166,200	1,535
	Uni-President Enterprises Co.	1,469,436	1,525
	Compal Electronics Inc.	1,485,873	1,457
	Quanta Computer Inc.	712,480	1,348
	Taiwan Semiconductor Manufacturing Co., Ltd.	706,532	1,258
	Chi Mei Optoelectronics Corp.	2,105,872	1,176

	First Financial Holding Co., Ltd.	1,851,493	1,138
	Hau Nan Financial Holdings Co., Ltd.	1,784,000	1,131
	Wistron Corp.	562,128	1,120
	China Development Financial Holding Corp.	4,387,736	1,074
	Taiwan Cellular Corp.	690,609	1,057
	Taiwan Cooperative Bank	1,607,037	988
	Foxconn Technology Co., Ltd.	377,978	988
	SinoPac Holdings	2,744,000	902
	Lite-On Technology Corp.	774,408	879
	Taiwan Fertilizer Co., Ltd.	263,000	832
	Synnex Technology International Corp.	414,535	804
	Pou Chen Corp.	968,502	684
	Novatek Microelectronics Corp., Ltd.	238,723	668
	Taishin Financial Holdings	1,696,000	662
	Far EasTone Telecommunications Co., Ltd.	554,643	652
	Taiwan Cement Corp.	597,583	632
	Shin Kong Financial Holdings Co.	1,499,434	610
	Inventec Co., Ltd.	1,009,239	584
	Macronix International Co., Ltd.	1,085,149	568
	Asia Cement Corp.	524,940	562
	Chang Hwa Commercial Bank	1,253,000	557
	Cheng Shin Rubber Industry Co., Ltd.	282,668	545
	KGI Securities Co., Ltd.	997,000	495
	HannStar Display Corp.	1,974,463	479
	Feng Hsin Iron & Steel Co., Ltd.	297,790	456
	Chicony Electronics Co., Ltd.	202,982	450
	Catcher Technology Co., Ltd.	159,230	446
	Realtek Semiconductor Corp.	183,580	445
	Largan Precision Co., Ltd.	34,381	440
	Unimicron Technology Corp.	383,975	435
	Chunghwa Picture Tubes, Ltd.	2,705,000	424
	U-Ming Marine Transport Corp.	222,000	420
	Polaris Securities Co., Ltd.	742,359	411
	Yulon Motor Co., Ltd.	405,898	407
*	Tatung Co., Ltd.	1,576,000	403
	Taiwan Glass Industrial Corp.	562,430	391
	Transcend Information Inc.	116,685	372
	Walsin Lihwa Corp.	1,109,000	366
	Evergreen Marine Corp.	599,000	365
	President Chain Store Corp.	139,000	363
*	Powerchip Semiconductor Corp.	2,913,255	338
	Coretronic Corp.	274,386	326
	Micro-Star International Co., Ltd.	441,859	314
	Formosa Taffeta Co., Ltd.	439,000	293
*	CMC Magnetics Corp.	1,148,000	287
	Capital Securities Corp.	577,055	283
*	Teco Electric & Machinery Co., Ltd.	640,000	281
	E.Sun Financial Holding Co., Ltd.	766,520	267
	Cheng Uei Precision Industry Co., Ltd.	132,107	264
*	Ritek Corp.	905,000	264
*	Taiwan Business Bank	1,009,000	256
	Nan Ya Printed Circuit Board Corp.	79,237	256
*	Winbond Electronics Corp.	1,217,000	254
	Qisda Corp.	503,640	245
	Eternal Chemical Co., Ltd.	284,262	234

	Advantech Co., Ltd.	154,641	233
*	Nanya Technology Corp.	1,218,467	217
	Asia Optical Co., Inc.	113,381	212
	Faraday Technology Corp.	116,318	209
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	638,959	206
	President Securities Corp.	329,289	198
	Waterland Financial Holdings	628,971	195
*	Inotera Memories, Inc.	372,320	194
	China Motor Co., Ltd.	302,105	194
	Mitac International Corp.	412,736	191
	Cathay Construction Corp.	443,000	189
*	China Airlines	668,134	186
*	Far Eastern International Bank	682,000	167
	Giant Manufacturing Co., Ltd.	59,850	166
*	Wan Hai Lines Ltd.	316,050	161
	D-Link Corp.	175,325	157
	Yang Ming Marine Transport	392,369	151
	Oriental Union Chemical Corp.	242,083	148
	Taiwan Secom Corp., Ltd.	92,000	139
*	EVA Airways Corp.	471,000	136
	Yageo Corp.	552,000	132
*	Via Technologies Inc.	283,000	118
*	ProMOS Technologies Inc.	2,143,000	99
	Ton Yi Industrial Corp.	244,000	91
	Vanguard International Semiconductor Corp.	53,466	26
	Compal Communications, Inc.	23,520	23
	Inventec Appliances Corp.	20,963	20
	Lite-On IT Corp.	3,039	3

			134,544
Thailand (0.3%)
	PTT Exploration and Production Public Co. Ltd. (Foreign)	574,172	2,326
	PTT Public Co. Ltd. (Foreign)	326,700	2,293
	Kasikornbank Public Co. Ltd. (Foreign)	538,200	1,263
	Bangkok Bank Public Co., Ltd. (Foreign)	373,697	1,232
	Advanced Info Service Public Co., Ltd. (Foreign)	405,450	1,030
	Bank of Ayudhya PLC (Local)	1,820,900	966
	Siam Commercial Bank Public Co. Ltd. (Foreign)	425,886	966
	Siam Cement Public Co. Ltd. (Foreign)	120,512	653
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	816,361	470
	Banpu Public Co. Ltd. (Foreign)	41,500	463
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	845,500	415
	IRPC Public Co., Ltd. (Foreign)	3,515,200	353
	PTT Chemical Public Co., Ltd. (Foreign)	185,600	327
	Thai Oil Public Co., Ltd. (Foreign)	286,000	315
	Krung Thai Bank Public Co. Ltd. (Foreign)	1,222,400	302
	Total Access Communication Public Co. Ltd.	246,500	241
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	1,535,200	237
	BEC World Public Co. Ltd. (Foreign)	401,800	234
	Airports of Thailand Public Co. Ltd. (Foreign)	247,000	232
	Electricity Generating Public Co. Ltd. (Foreign)	84,200	183
	Land and Houses Public Co. Ltd. (Foreign)	1,099,500	179
	Central Pattana Public Co. Ltd. (Foreign)	330,100	179
	Siam City Cement Public Co. Ltd. (Foreign)	29,100	157

	Delta Electronics (Thailand) Public Co. Ltd. (Fore	339,900	156
*	Thai Airways International Public Co. Ltd. (Foreign)	287,600	115
	Siam Makro Public Co. Ltd. (Foreign)	53,100	112
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	95,800	108
*	Thai Military Bank Public Co., Ltd. (Foreign)	2,736,800	65
	Thoresen Thai Agencies Public Co. Ltd. (Foreign)	80,300	53
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	68,500	52
	Siam City Bank Public Co., Ltd. (Foreign)	75,700	40

			15,717
Turkey (0.3%)
	Akbank T.A.S.	352,812	1,994
*	Turkiye Garanti Bankasi A.S.	507,229	1,803
*	KOC Holding A.S.	644,318	1,532
	Turkiye Is Bankasi A.S. C Shares	384,271	1,334
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	116,997	1,257
*	Eregli Demir ve Celik Fabrikalari A.S.	237,677	790
	Turkiye Halk Bankasi A.S.	141,606	764
	Turkcell Iletisim Hizmetleri A.S.	106,886	679
*	Yapi ve Kredi Bankasi A.S.	301,711	634
	Turk Telekomunikasyon A.S.	192,485	589
	BIM Birlesik Magazalar A.S.	14,469	569
*	Turkiye Vakiflar Bankasi T.A.O.	260,272	549
	Haci Omer Sabanci Holding A.S.	131,865	497
	Tupras-Turkiye Petrol Rafinerileri A.S.	36,999	480
	Enka Insaat ve Sanayi A.S.	132,237	456
*	Dogan Sirketler Grubu Holding A.S.	402,311	304
	Coca-Cola Icecek A.S.	29,094	175
	Ford Otomotiv Sanayi A.S.	33,241	170

			14,576
United Kingdom (14.5%)
	HSBC Holdings PLC	6,989,995	70,731
	BP PLC	7,656,527	63,493
	Vodafone Group PLC	21,352,050	43,900
	GlaxoSmithKline PLC	2,129,012	40,791
	Royal Dutch Shell PLC Class A	1,441,269	37,856
	Royal Dutch Shell PLC Class B	1,104,967	28,652
	AstraZeneca Group PLC	591,709	27,561
	Rio Tinto PLC	620,494	25,842
	British American Tobacco PLC	810,285	25,151
	BHP Billiton PLC	895,932	23,466
	BG Group PLC	1,366,663	22,820
	Barclays PLC	4,469,681	22,719
	Tesco PLC	3,189,665	19,538
	Standard Chartered PLC	785,505	18,648
	Anglo American PLC	538,367	17,363
	Diageo PLC	1,023,647	15,957
	Reckitt Benckiser Group PLC	288,301	13,851
	Unilever PLC	522,503	13,773
	Xstrata PLC	889,622	12,016
	Imperial Tobacco Group PLC	413,255	11,793
	SABMiller PLC	479,629	11,089
	National Grid Transco PLC	988,070	9,217

	Lloyds Banking Group PLC	6,249,188	8,880
	Prudential PLC	1,025,947	7,683
	Centrica PLC	2,074,497	7,637
	BAE Systems PLC	1,431,063	7,340
	Scottish & Southern Energy PLC	371,438	6,875
	BT Group PLC	3,128,374	6,604
	Aviva PLC	1,104,330	6,447
*	Royal Bank of Scotland Group PLC	7,602,833	5,650
	Cadbury PLC	547,684	5,387
	Tullow Oil PLC	323,315	5,334
	Rolls-Royce Group PLC	760,941	5,271
	British Sky Broadcasting Group PLC	530,183	4,835
	Morrison Supermarkets PLC	1,056,478	4,745
	Compass Group PLC	744,779	4,014
	WPP PLC	505,671	3,900
	J. Sainsbury PLC	720,835	3,824
	Marks & Spencer Group PLC	653,186	3,779
	Pearson PLC	325,751	3,759
	Kingfisher PLC	970,707	3,455
	Old Mutual PLC	2,145,981	3,442
	Experian Group Ltd.	414,655	3,422
	Shire Ltd.	225,691	3,353
	Man Group PLC	690,340	3,190
	Reed Elsevier PLC	439,451	3,095
	Standard Life PLC	905,219	2,987
	Royal & Sun Alliance Insurance Group PLC	1,380,358	2,921
	Smith & Nephew PLC	364,395	2,887
	Capita Group PLC	251,529	2,805
	Land Securities Group PLC	305,878	2,722
	International Power PLC	608,035	2,593
*	Wolseley PLC	113,254	2,534
	Legal & General Group PLC	2,352,866	2,531
	Cable and Wireless PLC	1,050,739	2,531
	British Land Co., PLC	346,233	2,515
	Carnival PLC	85,273	2,473
	Thomson Reuters PLC	73,988	2,369
	Next PLC	82,885	2,363
*	Cairn Energy PLC	56,662	2,266
	Eurasian Natural Resources Corp.	150,373	2,169
	Associated British Foods PLC	158,037	2,097
	United Utilities Group PLC	276,263	2,080
	Antofagasta PLC	162,061	2,050
	Johnson Matthey PLC	84,380	1,992
	Group 4 Securicor PLC	555,810	1,983
	Smiths Group PLC	156,566	1,883
	3i Group PLC	401,749	1,834
	Home Retail Group	347,254	1,821
	The Sage Group PLC	530,400	1,732
	Lonmin PLC	74,492	1,719
	Vedanta Resources PLC	57,001	1,680
	Hammerson PLC	285,122	1,641
	ICAP PLC	209,241	1,585
^	Liberty International PLC	217,434	1,582
	Amec PLC	132,623	1,562
	Severn Trent PLC	94,004	1,521

	Cobham PLC	484,077	1,449
	The Alliance Trust PLC	294,722	1,412
	Burberry Group PLC	178,429	1,371
	Kazakhmys PLC	94,562	1,354
	Invensys PLC	305,953	1,319
	InterContinental Hotels Group PLC	112,815	1,279
	Friends Provident Group PLC	1,037,636	1,213
	Bunzl PLC	139,094	1,204
	Schroders PLC	72,571	1,182
	Foreign and Colonial Investment Trust PLC	296,358	1,172
	Tate & Lyle PLC	190,631	1,169
	Rentokil Initial PLC	720,436	1,168
	GKN PLC	664,780	1,140
	LogicaCMG PLC	637,005	1,078
	Whitbread PLC	72,865	1,055
^,*	Segro PLC	215,621	994
	Tomkins PLC	335,063	993
	ITV PLC	1,477,246	992
	Rexam PLC	250,390	985
	Hays PLC	608,079	968
	Drax Group PLC	131,666	881
	Scottish Mortgage Investment Trust PLC	115,809	854
	William Hill PLC	274,526	841
	United Business Media Ltd.	99,859	708
	Ladbrokes PLC	241,517	708
	Provident Financial PLC	52,198	703
	Mondi PLC	158,829	703
	Aegis Group PLC	460,908	635
	Daily Mail and General Trust PLC	120,094	600
^	Thomas Cook Group PLC	155,247	563
	Enterprise Inns PLC	205,654	490
*	British Airways PLC	205,697	490
	Carphone Warehouse PLC	138,662	416
	Schroders PLC-Non Voting Shares	27,237	377

*	PartyGaming PLC	40,582	174
*	Rexam PLC Rights Exp. 8/18/09	91,050	131
*	Northern Rock PLC	2,812	—

			798,347
Total Common Stocks (Cost $5,847,104)			5,480,913

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[2,3]	Vanguard Market Liquidity Fund (Cost $90,376)	0.335%	90,375,896	90,376

Total Investments (101.5%) (Cost $5,937,480)				5,571,289
Other Assets and Liabilities-Net (-1.5%)[3]				(84,613)
Net Assets (100%)				5,486,676

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $86,453,000.
*	Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate value of these securities was $28,924,000, representing 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $90,376,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $5,937,584,000. Net unrealized depreciation of investment securities for tax purposes was $366,295,000, consisting of unrealized gains of $292,662,000 on securities that had risen in value since their purchase and $658,957,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	711,654	4,767,963	1,296
Temporary Cash Investments	90,376	—	—
Total	802,030	4,767,963	1,296

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	-
Net Purchases (Sales)	414
Transfers in and/or out of Level 3	412
Change in Unrealized Appreciation (Depreciation)	470
Balance as of July 31, 2009	1,296

Vanguard FTSE All-World ex-US Small Cap Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.3%)
Argentina (0.0%)
*	Grupo Financiero Galicia SA ADR	14,834	53
	Cresud SA ADR	1,892	19

			72
Australia (3.9%)
*	Arrow Energy, Ltd.	78,669	283
	David Jones Ltd.	55,361	238
	Primary Health Care Ltd.	45,155	210
^	United Group Ltd.	18,540	186
	Campbell Brothers Ltd.	9,438	182
	JB Hi-Fi Ltd.	12,781	181
	ABB Grain Ltd.	24,069	179
*	Sino Gold Mining Ltd.	34,601	154
*	Karoon Gas Australia Ltd.	15,774	149
	Felix Resources Ltd.	9,796	147
*,^	Macarthur Coal Ltd.	22,252	146
*	Transfield Services, Ltd.	61,881	144
*	Mount Gibson Iron Ltd.	144,264	144
	Australian Worldwide Exploration Ltd.	64,100	143
	APA Group	60,560	142
*	Silex Systems, Ltd.	23,671	137
*	Riversdale Mining Ltd.	23,886	132
	Ramsay Health Care Ltd.	14,235	125
	Iress Market Technology Ltd.	20,630	124
	Infigen Energy	114,931	124
	Monadelphous Group Ltd.	12,146	118
	Crane Group Ltd.	12,706	117
	Centennial Coal Co., Ltd.	45,835	115
	Healthscope Ltd.	31,094	113
	Seek Ltd.	30,840	110
*,^	Western Areas NL	20,964	107
	ConnectEast Group	328,097	107
*	PanAust Ltd.	302,923	104
	ING Office Fund	241,710	97
	Invocare Ltd.	20,219	96
	Platinum Asset Management Ltd.	24,513	93
*	Minara Resources Ltd.	98,788	92
*	Beach Petroleum, Ltd.	125,345	89
*	Murchison Metals, Ltd.	54,788	88
*	GrainCorp Ltd.	13,880	87
	Wotif.com Holdings Ltd.	21,728	82
*	Kingsgate Consolidated Ltd.	14,059	82
*	Pacific Brands Ltd.	79,445	79
*	Atlas Iron Ltd.	47,633	79
	Macquarie CountryWide Trust	171,681	75
	Transpacific Industries Group Ltd.	72,557	73
	Cabcharge Australia Ltd.	15,882	68

	Boart Longyear Group	273,650	68
	Cromwell Group	125,810	67
	International Ferro Metals Ltd.	76,258	64
	Bunnings Warehouse Property Trust	39,816	62
*	Andean Resources Ltd.	37,461	61
*	iSOFT Group Ltd.	95,443	61
	Australian Infrastructure Fund	49,068	60
	Seven Network Ltd.	11,191	60
	Panoramic Resources, Ltd.	24,895	58
	Abacus Property Group	188,748	56
	Bradken Ltd.	11,883	52
*	Mirabela Nickel Ltd.	21,086	49
*	Aquila Resources Ltd.	9,326	47
*	Mineral Deposits Ltd.	78,332	46
*	GUD Holdings Ltd.	6,682	45
*	Sundance Resources Ltd.	300,481	45
	Programmed Maintenance Services Ltd.	16,876	42
*	Coal of Africa Ltd.	28,135	41
	The Reject Shop Ltd.	3,643	41
	SAI Global Ltd.	16,918	40
	WHK Group Ltd.	46,616	37
	Dominion Mining Ltd.	10,662	37
*	ING Industrial Fund	156,070	35
	Mincor Resources NL	18,579	34
	Linc Energy Ltd.	26,301	34
	Independence Group NL	7,240	32
*	St. Barbara Ltd.	192,378	31
*	Straits Resources Ltd.	15,520	30
*	Carnarvon Petroleum Ltd.	51,585	29
	Centro Retail Trust	352,458	28
*	Roc Oil Co. Ltd.	43,124	27
	Fleetwood Corp. Ltd.	4,554	25
*	Alesco Corp. Ltd.	6,487	24
	Macquarie Leisure Trust Group	19,963	24
	Hills Industries Ltd.	16,485	24
*	Energy World Corp., Ltd.	43,484	23
	Ausenco Ltd.	6,220	21
	Emeco Holdings Ltd.	45,489	21
*	Gindalbie Metals Ltd.	27,531	20
*	Lynas Corp., Ltd.	50,985	19
	Energy Developments Ltd.	8,178	17
*	Nexus Energy, Ltd.	56,235	16
*	Pharmaxis Ltd.	7,867	16
	Clough Ltd.	22,940	16
	Austal Ltd.	6,452	15
	Macmahon Holdings Ltd.	39,589	15
*	Austar United Communications Ltd.	17,132	15
*	Avoca Resources Ltd.	9,153	13
*	Platinum Australia, Ltd.	16,275	13
	Hastie Group Ltd.	9,577	12
	Ridley Corp. Ltd.	16,813	12

			7,121
Austria (0.8%)
	Andritz AG	4,371	192

*	BETandWIN.com Interactive Entertainment AG	3,941	162
	Intercell AG	4,142	152
	Oesterreichische Post AG	4,561	140
*	CA Immobilien Anlagen AG	14,567	126
*	Conwert Immobilien Invest SE	12,275	110
*	RHI AG	4,862	103
	Schoeller-Bleckmann Oilfield Equipment AG	2,371	84
	Semperit AG Holding	2,946	81
	Mayr-Melnhof Karton AG	788	74
	Uniqa Versicherungen AG	3,448	66
	Flughafen Wien AG	1,698	66
	Agrana Beteiligungs AG	555	42
	Sparkassen Immobilien AG	5,775	35
*	Austrian Airlines AG Acceptance Line	894	5

			1,438
Belgium (1.3%)
	Ackermans & van Haaren NV	3,125	219
	Telenet Group Holdings NV	8,635	198
	Bekaert NV	1,462	182
	Sofina SA	2,110	182
	Befimmo SCA Sicafi	1,903	163
	Nyrstar	13,715	120
	Cofinimmo	928	115
	EVS Broadcast Equipment SA	1,623	94
	Tessenderlo Chemie NV	2,658	93
	Compagnie Maritime Belge SA	2,673	87
	Banque Nationale de Belgique	24	86
	D'Ieteren SA	398	86
	Omega Pharma SA	2,700	85
	Euronav SA	3,991	79
*	Warehouses De Pauw SCA	1,818	77
*	Agfa Gevaert NV	22,073	68
	Sipef SA	1,461	67
	Elia System Operator SA	1,770	67
	Gimv NV	1,331	67
	RHJ International	9,597	62
	Compagnie d'Entreprises CFE	1,166	52
	Melexis NV	5,555	41
	Brederode SA	1,903	40
	Van de Velde	974	39
*	Barco NV	768	34
	Ion Beam Applications	1,895	18
	Exmar NV	944	14

			2,435
Brazil (1.7%)
*	Votorantim Celulose e Papel SA Pfd.	29,900	445
	Gafisa SA	17,900	229
	PDG Realty SA Empreendimentos e Participacoes	13,300	189
	MRV Engenharia e Participacoes SA	9,700	165
	Lojas Renner SA	10,900	160
	BR Malls Participacoes SA	13,800	143
	Duratex SA Pfd.	9,100	132
*	LLX Logistica SA	41,300	109
	Multiplan Empreendimentos Imobiliarios SA	8,200	105

	Rossi Residencial SA	18,000	105
	Localiza Rent a Car SA	11,100	89
	Banco do Estado do Rio Grande do Sul SA	18,400	86
*	Gol - Linhas Aereas Inteligentes SA Pfd.	11,300	83
	M Dias Branco SA	4,700	79
	Totvs SA	1,900	76
*	MMX Mineracao e Metalicos SA	19,800	75
*	Amil Participacoes SA	12,900	75
	Marfrig Frigorificos e Comercio de Alimentos SA	8,400	73
	Confab Industrial SA	22,644	71
	Randon Participacoes SA	11,100	70
	Telemig Celular Participacoes SA Pfd.	2,000	62
	Brascan Residential Properties SA	19,300	62
	Cia de Saneamento de Minas Gerais-COPASA	4,100	56
	MPX Energia SA	5,700	50
*	Diagnosticos da America	2,300	49
	Unipar-Uniao de Industrias Petroquimicas SA Pfd. B Shares	97,500	49
*	Lupatech SA	3,200	37
	Santos Brasil Participacoes SA	5,200	35
	Cyrela Commercial Properties SA	6,800	34
	LPS Brasil Consultoria de Imoveis SA	4,500	30
*	Marcopolo SA Pfd.	10,100	29
	Contax Participacoes Pfd.	700	24
	Grendene SA	1,900	21
	Companhia de Tecidos Norte de Minas Pfd.	6,300	17

			3,114
Canada (12.5%)
	Fortis Inc.	37,852	895
	Yamana Gold Inc.	82,238	784
	Metro Inc.	23,380	732
	SNC-Lavalin Group Inc.	16,880	712
*	First Quantum Minerals Ltd.	9,200	613
	Fairfax Financial Holdings Ltd.	1,979	603
	EMERA Inc.	24,820	478
	Intact Financial Corp.	14,000	459
*	Eldorado Gold Corp.	42,200	424
	IAMGOLD Corp.	39,780	422
	Niko Resources Ltd.	5,733	404
	Jean Coutu Group, Inc. Class A	40,900	380
	RioCan REIT	24,670	355
*	Silver Wheaton Corp.	33,000	304
	TMX Group Inc.	9,100	293
	Franco-Nevada Corp.	11,600	290
*	Petrobank Energy & Resources Ltd.	9,400	286
	Ensign Energy Services, Inc.	18,240	277
*	Sino-Forest Corporation	19,989	273
*	Pacific Rubiales Energy Corp.	25,400	272
	Manitoba Telecom Services Inc.	8,290	266
*	Ivanhoe Mines Ltd.	32,900	266
	Industrial Alliance Insurance and Financial Services Inc.	9,400	258
	Alimentation Couche-Tard Inc.	15,800	250
*	Thompson Creek Metals Co. Inc.	16,900	247

*	Red Back Mining Inc.	26,099	242
*	Gildan Activewear Inc.	14,300	238
	Addax Petroleum Corp.	4,900	233
	Biovail Corp.	17,189	229
*	Open Text Corp.	6,020	228
	Viterra, Inc.	26,670	224
	Groupe Aeroplan, Inc.	23,900	218
	H&R REIT	18,200	215
	Inmet Mining Corp.	5,000	210
	CAE Inc.	31,000	206
	ATCO, Ltd.	5,650	202
*	Equinox Minerals Ltd.	78,340	198
	Methanex Corp.	11,600	193
*	Pan American Silver Corp.	9,700	190
*	TriStar Oil & Gas Ltd.	17,450	186
*	Celestica, Inc.	22,900	183
	Sherritt International Corp.	31,584	180
	Progress Energy Resources Corp.	20,400	179
^	Boardwalk REIT	5,540	170
	Canadian REIT	7,510	166
	Astral Media Inc.	5,933	162
*	RONA Inc.	12,520	160
*	Lundin Mining Corp.	50,099	154
	Canadian Western Bank	8,900	150
*	Uranium One Inc.	55,700	149
*	Osisko Mining Corp.	23,100	146
	Gerdau AmeriSteel Corp.	20,800	144
	Calloway REIT	10,900	143
	Toromont Industries, Inc.	7,140	143
	Home Capital Group Inc.	4,500	142
	CML Healthcare Income Fund	11,780	142
*	Silver Standard Resources Inc.	7,100	140
	AGF Management Ltd.	9,765	139
*	MacDonald,Dettwiler and Associates Ltd.	4,700	136
*	HudBay Minerals, Inc.	18,300	136
	Russel Metals Inc.	8,600	133
	ShawCor Ltd. Class A	6,800	129
*	Stantec, Inc.	5,016	126
*	New Gold Inc.	41,900	125
	Trican Well Service Ltd.	13,712	122
*	Alamos Gold Inc.	13,500	121
*	Quadra Mining Ltd.	11,900	117
	Maple Leaf Foods, Inc.	13,500	115
*,^	Western Canadian Coal Corp.	43,900	113
	Canadian Apartment Properties REIT	9,110	112
	West Fraser Timber Co., Ltd.	4,400	108
	Onex Corp.	5,380	106
*	MDS Inc.	16,300	105
	Dorel Industries Inc.	4,300	100
*	FNX Mining Co. Inc.	12,300	99
*	Gammon Gold Inc.	14,100	99
	Cogeco Cable, Inc.	3,518	94
	Dundee Corp.	12,400	92
	Primaris Retail REIT	7,652	92
	CCL Industries Inc. Class B	4,200	90

*	UTS Energy Corp.	63,400	89
	Quebecor Inc.	5,022	88
	Cominar REIT	5,490	87
*	Birchcliff Energy Ltd.	14,800	86
	Northgate Minerals Corp.	35,800	85
	Reitmans (Canada) Ltd. Class A	6,273	83
*	Nuvista Energy Ltd.	9,060	83
	Laurentian Bank of Canada	2,400	80
*	Golden Star Resources Ltd.	32,000	79
*	Canadian Hydro Developers, Inc.	16,642	78
	Silvercorp Metals Inc.	20,900	77
	NovaGold Resources Inc.	18,100	75
*	European Goldfields Ltd.	24,700	74
*	Uranium Participation Corp.	10,500	72
	First Capital Realty Inc.	4,440	71
*	Celtic Exploration Ltd.	5,074	71
*	Centerra Gold Inc.	11,000	70
	Canfor Corp.	13,600	70
	Chartwell Seniors Housing REIT	12,150	68
*	Aurizon Mines Ltd.	18,000	67
	Linamar Corp.	6,280	66
	Major Drilling Group International Inc.	2,816	65
*	Kirkland Lake Gold, Inc.	7,900	65
*	Storm Exploration Inc.	5,782	64
*	Denison Mines Corp.	36,000	62
	Pason Systems Inc.	7,084	62
	DundeeWealth Inc.	6,872	60
*	Eastern Platinum Ltd.	107,000	60
	Corus Entertainment Inc.	4,299	59
	Transcontinental Inc. Class A	7,434	58
*	Sears Canada Inc.	2,900	56
	First Uranium Corp.	15,200	55
*	Gabriel Resources Ltd.	31,600	54
	Aecon Group Inc.	5,684	53
*	Canaccord Captial Inc.	6,708	52
	The Forzani Group Ltd.	3,892	52
	Fronteer Development Group Inc.	13,100	50
	Extendicare REIT	8,422	48
*	Hanfeng Evergreen Inc.	8,300	47
	Evertz Technologies Ltd.	3,166	46
	Morguard REIT	4,944	46
*	Petro Andina Resources Inc.	5,364	44
	ATS Automation Tooling Systems, Inc.	10,019	43
*	Flint Energy Services Ltd.	4,200	40
	Mercator Minerals Ltd.	22,900	40
	Detour Gold Corp.	4,300	39
*,^	OPTI Canada Inc.	26,500	39
*	Great Canadian Gaming Corp.	6,940	38
	Empire Co. Ltd.	1,000	38
	Torstar Corp. Class B	7,774	38
	Savanna Energy Services Corp.	6,700	35
*	Atrium Innovations Inc.	2,870	34
*	Martinrea International Inc.	5,999	33
*	Highpine Oil & Gas Ltd.	8,334	33
*	QLT INC	9,600	33

*	Taseko Mines Ltd.	15,240	31
	Trinidad Drilling Ltd.	6,500	30
*	Aura Minerals Inc.	9,700	29
*	Absolute Software Corp.	4,689	25
	Canam Group Inc.	3,750	25
	Dundee Real Estate Investment Trust	1,610	25
	Harry Winston Diamond Corp.	4,200	24
*	Crew Energy Inc.	4,989	24
	Calfrac Well Services Ltd.	2,350	24
*	Paramount Resources Ltd.	3,550	24
*	Cardiome Pharma Corp.	5,560	23
	Iteration Energy Ltd.	21,700	22
	Corridor Resources Inc.	7,500	22
*	Sierra Wireless Inc.	2,950	21
	Cascades Inc.	4,200	21
*	Transat A.T. inc.	1,980	20
	Sprott Inc.	6,000	20
	InnVest REIT	5,830	20
*	Patheon Inc.	8,300	20
*	Galleon Energy Inc.	4,900	20
*	Uex Corp.	15,600	18
	Fairborne Energy Ltd.	5,300	18
	Kingsway Financial Services Inc.	4,900	16
*	Timminco Ltd.	14,700	14
*	Ballard Power Systems Inc.	6,720	12
	Connacher Oil & Gas Ltd.	14,100	12

			22,837
Chile (0.1%)
	Empresas La Polar SA	23,119	93
	Inversiones Aguas Metropolitanas SA	53,496	59
	Madeco SA	502,507	33
*	Compania SudAmericana de Vapores SA	42,695	32
	Masisa SA	186,998	25

			242
China (2.6%)
	China Dongxiang Group Co.	274,000	208
*	Fushan International Energy Group Ltd.	314,000	207
^	Dalian Port PDA Co. Ltd.	412,000	180
	Tian An China Investment	257,000	151
	Minth Group Ltd.	156,000	149
	Sinotruk Hong Kong Ltd.	123,500	143
	Zhuzhou CSR Times Electric Co. Ltd.	87,000	134
	Geely Automobile Holdings Ltd.	535,000	130
	Xinao Gas Holdings Ltd.	78,000	129
	Franshion Properties China Ltd.	356,000	124
*	Hunan Non-Ferrous Metal Corp., Ltd.	428,000	123
	China Everbright International, Ltd.	318,000	121
	China Green Holdings Ltd.	114,000	119
*	China Gas Holdings Ltd.	442,000	119
*	China Power International Development Ltd.	328,000	118
^	Golden Eagle Retail Group Ltd.	89,000	116
*	Digital China Holdings Ltd.	159,000	114
	AviChina Industry & Technology Co., Ltd.	364,000	109

	Shougang Concord International Enterprises Company Ltd.	534,000	108
	New World Department Store China Ltd.	117,000	102
	China Shanshui Cement Group Ltd.	153,000	99
	Uni-President China Holdings Ltd.	161,000	93
*	BYD Electronic International Co. Ltd.	142,000	93
	China Pharmaceutical Group Ltd.	152,000	87
	Poly Hong Kong Investment Ltd.	90,000	81
	Luthai Textile Co., Ltd.	106,000	80
*	China Grand Forestry Green Resources Group Ltd.	1,612,000	78
	China Resources Gas Group Ltd.	90,000	75
	Shanghai Forte Land Co., Ltd.	210,000	72
^	HKC (Holdings) Ltd.	753,000	65
	Tianjin Port Development Holdings Ltd.	150,000	64
	AMVIG Holdings Ltd.	78,000	62
*	Brilliance China Automotive Holdings Ltd.	424,000	61
	Lingbao Gold Co. Ltd.	160,000	60
	Hubei Sanonda Co. Ltd.	114,100	60
	Huangshan Tourism Development Co. Ltd.	46,600	56
	China State Construction International Holdings Ltd.	106,000	56
*	Sino Union Petroleum & Chemical International Ltd.	400,000	50
	Jiangsu Future Land Co. Ltd.	46,600	43
	Beijing Capital Land Ltd.	86,000	39
	Kingsoft Corp. Ltd.	35,000	35
	Pine Agritech Ltd.	178,000	35
	Intime Department Store Group Co. Ltd.	56,000	35
	SRE Group Ltd.	252,000	34
	Sinolink Worldwide Holdings	208,000	33
*	Sichuan Expressway Co. Ltd.	78,000	33
	Shanghai Jin Jiang International Hotels (Group) Co	110,000	32
	Ajisen China Holdings Ltd.	45,864	31
*	China Hongxing Sports Ltd.	215,000	31
*	United Energy Group Ltd.	428,000	30
*	China Mining Resources Group Ltd.	512,000	30
	Baoye Group Co. Ltd.	42,000	28
	Lonking Holdings Ltd.	39,000	28
	Cosco International Holdings Ltd.	56,000	26
	Bosideng Int'l Holdings Ltd.	166,000	24
*	China Power New Energy Development Co. Ltd.	300,000	24
	Huaxin Cement Co. Ltd.	9,400	23
	Chongqing Iron & Steel Co. Ltd.	46,000	23
	Tomson Group Ltd.	50,000	23
	Livzon Pharmaceutical Inc.	10,800	21
	Shanghai Yaohua Pilkington Glass Co. Ltd. - B	39,800	21
*	Minmetals Resources Ltd.	72,000	21
	GZI REIT	58,000	20
*	Shanghai Dajiang Group	55,100	19
	Shanghai Prime Machinery Co. Ltd.	94,000	18
*	SVA Electron Co., Ltd.	40,100	17
*	TCL International Holdings Ltd.	30,000	16
	China First Pencil Co. Ltd.	12,500	14
	Xiamen International Port Co. Ltd.	60,000	12
	Qingling Motors Co. Ltd. H Share	56,000	12

*	Nan Hai Corp. Ltd.	1,150,000	12

			4,839
Denmark (1.0%)
*	DSV A/S	21,142	291
	Trygvesta A/S	3,286	221
*	Topdanmark A/S	1,554	212
*	Sydbank A/S	7,812	197
*	Genmab A/S	3,845	154
	SimCorp. A/S	784	135
*	GN Store Nord A/S	27,250	131
*	NKT Holding A/S	3,357	128
	Alk-Abello A/S	1,387	107
	Dampskibsselskabet Torm A/S	8,787	89
	East Asiatic Co. A/S	2,213	81
	D/S Norden A/S	1,251	45
	Solar A/S	548	22
	Schouw & Co.	986	17
	IC Companys A/S	864	17

			1,847
Finland (1.5%)
	Elisa Oyj Class A	17,545	322
	Pohjola Bank PLC	19,556	203
	YIT Oyj	15,086	198
	Orion Oyj	10,065	176
	KCI Konecranes Oyj	6,099	166
	Huhtamaki Oyj	12,499	141
	TietoEnator Oyj B Shares	8,095	139
	Uponor Oyj	9,626	131
	Cargotec Corp.	6,349	119
	Outotec Oyj	4,916	117
	Amer Sports Oyj A Shares	10,725	104
	Talvivaara Mining Co. PLC	15,865	100
	Kemira Oyj	7,591	97
	Poyry Oyj	5,961	85
*	Stockmann Oyj B Shares	3,852	82
*	Ramirent Oyj	8,855	71
	Lassila & Tikanoja Oyj	3,219	69
*	Alma Media Corp.	8,621	67
*	Sponda Oyj	23,125	67
	Vacon Oyj	1,687	65
	Ruukki Group Oyj	26,216	64
	Oriola-KD Oyj	11,530	54
	Citycon Oyj	17,761	46
*	Finnair Oyj	6,615	40
*	M-real OYJ	36,124	30
	Cramo Oyj	1,154	13

			2,766
France (4.2%)
	SCOR SA	19,725	474
*	Gemalto NV	9,602	359
^	Fonciere Des Regions	3,569	313
	Neopost SA	3,433	292
	Groupe Bourbon SA	6,950	292
	Etablissements Maurel et Prom	13,224	229
	Biomerieux SA	2,341	228

	Nexans SA	3,081	207
	M6 Metropole Television	10,228	204
	Teleperformance	5,832	185
	UbiSoft Entertainment SA	10,686	183
	Zodiac SA	4,317	167
	Societe Immobiliere de Location pour l'Industrie et le Commerce (Silic)	1,539	154
^	Sechilienne SA	3,912	151
	Bollore	974	148
^	Groupe Eurotunnel SA	24,216	144
	Havas SA	48,867	142
	Groupe SEB SA	2,684	128
	Rhodia SA	11,479	125
	Iliad SA	1,097	117
	EDF Energies Nouvelles SA	2,289	115
	Mercialys	3,291	110
	Saft Groupe SA	2,734	107
	Canal Plus SA	15,474	106
	April Group	2,516	97
	Ipsos	3,599	94
	Rexel SA	8,532	94
	Nexity	2,690	93
	Rubis	1,136	92
	Ipsen Promesses	1,943	89
	Beneteau SA	6,413	88
	Fimalac	1,630	86
	Remy Cointreau SA	2,100	83
	SA des Ciments Vicat	1,279	82
*	Silicon-On-Insulator Technologies	9,238	81
*	NicOx SA	6,443	80
*	Alten	4,123	80
	Carbone Lorraine	2,722	80
	Boiron SA	2,214	77
	Stallergenes	1,065	76
	Ingenico	3,575	75
	Penauille Polyservices	24,639	72
*	Orpea	1,514	72
	Pierre & Vacances	960	68
	Virbac SA	744	68
	Societe Fonciere, Financiere et de Participations	1,187	68
^	Eurofins Scientific	1,192	68
*	IMS-International Metal Service	3,996	64
	Rallye SA	2,155	63
	Delachaux SA	962	62
*,^	Thomson SA	46,610	62
*	Bongrain SA	1,017	61
	Guyenne et Gascogne SA	609	61
	Esso SA	510	60
	Groupe Steria SCA	2,411	58
*	Meetic	1,757	56
	Seche Environment	731	49
*	Faurecia	3,979	49
	Guerbet	310	47
*	Faiveley SA	509	43
	Bonduelle SCA	495	42

*	Union Financiere de France Banque SA	1,026	36
*	Altran Technologies SA	11,847	35
*	NRJ Group	4,880	33
	Vilmorin & Cie	327	32
	Laurent-Perrier	456	30
	Lisi	492	24
*	Boursorama	2,423	22
*	Seloger.com	685	22
	Assystem	2,345	21
	Bull SA	5,727	21
	Sopra Group SA	466	20
	Norbert Dentressangle	365	20
	GFI Informatique	4,510	17
	Trigano SA	1,154	17
	Kaufman & Broad SA	803	17
*	Etam Developpement SA	760	15
	Manitou BF SA	1,033	14
	Societe de la Tour Eiffel	346	13
	GL Events SA	605	10

			7,739
Germany (3.6%)
*	Qiagen NV	22,338	426
*	SGL Carbon AG	7,184	236
	Symrise AG	13,325	214
^	Douglas Holding AG	5,268	210
	Wincor Nixdorf AG	3,817	205
	United Internet AG	15,464	197
	Aixtron AG	11,454	187
	Stada Arzneimittel AG	7,661	186
	Bilfinger Berger AG	3,309	174
	Premier AG	41,273	173
	Software AG	2,309	173
	MTU Aero Engines Holdings AG	4,721	172
	Norddeutsche Affinerie AG	4,913	171
	ElringKlinger AG	8,297	160
	Tognum AG	11,202	156
	MLP AG	11,170	152
	Deutsche Euroshop AG	4,635	141
	Vossloh AG	1,132	131
	Freenet AG	10,142	125
	Wirecard AG	11,357	122
	Fuchs Petrolub AG	2,054	121
	Rhoen-Klinikum AG	5,139	118
	Hugo Boss AG Pfd.	3,660	100
	Praktiker Bau- und Heimwerkermaerkte Holding AG	9,625	96
	Fuchs Petrolub AG Pfd.	1,574	96
	Axel Springer AG	1,028	94
	Kontron AG	8,039	92
	Fielmann AG	1,395	92
*	IVG Immobilien AG	12,611	88
	Gerry Weber International AG	3,133	81
	Rational AG	646	79
	Leoni AG	3,980	78
*	Heidelberger Druckmaschinen AG	9,957	73

	Pfeiffer Vacuum Technology AG	960	71
	Krones AG	1,780	69
	Bauer AG	1,916	69
	Demag Cranes AG	2,766	68
*,^	KUKA AG	4,394	66
	MVV Energie AG	1,468	65
*	Kloeckner-Humbolt-Deutz AG	13,468	64
	KWS Saat AG	375	64
	Phoenix Solar AG	1,259	63
	ProSieben Sat.1 Media AG	9,956	63
*	Nordex AG	3,822	62
	Bechtle AG	3,052	60
	Rheinmetall AG	1,193	58
	BayWa AG	1,861	55
	CTS Eventim AG	1,346	55
	GFK SE	2,311	53
	Gildemeister AG	4,931	53
*	Deutsche Wohnen AG	3,480	53
*	Solar Millennium AG	1,472	51
*	Kloeckner & Co SE	1,999	51
	Grenkeleasing AG	1,422	51
	H&R WASAG AG	2,763	47
*	Conergy AG	45,715	44
	Deutsche Beteiligungs AG	1,994	43
	Centrotherm Photovoltaics AG	742	38
*	Solon SE	2,584	37
*	Aareal Bank AG	2,622	37
	Carl Zeiss Meditec AG	2,312	32
	Interseroh SE	368	23
*	Pfleiderer AG	2,372	20
	Medion AG	1,644	19
	CAT Oil AG	3,012	18
	Manz Automation AG	251	18
	Alstria Office REIT-AG	1,996	16
	DIC Asset AG	2,023	14
*	Jenoptik AG	2,894	14
*	Rhoen Klinikum AG Rights Exp. 8/4/09	5,139	6
*	Constantin Medien AG	241	1

			6,610
Greece (0.7%)
	Jumbo S.A.	10,964	119
	Hellenic Technodomiki Tev SA	11,918	99
	Alapis Holding Industrial and Commercial SA	68,155	96
	Hellenic Exchanges SA	6,999	91
	Mytilineos Holdings SA	9,691	83
	Folli-Follie SA	3,605	77
	Intralot SA-Integrated Lottery Systems & Services	10,425	65
	Viohalco, Hellenic Copper & Aluminum Industry SA	8,157	56
	GEK Terna Holding Real Estate Construction SA	6,425	53
	Fourlis SA	3,808	49
*	Postal Savings Bank	6,240	46
	Motor Oil (Hellas) Corinth Refineries SA	3,664	43
*	Geniki Bank	33,005	43
	Athens Water Supply and Sewage Co. SA	4,282	42

*	Agricultural Bank of Greece	17,632	42
	Diagnostic & Therapeutic Center of Athens S.A.	12,110	38
*	Sidenor Steel Products Manufacturing Co. SA	3,963	30
*	Babis Vovos International	5,009	29
	Metka SA	2,406	29
	Anek Lines SA	20,234	27
	Sarantis SA	3,531	22
*	Intracom SA	8,809	22
	Attica Bank	6,094	19
	Hellenic Duty Free Shops SA	2,088	19
	J&P-Avax SA	3,444	17
	Frigoglass S.A.	1,874	17
	Eurobank Properties Real Estate Investment Co.	1,110	12
*	Corinth Pipeworks SA	3,840	12

			1,297
Guernsey (0.0%)
	Invista Foundation Property Trust Ltd.	44,837	25

Hong Kong (1.2%)
	Pacific Basin Shipping Ltd.	234,000	176
	VTech Holdings Ltd.	24,000	171
*	Ports Design Limited	53,000	136
	Champion REIT	326,000	130
	Sinotrans Shipping Ltd.	244,000	119
	SJM Holdings Ltd.	285,000	116
	Xinyi Glass Holdings Co. Ltd.	120,000	104
	AAC Acoustic Technologies Holdings Inc.	108,000	104
*	China Merchants China Direct Investments Ltd.	34,000	77
	Chow Sang Sang Holdings International Ltd.	86,000	75
	Daphne International Ltd.	108,000	72
	Kingboard Laminates Holdings Ltd.	137,500	71
	Stella International Holdings Ltd.	39,500	65
	Mandarin Oriental International Ltd.	50,000	64
*	Tai Cheung Holdings Ltd.	108,000	64
*	REXLot Holdings Ltd.	725,000	63
	Sunlight REIT	269,000	60
*	Prosperity REIT	356,000	55
	SmarTone Telecommunications Ltd.	79,500	54
*	Apac Resources Ltd.	360,000	40
	Road King Infrastructure	45,000	36
*	HKR International Ltd.	76,800	34
	Midland Holdings Ltd.	42,000	34
	Sun Hung Kai & Co. Ltd.	36,000	28
*	Hi Sun Technology China Ltd.	126,000	27
	K Wah International Holdings Ltd.	62,000	25
	Silver Grant International Industries Ltd.	136,000	22
*	Far East Consortium	89,000	21
	Xinyu Hengdeli Holdings Ltd.	52,000	19
	Tianjin Development Hldgs	24,000	17
*	China Water Affairs Group Ltd.	62,000	16
*	China Chengtong Development Group Ltd.	162,000	16
*	Regent Pacific Group Ltd.	343,000	13
	Mingyuan Medicare Development Co. Ltd.	100,000	11
	HKC (Holdings) Ltd. Warrants Exp. 5/26/11	9,100	—

*	Hong Kong Energy Holdings Ltd. Warrants Exp. 5/13/11	627	—

			2,135
India (2.6%)
	Indiabulls Real Estate Ltd.	38,034	196
	IVRCL Infrastructures & Projects Ltd.	17,269	121
*	IFCI Ltd.	110,104	119
*	United Phosphorus Ltd.	29,578	106
	Torrent Power Ltd.	22,753	105
	Exide Industries Ltd.	58,425	105
	Indian Hotels Co. Ltd.	73,352	105
	Patni Computer Systems Ltd.	13,719	104
	Titan Industries Ltd.	3,954	101
	Petronet LNG Ltd.	68,316	100
	Century Textile & Industries Ltd.	10,096	100
	CESC Ltd.	15,100	99
*	India Infoline Ltd.	33,411	95
*	Tata Tea Ltd.	5,274	94
*	Finolex Industries Ltd.	87,014	92
*	Federal Bank Ltd.	17,581	88
	Andhra Bank	45,007	87
	LIC Housing Finance Ltd.	6,631	85
	Cummins India Ltd.	14,770	85
*	Ispat Industries Ltd.	168,099	79
	Birla Corp. Ltd.	12,268	79
	Hindustan Construction Co.	31,744	78
	India Cements Ltd.	26,669	78
*	Yes Bank Ltd.	22,752	76
	Welspun-Gujarat Stahl Ltd.	15,689	74
	Shree Renuka Sugars Ltd.	21,151	74
	GTL Ltd.	11,803	74
*	Gujarat NRE Coke Ltd.	58,287	70
*	Mercator Lines Ltd.	55,919	69
*	Rural Electrification Corp. Ltd.	16,117	68
	Jain Irrigation Systems Ltd.	4,523	66
	IRB Infrastructure Developers Ltd.	16,647	63
	Balrampur Chini Mills Ltd.	25,501	63
	Alstom Projects India Ltd.	5,498	61
	Thermax Ltd.	6,346	58
	Nagarjuna Construction Co. Ltd.	19,643	58
	Sterling Biotech Ltd.	23,043	54
*	Gujarat State Petronet Ltd.	33,947	51
*	Educomp Solutions Ltd.	591	51
	Biocon Ltd.	10,854	50
	IndusInd Bank Ltd.	25,891	47
	Bajaj Hindusthan Ltd.	11,495	44
*	Rolta India Ltd.	13,007	43
*	Bombay Dyeing & Manufacturing Co. Ltd.	5,342	39
	Aurobindo Pharma Ltd.	3,166	39
*	Sintex Industries Ltd.	8,288	38
	GVK Power & Infrastructure Ltd.	40,944	37
*	SREI Infrastructure Finance Ltd.	25,877	36
	Amtek Auto Ltd.	13,415	36
	Jindal Saw Ltd.	3,492	35

	Hindustan Oil Exploration	11,754	35
	Nava Bharat Ventures Ltd.	4,871	35
*	HCL Infosystems Ltd.	13,826	34
	Indian Bank	11,381	34
	Deccan Chronicle Holdings Ltd.	15,898	34
*	Gujarat State Fertilisers	10,562	33
	Parsvnath Developers Ltd.	12,821	33
	Voltas Ltd.	10,367	31
	Indiabulls Securities Ltd.	34,739	31
	Karnataka Bank Ltd.	10,647	30
	Praj Industries Ltd.	16,037	30
	Allahabad Bank	15,284	28
	Videocon Industries Ltd.	7,286	28
	Kesoram Industries Ltd.	3,673	27
*	BEML Ltd.	1,236	27
	Apollo Tyres Ltd.	32,198	27
*	Nagarjuna Fertilizers & Chemicals	35,512	27
*	Gujarat Mineral Development Corp. Ltd.	14,040	26
	Patel Engineering Ltd.	2,792	24
	Usha Martin Ltd.	22,470	24
	Great Offshore Ltd.	2,324	23
*	Electrosteel Castings Ltd.	27,859	23
*	Monnet Ispat & Energy Ltd.	3,719	21
	Ballarpur Industries Ltd.	41,987	20
	Moser Baer India Ltd.	10,657	20
	Indian Overseas Bank	10,738	20
	Opto Circuits India Ltd.	5,229	19
	Ansal Properties & Infrastructure Ltd.	14,150	19
*	Gammon India Ltd.	5,299	18
*	Matrix Laboratories Ltd.	4,016	17
	Chambal Fertilizers & Chemicals Ltd.	14,725	17
	JSL Ltd.	9,391	16
*	Bank of Rajasthan	12,534	15
	Everest Kanto Cylinder Ltd.	3,702	14
	Peninsula Land Ltd.	8,786	13
	S Kumars Nationwide Ltd.	12,751	12

			4,660
Indonesia (0.8%)
*	PT Adaro Energy	2,030,000	262
	PT Kalbe Farma Tbk	1,366,500	180
	PT Indo Tambangraya Megah	54,500	145
	PT Bank Negara Indonesia Persero Tbk	700,000	133
*	PT Medco Energi Internasional Tbk	363,500	122
	PT Barito Pacific Timber	821,500	111
*	PT Lippo Karawaci Tbk	1,545,000	110
	PT Bakrie and Brothers Tbk	8,819,500	93
*	PT Bakrieland Development Tbk	2,115,000	76
*	PT Bisi International	259,000	51
*	PT Indah Kiat Pulp & Paper Corp.	216,500	39
*	Smurfit Kappa Group, PLC	6,094	36
	PT Timah Tbk	167,000	35
*	PT Ciputra Development Tbk	342,000	28
*	PT Bakrie Telecom	1,738,000	24
	PT Jasa Marga	133,500	23

*	PT Energi Mega Persada Tbk	586,500	23
*	PT Semen Cibinong TbK	137,000	20
*	PT Bakrie Sumatera Plantations Tbk	201,000	16

			1,527
Ireland (0.6%)
	DCC PLC	8,906	191
	Grafton Group PLC	33,705	162
*	Kingspan Group PLC	21,427	144
	Paddy Power PLC	4,659	116
	C&C Group PLC	30,815	90
	United Drug PLC	28,423	77
	Glanbia PLC	21,059	75
	Greencore Group PLC	43,214	66
	FBD Holdings PLC	3,626	36
	C&C Group PLC (UK Shares)	11,196	32
	Independent News & Media PLC	62,517	21
*	Smurfit Kappa Group PLC	3,267	19
	Fyffes PLC	34,284	19
	Total Produce PLC	31,387	15
	Origin Enterprises PLC	4,000	15
	Greencore Group PLC	7,024	11
	AER Lingus Group PLC	14,073	9

			1,098
Israel (0.2%)
	FMS Enterprises Migun Ltd.	3,904	135
	Frutarom Industries Ltd.	9,363	73
*	American Israeli Paper Mills Ltd.	978	55
*	Gilat Satellite Networks Ltd.	9,200	46
	Ituran Location and Control Ltd.	3,193	32
	Delek Real Estate Ltd.	16,892	21

			362
Italy (2.5%)
*	Societa Cattolica di Assicurazioni S.C.R.L.	8,054	268
	Prysmian SpA	14,667	252
	Piccolo Credito Valtellinese Scarl	24,342	242
	Impregilo SpA	46,728	178
	Hera SpA	65,217	161
	Iride SpA	86,693	160
^	Danieli & Co. Risp. SpA	14,019	150
	Azimut Holding SpA	13,805	148
	Ansaldo STS SpA	7,168	145
*	Cofide SpA	177,983	143
	Davide Campari - Milano SpA	16,542	141
	Milano Assicurazioni SpA	38,738	132
	Banca Popolare dell'Etruria e del Lazio	20,319	127
	ACEA SpA	10,696	122
	Societa Iniziative Autostradali e Servizi SpA (SIAS)	15,195	112
*	Permasteelisa SpA	5,989	103
*	Italmobiliare SpA Non-Convertible Risp.	4,341	103
*	Compagnie Industriali Riunite SpA	51,097	97
	Piaggio & C SpA	44,522	92
	DiaSorin SpA	3,244	91
	ERG SpA	5,833	86

	Mondadori (Arnoldo) Editore SpA	20,166	85
	Recordati SpA	11,222	75
	Maire Tecnimont SpA	18,675	75
*	Credito Emiliano SpA	13,926	75
	Autostrada Torino-Milano SpA	5,882	67
*	Premafin Finanziaria SpA	47,902	67
	Tod's SpA	1,084	63
	Banco di Desio e della Brianza SpA	9,054	60
	Marr SpA	7,132	59
*	Fastweb SpA	2,245	59
	Geox SpA	7,402	58
	Banca Italease	20,815	58
	Credito Artigiano SpA	19,527	53
*	Pirelli & C. Real Estate SpA	66,538	51
	Industria Macchine Automatiche SpA	2,645	47
	Beni Stabili SpA	55,886	43
	Banca Generali SpA	3,808	36
	Trevi Finanziaria SpA	2,515	34
	Gemina SpA	42,512	33
*	DeA Capital SpA	14,331	33
	Seat Pagine Gialle SpA	109,715	28
*	Risanamento SpA	49,068	24
	Sorin SpA	14,864	23
*	Indesit Company SpA	3,253	21
	Astaldi SpA	2,643	21
	Cementir Holding SpA	5,004	21
*	Gruppo Editoriale L'Espresso SpA	11,065	20
	Interpump Group SpA	4,511	20
	Amplifon SpA	5,241	20
	Danieli & Co. SpA	992	19
	Sol SpA	3,269	18
*	Snai SpA	3,916	17
	Brembo SpA	2,454	17
*	RCS Media Group SpA	12,367	16
*	Tiscali SpA	37,634	16
	Immobiliare Grande Distribuzione	9,233	16
	Landi Renzo SpA	3,169	15
*	Immsi SpA	11,852	15
*	Italmobiliare SpA	430	15
	Esprinet SpA	1,445	15
	Enia SpA	1,871	14
*	Telecom Italia Media SpA	72,256	13
	Gruppo Coin SpA	2,478	12
*	Uni Land SpA	8,213	11

			4,611
Japan (14.7%)
^	GS Yuasa Corp.	33,000	300
	Comsys Holdings Corp.	19,700	227
*	Kagome Co. Ltd.	11,800	208
*	The Bank of Ikeda Ltd.	4,300	170
*	Takasago Thermal Engineering Co., Ltd.	19,000	167
	Miura Co., Ltd.	6,400	154
*,^	Joshin Denki Co. Ltd.	18,000	150
*	Sanki Engineering Co. Ltd.	19,000	149

*	Tokai Tokyo Securities Co. Ltd.	40,000	146
	K's Holdings Corp.	4,800	142
	Glory Ltd.	6,900	142
	Kyorin Co. Ltd.	9,000	138
*	Hosiden Corp.	10,500	135
*	Aderans Co. Ltd.	9,600	134
*	Kadokawa Group Holdings, Inc.	5,500	132
*	Hitachi Kokusai Electric Inc.	18,000	132
*,^	Meidensha Corp.	22,000	131
	eAccess Ltd.	168	130
*	Hitachi Zosen Corp.	100,000	128
	Rohto Pharmaceutical Co. Ltd.	12,000	127
*	Nichicon Corp.	8,400	127
*	Nikkiso Co. Ltd.	16,000	125
	Duskin Co. Ltd.	7,200	125
*	Miraca Holdings Inc.	5,000	125
*	Fuji Soft ABC Inc.	6,100	123
*	Kureha Chemical Industry Co.	21,000	121
*	Asahi Diamond Industrial Co. Ltd.	18,000	119
*	FP Corp.	2,600	119
*	Okamura Corp.	19,000	118
*	Kyowa Exeo Corp.	12,000	117
*	Kyudenko Corp.	19,000	116
*	Japan Securities Finance Co., Ltd.	13,900	115
*	Hitachi Plant Technologies Ltd.	18,000	115
*	Iwatani International Corp.	39,000	114
*	Kiyo Holdings Inc.	93,000	114
*	Fuji Oil Co.	9,300	114
*	The Bank of Iwate, Ltd.	1,900	111
	Meitec Corp.	6,100	111
	OSG Corp.	12,100	111
	Toyo Tanso Co. Ltd.	2,100	111
	Ryosan Co., Ltd.	4,300	110
*	JVC KENWOOD Holdings Inc.	170,300	107
	Sanyo Chemical Industries, Ltd.	19,000	107
*	Nisshin Oil Mills Ltd.	20,000	106
*	Park24 Co., Ltd.	12,700	106
*	Furukawa Co. Ltd.	78,000	106
*	The Okinawa Electric Power Co. Inc.	2,000	105
*	Toei Co.	20,000	105
*	Okumura Corp.	25,000	104
	Izumiya Co.	18,000	103
*	Japan Vilene Co. Ltd.	19,000	102
*	Nagase & Co., Ltd.	9,000	102
	Exedy Corp.	4,300	101
*	Nippon System Development Co., Ltd.	9,600	100
*	Yodogawa Steel Works Ltd.	21,000	100
	Kyoei Steel Ltd.	4,000	100
*	The Tokushima Bank Ltd.	19,000	99
*	Shochiku Co.	12,000	99
*	Morinaga Milk Industry Co. Ltd.	24,000	99
	Horiba Ltd.	4,200	99
*	Nippon Soda Co.	20,000	98
*	Hanwa Co. Ltd.	24,000	97
*	Iseki & Co. Ltd.	21,000	97

*	Accordia Golf Co. Ltd.	123	97
*	Nippon Flour Mills Co., Ltd.	20,000	96
*	Tachihi Enterprise Co. Ltd.	1,900	96
*	Tadano Ltd.	20,000	95
*	Fujitec Co. Ltd.	18,000	95
*	Denki Kogyo Co. Ltd.	19,000	95
*	Yoshimoto Kogyo Co. Ltd.	7,800	95
*	The Toho Bank Ltd.	21,000	95
	Bank of the Ryukyus Ltd.	8,200	95
	Sankyu Inc.	25,000	94
*	Daiseki Co. Ltd.	4,300	94
*	Kissei Pharmaceutical Co.	4,000	94
*	NOF Corp.	21,000	93
*	Unitika Ltd.	104,000	93
	Kappa Create Co. Ltd.	3,950	93
	Oiles Corp.	5,900	93
*	Sangetsu Co. Ltd.	4,300	92
*	Kayaba Industry Co. Ltd.	40,000	92
	Tokyo Ohka Kogyo Co., Ltd.	4,300	92
*	Topy Industries Ltd.	39,000	91
*	Inaba Denki Sangyo Co., Ltd.	4,000	91
	TS Tech Co. Ltd.	4,700	91
*	Megachips Corp.	3,900	91
*	Fuyo General Lease Co. Ltd.	4,100	90
*	Mizuno Corp.	20,000	90
*	Komori Corp.	8,200	89
*	Daio Paper Corp.	9,868	89
*	Sumitomo Warehouse Co. Ltd.	21,000	89
*	Japan Airport Terminal Co., Ltd.	7,600	88
*	Central Glass Co., Ltd.	21,000	88
*	Wacom Co. Ltd.	42	88
	Musashi Seimitsu Industry Co., Ltd.	4,400	87
*	Anritsu Corp.	21,000	86
*	Maeda Corp.	27,000	85
	Sanyo Special Steel Co., Ltd.	21,000	85
*	Sakai Chemical Industry Co. Ltd.	20,000	85
	Kakaky.com, Inc.	21	84
*	Tokyo Seimitsu Co., Ltd.	6,100	84
*	Toho Pharmaceutical Co. Ltd.	6,200	84
*	Toho Zinc Co. Ltd.	20,000	83
	Nichi-Iko Pharmaceutical Co., Ltd.	2,500	83
*	Nissan Shatai Co. Ltd.	9,000	83
*	Mitsuboshi Belting Co. Ltd.	19,000	83
*	Sanken Electric Co., Ltd.	21,000	83
	Daiwabo Co. Ltd.	21,000	82
*	The Yamanashi Chuo Bank, Ltd.	16,000	82
*	Nachi-Fujikoshi Corp.	40,000	82
*	The Kagawa Bank Ltd.	19,000	82
*	Hokuto Corp.	4,000	81
*	Seikagaku Corp.	7,100	81
	The Yamagata Bank, Ltd.	15,000	81
*	Tomy Co. Ltd.	9,100	81
	Tamron Co. Ltd.	6,100	80
	Nifco Inc.	4,400	80
*	Kitz Corp.	20,000	80

*	The Aomori Bank Ltd.	20,000	80
*	Mitsui Soko Co., Ltd.	20,000	80
	Sanwa Shutter Corp.	22,000	79
	ADEKA Corp.	8,800	79
	Aica Kogyo Co., Ltd.	8,200	79
*	The Miyazaki Bank Ltd.	20,000	79
*	Aichi Steel Corp.	21,000	79
*	Bank of Okinawa, Ltd	2,100	78
*	Net One Systems Co., Ltd.	44	77
	Oyo Corp.	7,700	77
*	Heiwa Real Estate Co., Ltd.	22,000	77
	The Tokyo Tomin Bank, Ltd.	4,100	76
*	The Shikoku Bank, Ltd.	21,000	76
*	Nippon Signal Co. Ltd.	8,200	76
^	Culture Convenience Club Co., Ltd.	9,900	76
*	Tsubakimoto Chain Co.	22,000	76
*	AOC Holdings Inc.	8,000	76
	Japan Wool Textile Co., Ltd.	10,000	76
*	Futaba Corp.	4,300	75
*	Daifuku Co., Ltd.	11,000	75
*	Ricoh Leasing Co., Ltd.	3,800	75
*	Nippon Densetsu Kogyo Co. Ltd.	7,000	74
*	Snow Brand Milk Products Co.	22,500	74
*	The Akita Bank Ltd.	20,000	74
	The Shimizu Bank Ltd.	1,900	74
	Nakamuraya Co. Ltd.	15,000	74
*	Daibiru Corp.	8,200	74
*	Okamoto Industries, Inc.	20,000	73
*	The Shibusawa Warehouse Co. Ltd.	19,000	73
	Pigeon Corp.	2,000	72
*	Nihon Unisys, Ltd.	8,200	72
*	Nissin Kogyo Co. Ltd.	5,000	70
*	San-A Co. Ltd.	1,900	70
*	Resorttrust, Inc.	6,200	70
*	Fujimi Inc.	4,100	70
*	Saizeriya Co., Ltd.	4,400	70
*	Mitsui Sugar Co. Ltd.	21,000	69
*	The Mie Bank Ltd.	19,000	69
*	Keihin Corp.	4,600	69
*	Toyo Ink Manufacturing Co., Ltd.	21,000	69
*	The Fukui Bank Ltd.	21,000	68
*	FCC Co. Ltd.	4,200	67
*	So-net M3, Inc.	19	67
	Seiren Co. Ltd.	12,100	67
*	Mandom Corp.	2,400	67
	Noritake Co., Ltd.	20,000	67
*	Akebono Brake Industry Co. Ltd.	10,600	67
*	The Bank of Saga Ltd.	20,000	67
	Toagosei Co., Ltd.	22,000	67
*	Hitachi Information Systems Ltd.	2,200	67
*	Daihen Corp.	20,000	66
*	Tokyo Dome Corp.	21,000	66
*	Alpine Electronics Inc.	6,600	66
*	Nippon Carbon Co. Ltd.	21,000	66
*	Nippon Shinyaku Co. Ltd.	5,000	65

*	MOS Food Services Inc.	4,000	65
*	Marusan Securities Co. Ltd.	9,500	65
*	The Oita Bank Ltd.	13,000	65
*	Max Co. Ltd.	6,000	65
*	Geo Corp.	82	65
	Maruha Nichiro Holdings Inc.	43,000	64
	Sakata Seed Corp.	4,300	64
*	Hitachi Transport System Ltd.	5,000	63
*	Unicharm Petcare Corp.	2,000	63
	Tsuruha Holdings, Inc.	2,000	63
	Sanyo Shokai Ltd.	19,000	63
*	Paris Miki Inc.	6,400	63
*	Sundrug Co. Ltd.	2,800	63
*	Chudenko Corp.	3,900	62
*	Ariake Japan Co., Ltd.	4,100	62
	Tokyo Rope Manufacturing Co. Ltd.	20,000	62
*	Toyo Engineering Corp.	20,000	62
*	Makino Milling Machine Co.	19,000	62
*	Mars Engineering Corp.	2,000	62
*	Itoham Foods, Inc.	19,000	62
	Nitta Corp.	4,100	61
*	Daiei, Inc.	15,500	61
*	The Yachiyo Bank Ltd.	2,100	61
*	Kato Sangyo Co. Ltd.	3,800	61
*	Sumitomo Light Metal Industries Ltd.	62,000	61
*	Japan Pulp & Paper Co. Ltd.	18,000	61
*	Nihon Kohden Corp.	4,300	60
	GMO Internet, Inc.	14,200	60
*	Sugi Holdings Co. Ltd.	2,800	60
*	Doutor Nichires Holdings Co. Ltd.	4,300	60
*	Takara Standard Co.	10,000	59
*	TV Tokyo Corp.	1,900	59
*	Nichiden Corp.	2,000	59
	Amano Corp.	6,600	59
*	Nippon Gas Co. Ltd.	3,900	59
*	Toyo Corp.	6,000	58
*	Sawai Pharmaceutical Co. Ltd.	1,100	58
*	Godo Steel Ltd.	21,000	58
*	Mitsubishi Paper Mills Ltd.	41,000	58
*	Earth Chemical Co. Ltd.	2,100	57
	ARCS Co. Ltd.	4,000	57
*	The Eighteenth Bank Ltd.	20,000	57
*	Parco Co. Ltd.	6,400	56
*	The Minato Bank, Ltd.	39,000	55
*	Hokuetsu Kishu Paper Co., Ltd.	11,000	55
	Paramount Bed Co. Ltd.	3,500	55
	Ryoshoku Ltd.	2,400	55
*	The Ehime Bank Ltd.	21,000	55
*	IBJ Leasing Co. Ltd.	4,200	55
*	Atsugi Co. Ltd.	40,000	54
*	Iino Kaiun Kaisha Ltd.	10,100	54
*	Tokushu Tokai Holdings Co. Ltd.	20,000	53
*	Nihon Dempa Kogyo Co. Ltd.	2,200	53
*	The Tochigi Bank, Ltd.	11,000	53
*	Heiwado Co. Ltd.	4,000	53

	Japan Aviation Electronics Industry, Ltd.	8,000	52
*	The Daisan Bank Ltd.	20,000	52
	Trusco Nakayama Corp.	3,300	52
	Asahi Organic Chemicals Industry Co. Ltd.	20,000	52
*	Nippon Beet Sugar Manufacturing Co. Ltd.	21,000	52
*	The Chiba Kogyo Bank Ltd.	5,900	52
*	Toa Corp.	40,000	52
	XEBIO Co., Ltd.	2,400	52
*	Kurabo Industries Ltd.	25,000	52
*	The Aichi Bank Ltd.	600	51
*	T Hasegawa Co. Ltd.	3,600	51
	DCM Japan Holdings Co., Ltd.	7,500	51
	Tomato Bank, Ltd.	21,000	51
*	Marudai Food Co., Ltd.	20,000	51
	Nippon Suisan Kaisha Ltd.	18,500	51
*	Shinko Plantech Co. Ltd.	6,100	50
*	Star Micronics Co. Ltd.	4,900	50
	Mitsubishi Pencil Co. Ltd.	4,200	50
*	Zensho Co. Ltd.	8,300	49
	Taihei Dengyo Kaisha Ltd.	5,000	49
^	Noritz Corp.	4,400	49
*	The Nagano Bank, Ltd.	21,000	49
*	Itochu Enex Co. Ltd.	8,000	49
*	Point, Inc.	910	49
	Yoshinoya D&C Co. Ltd.	41	49
	Sankyo Seiko Co., Ltd.	20,100	48
*	Nippon Light Metal Co.	49,000	48
*	Daimei Telecom Engineering Corp.	5,000	48
	Nitto Kohki Co. Ltd.	2,300	48
*	Nippo Corp.	6,000	48
*	So-net Entertainment Corp.	23	47
*	Maezawa Kyuso Industries Co. Ltd.	2,900	47
*	Sintokogio Ltd.	6,700	47
	Hogy Medical Co., Ltd.	900	46
*	Taikisha Ltd.	4,200	46
	Senshukai Co. Ltd.	6,900	46
*	TOC Co., Ltd.	11,200	46
*	Ines Corp.	5,400	46
*	Nippon Denko Co., Ltd.	7,000	46
	AOKI Holdings Inc.	4,200	46
	The Michinoku Bank Ltd.	20,000	45
*	Century Leasing System Inc.	4,200	45
*	Doshisha Co. Ltd.	2,900	45
	Chofu Seisakusho Co. Ltd.	2,200	45
	Tokyo Rakutenchi Co. Ltd.	11,000	44
	ASKUL Corp.	2,400	44
*	Prima Meat Packers Ltd.	39,000	44
*	Kanematsu Corp.	46,000	44
	Avex Inc.	5,000	44
*	The Tottori Bank Ltd.	16,000	44
*	Osaki Electric Co. Ltd.	4,000	44
*	Zuken Inc.	5,300	44
*	Kisoji Co. Ltd.	2,100	44
*	Maeda Road Construction Co., Ltd.	5,000	44
*	JACCS CO., LTD.	21,000	43

	Penta-Ocean Construction Co.	32,000	43
*	The Higashi-Nippon Bank, Ltd.	20,000	43
*	The Hokuetsu Bank Ltd.	21,000	43
	H.I.S Co., Ltd.	2,100	43
*,^	Sasebo Heavy Industries Co. Ltd.	21,000	42
*	Royal Co. Ltd.	3,900	42
*	Tuopai Yeast Liquor Co., Ltd.	5,500	42
*	S.T. Corp.	4,000	42
*	The Shonai Bank Ltd.	22,000	42
	Ryoyo Electric Corp.	4,900	42
	SHO-BOND Holdings Co. Ltd.	2,200	42
*	WATAMI Co. Ltd.	2,100	41
	Union Tool Co.	1,500	41
*	Ryoden Trading Co. Ltd.	7,000	41
*	The Kita-Nippon Bank, Ltd.	1,500	41
*	Moshi Moshi Hotline Inc.	2,150	41
*	Goldcrest Co. Ltd.	1,710	41
*	Yokogawa Bridge Holdings Corp.	5,000	41
	Tsutsumi Jewerly Co., Ltd.	2,000	40
*	Towa Pharmaceutical Co. Ltd.	800	40
*	NEC Fielding Ltd.	2,800	40
*	Aiphone Co. Ltd.	2,400	40
*	Fujita Kanko, Inc.	10,000	40
*	Round One Corp.	4,300	40
*	Fuji Co. Ltd.	2,100	40
*	Nitto Boseki Co., Ltd.	22,000	39
*	Iwai Securities Co. Ltd.	4,300	39
*	The Chukyo Bank, Ltd.	12,000	39
*	Kanto Auto Works Ltd.	4,300	39
*	Tenma Corp.	3,200	38
*	Topre Corp.	4,500	38
*	Hibiya Engineering Ltd.	4,600	38
	Sanrio Co., Ltd.	4,400	37
	NEC Systems	2,900	37
*	Dai-Dan Co. Ltd.	7,000	37
	Alpen Co., Ltd.	2,100	37
*	Nihon Nohyaku Co. Ltd.	4,000	37
*	Kintetsu World Express Inc.	1,500	37
*	Fuji Seal International Inc.	2,100	36
	Kyokuto Securities Co. Ltd.	5,600	36
*	Showa Electric Wire & Cable	31,000	36
*	Shimojima Co. Ltd.	2,700	36
*	Ishihara Sangyo Kaisha Ltd.	33,000	36
*	T-Gaia Corp.	24	36
	Canon Electronics Inc.	2,400	36
*	Toyo Tire & Rubber Co., Ltd.	16,000	35
*	EDION Corp.	5,900	34
*	Osaka Steel Co. Ltd.	2,000	34
	Kanto Natural Gas Development Ltd.	6,000	34
	Nakayama Steel Works Ltd.	16,000	34
*	Nohmi Bosai Ltd.	4,000	34
*	Token Corp.	1,100	34
*	Okuwa Co. Ltd.	3,000	34
*	Ryobi Ltd.	13,000	34
*	Yonekyu Corp.	3,500	33

*	DTS Corp.	3,500	33
*	Trans Cosmos, Inc.	2,600	33
*	Kuroda Electric Co. Ltd.	2,400	33
*	Nitto Kogyo Corp.	3,600	33
*	Asahi Holdings, Inc.	1,700	32
*	Sanden Corp.	11,000	31
	Chiyoda Co., Ltd.	2,200	31
	Inabata & Co., Ltd.	6,600	30
*	Best Denki Co. Ltd.	6,000	30
	Coca-Cola Central Japan Co. Ltd.	2,100	29
*	Ichiyoshi Securities Co. Ltd.	3,800	29
*	Nippon Yakin Kogyo Co. Ltd.	5,500	28
*	SMK Corp.	5,000	28
*	Mito Securities Co. Ltd.	9,000	27
	Showa Sangyo Co. Ltd.	9,000	27
	TKC Corp.	1,400	27
*	Nichii Gakkan Co.	2,400	26
*	Bic Camera Inc.	63	25
*,^	Gulliver International Co., Ltd.	430	25
	Riken Corp.	8,000	25
*	Nippon Chemi-Con Corp.	7,000	25
	Risa Partners Inc.	28	25
*	Nippon Seiki Co. Ltd.	2,000	25
*	Shinkawa Ltd.	1,600	24
*,^	Matsuya Co. Ltd.	2,300	24
*	Nippon Konpo Unyu Soko Co. Ltd.	2,000	24
*	Enplas Corp.	1,300	24
*	The Kanto Tsukuba Bank, Ltd.	7,000	23
*	Jeol Ltd.	6,000	23
*	Toyo Securities Co. Ltd.	9,000	23
*	Ministop Co. Ltd.	1,400	23
	Nihon Parkerizing, Co., Ltd.	2,000	23
*	Tachi-S Co. Ltd.	2,500	23
*	CMK Corp.	2,200	22
*	Kenedix Inc.	58	22
*	Hokuriku Electric Industry Co. Ltd.	10,000	22
*	CKD Corp.	4,300	22
*	Stella Chemifa Corp.	600	22
	Hisaka Works, Ltd.	2,000	21
	Shoei Co. Ltd.	2,600	21
*	Nishimatsu Construction Co., Ltd.	15,000	21
*	Seiko Holdings Corp. (Hattori Seiko)	8,000	21
*	Takihyo Co. Ltd.	4,000	20
	Chugoku Marine Paints, Ltd.	3,000	20
*	Kyodo Printing Co. Ltd.	6,000	20
*	JFE Shoji Holdings Inc.	5,000	20
*	The Nippon Synthetic Chemical Industry Co., Ltd.	4,000	20
*	Orient Corp.	16,500	19
*	Futaba Industrial Co. Ltd.	5,000	19
*	Kaga Electronics Co. Ltd.	1,600	19
	Nichias Corp.	6,000	19
	Rhythm Watch Co. Ltd.	13,000	19
*	Sumikin Bussan Corp.	8,000	19
	Nippon Thompson Co., Ltd.	4,000	19
*	Showa Corp.	3,400	19

*	Japan Radio Co., Ltd.	8,000	19
*	Shinko Shoji Co. Ltd.	2,100	19
*	KOA Corp.	2,100	19
*	The Fukushima Bank, Ltd.	28,000	19
*	Japan Digital Laboratory Co. Ltd.	1,500	19
	Sanshin Electronics Co., Ltd.	2,100	19
*	AIDA Engineering Ltd.	5,500	18
	Shinmaywa Industries, Ltd.	5,000	18
*	Aeon Delight Co. Ltd.	1,300	18
*	OMC Card, Inc.	9,400	18
*	Unipres Corp.	1,400	18
	Idec Izumi Corp.	2,300	18
	Nidec Copal Corp.	1,600	17
*	Yamazen Corp.	4,000	17
*	Nippon Metal Industry Co. Ltd.	8,000	17
*	Kanto Denka Kogyo Co. Ltd.	3,000	17
*	Cybozu Inc.	82	17
	The Towa Bank, Ltd.	25,000	16
*	Seika Corp.	7,000	16
*	Sekisui Jushi Corp.	2,000	16
	Press Kogyo Co. Ltd.	9,000	16
	Pilot Corp.	13	16
*	Mitsui High-Tec Inc.	1,200	15
	Topcon Corp.	2,900	15
	Shin-Etsu Polymer Co. Ltd.	2,400	15
*	Sankyo-Tateyama Holdings Inc.	17,000	15
	Belluna Co., Ltd.	3,600	15
*	Vital KSK Holdings Inc.	2,700	15
*	Senko Co. Ltd.	4,000	15
	Toshiba Machine Co. Ltd.	4,000	15
*	Organo Corp.	2,000	15
*	Uniden Corp.	5,000	14
*	Descente Ltd.	3,000	14
*	Chugai Ro Co. Ltd.	5,000	14
	Nihon Yamamura Glass Co., Ltd	5,000	14
	Cosel Co. Ltd.	1,200	14
*	Nippon Koei Co.,Ltd.	4,000	14
*	Nippon Kanzai Co. Ltd.	900	14
	Pacific Golf Group International Holdings KK	24	14
*	Kyosan Electric Manufacturing Co. Ltd.	3,000	13
*	Daiichi Chuo Kisen Kaisha	5,000	13
*	Mitsubishi Steel Manufacturing Co., Ltd.	6,000	13
*	Temp Holdings Co. Ltd.	1,700	13
	Roland Corp.	1,100	13
	Cawachi Ltd.	700	13
	Yuasa Trading Co. Ltd.	11,000	13
*	Torii Pharmaceutical Co. Ltd.	700	13
*	Shinwa Co., Ltd.	900	12
	Modec, Inc.	700	12
*	Toshiba Plant Systems & Services Corp.	1,000	12
*	Taiyo Ink Manufacturing Co. Ltd.	500	12
*	Zenrin Co. Ltd.	800	12
*	Gun-Ei Chemical Industry Co. Ltd.	5,000	12
*	Torishima Pump Manufacturing Co. Ltd.	800	11
	Tokyotokeiba Co.	7,000	11

*	Achilles Corp.	7,000	11
*	Bunka Shutter Co. Ltd.	3,000	11
*	Dwango Co. Ltd.	7	11
	Takasago International Corp.	2,000	11
	As One Corp.	600	11
*	Inui Steamship Co. Ltd.	1,400	10
*	Daikyo, Inc.	6,000	9

			26,945
Luxembourg (0.0%)
	Gagfah SA	3,006	25

Malaysia (1.1%)
	KFC Holdings Malaysia Bhd.	257,600	534
*	Top Glove Corp. Bhd.	96,300	189
	Bursa Malaysia Bhd.	58,500	127
	KNM Group Bhd.	315,600	78
	Padiberas Nasional Bhd.	129,600	71
	Media Prima Bhd.	154,400	67
	Genting Plantations Bhd.	38,900	62
	Multi-Purpose Holdings Bhd.	120,400	59
	Airasia Bhd.	132,400	56
	IGB Corp., Bhd.	108,200	55
	Carlsberg Brewery Malaysia Bhd.	41,100	54
	Kulim Malaysia Bhd.	23,900	49
	KLCC Property Holdings Bhd.	53,000	48
	Dialog Group Bhd.	139,200	46
	WCT Berhad	57,700	44
	Boustead Holdings Bhd.	36,500	41
	OSK Holdings Bhd.	94,300	39
	Berjaya Corp. Bhd.	124,800	33
	Samling Global Ltd.	386,000	31
	Pos Malaysia & Services Holding Bhd.	47,100	31
*	Malaysian Resources Corp., Bhd.	72,400	29
	Tan Chong Motor Holdings Bhd.	54,000	28
	DRB-Hicom Bhd.	84,300	27
	Malaysian Airline System Bhd.	28,400	25
	Uchi Technologies Bhd.	53,200	20
*	Wah Seong Corp. Bhd.	34,200	20
	Petra Perdana Bhd.	23,000	19
*	Sunrise Bhd.	33,100	18
*	Mulpha International Bhd.	104,000	16
*	Muhibbah Engineering M Bhd.	33,800	14
	Malaysian Bulk Carriers Bhd.	13,800	13

			1,943
Mexico (0.7%)
*	Desarrolladora Homex SA de CV	31,200	182
	Grupo Aeroportuario del Sureste SA de CV	35,100	157
	Coca-Cola Femsa SA de CV	33,700	156
	Banco Conpartamos SA de CV	38,200	126
*	Empresas ICA SA de CV	61,980	114
*	Corporacion GEO, SA de CV	51,700	110
*	Industrias CH SAB de CV	22,200	78
	Consorcio ARA SA de CV	151,600	77
	TV Azteca SAB de CV	158,600	67

*	Axtel, SAB de CV	108,032	59
*	Controladora Comercial Mexicana SA de CV (Units)	68,900	46
	Grupo Aeroportuario del Centro Norte Sab de CV	29,948	40
	Grupo Simec SAB de CV	16,370	39
	Grupo Famsa SAB de CV	20,057	27
*	Gruma SA	13,900	20

			1,298
Netherlands (2.0%)
	Imtech NV	9,827	209
*	Crucell NV	7,095	176
	Wereldhave NV	2,148	174
	Koninklijke Vopak NV	2,855	171
	Koninklijke Boskalis Westminster NV	6,770	169
	Nutreco Holding NV	3,881	167
	Eurocommercial Properties NV	4,268	145
	Hunter Douglas NV	3,942	136
*	ASM International NV	8,041	136
	BinckBank NV	8,529	127
	CSM NV	7,164	126
*	USG People NV	8,995	120
	Vastned Retail NV	2,162	116
	Aalberts Industries NV	12,134	113
	Smit Internationale NV	1,522	106
	Arcadis NV	5,497	104
	Koninklijke BAM Groep NV	10,506	92
*	Oce NV	18,221	90
	Nieuwe Steen Investments Funds NV	5,303	88
	Exact Holding NV	3,364	88
	Mediq NV	6,567	87
^	Eriks Group NV	1,250	85
	Wavin NV	44,325	81
	Koninklijke Ten Cate NV	3,924	74
*	Draka Holding NV	4,021	65
	Telegraaf Media Groep NV	3,558	59
	TKH Group NV	3,905	57
*	TomTom NV	4,966	55
*	Unit 4 Agresso NV	2,995	54
	Grontmij NV	2,027	50
	Sligro Food Group NV	1,838	49
*	Super De Boer NV	9,669	39
*	KAS Bank NV	2,488	39
*	Koninklijke Wessanen NV	8,152	36
	Kardan NV	4,449	32
*	Heijmans NV	14,007	21
	VastNed Offices/Industrial NV	1,386	21
	Macintosh Retail Group NV	1,340	20
*	Ordina NV	3,396	15
	Beter BED Holding NV	1,039	15
	Brunel International NV	535	12

			3,619
New Zealand (0.2%)
^	Goodman Property Trust	117,397	77
	Infratil Ltd.	61,794	74
^	AMP NZ Office Trust	142,755	73

	New Zealand Oil & Gas Ltd.	43,250	46
	Freightways Ltd.	15,457	32
	Tower Ltd.	25,442	29
	Fisher & Paykel Appliances Holdings Ltd.	47,093	27
*	Nuplex Industries Ltd.	16,286	20

			378
Norway (1.7%)
	Tandberg ASA	12,100	257
	Acergy SA	18,600	199
*,^	Marine Harvest	284,900	179
	Prosafe ASA	33,100	174
*	Petroleum Geo-Services ASA	23,800	167
*	Subsea 7 Inc.	14,300	166
	TGS Nopec Geophysical Co. ASA	13,900	158
^	Frontline Ltd.	6,150	143
*	Schibsted ASA	12,520	143
	Det Norske Oljeselskap (DNO) ASA	95,900	118
	Fred Olsen Energy ASA	2,975	108
*	BW Offshore Ltd.	80,000	94
	ABG Sundal Collier Holding ASA	78,000	91
	Ekornes ASA	6,400	91
	Tomra Systems ASA	23,000	88
	Sparebanken 1 SMN	12,400	81
*	Cermaq ASA	11,100	79
	Sparebank 1 SR Bank	13,000	69
	Veidekke ASA	11,500	68
	Opera Software ASA	11,500	61
	Songa Offshore SE	16,500	60
	Aker ASA	2,700	59
*	Sevan Marine ASA	44,200	58
	Atea ASA	11,582	58
*	Prosafe Production	29,732	56
	Norske Skogindustrier ASA	28,500	45
	Hafslund ASA B Shares	3,450	39
*	Golar LNG Ltd.	2,200	22
	Austevoll Seafood ASA	4,000	19
*	Siem Offshore Inc.	13,000	17
	ODIM ASA	2,400	15
	Dockwise Ltd.	12,000	14
	Norwegian Property ASA	11,000	10
	Leroy Seafood Group ASA	600	10

			3,016
Peru (0.1%)
	Minsur SA	51,458	114

Philippines (0.2%)
	PNOC Energy Development Corp.	1,538,000	144
	Aboitiz Power Corp.	310,823	36
	International Container Terminal Services, Inc.	90,970	34
	First Gen Corp.	62,162	29
*	Alliance Global Group Inc.	312,000	27
	Megaworld Corp.	908,000	26
	Vista Land & Lifescapes Inc.	450,000	23
	Robinson's Land Co. Class B	123,000	23

	Manila Water Co. Inc.	56,700	19
*	First Philippine Holdings Corp.	20,000	17
	Filinvest Land, Inc.	800,000	16

			394
Poland (0.5%)
	Asseco Poland SA	7,169	148
*	PBG SA	1,646	128
	Orbis SA	7,648	114
	Polimex Mostostal SA	71,668	96
	Grupa Lotos SA	10,561	84
*	BIG Bank Gdanski SA	46,463	65
*	Synthos SA	153,678	63
	Eurocash SA	11,444	48
	Budimex SA	1,656	40
	AmRest Holdings NV	1,353	28
	Echo Investment SA	21,022	26
*	Agora SA	4,018	26
	Bioton SA	236,327	24
	Grupa Kety SA	735	22
	Cersanit-Krasnystaw SA	5,000	21
*	Emperia Holding SA	500	11

			944
Portugal (0.4%)
	Jeronimo Martins, SGPS, SA	25,197	177
	Sonae SGPS SA	95,530	100
	Mota Engil SGPS SA	21,310	91
	Semapa Sociedade de Investimento e Gestao SGPS SA	9,599	88
	Portucel-Empresa Produtora de Pasta e Papel SA	30,936	76
	REN - Redes Energeticas Nacionais SA	17,048	70
	Banif SGPS SA	41,040	70
*	Teixeira Duarte - Engenharia Construcoes SA	24,908	33
	Altri SGPS SA	7,752	26
	Sonae Industria - SGPS SA	4,678	14

			745
Russia (0.1%)
	OAO Transneft	196	98
*	RBC Information Systems	12,981	14
	VolgaTelecom	4,324	5

			117
Singapore (1.5%)
	Jardine Strategic Holdings Ltd.	24,500	398
	Singapore Petroleum Co. Ltd.	61,000	264
	Ascendas REIT	208,000	245
	Suntec REIT	250,000	189
	Ascendas India Trust	248,000	146
	Mapletree Logistics Trust	330,000	136
	Straits Asia Resources Ltd.	80,000	118
	Hyflux Ltd.	62,000	114
	Raffles Education Corp. Ltd.	252,000	114
	Kim Eng Holdings Ltd.	78,000	109
	Macquarie International Infrastructure Fund Ltd.	365,000	100
	OM Holdings Ltd.	52,751	77

	Biosensors International Group Ltd.	196,000	76
	CDL Hospitality Trusts	64,000	54
	Ascott Residence Trust	82,000	50
	Frasers Commercial Trust	371,000	49
*	Ezra Holdings Ltd.	39,000	42
	Cambridge Industrial Trust	141,000	41
	Jaya Holdings Ltd.	103,000	35
	KS Energy Services Ltd.	39,000	35
*	Indofood Agri Resources Ltd.	30,000	32
*	Creative Technology Ltd.	9,550	30
	Banyan Tree Holdings Ltd.	59,000	28
	Singapore Airport Terminal Services Ltd.	17,000	25
	Swiber Holdings Ltd.	36,000	24
*	Fortune REIT	44,000	24
	Goodpack Ltd.	33,000	23
	CSE Global Ltd.	38,000	18
	First Ship Lease Trust	41,000	18
	K1 Ventures Ltd.	152,000	17
	Synear Food Holdings Ltd.	74,000	14

			2,645
South Africa (0.4%)
*	Aquarius Platinum Ltd.	58,892	256
	Astral Foods Ltd.	9,346	129
	Datatec Ltd.	24,241	67
	City Lodge Hotels Ltd.	5,126	47
	Avusa, Ltd.	17,000	44
	DRDGOLD, Ltd.	58,397	43
*	Metorex Ltd.	95,084	40
	Omnia Holdings Ltd.	5,055	36
	Mvelaphanda Group Ltd.	46,756	29
*	Simmer & Jack Mines Ltd.	85,813	25
	Peregrine Holdings Ltd.	21,470	24
	Blue Label Telecoms Ltd.	31,992	23
	Emira Property Fund	6,752	10
	Capital Property Fund	11,404	9

			782
South Korea (2.8%)
	Tong Yang Investment Bank	16,620	211
	Korea Zinc Co., Ltd.	1,596	182
	Hyundai Marine & Fire Insurance Co., Ltd.	8,000	125
	Taihan Electric Wire Co., Ltd.	6,550	117
	Macquarie Korea Infrastructure Fund	26,490	108
*	Seoul Semiconductor Co. Ltd.	3,950	108
	SK Securities Co. Ltd.	39,980	107
	Korean Reinsurance Co.	10,300	98
*	Celltrion Inc.	7,017	97
	STX Engine Co., Ltd.	4,020	88
	MegaStudy Co. Ltd.	439	85
	Hanmi Pharm Co., Ltd.	883	83
	Korea Line Corp.	1,616	82
	Dong-A Pharmaceutical Co. Ltd.	1,093	82
	Korea Kumho Petrochemical Co., Ltd.	2,960	76
	NH Investment & Securities Co. Ltd.	8,710	76
*	LG Life Sciences Ltd.	1,507	74

	LG International Corp.	3,470	73
	SK Chemicals Co. Ltd.	1,795	72
	Tae Kwang Industry Co.	117	68
*	Poongsan Corp.	3,830	65
	LG Insurance Co. Ltd.	4,200	62
	ORION Corp.	390	61
*	Ssangyong Motor Co.	32,060	61
*	SK Broadband Co. Ltd.	13,007	57
	Daewoong Pharmaceutical Co. Ltd.	1,191	56
	Hanwha Securities Co.	6,000	55
	Kyobo Securities Co.	4,630	52
	Hotel Shilla Co.	3,710	51
	LG Fashion Corp.	2,550	50
*	Ssangyong Cement Industrial Co., Ltd.	7,160	49
	Seah Besteel Corp.	3,420	49
	Meritz Securities Co. Ltd.	47,070	48
*	Hyunjin Materials Co. Ltd.	2,024	48
*	Jusung Engineering Co. Ltd.	4,553	48
*	Meritz Fire & Marine Insurance Co. Ltd.	8,770	47
	Hanil Cement Manufacturing Co. Ltd.	757	46
	Taewoong Co., Ltd.	646	46
	Jeonbuk Bank	8,200	45
	Humax Co., Ltd.	3,261	44
*	Hansol Paper Co. Ltd.	4,580	43
	KIWOOM Securities Co., Ltd.	912	43
	Seoul Securities Co., Ltd.	44,630	43
*	Daewoo Motor Sales	6,058	42
	Hana Tour Service Inc.	1,362	41
	Kolon Industries Inc.	1,240	41
*	Dongbu Securities Co. Ltd.	6,100	41
	E1 Corp.	630	41
	SK Gas Co. Ltd.	889	40
*	Komipharm International Co. Ltd.	845	39
	Binggrae Co. Ltd.	1,070	38
*	Hanjin Heavy Industries Co. Ltd.	2,730	37
	SODIFF Advanced Materials Co. Ltd.	572	37
	Samyang Corp.	1,030	37
*	Korea Technology & Banking Network Corp.	7,890	36
	Dongsuh Co. Inc.	1,564	36
	Green Cross Corp.	339	36
	Sung Kwang Bend Co. Ltd.	2,058	36
*	Tong Yang Major Corp.	7,750	35
	Woongjin Thinkbig Co. Ltd.	2,020	35
*	Dongbu HiTek Co. Ltd.	4,890	35
	Namyang Dairy Products Co. Ltd.	84	34
	Samchully Co. Ltd.	349	34
	SFA Engineering Corp.	1,098	33
	Doosan Construction & Engineering Co. Ltd.	5,760	33
*	TK Corp.	1,222	33
	KISCO Corp.	796	33
	CJ CGV Co. Ltd.	1,950	32
*	Woongjin Holdings Co. Ltd.	3,550	32
	Young Poong Corp.	81	32
	Namhae Chemical Corp.	2,160	32
	Neowiz Games Corp.	1,245	32

*	ON*Media Corp.	10,780	31
	Hanjin Transportation Co. Ltd.	1,170	31
	Chong Kun Dang Pharm Corp.	1,910	30
	LS Industrial Systems Co. Ltd.	538	30
	Pyeong San Co. Ltd.	1,179	30
*	Woongjin Chemical Co., Ltd.	29,920	30
*	Hyundai H&S Co. Ltd.	487	29
	Hyundai Elevator Co.	537	27
	Dongbu Steel Co. Ltd.	3,500	27
	Handsome Co. Ltd.	2,790	27
	S&T Dynamics Co. Ltd.	2,060	27
	Bukwang Pharmaceutical Co. Ltd.	2,110	26
	Hankuk Electric Glass Co., Ltd.	1,270	26
	Kwang Dong Pharmaceutical Co., Ltd.	9,600	25
*	Ilyang Pharmaceutical Co. Ltd.	940	25
	Korea Electric Terminal Co. Ltd.	1,660	25
	POSDATA Co. Ltd.	6,225	25
*	S&T Daewoo Co. Ltd.	1,340	24
	Hite Holdings Co., Ltd.	730	23
	Huchems Fine Chemical Corp.	910	22
	Taeyoung Engineering & Construction	4,230	22
	Dae Han Flour Mills Co. Ltd.	212	22
	CJ O SHOPPING Co., Ltd.	395	21
	LG Innotek Co. Ltd.	210	21
	KISCO Holdings Co. Ltd.	318	21
	Sewon Cellontech Co. Ltd.	2,270	20
	Kumho Tire Co. Inc.	4,660	20
*	Youngone Corp.	2,824	19
	Dae Duck Electronics Co.	6,000	19
*	Forhuman Co. Ltd.	1,604	19
	GS Home Shopping Inc.	350	18
*	Asiana Airlines	5,520	18
	Kyeryong Construction Industrial Co. Ltd.	900	16
*	SSCP Co. Ltd.	2,419	16
*	Interpark Corp.	3,332	16
	Daekyo Co. Ltd.	3,350	16
	Sam Young Electronics Co. Ltd.	1,640	15
*	KP Chemical Corp.	2,250	15
	Dongbu Corp.	1,850	13
	Kolon Engineering & Construction Co. Ltd.	2,030	12
	CJ Internet Corp.	1,086	12
	SK Communications Co. Ltd.	1,532	11
	Youngone Holdings Co., Ltd.	706	11
	Unison Co., Ltd.	1,041	11
*	SSCP Rights Exp. 8/6/09	301	1

			5,169
Spain (2.2%)
	Indra Sistemas, SA	19,167	440
	Bolsas y Mercados Espanoles	9,471	307
	Ebro Puleva SA	11,976	198
	Obrascon Huarte Lain, SA	8,160	197
	Construcciones y Auxiliar de Ferrocarriles SA	387	173
*	Iberia Lineas Aereas de Espana SA	73,865	165
*,^	Banco Paster SA	20,092	163

	Grupo Catalana Occidente SA	7,853	161
	Tecnicas Reunidas SA	2,892	144
	Faes Farma SA	24,869	132
*	Zeltia SA	29,304	127
	Abengoa SA	4,773	122
	Viscofan SA	5,100	120
^	NH Hoteles SA	28,531	114
	Prosegur Cia de Seguridad SA (Registered)	3,103	108
^	Antena 3 de Television SA	10,569	104
	Sol Melia SA	13,403	93
	Tubacex SA	24,553	91
	Duro Felguera SA	9,019	90
	SOS Cuetara SA	14,248	73
	Fersa Energias Renovables SA	22,526	65
	Vidrala SA	2,547	61
	Grupo Empresarial Ence SA	19,284	60
	Laboratorios Almirall SA	4,780	60
*	Vocento SA	10,488	57
*	Campofrio Food SA	5,254	50
	Uralita SA	8,064	48
*	La Seda de Barcelona SA	90,746	44
	Realia Business SA	19,683	44
	Tubos Reunidos SA	15,195	42
	Afirma Grupo Inmobiliario SA	97,761	41
	Laboratorios Farmaceuticos Rovi SA	3,801	37
	Miquel y Costas & Miquel SA	1,880	37
*	Baron de Ley, SA	873	35
	Pescanova SA	933	32
	Cementos Portland Valderrivas, SA	591	27
*	Fluidra SA	5,461	21
*	Avanzit SA	15,096	18
	Mecalux SA	1,005	14
	Papeles y Cartones de Europa SA	2,661	11
	Ercros SA	52,701	10

			3,936
Sweden (2.6%)
	Getinge AB B Shares	24,758	370
	Kinnevik Investment AB Class B Shares	23,666	318
	Ratos AB	12,574	301
	Hexagon AB	23,364	254
*	Lundin Petroleum AB	24,678	219
	Modern Times Group AB B Shares	5,364	200
	Meda AB	23,210	180
*	Trelleborg AB B Shares	34,732	175
	Castellum AB	18,268	134
	Husqvarna AB	21,132	125
	Elekta AB B Shares	6,944	109
	Peab AB	22,266	104
	Kungsleden AB	18,725	100
	Wihlborgs Fastigheter AB	6,349	98
	Indutrade AB	6,037	91
	NCC AB	8,761	90
	Fabege AB	20,932	90
	Oresund Investment AB	5,910	83

	Hoganas AB B Shares	5,940	80
	Hakon Invest AB	7,427	79
	Niscayah Group AB	44,791	79
	SAS AB	153,413	78
	JM AB	8,865	74
	Lundbergforetagen AB	1,725	73
	Lindab International AB	8,412	71
	Wallenstam Byggnads AB	5,547	67
	Axis Communications AB	7,553	66
	Saab AB	5,615	64
	Black Earth Farming Ltd.	17,812	62
	Cardo AB	2,514	59
	Nobia AB	12,303	56
	Avanza Bank Holding AB	3,247	56
	HQ AB	3,481	53
*	Clas Ohlson AB	3,359	52
	Intrum Justitia AB	4,994	52
*	Bure Equity AB	10,432	48
	Axfood AB	1,962	48
	Hufvudstaden AB	7,297	48
	SkiStar AB	3,060	47
	AarhusKarlshamn AB	3,247	45
*	Eniro AB	12,610	43
	Klovern AB	14,090	39
*	Billerud Aktiebolag	5,664	32
	TradeDoubler AB	2,629	26
^	PA Resources AB	7,000	25
	Q-Med AB	3,693	25
*	Munters AB	3,906	24
	Nordnet AB	9,143	21
	Rezidor Hotel Group AB	7,228	19
	Mekonomen AB	742	12

			4,664
Switzerland (4.1%)
	Basler Kantonalbank	7,902	861
	Logitech International SA	21,511	362
	Aryzta AG (Switzerland Shares)	8,677	303
	PSP Swiss Property AG	5,354	285
	Sulzer AG (Registered)	3,901	257
	Helvetia Patria Holding AG	735	205
*	EMS-Chemie Holding AG	1,790	189
	Panalpina Welttransport Holdings AG	2,268	174
	Galenica AG	564	169
	Bank Sarasin & Cie AG	4,737	154
	Bucher Industries AG	1,378	151
	Sika Finanz AG (Bearer)	119	142
	Metall Zug AG	63	136
	Georg Fischer AG (Registered)	642	135
	Solvalor 61	598	133
	Schmolz & Bickenbach AG	3,847	132
	Jelmoli Holding AG	350	130
*	Temenos Group AG	6,379	128
*	Rieter Holding AG	667	125
	Banque Cantonale Vaudoise (BCV)	353	125

	Vontobel Holding AG	3,892	124
	Partners Group Holdings AG	1,170	123
	Kudelski SA	6,465	122
	Barry Callebaut AG	204	118
	Valora Holding AG	571	116
	Kaba Holding AG	570	111
	Vetropack Holding AG	61	97
	Allreal Holding AG	775	94
	Swiss Prime Site AG	1,963	94
	Swissquote Group Holding SA	1,754	92
	Dufry AG	2,355	92
	Schweizerische National-Versicherungs-Gesellschaft	3,580	90
	Belimo Holding AG	83	88
	Liechtensteinische Landesbank AG	1,448	87
	St. Galler Kantonalbank	228	84
	Implenia AG	3,086	83
	Mobimo Holding AG	586	83
	Flughafen Zuerich AG	294	81
	Schulthess Group	1,371	80
	Forbo Holding AG (Registered)	353	78
	Kuoni Reisen Holding AG (Registered)	258	78
*	Absolute Private Equity AG	9,121	69
*	Basilea Pharmaceutica AG	731	65
	Tecan AG	1,395	60
	Huber & Suhner AG	1,654	60
	Meyer Burger Technology AG	358	59
	Burckhardt Compression Holding AG	432	57
	Schweiter Technologies AG	157	57
	Von Roll Holding AG	8,122	55
*	Ascom Holding AG	4,124	53
	Verwalt & Privat-Bank AG	401	52
*	Ypsomed Holding AG	768	49
	Romande Energie Holding SA	27	49
	Intershop Holding AG	162	43
	Bell Holding AG	28	43
	Bachem Holding AG	633	43
	Charles Voegele Holding AG	1,174	42
	Bellevue Group AG	1,117	41
	Bobst Group AG	1,171	37
*	Athris Holding AG	44	37
	Emmi AG	361	36
*	Zueblin Immobilien Holding AG	8,366	33
	Compagnie Financiere Tradition	248	32
	Phoenix Mecano AG	88	27
	Publigroupe SA	337	25
	Zehnder Group AG	25	24
	Coltene Holding AG	533	23
	VZ Holding AG	431	22
	AFG Arbonia-Forster Holding	1,309	22
	Siegfried Holding AG	213	19
	Gottex Fund Management Holdings Ltd.	1,961	15
*	Bank Sarasin !amp; Cie AG Rights Exp. 9/15/09	4,737	4

			7,564

Taiwan (5.2%)
*	Infortrend Technology Inc.	264,000	337
*	Test-Rite International Co. Ltd.	705,000	335
	Epistar Corp.	72,000	197
	Yung Shin Pharmaceutical Industrial Co. Ltd.	155,000	185
	Powertech Technology Inc.	61,000	164
	National Petroleum Co. Ltd.	196,000	152
	WPG Holdings Co. Ltd.	116,000	142
	RichTek Technology Corp.	17,600	136
	Everlight Electronics Co., Ltd.	45,000	125
	Phison Electronics Corp.	16,074	124
	Far Eastern Department Stores Ltd.	116,000	117
*	PixArt Imaging Inc.	14,000	113
*	Greatek Electronics Inc.	102,000	103
	Highwealth Construction Corp.	81,582	97
	Wintek Corp.	124,000	95
	Tripod Technology Corp.	42,420	89
	Clevo Co.	57,773	83
	Kenda Rubber Industrial Co. Ltd.	58,800	80
*	Mitac Technology Corp.	83,000	78
	Simplo Technology Co. Ltd.	17,600	77
	St Shine Optical Co. Ltd.	17,000	77
*	China Life Insurance Co. Ltd.	128,000	75
*	Jih Sun Financial Holdings Co., Ltd.	450,000	72
*	Silicon Integrated Systems Corp.	194,000	72
	Motech Industries Inc.	19,000	72
*	ALI Corp.	35,000	71
*	Prime View International Co. Ltd.	55,318	69
	TSRC Corp.	58,000	68
*	Tainan Spinning Co. Ltd.	178,000	67
*	Solar Applied Materials Technology Co.	27,000	66
	Farglory Land Development Co., Ltd	28,000	66
*	Nan Kang Rubber Tire Co. Ltd.	63,000	66
	Yungtay Engineering Co. Ltd.	100,000	65
*	Altek Corp.	35,000	64
*	Huang Hsiang Construction Co.	27,000	64
	Tung Ho Enterprise Corp.	59,000	63
	Shinkong Synthetic Fibers Corp.	220,000	62
	Goldsun Development & Construction Co. Ltd.	109,140	60
	Shin Zu Shing Co. Ltd.	10,942	59
	Feng TAY Enterprise Co. Ltd.	79,000	58
*	Soft-World International Corp.	10,000	58
*	Wei Chuan Food Corp.	47,000	58
	Sino-American Silicon Products, Inc.	23,994	57
*	Elan Microelectronics Corp.	35,000	57
*	Masterlink Securities Corp.	148,000	57
	Huaku Development Co. Ltd.	23,000	56
	China Steel Chemical Corp.	27,000	56
*	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	45,000	55
*	Phoenix Precision Technology Corp.	83,000	54
	Radiant Opto-Electronics Corp.	37,080	54
*	China Petrochemical Development Corp.	168,000	52
*	Yieh Phui Enterprise	128,000	52
	China Bills Finance Corp.	177,000	52
*	AmTRAN Technology Co. Ltd.	75,000	52
	Global Mixed Mode Technology Inc.	10,199	51

	Hsing TA Cement Co.	173,000	50
	Shihlin Paper Corp.	21,000	50
*	Basso Industry Corp.	57,000	50
*	BES Engineering Corp.	188,000	49
	Elite Semiconductor Memory Technology Inc.	29,000	49
	Universal Scientific Industrial Co., Ltd.	126,000	49
*	CyberTAN Technology Inc.	37,000	48
	LEE Chang Yung Chem Industry Corp.	45,000	48
	Depo Auto Parts Industrial Co., Ltd.	25,000	47
	Wafer Works Corp.	24,000	46
*	Chung Hung Steel Corp.	110,000	46
	Prince Housing Development Corp.	99,000	46
*	China Metal Products	47,000	46
	King Yuan Electronics Co. Ltd.	114,285	46
*	Taiwan Navigation Co., Ltd.	24,000	45
*	Taiwan Tea Corp.	86,000	45
*	Sonix Technology Co. Ltd.	22,000	45
*	Cyberlink Corp.	10,000	44
	Universal Cement Corp.	88,000	44
*	Ruentex Development Co., Ltd.	48,000	44
*	Ruentex Industries Ltd.	38,000	44
	Opto Technology Corp.	51,000	43
*	Gigabyte Technology Co., Ltd.	62,000	43
	Formosa International Hotels Corp.	3,300	43
	Gemtek Technology Corp.	25,178	43
*	Lien Hwa Industrial Corp.	87,000	42
*	China Synthetic Rubber Corp.	44,000	42
	Ta Chong Bank Co. Ltd.	235,000	41
	KYE Systems Corp.	42,862	41
*	TXC Corp.	34,000	41
*	Mosel Vitelic Inc.	152,000	41
	Kinsus Interconnect Technology Corp.	19,000	41
*	Pihsiang Machinery Manufacturing Co. Ltd.	19,000	40
	Dynapack International Technology Corp.	14,299	40
*	Great Wall Enterprise Co., Ltd.	37,000	40
	Ralink Technology Corp.	12,000	40
	Global Unichip Corp.	7,278	40
	UPC Technology Corp.	90,000	40
*	Chin-Poon Industrial Co., Ltd.	72,000	40
*	Taichung Commercial Bank	154,000	39
	San Shing Fastech Corp.	76,000	39
*	USI Corp.	86,000	38
	Zinwell Corp.	19,000	38
*	The Ambassador Hotel	32,000	38
*	CTCI Corp.	37,000	38
	Taiwan Mask Corp.	104,000	38
*	Compeq Manufacturing Co., Ltd.	133,000	37
*	Holystone Enterprise Co. Ltd.	33,000	37
	Shining Building Business Co. Ltd.	30,000	36
*	T JOIN Transportation Co., Ltd.	69,000	36
	Chroma ATE Inc.	23,106	35
	Chipbond Technology Corp.	40,000	35
	Chung Hsin Electric & Machinery Manufacturing Corp	67,000	35
	Avermedia Technologies	29,290	35
	Hsin Kuang Steel Co. Ltd.	39,249	35

	United Integrated Services Co. Ltd.	69,000	34
*	Gintech Energy Corp.	17,000	34
	First Steamship Co. Ltd.	24,000	34
	Firich Enterprises Co., Ltd.	13,000	33
	Radium Life Tech Co. Ltd.	37,000	33
*	Standard Foods Corp.	34,000	33
	Shih Wei Navigation Co. Ltd.	21,525	33
*	Long Chen Paper Co. Ltd.	122,000	33
	Kuoyang Construction Co. Ltd.	56,000	33
*	Chong Hong Construction Co., Ltd.	16,000	33
*	Alpha Networks Inc.	37,000	32
	Pan-International Industrial Co., Ltd.	27,040	32
	Makalot Industrial Co. Ltd.	18,000	32
*	Sanyang Industry Co. Ltd.	72,000	32
*	Kinpo Electronics, Inc.	122,000	32
	Long Bon Development Co. Ltd.	88,000	32
	Quanta Storage Inc.	16,160	31
	Shihlin Electric & Engineering Corp.	26,000	31
	Wah Lee Industrial Corp.	31,465	30
	Concord Securities Corp.	98,000	30
	AV Tech Co.	10,000	30
	GeoVision Inc.	7,000	30
	Springsoft Inc.	41,000	29
*	Evergreen International Storage & Transport Corp.	33,000	29
*	King Slide Works Co. Ltd.	5,000	28
	China Manmade Fibers Corp.	149,000	28
*	Topco Scientific Co. Ltd.	30,000	28
	ICP Electronics Inc.	25,214	28
*	TA Chen Stainless Pipe	35,000	28
	International Games System Co. Ltd.	3,299	28
*	Sincere Navigation Corp.	23,000	27
	Hung Sheng Construction Co. Ltd.	59,000	27
*	Tong Yang Industry Co., Ltd.	24,000	27
	Nien Hsing Textile Co. Ltd.	51,000	27
	Ability Enterprise Co. Ltd.	16,480	26
*	King's Town Bank	110,000	26
	Sinyi Realty Co., Ltd.	14,000	26
	Aten International Co. Ltd.	19,260	26
	Sunplus Technology Co., Ltd.	45,000	26
*	Syncmold Enterprise Corp.	14,000	25
	MIN AIK Technology Co. Ltd.	29,900	25
	Chun Yuan Steel Industrial Co., Ltd.	76,000	25
	A-DATA Technology Co. Ltd.	10,000	25
*	Walsin Technology Corp.	60,000	25
*	King's Town Construction Co. Ltd.	26,000	25
*	Merida Industry Co. Ltd.	14,000	24
	L&K Engineering Co. Ltd.	27,000	24
*	Taiwan Fire & Marine Insurance Co.	28,000	24
*	Yeun Chyang Industrial Co. Ltd.	27,000	24
*	Sintek Photronic Corp.	43,000	23
	Central Reinsurance Co. Ltd.	68,000	23
	Continental Engineering Corp.	63,000	23
	Senao International Co. Ltd.	18,000	23
*	Taiwan Life Insurance Co., Ltd.	28,000	23
	Shinkong Textile Co. Ltd.	19,000	22

	Taiwan Cogeneration Corp.	47,000	22
	Merry Electronics Co. Ltd.	22,000	22
*	Sunrex Technology Corp.	20,000	22
	Accton Technology Corp.	64,000	22
*	Globe Union Industrial Corp.	29,000	21
	Sitronix Technology Corp.	11,000	21
*	Grand Pacific Petrochemical	56,000	21
	O-TA Precision Industry Co. Ltd.	17,000	20
	Lite-On Semiconductor Corp.	34,000	20
	Taiwan Semiconductor Co. Ltd.	31,000	20
	Silitech Technology Corp.	8,000	19
	Tsann Kuen Enterprise Co. Ltd.	18,000	19
*	Chia Hsin Cement Corp.	37,000	19
	Ardentec Corp.	34,978	19
*	Federal Corp	36,000	19
	Formosan Rubber Group Inc.	31,000	19
*	Bank of Kaohsiung	59,000	19
	Zyxel Communications Corp.	30,000	19
*	Cheng Loong Corp.	57,000	19
	Taiwan Styrene Monomer Corp.	50,000	18
*	Gloria Material Technology Corp.	30,000	18
*	Giantplus Technology Co. Ltd.	29,000	18
*	Southeast Cement Co. Ltd.	48,000	17
*	Mercuries & Associates Ltd.	39,000	17
*	Jess-Link Products Co. Ltd.	11,000	16
	E-Ton Solar Tech Co. Ltd.	6,000	16
*	Kindom Construction Co.	26,000	16
	Systex Corp.	17,000	16
*	Chung Hwa Pulp Corp.	44,000	16
*	Wistron NeWeb Corp.	14,000	16
	Everlight Chemical Industrial Corp.	27,000	16
*	Unitech Printed Circuit Board Corp.	47,000	15
*	Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	15
	Asia Polymer	23,000	14
	Hung Poo Real Estate Development Corp.	11,000	14
*	Gold Circuit Electronics Ltd.	40,000	14
*	Eastern Media International Corp.	66,000	13
*	Kinik Co.	9,000	10

			9,528
Thailand (0.3%)
	Glow Energy Public Co. Ltd. (Foreign)	159,600	140
	Minor International Public Co. Ltd. (Foreign)	458,600	114
	Hana Microelectronics Public Co. Ltd. (Foreign)	137,200	76
	Bangkok Expressway Public Co. Ltd. (Foreign)	120,800	61
	Samart Corp. PCL	240,400	44
	TISCO Finance Public Co. Ltd. (Foreign)	48,700	26
	Thanachart Capital Public Co. Ltd. (Foreign)	59,900	24
*	Kiatnakin Finance Public Co. Ltd. (Foreign)	43,700	23
	Bumrungrad Hospital Public Co. Ltd. (Foreign)	29,700	23
	Precious Shipping Public Co. Ltd. (Foreign)	36,400	17
	Kim Eng Securities Thailand Public Co. Ltd. (Foreign)	37,600	15
*	Thai Plastic & Chemical Public Co. Ltd. (Foreign)	18,900	10

			573

Turkey (0.7%)
*	Asya Katilim Bankasi A.S.	117,562	226
*	Petkim Petrokimya Holding A.S.	33,061	157
	Turk Hava Yollari Anonim Ortakligi	98,510	156
	Ulker Gida Sanayi ve Ticaret A.S.	79,929	154
	Aksigorta A.S.	38,324	117
	TAV Havalimanlari Holding A.S.	27,353	77
	Albaraka Turk Katilim Bankasi A.S.	42,093	66
*	Turk Sise ve Cam Fabrikalari A.S.	71,505	65
*	Trakya Cam Sanayii A.S.	61,825	65
*	Arcelik A.S.	28,966	62
	Yazicilar Holding A.S.	8,453	47
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	113,539	42
	Tofas Turk Otomobil Fabrikasi A.S.	19,528	42
*	Dogan Yayin Holding A.S.	27,199	27
*	Turk Ekonomi Bankasi A.S.	23,831	24
*	Fortis Bank A.S.	16,937	17

			1,344
United Kingdom (16.0%)
*	Autonomy Corp.PLC	26,683	524
	Randgold Resources Ltd.	8,453	518
	Inmarsat	51,479	476
	Serco Group PLC	58,332	393
	Admiral Group PLC	23,817	381
	Petrofac Ltd.	28,860	361
	Investec PLC	51,651	349
	Amlin PLC	61,163	340
	Travis Perkins PLC	24,684	336
*	Pennon Group PLC	41,602	317
	Intertek Testing Services PLC	18,273	317
	London Stock Exchange PLC	25,774	307
	ARM Holdings PLC	145,102	306
	FirstGroup PLC	54,470	302
	Balfour Beatty PLC	56,669	290
	Aggreko PLC	31,626	289
*	Premier Oil PLC	13,977	289
	Inchcape PLC	623,949	287
*	Dana Petroleum PLC	11,912	273
	Informa PLC	67,842	271
*	Taylor Wimpey PLC	406,435	265
*	SSL International PLC	27,456	260
	Persimmon PLC	33,918	255
	Hiscox Ltd.	49,252	249
	Venture Production PLC	17,671	246
	Babcock International Group PLC	30,592	241
	Peter Hambro Mining PLC	21,392	234
	TUI Travel PLC	61,394	233
	Arriva PLC	32,062	232
	Meggitt PLC	73,925	223
	Weir Group PLC	24,318	222
	Carillion PLC	50,341	219
	Charter International PLC	23,295	218
*	IG Group Holdings PLC	43,277	218
	Spirax-Sarco Engineering PLC	14,038	215

	Aberdeen Asset Management PLC	103,416	215
	Catlin Group Ltd.	41,062	212
	Close Brothers Group PLC	18,324	212
	IMI PLC	37,209	211
	Dimension Data Holdings PLC	203,430	205
	John Wood Group PLC	45,524	203
*	Cookson Group PLC	38,982	203
	Ultra Electronics Holdings PLC	10,445	199
	Mitchells & Butlers PLC	45,758	199
*	Heritage Oil Ltd.	21,802	198
	VT Group PLC	25,152	197
*	easyJet PLC	39,094	197
	Stagecoach Group PLC	86,681	196
	Misys PLC	64,681	196
	Derwent London PLC	12,080	195
*	The Berkeley Group Holdings PLC	14,033	194
^	Intermediate Capital Group PLC	59,045	194
	Croda International PLC	20,070	193
*	SOCO International PLC	8,713	188
	DSG International PLC	406,903	188
	Michael Page International PLC	37,238	188
	Homeserve PLC	8,027	184
	Northumbrian Water Group PLC	47,203	184
	Bellway PLC	14,922	183
	Henderson Group PLC	103,165	182
	SIG PLC	88,372	180
*	Premier Foods PLC	273,106	176
*	QinetiQ Group PLC	77,527	175
	Greene King PLC	24,462	173
*	Debenhams PLC	116,527	173
	De La Rue PLC Group	12,225	170
	Shaftesbury PLC	30,710	170
	Halma PLC	52,650	168
	Halfords Group PLC	28,669	167
	Rotork PLC	11,161	166
	Tullett Prebon PLC	27,987	166
	Mitie Group PLC	41,229	163
*	Punch Taverns PLC	92,116	162
	Great Portland Estates PLC	41,129	160
	Micro Focus International PLC	23,007	155
	Ashmore Group PLC	44,024	155
*	Jardine Lloyd Thompson Group PLC	21,155	153
	WS Atkins PLC	13,906	148
	Britvic PLC	25,868	147
	Chemring Group PLC	4,318	146
*	Barratt Developments PLC	44,040	146
	Spectris PLC	15,449	144
	The Davis Service Group PLC	25,404	143
	Brit Insurance Holdings PLC	39,851	139
	Electrocomponents PLC	55,994	139
	Hikma Pharmaceuticals PLC	18,714	136
*	CSR PLC	18,881	135
	WH Smith PLC	18,872	134
	Kesa Electricals PLC	60,574	132
	BBA Aviation PLC	58,298	132

	Wellstream Holdings PLC	14,487	132
	Victrex PLC	11,965	130
	Marston's PLC	82,091	127
	Beazley Group PLC	73,912	126
	Melrose PLC	64,587	124
	Aveva Group PLC	9,151	124
	International Personal Finance	55,208	124
	Pace Micro Technology PLC	33,668	121
	Rightmove PLC	17,321	121
	The Go-Ahead Group PLC	6,004	121
	J.D. Wetherspoon PLC	15,960	121
	Mothercare PLC	13,448	119
	Connaught PLC	18,779	119
	Regus PLC	99,418	116
	Hunting PLC	16,642	116
	Premier Farnell PLC	47,761	114
*	Bovis Homes Group PLC	14,770	114
	PZ Cussons	28,278	113
	Greggs PLC	17,174	113
	Forth Ports PLC	6,727	111
	BTG PLC	36,892	111
	N Brown Group PLC	27,544	107
	Fidessa Group PLC	5,197	105
	Dignity PLC	10,133	103
	Morgan Crucible Co. PLC	48,030	103
	Game Group PLC	41,770	103
	RPS Group PLC	32,013	102
	Spirent PLC	86,309	101
	Keller Group PLC	9,448	101
	Dairy Crest Group PLC	18,250	100
	Savills PLC	17,577	98
	National Express Group PLC	17,306	98
	Rathbone Brothers PLC	7,514	94
^	HMV Group PLC	50,109	91
	Millennium & Copthorne Hotels PLC	19,516	91
	Helical Bar PLC	15,719	89
	Hargreaves Lansdown PLC	24,288	88
*	Ashtead Group PLC	84,237	88
	Chloride Group	36,663	87
	Evolution Group PLC	38,632	86
*	Big Yellow Group PLC	14,786	84
*	Carpetright PLC	7,846	84
*	Brewin Dolphin Holdings PLC	36,311	84
	Dechra Pharmaceuticals PLC	11,485	83
*	Telecity Group PLC	14,661	83
*	David S. Smith Holdings PLC	65,598	82
	Colt Telecom Group SA	44,230	82
*	Rank Group PLC	62,838	82
	Genus PLC	9,474	81
*	St. James's Place Capital PLC	26,665	81
	Southern Cross Healthcare Ltd.	35,794	81
	Laird PLC	27,239	79
	Kier Group PLC	5,159	78
*	SDL PLC	12,638	76
	Filtrona PLC	34,862	75

*	Redrow PLC	23,337	75
	Ferrexpo PLC	31,413	75
	Hochschild Mining PLC	17,723	74
	Restaurant Group PLC	27,526	73
	Yell Group PLC	142,604	73
	Gem Diamond Ltd.	22,236	73
	F&C Asset Management PLC	59,427	73
	Xchanging PLC	22,593	73
	BSS Group PLC	16,383	71
	Cranswick PLC	7,131	71
	Bluebay Asset Management PLC	17,345	70
*	Chaucer Holdings PLC	97,123	68
	JKX Oil & Gas PLC	17,456	67
	Galliford Try PLC	72,506	67
	Care U.K. PLC	12,504	66
	Interserve PLC	20,131	66
	eaga PLC	30,807	64
	Paragon Group Co. PLC	35,277	61
	Speedy Hire PLC	104,185	61
	Novae Group PLC	12,309	61
	Northern Foods PLC	59,025	61
*	Galiform PLC	64,461	60
	Workspace Group PLC	235,797	60
*	Bodycote PLC	25,099	60
	Sports Direct International PLC	39,859	59
*	Brixton PLC	74,462	58
	PV Crystalox Solar PLC	41,919	57
	Mouchel Group PLC	20,708	55
	Headlam Group PLC	12,403	53
*	Shanks Group PLC	41,008	53
	PayPoint PLC	6,404	52
	Morgan Sindall PLC	5,059	52
	Mcbride PLC	21,000	51
	Moneysupermarket.com Group PLC	41,788	50
	Collins Stewart PLC	39,161	50
	Wincanton PLC	15,922	50
*	Trinity Mirror PLC	36,298	50
	Development Securities PLC	10,320	49
	Delta PLC	21,687	45
	Dunelm Group PLC	9,284	43
*	ST Modwen Properties PLC	12,793	43
	ITE Group PLC	26,782	43
	Marshalls PLC	26,197	43
	Northgate PLC	202,600	42
	Robert Wiseman Dairies PLC	6,221	42
	Chesnara PLC	16,246	42
	Safestore Holdings PLC	25,385	42
	Computacenter PLC	11,063	41
	Findel PLC	68,670	41
	Senior PLC	55,829	38
	Smiths News PLC	19,530	38
*	WSP Group PLC	8,133	37
	Bloomsbury Publishing PLC	16,022	37
*	Grainger Trust PLC	12,058	37
	Sthree PLC	10,004	36

	Elementis PLC	67,581	36
*	Renishaw PLC	5,217	35
	Holidaybreak PLC	8,122	35
*	Wolfson Microelectronics PLC	16,566	35
*	Johnston Press PLC	127,751	33
*	UK Coal PLC	16,546	32
	Severfield-Rowen PLC	10,902	32
	Kcom Group PLC	64,436	31
	Hampson Industries PLC	28,942	30
	Fenner PLC	18,554	30
*	Assura Group Ltd.	57,443	29
	Unite Group PLC	13,759	29
	Melrose Resources PLC	5,712	29
	Robert Walters PLC	11,513	29
*	Yule Catto & Co. PLC	14,045	27
*	JJB Sports PLC	55,748	26
	Tribal Group PLC	19,427	25
*	Daejan Holdings PLC	756	25
	Psion PLC	22,137	25
*	CLS Holdings PLC	4,136	21
	Luminar Group Holdings PLC	8,238	21

ROK PLC	21,731	18
Euromoney Institutional Investor PLC	4,682	18
888 Holdings PLC	12,446	17
Business Post Group PLC	3,490	16
St Ives Group PLC	20,513	16
Mucklow A & J Group PLC	4,106	15
Luminar Group Holdings PLC Rights Exp. 8/17/09	2,746	3
JP Morgan Emerging Markets Investment Trust PLC	1,864	1

		29,363
Total Common Stocks (Cost $156,118)		181,881

Coupon
Temporary Cash Investment (4.1%)
Money Market Fund (4.1%)
[1,2]	Vanguard Market Liquidity Fund (Cost $7,571)	0.335%	7,571,000	7,571

Total Investments (103.4%) (Cost $163,689)	189,452
Other Assets and Liabilities-Net (-3.4%)[2]	(6,311)
Net Assets (100%)	183,141

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,136,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $3,327,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $163,689,000. Net unrealized appreciation of investment securities for tax purposes was $25,763,000, consisting of unrealized gains of $26,973,000 on securities that had risen in value since their purchase and $1,210,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	27,677	154,204	—
Temporary Cash Investments	7,571	—	—
Total	35,248	154,204	—

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.